Registration No. 333-116220

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 23

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 157

(Check appropriate box or boxes)

Principal Life Insurance Company Separate Account B

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(Exact Name of Registrant)

Principal Life Insurance Company

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(Name of Depositor)

The Principal Financial Group, Des Moines, Iowa  50392

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(Address of Depositor's Principal Executive Offices)     (Zip Code)

(515) 248-3842

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Depositor's Telephone Number, including Area Code

M. D. Roughton,

The Principal Financial Group, Des Moines, Iowa  50392

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(Name and Address of Agent for Service)

Title of Securities Being Registered:  Principal Investment Plus Variable AnnuitySM Contract

It is proposed that this filing will become effective (check appropriate box)

_____    immediately upon filing pursuant to paragraph (b) of Rule 485

_____    on (date) pursuant to paragraph (b) of Rule 485

__X__    60 days after filing pursuant to paragraph (a)(1) of Rule 485

_____    on (date) pursuant to paragraph (a)(1) of Rule 485

_____    75 days after filing pursuant to paragraph (a)(2) of Rule 485

_____    on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

_____    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITYSM

Prospectus dated July ____, 2012

This prospectus describes Principal Investment Plus Variable Annuity, an individual, flexible premium, deferred variable annuity (the “Contract”), issued by Principal Life Insurance Company (“the Company”, “we”, “our” or “us”) through Principal Life Insurance Company Separate Account B (“Separate Account”).

This prospectus provides information about the Contract and the Separate Account that you, as owner, should know before investing. The prospectus should be read and retained for future reference. Additional information about the Contract and the Separate Account is included in the Statement of Additional Information (“SAI”), dated July ___, 2012, which has been filed with the Securities and Exchange Commission (the “SEC”) and is considered a part of this prospectus. The table of contents of the SAI is at the end of this prospectus. You  may obtain a free copy of the SAI and all additional information by writing or calling: Principal Investment Plus Variable Annuitysm, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, Telephone: 1-800-852-4450. You  can also visit the SEC’s website at www.sec.gov, which contains the SAI, material incorporated into this prospectus by reference, and other information about registrants that file electronically with the SEC.

These securities have not been approved or disapproved by the SEC or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

You generally may allocate your  investment in the Contract among the following investment options: dollar cost averaging fixed accounts (“DCA Plus accounts”), a Fixed Account and the Separate Account divisions. The DCA Plus accounts and the Fixed Account are a part of our General Account. Each division  of the Separate Account invests in shares of a corresponding mutual fund (the “underlying mutual funds”). A list of the underlying mutual funds available under the Contract is shown below.

Your accumulated value will vary according to the investment performance of the underlying mutual funds in which your  selected division(s)  are invested. We  do not guarantee the investment performance of the underlying mutual funds.

For any administrative questions, you  may contact us  by writing or calling: Principal Investment Plus Variable Annuitysm, Principal Financial Group, P.O. Box 9382, Des Moines, Iowa 50306-9382, Telephone: 1-800-852-4450

The Contract is available with or without the Premium Payment Credit Rider. This rider applies credits to the accumulated value for premium payments made in contract year one. The amount of the credit may be more than offset by the additional charges associated with it (higher surrender charges, a longer surrender charge period and increased annual expenses). A Contract without this rider will cost less. You  should review your  own circumstances to determine whether this rider is suitable for you.  To assist you  in making that determination, we  have highlighted in grey boxes those portions of this prospectus pertaining to the rider.

NOTE:  We  recapture the premium payment credit if you  return the Contract during the examination offer period or request full annuitization  of the Contract prior to the third Contract anniversary. You  take the risk that the recaptured amount may exceed the then current value of the credit(s). This risk occurs when your  investment options have experienced negative investment performance (i.e., have lost value) since the credit was applied. In that situation, you  would be worse off than if you  had not purchased the Premium Payment Credit Rider.

The Contract is available with or without a Guaranteed Minimum Withdrawal Benefit rider (GMWB). The GMWB riders currently available are Principal Income Builder 3 (“PIB 3”) and Principal Income Builder 10 (“PIB 10”). You may only elect one GMWB rider. The following underlying mutual funds are available under the Contract(1):

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AllianceBernstein Variable Products Series Fund — Class A	Principal Variable Contracts Funds — Class 1
• AllianceBernstein Small Cap Growth Portfolio	• Asset Allocation Account
American Century Variable Portfolios, Inc.	• Bond & Mortgage Securities Account
• Inflation Protection Fund — Class II	• Diversified International Account
• Mid Cap Value Fund - Class II	• Equity Income Account
• Ultra Fund — Class II	• Government & High Quality Bond Account
• Vista Fund — Class I	• International Emerging Markets Account
Dreyfus Investment Portfolios — Service Shares	• LargeCap Blend Account II
• Technology Growth Portfolio	• LargeCap Growth Account
Fidelity Variable Insurance Products — Service Class 2	• LargeCap Growth Account I
• Contrafund® Portfolio	• LargeCap S&P 500 Index Account
• Equity-Income Portfolio	• LargeCap Value Account
• Growth Portfolio	• MidCap Blend Account
• Mid Cap Portfolio	• Money Market Account
• Overseas Portfolio	• Principal Capital Appreciation Division
Franklin Templeton Variable Insurance Products Trust — Class 2	• Principal LifeTime 2010 Account(2) • Principal LifeTime 2020 Account(2)
• Small Cap Value Securities Fund	• Principal LifeTime 2030 Account(2)
Goldman Sachs Variable Insurance Trust — Institutional Shares	• Principal LifeTime 2040 Account(2) • Principal LifeTime 2050 Account(2)
• MidCap Value Fund	• Principal LifeTime Strategic Income Account(2)
• Structured Small Cap Equity Fund	• Real Estate Securities Account
Invesco Variable Insurance Funds — Series I	• Short-Term Income Account
• Value Opportunities Fund	• SmallCap Growth Account II
• International Growth Fund	• SmallCap Value Account I
• Small Cap Equity Fund	• Strategic Asset Management Balanced Account Portfolio(2)
MFS Variable Insurance Trust — Service Class • Utilities Series	• Strategic Asset Management Conservative Balanced Portfolio(2) • Strategic Asset Management Conservative Growth Portfolio(2)
• Value Series Neuberger Berman Advisers Management Trust	• Strategic Asset Management Flexible Income Portfolio(2) • Strategic Asset Management Strategic Growth Portfolio(2)
• Large Cap Value Portfolio — I Class	Principal Variable Contracts Funds — Class 2
• Small-Cap Growth Portfolio — S Class	• Diversified Balanced Account(2)
• Socially Responsive Portfolio — I Class	• Diversified Growth Account(2)
PIMCO Variable Insurance Trust — Administrative Class	• Diversified Income Account(2)
• All Asset Portfolio	T. Rowe Price Equity Series, Inc. — II
• Total Returns Portfolio • High Yield Portfolio	• T. Rowe Price Blue Chip Growth Portfolio • T. Rowe Price Health Sciences Portfolio
Van Eck VIP Global Insurance Trust — Class S Shares
• Global Hard Assets Fund -

 (1) If you  elect a GMWB rider, your  investment options for premium payments and accumulated value will be restricted (for restrictions see APPENDIX B).

(2) This underlying mutual fund is a fund of funds. The fund of funds expenses may be higher than other fund types because the expenses of the selected fund include the expenses of the funds it holds.

An investment in the Contract is not a deposit or obligation of any bank and is not insured or guaranteed by any bank, the Federal Deposit Insurance Corporation or any other government agency.

The Contract, certain Contract features and/or some of the investment options may not be available in all states or through all broker dealers. In addition, some optional features may restrict your  ability to elect certain other optional features. For further details, please contact us at 1-800-852-4450.

Subject to state availability, if your  Contract was purchased on or after May 20, 2006, you  have the right to partially annuitize a portion of your  accumulated value.

This prospectus is valid only when accompanied by the current prospectuses for the underlying mutual funds. These prospectuses should be kept for future reference. This prospectus is not an offer to sell, or solicitation of an offer to buy, the Contract in states in which the offer or solicitation may not be lawfully made. No person is authorized to give any information or to make any representation in connection with this Contract other than those contained in this prospectus.

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TABLE OF CONTENTS

Separate Account Investment Options.....................................................................	2
GLOSSARY .........................................................................................................................	3
SUMMARY OF EXPENSE INFORMATION..............................................................................	8
SUMMARY ...........................................................................................................................	13

1. THE CONTRACT .............................................................................................................	17
How To Buy a Contract .....................................................................................................	17
Premium Payments ..........................................................................................................	17
Allocating Premium Payments............................................................................................	18
Principal Variable Annuity Exchange Offer (“exchange offer”) ................................................	18
Exchange Credit (for exchanges from our fixed deferred annuities) ........................................	19
Right to Examine the Contract (free look) ............................................................................	19
Accumulated Value ..........................................................................................................	20
Telephone and Internet Services .........................................................................................	21

2. CHARGES AND DEDUCTIONS .........................................................................................	22
Surrender Charge .............................................................................................................	22
Free Surrender Amount................................................................................................	23
When Surrender Charges Do Not Apply.........................................................................	24
Waiver of Surrender Charge Rider..................................................................................	24
Transaction Fee ...............................................................................................................	24
Premium Taxes ................................................................................................................	25
Annual Fee ......................................................................................................................	25
Separate Account Annual Expenses ..................................................................................	25
Mortality and Expense Risks Charge.............................................................................	25
Administration Charge..................................................................................................	25
Charges for Rider Benefits Currently Available.......................................................................	26
Premium Payment Credit Rider.....................................................................................	26
Principal Income Builder 3 (PIB 3).................................................................................	26
Principal Income Builder 10 (PIB 10)..............................................................................	27
Charges for Rider Benefits No Longer Available....................................................................	27
Enhanced Death Benefit Rider.......................................................................................	27
GMWB 1 Rider – Investment Protector Plus...................................................................	27
GMWB 2-SL (Single Life) Rider – Investment Protector Plus 2.........................................	27
GMWB 2-SL/JL (Single Life/Joint Life) Rider – Investment Protector Plus 2.......................	27
Special Provisions for Group or Sponsored Arrangements ....................................................	28

3. Fixed Account and DCA Plus Accounts ................................................................	28
Fixed Account...................................................................................................................	28
Fixed Account Value ........................................................................................................	29
Dollar Cost Averaging Plus Program (DCA Plus Program) ....................................................	29

4. LIVING BENEFIT – GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) ...............	30
Factors to Consider Before You Buy A GMWB Rider............................................................	30
Which GMWB Rider May Be Appropriate for You.................................................................	31
GMWB Rider Restrictions/Limitations.................................................................................	32
GMWB Investment Options................................................................................................	32
Principal Income Builder 3
Overview......................................................................................................................	33
Withdrawal Benefit Base...............................................................................................	33
Withdrawal Benefit Payment.........................................................................................	34
Covered Life Change ....................................................................................................	36
Effect of Withdrawals ...................................................................................................	37
Excess Withdrawals ...................................................................................................	37
Required Minimum Distribution (RMD) Program for GMWB Riders ...................................	37
GMWB Bonus ............................................................................................................	38
GMWB Step-Up ..........................................................................................................	39
Effect of Reaching the Maximum Annuitization Date Under the Rider ...............................	39
Effect of the Contract Accumulated Value Reaching Zero Under the Rider.........................	40
Principal Income Builder 3 Upon Death .........................................................................	40
Termination and Reinstatement of the Principal Income Builder 3 Rider.............................	42
Spousal Continuation of the Principal Income Builder 3 Rider...........................................	42
Effect of Divorce on the Principal Income Builder 3 Rider..................................................	44
Principal Income Builder 10
Overview .....................................................................................................................	45
Withdrawal Options .....................................................................................................	46
Withdrawal Benefit Base ..............................................................................................	46
Withdrawal Remaining Benefit Base .............................................................................	47
Withdrawal Benefit Payments ......................................................................................	47
Covered Life Change ....................................................................................................	49
Effect of Withdrawals ...................................................................................................	50
Excess Withdrawals ...................................................................................................	50
Required Minimum Distribution (RMD) Program for GMWB Riders ...................................	51
GMWB Bonus ............................................................................................................	52
GMWB Step-Up ..........................................................................................................	52
Effect of Reaching the Maximum Annuitization Date Under the Rider ...............................	53
Effect of the Contract Accumulated Value Reaching Zero Under the Rider ........................	54
Principal Income Builder 10 Upon Death ........................................................................	55
Termination and Reinstatement of the Principal Income Builder 10 Rider ..........................	57
Spousal Continuation of the Principal Income Builder 10 Rider ........................................	58
Effect of Divorce on the Principal Income Builder 10 Rider ...............................................	60

5. PREMIUM PAYMENT CREDIT RIDER ...............................................................................	61

6. TRANSFERS AND SURRENDERS ....................................................................................	63
Division Transfers...............................................................................................................	63
Unscheduled Transfers.................................................................................................	63
Scheduled Transfers (Dollar Cost Averaging)...................................................................	63
Fixed Account Transfers, Total and Partial Surrenders.....................................................	64
Automatic Portfolio Rebalancing (APR)..........................................................................	65
Surrenders........................................................................................................................	65
Total Surrender............................................................................................................	65
Unscheduled Partial Surrender......................................................................................	66
Scheduled Partial Surrender..........................................................................................	66

7. THE ANNUITIZATION PERIOD .........................................................................................	66
Annuitization Date ............................................................................................................	66
Full Annuitization ..............................................................................................................	66
Partial Annuitization...........................................................................................................	67
Annuity Benefit Payment Options ......................................................................................	67
Tax Considerations Regarding Annuity Benefit Payment Options ..........................................	68
Death of Annuitant (During the Annuitization Period) ............................................................	68

8. DEATH BENEFIT .............................................................................................................	69
Standard Death Benefit Formula..........................................................................................	70
Enhanced Death Benefit.....................................................................................................	70
Payment of Death Benefit...................................................................................................	70

9. ADDITIONAL INFORMATION ABOUT THE CONTRACT.......................................................	71
The Contract......................................................................................................................	71
Delay of Payments.............................................................................................................	71
Misstatement of Age or Gender...........................................................................................	71
Assignment.......................................................................................................................	71
Change of Owner or Annuitant.............................................................................................	72
Beneficiary........................................................................................................................	72
Contract Termination..........................................................................................................	72
Reinstatement...................................................................................................................	72
Reports.............................................................................................................................	73
Important Information About Customer Identification Procedures.............................................	73
Frequent Trading and Market-Timing (Abusive Trading Practices)............................................	73
Distribution of the Contract..................................................................................................	74
Performance Calculation.....................................................................................................	74

10. FEDERAL TAX MATTERS ...............................................................................................	75
Taxation of Non-Qualified Contracts...................................................................................	75
Taxation of Qualified Contracts..........................................................................................	76
Withholding.....................................................................................................................	77

11. GENERAL INFORMATION ABOUT THE COMPANY ..........................................................	78
Corporate Organization and Operation................................................................................	78
Legal Opinions.................................................................................................................	79
Legal Proceedings...........................................................................................................	79
Other Variable Annuity Contracts......................................................................................	79
Payments to Financial Intermediaries................................................................................	80
Service Arrangements and Compensation..........................................................................	80
Mutual Fund Diversification...............................................................................................	80
State Regulation .............................................................................................................	81
Independent Registered Public Accounting Firm.................................................................	81
Financial Statements.......................................................................................................	81

12. TABLE OF SEPARATE ACCOUNT DIVISIONS.................................................................	82
13. REGISTRATION STATEMENT.........................................................................................	93
14. TABLE OF CONTENTS OF THE SAI................................................................................	93
Appendix A — principal variable Annuity Exchange offer...................................	94
Appendix B — GMWB Investment Options...................................................................	99
Appendix c — Principal Income builder 3 exAMPLES...............................................	102
APPENDIX D — Principal Income builder 10 exAMPLES..............................................	106
Appendix E — GMWB 2-SL/JL (NO LONGER AVAILABLE FOR SALE) ...............................	115
Appendix F — GMWB 2-SL (No Longer Available for Sale) .....................................	142
Appendix G — GMWB 1 (No Longer Available for Sale) ..........................................	161
Appendix H — Enhanced death benefit rider (no longer available for sale)	180
Appendix I — Condensed Financial Information .....................................................	186
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GLOSSARY

accumulated value – the sum of the values in the DCA Plus Account(s), the Fixed Account and the Separate Account divisions.

anniversary(ies) – the same date and month of each year following the contract date .

annuitant – the person, including any joint  annuitant, on whose life the annuity benefit payment is based. This person may or may not be the owner.

annuitization – application of a portion or all of the accumulated value to an annuity benefit payment option to make income payments.

annuitization date – the date all of the owner’s  accumulated value is applied to an annuity benefit payment option.

Automatic Portfolio Rebalancing (APR) –  the transfer  of money among your  Separate Account divisions on a set schedule to maintain a specified percentage in each Separate Account division.

cash surrender value – the accumulated value minus any applicable surrender charges and fee(s) (contract fee and/or prorated share of the charge(s) for optional rider(s)).

contract date – the date that the Contract is issued and which is used to determine contract years.

contract year – the one-year period beginning on the contract date  and ending one day before the contract anniversary  and any subsequent one-year period beginning on a contract anniversary  (for example, if the contract date  is June 5, 2012, the first contract year ends on June 4, 2013, and the first contract anniversary  falls on June 5, 2013).

data page – that portion of the Contract which contains the following: owner  and annuitant  data (names, gender, annuitant  age); the Contract issue date; maximum annuitization date; Contract charges and limits; benefits; and a summary of any optional benefits chosen by the Contract owner.

Dollar Cost Averaging Plus (DCA Plus) account – an account which uses a guaranteed interest rate to calculate interest earned for a specific amount of time.

Dollar Cost Averaging Plus (DCA Plus) value – the amount invested in the DCA Plus Account(s) (plus interest earned and less any surrenders and/or transfers).

Dollar Cost Averaging Plus (DCA Plus) program –  a program through which your  DCA Plus value is transferred from a DCA Plus Account to the investment options over a specified period of time.

Fixed Account –  an account which uses a guaranteed interest rate to calculate interest earned.

Fixed Account value –  the amount invested in the Fixed Account (plus interest earned and less any surrenders and/or transfers).

good order –  an instruction or request is in good order when it is received in our  home office, or other place we  may specify, and has such clarity and completeness that we  do not have to exercise any discretion to carry out the instruction or request. We  may require that the instruction or request be given in a certain form.

home office – Company’s corporate headquarters located at Principal Financial Group, Des Moines, Iowa 50392-1770.

investment options –  the DCA Plus Accounts, Fixed Account and Separate Account divisions.

joint annuitant –  an annuitant  whose life determines the annuity benefit under this Contract. Any reference to the death of the annuitant  means the death of the first annuitant  to die.

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joint owner –  an owner  who has an undivided interest with the right of survivorship in this Contract with another owner. Any reference to the death of the owner  means the death of the first owner  to die.

non-qualified contract –  a Contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Annuity, Roth IRA, SEP IRA, Simple-IRA or Tax Sheltered Annuity.

notice – any form of communication received by us, at the home office, either in writing or in another form approved by us in advance.

Your notices  may be mailed to us at:

Principal Life Insurance Company

P O Box 9382

Des Moines, Iowa 50306-9382

owner – the person, including joint owner, who owns all the rights and privileges of this Contract. For the Principal Variable Annuity Exchange Offer, owner  refers to the original owner.

premium payments – the gross amount you  contributed to the Contract.

qualified plans – retirement plans which receive favorable tax treatment under Section 401 or 403(a) of the Internal Revenue Code.

Required Minimum Distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions.

Separate Account division (division(s)) – a part of the Separate Account which invests in shares of an underlying mutual fund. (Referred to in the marketing materials as “sub-accounts.”)

Separate Account division value – the sum of all divisions’  value; each division’s  value is determined by multiplying the number of units  in that division  by the unit  value  of that division.

surrender charge – the charge deducted upon certain partial surrenders or total surrender of the Contract before the annuitization date.

surrender value – accumulated value less any applicable surrender charge, rider fees, annual fee, transaction fees and any premium tax or other taxes.

transfer – moving all or a portion of your  accumulated value to or from one investment option or among several investment options. All transfers  initiated during the same valuation period are considered to be one transfer  for purposes of calculating the transaction fee, if any.

underlying mutual fund – a registered open-end investment company, or a series or portfolio thereof, in which a division  invests.

unit – the accounting measure used to determine your  proportionate interest in a division.

unit value   – a measure used to determine the value of an investment in a division.

valuation date (valuation days) – each day the New York Stock Exchange (“NYSE”) is open for trading and trading is not restricted.

valuation period – the period of time from one determination of the value of a unit  of a division  to the next. Each valuation period begins at the close of normal trading on the NYSE, generally 4:00 p.m. Eastern Time, on each valuation date and ends at the close of normal trading of the NYSE on the next valuation date.

we, our, us – Principal Life Insurance Company. We  are also referred to throughout this prospectus as the Company.

you, your – the owner  of this Contract, including any joint owner.

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SUMMARY OF EXPENSE INFORMATION

The tables below describe the fees and expenses that you  will pay when buying, owning and surrendering the Contract. The expenses for a Contract with the Premium Payment Credit Rider are higher than the expenses for the Contract without the Premium Payment Credit Rider.

The following table describes the fees and expenses you  will pay at the time you  buy the Contract, surrender the Contract or transfer  cash value between investment options

Contract owner transaction expenses(1)
	Maximum	Current
Surrender charge - without the Premium Payment Credit Rider (as a percentage of amount surrendered)(2)	• 6%	• 6%
Surrender charge - with the Premium Payment Credit Rider (as a percentage of amount surrendered)(3)	• 8%	• 8%
Transaction Fees • for each unscheduled partial surrender • for each unscheduled transfer(4)

•      the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year

•      the lesser of $30 or 2% of each unscheduled transfer  after the first unscheduled transfer  in a contract year

• $0 • $0
State Premium Taxes (vary by state)(5)	• 3.50% of premium payments made	• 0%

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The following table describes the fees and expenses that are deducted periodically during the time that you  own the Contract, not including underlying mutual fund fees and expenses.

Periodic Expenses
	Maximum Annual Charge	Current Annual Charge
Annual Fee (waived for Contracts with accumulated value of $30,000 or more)	The lesser of $30 or 2.00% of the accumulated value	The lesser of $30 or 2.00% of the accumulated value

Mortality and Expense Risks Charge (as a percentage of average daily Separate Account value)	1.25%	1.25%
Administration Charge (as a percentage of average daily Separate Account value)	0.15%	0.00%
Total Separate Account Annual Expense	1.40%	1.25%

Optional Riders(6)
	Maximum Annual Charge	Current Annual Charge
Premium Payment Credit Rider • Separate Account – based on the average daily accumulated value in the divisions, deducted daily • Fixed Account – maximum reduction in interest rate	0.60% 0.60%	0.60% 0.00%
Principal Income Builder 3 rider (GMWB) (as a percentage of the average quarterly For Life withdrawal benefit base)(7)	1.65%	0.95%
Principal Income Builder 10 rider (GMWB) (as a percentage of the average quarterly Investment Back withdrawal benefit base)(8)	2.00%	1.10%
Total Separate Account Annual Expense plus Optional Riders Annual Expense • with Principal Income Builder 3(9) • with Principal Income Builder 10(10)	3.65% 4.00%	2.20% 2.35%
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Optional Riders No Longer Available For Sale
	Maximum Annual Charge	Current Annual Charge
Enhanced Death Benefit Rider (as a percentage of the average quarterly accumulated value)(11)	0.30%	0.25%
GMWB 1 Rider (as a percentage of the average quarterly Investment Back remaining withdrawal benefit base)(12)	0.85%	0.80%(13)
GMWB 2-SL Rider (as a percentage of the average quarterly Investment Back withdrawal benefit base)(14)	1.00%	0.95%(15)
GMWB 2-SL/JL Rider (as a percentage of the average quarterly Investment Back withdrawal benefit base)(14)	1.65%(16)	0.95%(17)

This table shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you  may pay periodically during the time that you  own the Contract. More detail concerning the fees and expenses of each underlying mutual fund is contained in its prospectus.

Minimum and Maximum Annual Underlying Mutual Fund Operating Expenses as of December 31, 2011
	Minimum	Maximum
Total annual underlying mutual fund operating expenses (expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)*	0.26%	2.20%

*     Some of the funds available are structured as a “fund of funds”. A fund of funds is a mutual fund that invests primarily in a portfolio of other mutual funds. The expenses shown include all the fees and expenses of the funds that a fund of funds holds in its portfolio.

(1)     For additional information about the fees and expenses described in the table, see 2. CHARGES AND DEDUCTIONS.

(2)        Surrender charge without the Premium Payment Credit Rider (as a percentage of amounts surrendered):

Table of surrender charges without the Premium Payment Credit Rider
Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0%

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(3)Surrender charge with the Premium Payment Credit Rider (as a percentage of amounts surrendered):

Table of surrender charges with the Premium Payment Credit Rider
Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	8%
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8	1%
9 and later	0%

(4)     Please note that in addition to the fees shown, the Separate Account and/or sponsors of the underlying mutual funds may adopt requirements pursuant to rules and/or regulations adopted by federal and/or state regulators which require us to collect additional transaction fees and/or impose restrictions on transfers.

(5)     We  do not currently assess premium taxes for any Contract issued, but reserve the right in the future to assess up to 3.50% of premium payments made for Contract owners  in those states where a premium tax is assessed.

(6)     Not all riders are available in all states or through all broker dealers and may be subject to additional restrictions. Some rider provisions may vary from state to state.

(7)     At the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly For Life withdrawal benefit base. The average quarterly For Life withdrawal benefit base is equal to (1) the For Life withdrawal benefit base at the beginning of the calendar quarter plus (2) the For Life withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is higher than the fee amount if we  calculated it annually. For example, if your  withdrawal benefit base is changed on your  Contract anniversary, the fee for that calendar quarter will vary from the other quarters. See 2. CHARGES AND DEDUCTIONS for more information on how the rider charge is calculated.

(8)     At the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly Investment Back withdrawal benefit base. The average quarterly Investment Back withdrawal benefit base is equal to (1) the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus (2) the Investment Back withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is higher than the fee amount if we  calculated it annually. For example, if your  withdrawal benefit base is changed on your  Contract anniversary, the fee for that calendar quarter will vary from the other quarters. See 2. CHARGES AND DEDUCTIONS for more information on how the rider charge is calculated.

(9)      This amount assumes the Principal Income Builder 3 rider was elected (in addition to the 1.25% Mortality and Expense Risks Charge and the 0.15% Administration Charge).  This assumes the withdrawal benefit base is equal to the initial premium payment.  If the withdrawal benefit base changes, the charge for your  optional rider and your  Total Separate Account Annual Expense would be higher or lower.

(10)    This amount assumes the Principal Income Builder 10 rider was elected (in addition to the 1.25% Mortality and Expense Risks Charge and the 0.15% Administration Charge).  This assumes the withdrawal benefit base is equal to the initial premium payment.  If the withdrawal benefit base changes, the charge for your  optional rider and your  Total Separate Account Annual Expense would be higher or lower.

(11)    This rider is no longer available for sale. For those Contracts with this rider, at the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly accumulated value. The average quarterly accumulated value is equal to (1) the accumulated value at the beginning of the calendar quarter plus (2) the accumulated value at the end of the calendar quarter, and this sum is divided by two.  See 2. CHARGES AND DEDUCTIONS for more information on how the rider charge is calculated. See Appendix H for additional information.

(12)    This rider is no longer available for sale. For those Contracts with this rider, at the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly Investment Back remaining withdrawal benefit base. The average quarterly Investment Back remaining withdrawal benefit base is equal to (1) the Investment Back remaining withdrawal benefit base at the beginning of the calendar quarter plus (2) the Investment Back remaining withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. See Appendix G for more information on how the rider charge is calculated. There may be times when the sum of the four quarterly fee amounts is higher than the fee amount if we  calculated it annually. For example, if your  remaining withdrawal benefit base is changed, the fee for that calendar quarter will vary from the other quarters.

(13)    A 0.60% annual charge is assessed if the rider application was signed before February 16, 2009 and no GMWB Step-Up has occurred. A 0.80% annual charge is assessed if the rider application was signed before February 16, 2009 and a GMWB Step-Up has occurred. If the rider application was signed after February 16, 2009, the annual fee is 0.80%.

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(14)    At the end of each calendar quarter, one-fourth of the annual charge is multiplied by the average quarterly Investment Back withdrawal benefit base. The average quarterly Investment Back withdrawal benefit base is equal to (1) the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus (2) the Investment Back withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is higher than the fee amount if we  calculated it annually. For example, if your  withdrawal benefit base is changed on your  Contract anniversary, the fee for that calendar quarter will vary from the other quarters. For GMWB 2-SL, see Appendix f and for GMWB 2-SL/JL, see  APPENDIX E for more information on how the rider charge is calculated.

(15)    The current annual charge prior to your  Contract's 2010 anniversary  or if you  opt out of future GMWB Step-Ups is 0.75%. See APPENDIX E for more details.

(16)    The maximum annual charge for a rider application signed before January 4, 2010 is 1.00%.

(17)     A 0.75% annual charge is assessed if the rider application was signed before February 16, 2009 and you  opt out of future GMWB Step-Ups after the Contract's 2010 anniversary. A 0.95% annual charge is assessed if (1) the rider application was signed before February 16, 2009 and you  do not opt out of future GMWB Step-Ups after the Contract's 2010 anniversary  or (2) the rider application was signed on or after February 16, 2009.  See APPENDIX E for more details.

EXAMPLE

These examples are intended to help you  compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract owner  transaction expenses, Contract fees, Separate Account annual expenses, and underlying mutual fund fees and expenses.

Example 1

This example reflects the maximum charges imposed if you  were to purchase the Contract with the Principal Income Builder 3 rider (1.65%), as well as the Premium Payment Credit Rider (0.60%). The amounts below are calculated using the maximum rider fees and not the current rider fees.

The example assumes(1):

•          a $10,000 premium payment to issue the Contract;

•          a 5% return each year;

•          an annual Contract fee of $30 (expressed as a percentage of the average accumulated value);

•          the minimum and maximum annual underlying mutual fund operating expenses as of December 31, 2011 (without voluntary waivers of fees by the underlying funds, if any);

•          no premium taxes are deducted;

•          the Principal Income Builder 3 rider was added to the Contract at issue(1); and

•          the Premium Payment Credit Rider is added to the Contract at issue and the Premium Payment Credit Rider surrender charge schedule is applied. Because the premium payment credit is not added to the accumulated value in the examples, the actual costs would be higher.

Although your  actual costs may be higher or lower, based on these assumptions, your  costs would be as shown below:

	If you surrender your Contract at the end of the applicable time period				If you do not surrender your Contract				If you fully annuitize your Contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying mutual fund Operating Expenses (2.20%)	$1,289	$2,356	$3,350	$5,689	$576	$1,747	$2,927	$5,689	$576	$1,747	$2,927	$5,689
Minimum Total Underlying mutual fund Operating Expenses (0.26%)	$1,116	$1,848	$2,517	$4,071	$387	$1,197	$2,043	$4,071	$387	$1,197	$2,043	$4,071

(1) )This amount assumes the Principal Income Builder 3 rider was elected (in additional to the 1.25% Mortality and Expense Risks Charge and the 0.15% Administration Charge).  This assumes the withdrawal benefit base is equal to the initial premium payment.  If the withdrawal benefit base changes, the charge for your  optional rider and your  Total Separate Account Annual Expense would be higher or lower.

(2)The For Life withdrawal benefit base is used to calculate the Principal Income Builder 3 rider charge. The withdrawal benefit base is equal to your  premiums and increased for any applicable GMWB Bonus and any applicable GMWB Step-Up and decreased for any excess withdrawals. At the end of each calendar quarter, one-fourth of the annual Principal Income Builder 3 rider charge is multiplied by the average quarterly For Life withdrawal benefit base. The average quarterly For Life withdrawal benefit base is equal to the For Life withdrawal benefit base at the beginning of the calendar quarter plus the For Life withdrawal benefit base at the end of the calendar quarter and the sum is divided by two.

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Example 2

This example reflects the maximum charges imposed if you  were to purchase the Contract with the Principal Income Builder 10 rider (2.00%), as well as the Premium Payment Credit Rider (0.60%). The amounts below are calculated using the maximum rider fees and not the current rider fees.

The example assumes(1):

•          a $10,000 premium payment to issue the Contract;

•          a 5% return each year;

•          an annual Contract fee of $30 (expressed as a percentage of the average accumulated value);

•          the minimum and maximum annual underlying mutual fund operating expenses as of December 31, 2011 (without voluntary waivers of fees by the underlying funds, if any);

•          no premium taxes are deducted;

•          the Principal Income Builder 10 rider was added to the Contract at issue(2); and

•          the Premium Payment Credit Rider is added to the Contract at issue and the Premium Payment Credit Rider surrender charge schedule is applied. Because the premium payment credit is not added to the accumulated value in the examples, the actual costs would be higher.

Although your  actual costs may be higher or lower, based on these assumptions, your  costs would be as shown below:

	If you surrender your Contract at the end of the applicable time period				If you do not surrender your Contract				If you fully annuitize your Contract at the end of the applicable time period
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (2.20%)	$1,321	$2,445	$3,505	$6,157	$611	$1,843	$3,091	$6,157	$611	$1,843	$3,091	$6,157
Minimum Total Underlying Mutual Fund Operating Expenses (0.26%)	$1,147	$1,940	$2,679	$4,578	$422	$1,296	$2,215	$4,578	$422	$1,296	$2,215	$4,578

(1) )This amount assumes the Principal Income Builder 10 rider was elected (in additional to the 1.25% Mortality and Expense Risks Charge and the 0.15% Administration Charge).  This assumes the withdrawal benefit base is equal to the initial premium payment.  If the withdrawal benefit base changes, the charge for your  optional rider and your  Total Separate Account Annual Expense would be higher or lower.

 (2)The Investment Back withdrawal benefit base is used to calculate the Principal Income Builder 10 rider charge. The withdrawal benefit base is equal to your  premiums and increased for any applicable GMWB Bonus and any applicable GMWB Step-Up and decreased for any excess withdrawals. At the end of each calendar quarter, one-fourth of the annual Principal Income Builder 10 rider charge is multiplied by the average quarterly Investment Back withdrawal benefit base. The average quarterly Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two.

For Condensed Financial Information, please see Appendix I.

SUMMARY

This prospectus describes an individual flexible premium deferred variable annuity offered by the Company. The Contract is designed to provide individuals with retirement benefits, including:

•          non-qualified retirement programs; and

•          Individual Retirement Annuities (“IRA”), Simplified Employee Pension plans (“SEPs”) and Savings Incentive Match Plan for Employees (“SIMPLE”) IRAs adopted according to Section 408 of the Internal Revenue Code (see 10. FEDERAL TAX MATTERS). The Contract does not provide any additional tax deferral if you  purchase it to fund an IRA or other investment vehicle that already provides tax deferral.

For information on how to purchase the Contract, please see 1. THE CONTRACT.

This section is a brief summary of the Contract’s features. More detailed information follows later in this prospectus.

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Investment Limitations

•          Initial premium payment must be at least $5,000 for non-qualified contracts.

•          Initial premium payment must be at least $2,000 for all other contracts.

•          Each subsequent premium payment must be at least $500.

•          If you  are a member of a retirement plan covering three or more persons and premium payments are made through an automatic investment program, the initial and subsequent premium payments for the Contract must average at least $100 and not be less than $50.

•          The total sum of all premium payments may not be greater than $2,000,000 without prior home office approval.

You may allocate your  net premium payments to the investment options.

•          A complete list of the divisions  may be found in 12. TABLE OF SEPARATE ACCOUNT DIVISIONS. Each division  invests in shares of an underlying mutual fund. More detailed information about the underlying mutual funds may be found in the current prospectus for each underlying mutual fund. These underlying mutual fund prospectuses are bound together with this prospectus.

•          The investment options also include the Fixed Account and the DCA Plus accounts.

•          The GMWB riders impose limitations on the investment options available by requiring you  to allocate 100% of your  Separate Account assets to one of the designated fund options for the life of the rider.

Transfers

During the accumulation period:

•          a dollar amount or percentage of transfer  must be specified;

•          a transfer  may occur on a scheduled or unscheduled basis;

•          transfers  to the Fixed Account are not permitted if a transfer  has been made from the Fixed Account to a division  within six months; and

•          transfers  into DCA Plus accounts are not permitted.

During the annuitization  period, transfers  are not permitted (no transfers  once payments have begun).

See 1. THE CONTRACT, 3. FIXED ACCOUNT AND DCA PLUS ACCOUNTS, and  6. TRANSFERS AND SURRENDERS for additional restrictions.

This Transfers section does not apply to transfers  under the DCA Plus program. See 3. FIXED ACCOUNT AND DCA PLUS ACCOUNTS.

Surrenders

During the accumulation period:

•          the gross dollar amount to be surrendered must be specified;

•          surrendered amounts may be subject to surrender charges:

•          for Contracts without the Premium Payment Credit Rider, the maximum surrender charge is 6% of the amount(s) surrendered; or

•          for Contracts with the Premium Payment Credit Rider, the maximum surrender charge is 8% of the amount(s) surrendered;

•          full surrender of your  Contract may be subject to an annual Contract fee;

•          during a contract year, each partial surrender that is less than the Free Surrender Amount is not subject to a surrender charge; and

•          surrenders before age 59½ may involve an income tax penalty (see 10. FEDERAL TAX MATTERS).

During the annuitization  period, surrenders are not allowed.

See 6. TRANSFERS AND SURRENDERS for additional information.

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Charges and Deductions

•          No sales charge is deducted from premium payments at the time received. However, the Contract may impose a surrender charge on surrenders greater than the Free Surrender Amount.

•          A contingent deferred surrender charge is imposed on certain total or partial surrenders.

•          An annual mortality and expense risks charge equal to 1.25% of amounts in the Separate Account divisions is imposed daily.

•          The optional riders are available at an additional cost

•          Premium Payment Credit Rider – The current annual rider charge is 0.60% of the average daily accumulated value in the Separate Account divisions, deducted daily (with no reduction of the Fixed Account interest rate). The maximum annual rider charge is 0.60% of the average daily accumulated value in the Separate Account divisions, deducted daily (with a reduction of up to 0.60% of the Fixed Account interest rate).

•          Principal Income Builder 3 – The current annual rider charge is 0.95% of the average For Life withdrawal benefit base, deducted quarterly. The maximum annual rider charge is 1.65%.

•          Principal Income Builder 10 – The current annual rider charge is 1.10% of the average Investment Back withdrawal benefit base, deducted quarterly.  The maximum annual rider charge is 2.00%.

•          The daily Separate Account administration charge currently is 0.00% but we  reserve the right to assess a charge not to exceed 0.15% of Separate Account division value(s) annually.

•          There are underlying mutual fund expenses. More detailed information about the underlying mutual fund expenses may be found in the current prospectus for each underlying mutual fund.

•          Contracts with an accumulated value of less than $30,000 are subject to an annual fee of the lesser of $30 or 2% of the accumulated value. Currently we  do not charge the annual fee if your  accumulated value is $30,000 or more. If you  own more than one variable annuity contract with us, then all the contracts you  own or jointly own are aggregated on each contract’s anniversary  to determine if the $30,000 minimum has been met and whether that contract will be charged.

•          Certain states and local governments impose a premium tax. We  reserve the right to deduct the amount of the tax from premium payments or the accumulated value.

See 2. CHARGES AND DEDUCTIONS for additional information.

Annuity Benefit Payments

•          You  may choose from several fixed annuity benefit payment options which are described in 7.The Annuitization Period.

•          Payments are made to the owner  (or beneficiary depending on the annuity benefit payment option selected). You  should carefully consider the tax implications of each annuity benefit payment option. See 7.The Annuitization Period and  10. FEDERAL TAX MATTERS.

Death Benefit

•          The standard death benefit generally is the greatest of the accumulated value, the total of premium payments minus an adjustment for surrenders, or the highest accumulated value on any Contract anniversary  wholly divisible by seven. See 8. Death Benefit for more specific details.

•          If the owner  dies before the annuitization date, a death benefit is payable. The death benefit may be paid as either a single payment or under an annuity benefit payment option.  If no election is made within the required period of time, the full amount will be paid in a lump sum to the applicable state. Once the money is paid to the applicable state, the beneficiary will have to contact the state to request additional assistance.

•          If the annuitant  dies after the annuitization date, payments will continue only as provided by the annuity benefit payment option in effect.

•          The death benefit provided for each of the optional riders is:

•          Principal Income Builder 3 – beneficiary receives the death benefit under the Contract.

•          Principal Income Builder 10 - generally allows the beneficiary(ies) to elect the death benefit under the Contract or the Investment Back remaining withdrawal benefit base.

•          Enhanced Death Benefit Rider - generally is the greatest of the standard death benefit, premium payments accumulated at 5% effective annual interest rate or the highest accumulated value on any Contract anniversary.

See 8. Death Benefit and  7. The annuitization Period.

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Examination Offer Period (free look)

You may return the Contract during the examination offer period, which is generally 10 days from the date you  receive the Contract. The examination offer period may be longer in certain states.

•          The amount refunded will be a full refund of your  accumulated value plus any Contract charges and premium taxes you  paid unless state law requires otherwise. The underlying mutual fund fees and charges are not refunded to you  as they are already factored into the Separate Account division value.

•          The amount refunded may be more or less than the premium payments made.

•          We  recapture the full amount of any premium payment credit or exchange credit.

See 1.THE  CONTRACT  for additional information.

Optional Riders

Subject to certain conditions, you  may elect to add one or more of the available optional riders to your  Contract. Not all riders are available in all states or through all broker dealers and may be subject to additional restrictions. Some rider provisions may vary from state to state. We  may withdraw or prospectively restrict the availability of any rider at any time. For information regarding availability of any rider, you  may contact your  registered representative or call us at 1-800-852-4450.

The optional riders currently available are:

•      Premium Payment Credit  Rider – This rider applies credits to the accumulated value for premium payments made in contract year one. The surrender charge period is nine years if this rider is elected.

•      Guaranteed Minimum Withdrawal Benefit riders (you may only elect one GMWB rider):

•          Principal Income Builder 3 – This rider allows you  to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your  Contract accumulated value. This rider includes an annual bonus in the first 3 contract years for not taking withdrawals. Election of this rider results in restriction of your  Contract investment options to the more limited GMWB investment options.

•          Principal Income Builder 10 – This rider allows you  to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your  Contract accumulated value. This rider includes an annual bonus in the first 10 contract years for not taking withdrawals. Election of this rider results in restriction of your  Contract investment options to the more limited GMWB investment options.

Termination

The Contract will terminate:

•      If no premiums are paid during two consecutive calendar years and the accumulated value (or total premium payments less partial surrenders and applicable surrender charges) is less than $2,000 unless you  have a GMWB rider.

•      If you  fully annuitize and your  accumulated value on the annuitization date is less than $2,000 or if the amount applied under an annuity benefit payment option is less than the minimum requirement.

The GMWB rider will terminate:

•      The date you  send us notice to terminate the rider (after the 5th Contract anniversary  following the rider effective date).

•      The date you  fully annuitize, fully surrender or otherwise terminate the Contract.

•      The date the Contract owner  is changed (annuitant  is changed if the owner  is not a natural person), except when the change in owner  is due to a spousal continuation of the rider or the removal/addition of a joint life.

•      The date your  surviving spouse elects to continue the Contract without this rider (even if prior to the fifth Contract anniversary  following the rider effective date).

•      The date you  make an impermissible change in a covered life.

•      If you have a GMWB1, GMWB 2-SL, GMWB 2-SL/JL, or PIB 10 rider:

•      If the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.

•      The date the Investment Back remaining withdrawal benefit base is zero and there are no eligible covered lives.

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•      If you have the PIB 3 rider, the date the For Life withdrawal benefit base is zero or there are no eligible covered lives.

The Enhanced Death Benefit rider will terminate:

•      The date the Contract owner  is changed.

•      Upon the death of the owner.

•      The date the Contract terminates.

•      The date the death benefit described in the Contract equals the enhanced death benefit under this rider so long as this occurs after the Lock-In Date.

•      The date we  receive your  request to cancel it in our  office.

The Waiver of Surrender Charge rider will terminate the date the Contract owner  is changed.

1. THE CONTRACT

The Principal Investment Plus Variable Annuity is significantly different from a fixed annuity. As the owner  of a variable annuity, you  assume the risk of investment gain or loss (as to amounts in the Separate Account divisions) rather than the Company. The Separate Account division value  under a variable annuity is not guaranteed and varies with the investment performance of the underlying mutual funds.

Based on your  investment objectives, you  direct the allocation of premium payments and accumulated values. There can be no assurance that your  investment objectives will be achieved.

How to Buy a Contract

If you  want to buy a Contract, you  must submit an application and make an initial premium payment. If you  are buying the Contract to fund a SIMPLE-IRA or SEP, an initial premium payment is not required at the time you  send in the application. If the application is complete and the Contract applied for is suitable, the Contract is issued. If the completed application is received in good order, the initial premium payment is credited within two valuation days after the later of receipt of the application or receipt of the initial premium payment at our  home office. If the initial premium payment is not credited within five valuation days, it is refunded unless we  have received your  permission to retain the premium payment until we  receive the information necessary to issue the Contract.

The date the Contract is issued is the contract date. The contract date is the date used to determine contract years, regardless of when the Contract is delivered.

Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You  derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to make scheduled transfers among investment options without transaction fees.

Premium Payments

•          The initial premium payment must be at least $5,000 for non-qualified contracts.

•          The initial premium payment must be at least $2,000 for all other contracts.

•          If you  are making premium payments through a payroll deduction plan or through a bank (or similar financial institution) account under an automated investment program, your  initial and subsequent premium payments must be at least $100.

•          All premium payments are subject to a surrender charge period that begins in the contract year each premium payment is received.

•          Subsequent premium payments must be at least $500 and can be made until the annuitization date.

•          Premium payments are to be made by personal or financial institution check (for example, a cashier’s check). We  reserve the right to refuse any premium payment that we  feel presents a fraud or money laundering risk. Examples of the types of premium payments we  will not accept are cash, money orders, starter checks, travelers checks, credit card checks, and foreign checks.

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•          If you  are a member of a retirement plan covering three or more persons, the initial and subsequent premium payments for the Contract must average at least $100 and cannot be less than $50.

•          The total sum of all premium payments for a Contract may not be greater than $2,000,000 (maximum premium limit) without our  prior approval. For further information, please call 1-800-852-4450.

•          We  reserve the right to treat all of your  and/or your  spouse’s Principal deferred variable annuity contracts, with a guaranteed minimum withdrawal benefit rider attached, as one contract for purposes of determining whether you  have exceeded the maximum premium limit (without home office approval).

•          The Company reserves the right to increase the minimum amount for each premium payment with advance notice.

•          Premium payments are credited on the basis of the unit value next determined after we  receive a premium payment.

•          The state of Washington does not allow premium payments to be made after the first contract year on Contracts issued with the Premium Payment Credit Rider. See 5. PREMIUM PAYMENT CREDIT RIDER for more information.

•          If no premium payments are made during two consecutive calendar years and the accumulated value is less than $2,000, we  reserve the right to terminate the Contract. See 9. additional information about the contract.

Allocating Premium Payments

•          On your  application, you  direct how your  premium payments will be allocated to the investment options.

•          Allocations must be in percentages.

•          Percentages must be in whole numbers and total 100%.

•          Subsequent premium payments are allocated according to your  then current allocation instructions.

•          Changes to the allocation instructions are made without charge.

•          A change is effective on the next valuation period after we  receive your  new instructions in good order.

•          You  can change the current allocations and future allocation instructions by:

•          mailing your  instructions to us;

•          calling us  at 1-800-852-4450 (if telephone privileges apply);

•          faxing your  instructions to us at 1-866-894-2093; or

•          visiting www.principal.com.

•          Changes to premium payment allocations do not result in the transfer  of any existing investment option accumulated values. You  must provide specific instructions to transfer  existing accumulated values. We  currently do not charge a transaction fee for these transfers  but reserve the right to charge such a fee in the future.

•          Premium payments are credited on the basis of the unit value next determined after we  receive a premium payment.

Principal Variable Annuity Exchange Offer (“exchange offer”)

This exchange offer is available on and after January 4, 2010. Original owners of an eligible Principal variable annuity contract may elect to exchange their Principal variable annuity contract (“old contract”) for a new Principal Investment Plus Variable Annuity contract ("new contract") subject to the exchange offer terms and conditions. To determine if it is in your  best interest to participate in the exchange offer, we  recommend that you  consult with your  tax advisor and financial professional before electing to participate in the exchange offer.

You are eligible to participate in the exchange offer when:

•          your  old contract is not subject to any surrender charges; and

•          the exchange offer is available in your  state.

Currently, there is no closing date for the exchange offer. We  reserve the right, however, to modify the exchange offer commencement date and to modify or terminate the exchange offer upon reasonable written notice  to you.

See Appendix A for further details about the exchange offer.

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Exchange Credit (for exchanges from our fixed deferred annuities)

If you  own a fixed deferred annuity issued by us and are no longer subject to surrender charges, you  may transfer  the accumulated value, without charge, to the Contract described in this prospectus. We  will add 1% of the fixed annuity contract’s surrender value at the time of exchange to this Contract’s accumulated value. There is no charge or cost to you  for this exchange credit.

This exchange credit is allocated among the Contract’s investment options in the same ratio as your  allocation of premium payments. The credit is treated as earnings.

NOTE:  The exchange may not be suitable for you  if you  do not want to accept market risk. Fixed deferred annuities provide a fixed rate of accumulation. This Contract provides Separate Account divisions. The value of this Contract will increase or decrease depending on the investment performance of the Separate Account divisions you  select.

NOTE:  The charges and provisions of a fixed annuity contract and this Contract differ. The charges for this Contract are typically higher than charges for a fixed annuity and will increase further if you  elect the Premium Payment Credit Rider, a GMWB rider or other optional rider. In some instances, your  existing fixed annuity contract may have benefits that are not available under this Contract.

NOTE:  This exchange credit may not be available in all states. In addition, we  reserve the right to change or discontinue the exchange credit. You  may obtain more specific information regarding the exchange credit from your  registered representative or by calling us at 1-800-852-4450.

Right to Examine the Contract (free look)

It is important to us that you  are satisfied with the purchase of your  Contract. Under state law, you  have the right to return the Contract for any reason during the examination offer period (a “free look”). The examination offer period is the later of 10 days after the Contract is delivered to you, or such later date as specified by applicable state law.

Although we  currently allocate your  initial premium payments to the investment options you  have selected, during times of economic uncertainty and with prior notice  to you, we  may exercise our  right to allocate initial premium payments to the Money Market division  during the examination offer period. If your  initial premium payments are allocated to the Money Market division and the free look is exercised, you  will receive the greater of premium payments or the accumulated value.

In California, for owners age 60 or older, we  allocate initial premium payments to the Money Market division  during the examination offer period unless you  elect to immediately invest in the allocations you  selected. If your  premium payments were allocated to the Money Market division, after the free look period ends, your  accumulated value will be converted into units of the division(s)  according to your  allocation instructions. The units allocated will be based on the unit value next determined for each division.

To exercise your  free look, you  must send the Contract and a written request to us  postmarked before the close of business on the last day of the examination offer period.

If you  properly exercise your  free look, we  will cancel the Contract. In the states that require us to return your  premium payments, we  will return the greater of your  premium payments or accumulated value. In all states we  will return at least your  accumulated value plus any premium tax charge deducted, and minus any applicable federal and state income tax withholding. The amount returned may be higher or lower than the premium payment(s) applied during the examination offer period.

If you  are purchasing this Contract to fund an IRA, SIMPLE-IRA, or SEP-IRA and you  return it on or before the seventh day of the examination offer period, we  will return the greater of:

•          the total premium payment(s) made; or

•          your  accumulated value plus any premium tax charge deducted, less any applicable federal and state income tax withholding and depending upon the state in which the Contract was issued, any applicable fees and charges.

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You may obtain more specific information regarding the free look from your  registered representative or by calling us at 1-800-852-4450.

Accumulated Value

The accumulated value of your  Contract is the total of the Separate Account division value plus the DCA Plus account(s) value  plus the Fixed Account value. The DCA Plus accounts and Fixed Account are described in the section titled 3. FIXED ACCOUNT AND DCA PLUS ACCOUNTS.

There is no guaranteed minimum Separate Account division value. The value reflects the investment experience of the divisions  that you  choose and also reflects your  premium payments, partial surrenders, surrender charges, partial annuitizations  and the Contract expenses deducted from the Separate Account.

The Separate Account division value changes from day to day. To the extent the accumulated value is allocated to the Separate Account divisions, you  bear the investment risk. At the end of any valuation period, your  Contract’s value in a division  is:

•          the number of units you  have in a division  multiplied by

•          the value of a unit  in the division.

The number of units is equal to the total units purchased by allocations to the division  from:

•          your  initial premium payment;

•          subsequent premium payments;

•          your  exchange credit;

•          premium payment credits; and

•          transfers  from another investment option

minus units sold:

•          for partial surrenders and/or partial annuitizations  from the division;

•          as part of a transfer  to another division  or the Fixed Account; and

•          to pay Contract charges and fees.

Unit values are calculated each valuation date at the close of normal trading of the NYSE. To calculate the unit value of a division, the unit value from the previous valuation date is multiplied by the division’s  net investment factor for the current valuation period. The number of units does not change due to a change in unit value.

The net investment factor measures the performance of each division. The net investment factor for a valuation period is [(a plus b) divided by (c)] minus d where:

a = the share price (net asset value) of the underlying mutual fund at the end of the valuation period;

b = the per share amount of any dividend* (or other distribution) made by the mutual fund during the valuation period;

c = the share price (net asset value) of the underlying mutual fund at the end of the previous valuation period; and

d = the daily charge for Total Separate Account Annual Expenses and any Optional Riders, if applicable. The daily charge is calculated by dividing the annual amount of these expenses by 365 and multiplying by the number of days in the valuation period.

*     When an investment owned by an underlying mutual fund pays a dividend, the dividend increases the net asset value of a share of the underlying mutual fund as of the date the dividend is recorded. As the net asset value of a share of an underlying mutual fund increases, the unit value of the corresponding division  also reflects an increase. Payment of a dividend under these circumstances does not increase the number of units you  own in the division.

The Company reserves the right to terminate a Contract and send you  the accumulated value if no premiums are paid during two consecutive calendar years and the accumulated value (or total premium payments less partial surrenders and applicable surrender charges) is less than $2,000 unless you  have a GMWB rider. The Company will first notify you  of its intent to exercise this right and give you  60 days to increase the accumulated value to at least $2,000.

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Telephone and Internet Services

If you  elect telephone services or you  elect internet services and satisfy our  internet service requirements (which are designed to ensure compliance with federal UETA and E-SIGN laws), instructions for the following transactions may be given to us via the telephone or internet:

•          make premium payment allocation changes;

•          set up Dollar Cost Averaging (DCA) scheduled transfers;

•          make transfers; and

•          make changes to Automatic Portfolio Rebalancing (APR).

Neither the Company nor the Separate Account is responsible for the authenticity of telephone service or internet transaction requests. We  reserve the right to refuse telephone service or internet transaction requests. You  are liable for a loss resulting from a fraudulent telephone or internet order that we  reasonably believe is genuine. We  follow procedures in an attempt to assure genuine telephone service or internet transactions. If these procedures are not followed, we  may be liable for loss caused by unauthorized or fraudulent transactions. The procedures may include recording telephone service transactions, requesting personal identification (for example, name, address, security phrase, password, daytime telephone number, or birth date) and sending written confirmation to your  address of record.

Instructions received via our  telephone services and/or the internet are binding on both owners if the Contract is jointly owned.

If the Contract is owned by a business entity or a trust, an authorized individual (with the proper password) may use telephone and/or internet services. Instructions provided by the authorized individual are binding on the owner.

We reserve the right to modify or terminate telephone service or internet transaction procedures at any time. Whenever reasonably feasible, we  will provide you  with prior notice  (by mail or by email, if previously authorized by you) if we  modify or terminate telephone service or internet transaction procedures. In some instances, it may not be reasonably feasible to provide prior notice  if we  modify or terminate telephone service or internet transaction procedures; however, any modification or termination will apply to all Contract owners  in a non-discriminatory fashion.

Telephone Services

Telephone services are available to you. Telephone services may be declined on the application or at any later date by providing us with written notice. You  may also elect telephone authorization for your  registered representative by providing us written notice.

If you  elect telephone privileges, instructions

•          may be given by calling us at 1-800-852-4450 while we  are open for business (generally, between 8 a.m. and 6 p.m. Eastern Time on any day that the NYSE is open).

•          that are in good order and received by us before the close of a valuation period will receive the price next determined (the value as of the close of that valuation period).

•          that are in good order and received by us after the close of a valuation period will receive the price next determined (the value as of the close of the next valuation period).

•          that are not in good order when received by us will be effective the next valuation date that we  receive good order instructions.

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Internet

Internet services are available to you  if you  register for a secure login on the Principal Financial Group web site, www.principal.com. You  may also elect internet authorization for your  registered representative by providing us written notice.

If you  register for internet privileges, instructions

•          that are in good order and received by us before the close of a valuation period will receive the price next determined (the value as of the close of that valuation period).

•          that are in good order and received by us after the close of a valuation period will receive the price next determined (the value as of the close of the next valuation period).

•          that are not in good order when received by us will be effective the next valuation day that we  receive good order instructions.

2. CHARGES AND DEDUCTIONS

Certain charges are deducted under the Contract. If the charge is not sufficient to cover our  costs, we  bear the loss. If the expense is more than our  costs, the excess is profit to the Company. We  expect a profit from all the fees and charges listed below, except the Annual Fee, Transaction Fee and Premium Tax. For a summary, see SUMMARY OF EXPENSE INFORMATION.

In addition to the charges under the Contract, there are also deductions from and expenses paid out of the assets of the underlying mutual funds which are described in the underlying mutual funds’ prospectuses.

Surrender Charge

No sales charge is collected or deducted when premium payments are applied under the Contract. A surrender charge is assessed on certain total or partial surrenders. The amounts we  receive from the surrender charge are used to cover some of the expenses of the sale of the Contract (primarily commissions, as well as other promotional or distribution expenses). If the surrender charge collected is not enough to cover the actual costs of distribution, the costs are paid from the Company’s General Account assets which include profit, if any, from the mortality and expense risks charge.

NOTE:  If you  plan to make multiple premium payments, you  need to be aware that each premium payment has its own surrender charge period (shown below). The surrender charge for any total or partial surrender is a percentage of all premium payments surrendered which were received by us during the contract years prior to the surrender. The applicable percentage which is applied to the premium payments surrendered is determined by the following tables.

Surrender charge for Contracts without the Premium Payment Credit Rider (as a percentage of amounts surrendered):

Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	6%
1	6%
2	6%
3	5%
4	4%
5	3%
6	2%
7 and later	0

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Surrender Charge for Contracts with the Premium Payment Credit Rider (as a percentage of amounts surrendered):

Number of completed contract years since each premium payment was made	Surrender charge applied to all premium payments received in that contract year
0 (year of premium payment)	8%
1	8%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8	1%
9 and later	0%

Each premium payment begins in year 0 for purposes of calculating the percentage applied to that premium payment. However, premium payments are added together by contract year for purposes of determining the applicable surrender charge. If your  contract year begins April 1 and ends March 31 the following year, all premium payments received during that period are considered to have been made in that contract year.

NOTE:  Regarding Contracts written in the states of Alabama, Massachusetts, and Washington:

•          For Contracts without the Premium Payment Credit Rider, surrender charges are applicable only to premium payments made in the first three contract years.

•          For Contracts with the Premium Payment Credit Rider, surrender charges are applicable only to premium payments made in the first contract year.

For purpose of calculating surrender charges, we  assume that surrenders and transfers  are made in the following order:

•          first from premium payments no longer subject to a surrender charge;

•          then from the free surrender privilege (first from the earnings, then from the oldest premium payments (i.e., on a first-in, first-out basis)) described below; and

•          then from premium payments subject to a surrender charge on a first-in, first-out basis.

NOTE:  Partial surrenders may be subject to both a surrender charge and a transaction fee.

Free Surrender Amount

The free surrender amount may be surrendered without a charge. This amount is the greater of:

•          earnings in the Contract (earnings equal accumulated value less unsurrendered premium payments as of the date of the surrender); or

•          10% of the premium payments, decreased by any partial surrenders and partial annuitizations  since the last Contract anniversary.

Any amount not taken under the free surrender amount in a contract year is not added to the amount available under the free surrender amount for any following contract year(s).

Unscheduled partial surrenders of the free surrender amount may be subject to the transaction fee (see Transaction Fee).

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When Surrender Charges Do Not Apply

The surrender charge does not apply to:

•          amounts applied under an annuity benefit payment option; or

•          payment of any death benefit, however, the surrender charge does apply to premium payments made by a surviving spouse after an owner’s death; or

•          amounts distributed to satisfy the minimum distribution requirement of Section 401(a)9 of the Internal Revenue Code, provided that the amount surrendered does not exceed the minimum distribution amount which would have been calculated based on the value of this Contract alone; or

•          an amount transferred from a Contract used to fund an IRA to another annuity contract issued by the Company to fund an IRA of the participant’s spouse when the distribution is made pursuant to a divorce decree.

Waiver of Surrender Charge Rider

This rider is automatically added to the Contract at issue.  There is no charge for this benefit.

This rider waives the surrender charge on surrenders made after the first Contract anniversary  if the original owner  or original annuitant  has a critical need. A critical need includes confinement to a health care facility, terminal illness diagnosis, or total and permanent disability.

The benefits are available for a critical need if the following conditions are met:

•      the original owner  or original annuitant  has a critical need (NOTE: A change of ownership will terminate this rider; once terminated the rider may not be reinstated); and

•      the critical need did not exist before the contract date.

For the purposes of this rider, the following definitions apply:

•    health care facility — a licensed hospital or inpatient nursing facility providing daily medical treatment and keeping daily medical records for each patient (not primarily providing just residency or retirement care). This does not include a facility primarily providing drug or alcohol treatment, or a facility owned or operated by the owner, annuitant  or a member of their immediate families. If the critical need is confinement to a health care facility, the confinement must continue for at least 60 consecutive days after the contract date and the surrender must occur within 90 days of the confinement’s end.

•    terminal illness — sickness or injury that results in the owner’s or annuitant’s life expectancy being 12 months or less from the date notice  to receive a distribution from the Contract is received by the Company. In Texas and New Jersey, terminal illness is not included in the criteria for critical need.

•    total and permanent disability — a disability that occurs after the contract date but before the original owner  or annuitant  reaches age 65 and qualifies to receive social security disability benefits. In New York, a different definition of total and permanent disability applies. In Oregon, total and permanent disability is not included in the criteria for critical need.

NOTE:  The Waiver of Surrender Charge Rider is not available in Massachusetts.

Transaction Fee

To assist in covering our  administration costs, we  reserve the right to charge a transaction fee of the lesser of $25 or 2% of each unscheduled partial surrender after the 12th unscheduled partial surrender in a contract year. The transaction fee would be deducted from the accumulated value remaining in the investment option(s) from which the amount is surrendered, on a pro rata basis.

To assist in covering our  administration costs or to discourage market timing, we  also reserve the right to charge a transaction fee of the lesser of $30 or 2% of each unscheduled transfer  after the first unscheduled transfer  in a contract year. The transaction fee would be deducted from the investment option(s) from which the amount is transferred, on a pro rata basis.

If we  elect to begin charging for the transaction fees, we  will provide you  with advance written notice.

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Premium Taxes

We reserve the right to deduct an amount to cover any premium taxes imposed by states or other jurisdictions. If we  elect to begin deducting any premium taxes, we  will provide you  with advance written notice. Any deduction is made from either a premium payment when we  receive it, or the accumulated value when you  request a surrender (total or partial) or you  request application of the accumulated value (full or partial) to an annuity benefit payment option. Premium taxes range from 0% in most states to as high as 3.50%.

Annual Fee

Contracts with an accumulated value of less than $30,000 are subject to an annual Contract fee of the lesser of $30 or 2% of the accumulated value. Currently, we  do not charge the annual fee if your  accumulated value is $30,000 or more. If we  elect to begin charging the annual fee if your  accumulated value is $30,000 or more, we  will provide you  with advance written notice. If you  own more than one variable annuity contract with us, all the Contracts you  own or jointly own are aggregated, on each Contract’s anniversary, to determine if the $30,000 minimum has been met and whether that Contract will be charged. The fee is deducted from the investment option that has the greatest value. The fee is deducted on each Contract anniversary  and upon total surrender of the Contract. The fee assists in covering administration costs, primarily costs to establish and maintain the records which relate to the Contract.

Separate Account Annual Expenses

Mortality and Expense Risks Charge

We assess each division  with a daily charge for mortality and expense risks. The annual rate of the charge is 1.25% of the average daily net assets of the Separate Account divisions. We  agree not to increase this charge for the duration of the Contract. This charge is assessed only prior to the annuitization date. This charge is assessed daily when the value of a unit  is calculated.

This charge is intended to compensate us for the mortality risk on the Contract. We  have a mortality risk in that we  guarantee payment of a death benefit in a single payment or under an annuity benefit payment option. We  do not impose a surrender charge on a death benefit payment, which is an additional mortality risk.

This charge is also intended to cover our  expenses, primarily related to operation of the Contract, including

•          furnishing periodic Contract statements, confirmations and other customer communications;

•          preparation and filing of regulatory documents (such as this prospectus);

•          preparing, distributing and tabulating proxy voting materials related to the underlying mutual funds; and

•          providing computer, actuarial and accounting services.

If the mortality and expense risks charge is not enough to cover our  costs, we  bear the loss. If the mortality and expense risks charge is more than our  costs, the excess is profit to the Company.

Administration Charge

Currently, we  do not impose a Separate Account administration charge. We  reserve the right to assess each Separate Account division with a daily administration charge that is guaranteed not to exceed the annual rate of 0.15% of the average daily net asset value of the divisions. We  will provide prior written notice  in the event that we  exercise our  right to assess the administration charge.

In the event that we  assess the administration charge, it would be imposed in order to cover our  costs for administration of the Contract that are not covered in the mortality and expense risk charge, above. In the event that we  assess an administration charge, it would not be imposed after the annuitization date of the Contract. In the event that we  assess an administration charge, it would be assessed daily against the Separate Account division values in the same manner as the mortality and expense risks charge, above.

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Charges for Rider Benefits Currently Available

Subject to certain conditions, you  may add one or more of the following optional riders to your  Contract. Please contact your  registered representative or call us at 1-800-852-4450 if you  have any questions.

Premium Payment Credit Rider

The maximum annual charge for this rider is 0.60% of the average daily net assets of the Separate Account divisions and a reduction of 0.60% of the Fixed Account interest rate. We  currently impose the maximum charge against the average daily net assets of the Separate Account divisions, but do not currently impose the Fixed Account interest rate reduction. We  will provide prior written notice  in the event that we  decide to exercise our  right to reduce the Fixed Account interest rate.

If you  elect the Premium Payment Credit Rider, the rider charge is assessed until completion of your  8th contract year (and only prior to the annuitization date) even if the credit(s) have been recovered. This charge is assessed daily against the Separate Account division values in the same manner as the mortality and expense risks charge, above. After the 8th Contract anniversary, your  Contract accumulated value is moved to units in your  chosen divisions  that do not include this rider charge. This move of division  units  will not affect your  accumulated value. It will, however, result in a smaller number of division  units  but those units will have a higher unit value. We  will notify you  when the division  units  move because of discontinuation of the rider charge.

The rider charge is intended to cover our  cost for the credit(s).

Principal Income Builder 3 (PIB 3) Rider

The current annual charge for the rider is 0.95% of the average quarterly For Life withdrawal benefit base. The charge is calculated and deducted from your  accumulated value at the end of the calendar quarter at a quarterly rate of 0.2375%, based on the average quarterly For Life withdrawal benefit base during the calendar quarter. The average quarterly For Life withdrawal benefit base is equal to (1) the For Life withdrawal benefit base at the beginning of the calendar quarter plus (2) the For Life withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we  calculated it annually. For example, if your  withdrawal benefit base is changed on your  Contract anniversary, the fee for that calendar quarter will vary from the other quarters.

If we  increase the rider charge, you  will be notified in advance. Before the effective date of the rider charge increase, you  have the following options:

•          Accept the increased rider charge and continue to be eligible to receive a GMWB Step-Up at each rider anniversary; or

•          Decline the increased rider charge by sending us notice that you  are opting out of the GMWB Step-Up and electing to remain at your  current rider charge. Once you  opt out of the GMWB Step-Up, you  will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.

At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your  accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.

We reserve the right to increase the rider charge up to the maximum annual charge. The maximum annual charge is 1.65% (0.4125% quarterly) of the average quarterly For Life withdrawal benefit base.

The rider charge is intended to reimburse us for the cost of the protection provided by this rider.

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Principal Income Builder 10 (PIB 10) Rider

The current annual charge for the rider is 1.10% of the average quarterly Investment Back withdrawal benefit base. The charge is calculated and deducted from your  accumulated value at the end of the calendar quarter at a quarterly rate of 0.2375%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter. The average quarterly Investment Back withdrawal benefit base is equal to (1) the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus (2) the Investment Back withdrawal benefit base at the end of the calendar quarter, and this sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we  calculated it annually. For example, if your  withdrawal benefit base is changed on your  Contract anniversary, the fee for that calendar quarter will vary from the other quarters.

If we  increase the rider charge, you  will be notified in advance. Before the effective date of the rider charge increase, you  have the following options:

•          Accept the increased rider charge and continue to be eligible to receive a GMWB Step-Up at each rider anniversary; or

•          Decline the increased rider charge by sending us notice that you  are opting out of the GMWB Step-Up and electing to remain at your  current rider charge. Once you  opt out of the GMWB Step-Up, you  will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.

At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your  accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.

We reserve the right to increase the rider charge up to the maximum annual charge. The maximum annual charge is 2.00% (0.5000% quarterly) of the average quarterly Investment Back withdrawal benefit base.

The rider charge is intended to reimburse us for the cost of the protection provided by this rider.

Charges for Rider Benefits No Longer Available

Enhanced Death Benefit Rider (No Longer Available For Sale)

For rider applications signed on or after January 4, 2010, the Enhanced Death Benefit Rider is not available. If you  have the Enhanced Death Benefit Rider, please see Appendix  H for a description of the rider and its charges.

GMWB 1 Rider -- Investment Protector Plus (No Longer Available For Sale)

For rider applications signed on or after January 4, 2010, the GMWB 1 Rider is not available. If you  have the GMWB 1 Rider, see Appendix  G for a description of the rider and its charges.

GMWB 2-SL (Single Life) Rider -- Investment Protector Plus 2 (No Longer Available For Sale)

For rider applications signed on or after January 21, 2008, the GMWB 2-SL (Single Life) Rider is not available. If you  have the GMWB 2-SL Rider, see Appendix  F for a description of the rider and its charges.

GMWB 2-SL/JL (Single Life/Joint Life) Rider -- Investment Protector Plus 2 (No Longer Available For Sale)

For rider applications signed on or after July 23, 2012, the GMWB 2-SL/JL (Single Life/Joint Life) Rider is not available. If you  have the GMWB 2-SL/JL Rider, see Appendix  E for a description of the rider and its charges.

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Special Provisions for Group or Sponsored Arrangements

Where permitted by state law, Contracts may be purchased under group or sponsored arrangements as well as on an individual basis.

Group Arrangement – program under which a trustee, employer or similar entity purchases Contracts covering a group of individuals on a group basis.

Sponsored Arrangement – program under which an employer permits group solicitation of its employees or an association permits group solicitation of its members for the purchase of Contracts on an individual basis.

The charges and deductions described above may be reduced or eliminated for Contracts issued in connection with group or sponsored arrangements. The rules in effect at the time the application is approved will determine if reductions apply. Reductions may include but are not limited to sales of Contracts without, or with reduced, mortality and expense risks charges, annual fees or surrender charges.

Eligibility for and the amount of these reductions are determined by a number of factors, including the number of individuals in the group, the amount of expected premium payments, total assets under management for the owner, the relationship among the group’s members, the purpose for which the Contract is being purchased, the expected persistency of the Contract, and any other circumstances which, in our  opinion, are rationally related to the expected reduction in expenses. Reductions reflect the reduced sales efforts and administration costs resulting from these arrangements. We  may modify the criteria for and the amount of the reduction in the future. Modifications will not unfairly discriminate against any person, including affected owners  and other owners  with contracts funded by the Separate Account.

3. FIXED ACCOUNT AND DCA PLUS ACCOUNTS

This prospectus is intended to serve as a disclosure document only for the Contract as it relates to the Separate Account and contains only selected information regarding the Fixed Account and DCA Plus accounts. The Fixed Account and the DCA Plus accounts are a part of our  general account. Because of exemptions and exclusions contained in the Securities Act of 1933 and the Investment Company Act of 1940, the Fixed Account, the DCA Plus accounts, and any interest in them, are not subject to the provisions of these acts. As a result the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account and the DCA Plus accounts. However, disclosures relating to them are subject to generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Our obligations with respect to the Fixed Account and DCA Plus accounts are supported by our  general account. The general account is the assets of the Company other than those assets allocated to any of our  Separate Accounts. Subject to applicable law, we  have sole discretion over the assets in the general account. Separate Account expenses are not assessed against any Fixed Account or DCA Plus account values. You  can obtain more information concerning the Fixed Account and DCA Plus accounts from your  registered representative or by calling us at 1-800-852-4450.

We reserve the right to refuse premium payment allocations and transfers  from the other investment options to the Fixed Account and premium payment allocations to the DCA Plus accounts. We  will send you  a written notice  at least 30 days prior to the date we  exercise this right. We  will also notify you  if we  lift such restrictions.

Fixed Account

The Company guarantees that premium payments allocated and amounts transferred to the Fixed Account earn interest at the interest rate in effect on the date premium payments are received or amounts are transferred. This rate applies to each premium payment or amount transferred through the end of the contract year.

Each Contract anniversary, we  declare a renewal interest rate that applies to the Fixed Account value  in existence at that time. This rate applies until the end of the contract year. Interest is earned daily and compounded annually at the end of each contract year. Once credited, the interest is guaranteed and becomes part of the Fixed Account value from which deductions for fees and charges may be made.

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NOTE: We  reserve the right to reduce the Fixed Account interest rate by up to 0.60% if you  elect the Premium Payment Credit Rider.

NOTE: Transfers  and surrenders from the Fixed Account are subject to certain limitations as to frequency and amount. See 6. TRANSFERS AND SURRENDERS.

NOTE: We  may defer payment of surrender proceeds payable out of the Fixed Account for up to six months. See 9. ADDITIONAL INFORMATION ABOUT THE CONTRACT.

Fixed Account Value

Your Fixed Account value on any valuation date is equal to:

•          premium payments or credits allocated to the Fixed Account;

•          plus any transfers  to the Fixed Account from the other investment options;

•          plus interest credited to the Fixed Account;

•          minus any surrenders or applicable surrender charges or partial annuitizations  from the Fixed Account;

•          minus any transfers  to the Separate Account.

Dollar Cost Averaging Plus Program (DCA Plus Program)

Premium payments allocated to the DCA Plus accounts earn the interest rate in effect at the time each premium payment is received. A portion of your  DCA Plus account value  is periodically transferred (on the 28th of each month) to Separate Account divisions or to the Fixed Account. If the 28th is not a valuation date, the transfer  occurs on the next valuation date. The transfers  are allocated according to your  DCA Plus allocation instructions. Transfers  into a DCA Plus account are not permitted. There is no charge for participating in the DCA Plus program.

NOTE:  If you  elect the Premium Payment Credit Rider, you  may not participate in the DCA Plus program.

DCA Plus Premium Payments

You may enroll in the DCA Plus program by allocating a minimum premium payment of $1,000 into a DCA Plus account and selecting investment options into which transfers  will be made. Subsequent premium payments of at least $1,000 are permitted. You  can change your  DCA Plus allocation instructions during the transfer  period. Automatic Portfolio Rebalancing does not apply to DCA Plus accounts.

DCA Plus premium payments receive the fixed interest rate in effect on the date each premium payment is received by us. The fixed interest rate remains in effect for the remainder of the 6-month or 12-month DCA Plus program.

Selecting a DCA Plus Account

DCA Plus accounts are available in either a 6-month transfer  program or a 12-month transfer  program. The 6-month transfer  program and the 12-month transfer  program generally will have different credited interest rates. You  may enroll in both a 6-month and 12-month DCA Plus program. However, you  may only participate in one 6-month and one 12-month DCA Plus program at a time. Under the 6-month transfer  program, all premium payments and accrued interest must be transferred from the DCA Plus account to the selected investment options in no more than 6 months. Under the 12-month transfer  program, all premium payments and accrued interest must be transferred to the selected investment options in no more than 12 months.

We will transfer  an amount each month which is equal to your  DCA Plus account value divided by the number of months remaining in your  transfer  program. For example, if four scheduled transfers  remain in the six-month transfer  program and the DCA Plus account value  is $4,000, the transfer  amount would be $1,000 ($4,000 / 4).

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DCA Plus Transfers

Transfers are made from DCA Plus accounts to the investment options according to your  allocation instructions. The transfers  begin after we  receive your  premium payment and completed enrollment instructions. Transfers  occur on the 28th of the month and continue until your  entire DCA Plus account value  is transferred.

Unscheduled DCA Plus Transfers.  You  may make unscheduled transfers  from DCA Plus accounts to the investment options. A transfer  is made, and values determined, as of the end of the valuation period in which we  receive your  request.

DCA Plus Surrenders.  You  may take scheduled or unscheduled surrenders from DCA Plus accounts. Premium payments earn interest according to the corresponding rate until the surrender date. Surrenders are subject to any applicable surrender charge.

4. Living Benefit - Guaranteed Minimum Withdrawal Benefit (GMWB)

Guaranteed Minimum Withdrawal Benefit (“GMWB”) riders are designed to help protect you  against the risk of a decrease in the Contract accumulated value due to market declines. The GMWB rider allows you  to take certain guaranteed annual withdrawals during the Contract accumulation phase, regardless of your  Contract accumulated value.

We currently make available two optional GMWB riders, the Principal Income Builder 3 rider and the Principal Income Builder 10 rider.  We  offer different GMWB riders so you  can choose the level of benefits and charges that make the most sense for you.  The availability and eligibility requirements of these riders are shown below.

Name of Rider	PIB 3	PIB 10
Marketing Name	Principal Income Builder 3	Principal Income Builder 10
Availability	Available July 23, 2012, if approved in your state	Available July 23, 2012, if approved in your state
Eligibility	The owner(s) (or the annuitant(s) if the owner is not a natural person) must be at least age 45 and younger than age 81	The owner(s) (or the annuitant(s) if the owner is not a natural person) must be at least age 45 and younger than age 81

Prior to July 23, 2012, we  made available other GMWB riders.  However, no Contract may have more than one GMWB rider. For a description of GMWB 1 Rider -- Investment Protector Plus, see APPENDIX G. For a description of GMWB 2-SL Rider -- Investment Protector Plus 2, see APPENDIX F. For a description of GMWB 2-SL/JL Rider – Investment Protector Plus 2, see Appendix E.

You may elect a GMWB rider only when you  purchase the Contract. We  reserve the right, in our  sole discretion, to allow Contract owners  to add a rider after issue. If we  exercise this right, we  will give written notice  and our  offer will not be unfairly discriminatory.

Factors to Consider Before You Buy A GMWB Rider

A GMWB rider may be appropriate if you:

•          Want to protect against the risk that your  Contract accumulated value could fall below your  investment due to market decline.

•          Want to benefit from potential annual increases in your  rider values that match the growth of your  Contract accumulated value.

•          Want to protect against the risk of you  or your  spouse outliving your  income.

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A GMWB rider generally will not be appropriate if you:

•          Do not intend to take any withdrawals from your  Contract.

•          Intend to allocate a significant portion of your  Contract accumulated value to the Fixed Account or DCA Plus Accounts.

•          Have an aggressive growth investment objective.

Before you  purchase this rider, you  should carefully consider the following:

•          The features of a GMWB rider may not be purchased separately. As a result, you  may pay for rider features that you  never use.

•          If you  take withdrawals that exceed a GMWB rider’s withdrawal limits (excess withdrawals), you  will shorten the life of the rider, lower the withdrawal benefit payment(s) and/or cause the rider to terminate for lack of value.

•          A GMWB rider does not guarantee that the withdrawal benefit payment(s) will be sufficient to meet your  future income needs.

•          A GMWB rider is not a guarantee that you  will receive any earnings on your premium payments.

•          A GMWB rider is not a guarantee that your  investment is protected against loss of purchasing power due to inflation.

•          The fee for the GMWB rider may increase over time due to GMWB Step-Ups, but will not exceed the maximum fee.

•          A GMWB rider restricts your investment options to investment options that reflect a generally balanced investment objective. The Contract’s more aggressive growth investment options are not available if you  elect a GMWB rider.

•          Once elected, you  may not terminate the GMWB rider until the 5th Contract anniversary  following the rider effective date.

You should review the terms of each GMWB rider carefully and work with your  registered representative to decide which GMWB rider, if any, is appropriate for you  based on a thorough analysis of your  particular needs, financial objectives, investment goals, time horizons and risk tolerance.

Which GMWB Rider May Be Appropriate for You

The Principal Income Builder 3 rider may be appropriate if you:

•          Want to protect against the risk of you  or your  spouse outliving your  income.

•          Want to benefit from potential annual increases in your rider values that match the growth of your Contract accumulated value.

•          Want our  lowest-cost GMWB rider.

•          Want to defer taking withdrawals for a shorter period and receive an accelerated GMWB Bonus rate as compared to the PIB 10 rider. The PIB 3 Bonus period is 3 years at 7%, 6%, and 5% of premium payments vs. the PIB 10 Bonus period of 10 years at 5% annually of the premium payments.

The Principal Income Builder 10 rider may be appropriate if you:

•          Want to protect against the risk that your  Contract accumulated value could fall below your original investment due to market decline.

•          Want to protect against the risk of you  or your  spouse outliving your  income.

•          Want to benefit from potential annual increases in your rider values that match the growth of your Contract accumulated value.

•          Do not plan to take withdrawals for at least 10 years after the rider effective date and want to take advantage of the 10-year GMWB Bonus.

•          Are willing to pay a higher cost for the flexibility provided by these features.

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GMWB Rider Restrictions/Limitations

Once elected, the GMWB rider may not be terminated for 5 contract years following the rider effective date.

The GMWB rider does not restrict or change your  right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see 2.  CHARGES AND DEDUCTIONS). However, any withdrawals may have an impact on the value of your  rider’s benefits. If you  take withdrawals in an amount that exceeds an available withdrawal benefit payment (excess withdrawal), you  will shorten the life of the rider, lower the withdrawal benefit payment(s) and/or cause the rider to terminate for lack of value unless you  make additional premium payments or a GMWB Step-Up is applied.

There is a charge for the GMWB rider which can increase up to the guaranteed maximum charge for the rider (see SUMMARY OF EXPENSE INFORMATION).

Election of a GMWB rider results in restriction of your  Contract investment options to the more limited GMWB investment options (see GMWB Investment Options).

Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life may result in termination of this rider (see Covered Life Change).

GMWB Investment Options

While a GMWB rider is in effect, the investment options you  may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your  investment goal is aggressive growth, a GMWB rider may not support your  investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we  will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.

When you  purchase a GMWB rider, you  must allocate 100% of your  Separate Account division value and premium payments to one of the available GMWB investment options. Any future premium payments are allocated to the GMWB investment option your  Separate Account division value is invested in at the time of the new premium payments.

The available GMWB investment options are:

•          Diversified Growth Account; or

•          Diversified Balanced Account; or

•          Diversified Income Account.

For more information about the Diversified Growth, Diversified Balanced Account, and Diversified Income Account, see the underlying fund’s prospectus provided with this prospectus.

You may allocate premium payments and transfer  Contract accumulated value to the Fixed Account. You  may also allocate new premium payments to the DCA Plus accounts. Such allocations and transfers  are subject to the provisions of your  Contract. See 3. FIXED ACCOUNT AND FIXED DCA PLUS ACCOUNTS.

We reserve the right to modify the list of available of available GMWB investment options, subject to compliance with applicable regulations. Changes or restrictions will apply only to new purchasers of the Contract or to you  if you  transfer  out of a GMWB investment option and wish to transfer  back to that GMWB investment option.

You must stay invested in the GMWB investment options as long as the GMWB rider is in effect. Note, the rider may not be terminated for 5 contract years following the rider effective date.

Please see APPENDIX B for information regarding GMWB investment options.

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Overview of Principal Income Builder 3

For Life withdrawal benefit payment percentages. This rider permits an election of “Joint Life” For Life withdrawal benefit payments or “Single Life” For Life withdrawal benefit payments.

Bonus feature. This rider has a Bonus feature which rewards you  annually for not taking a withdrawal within the first 3 years of the rider. The GMWB Bonus does not increase your  Contract accumulated value.

Step-Up feature. This rider has an annual Step-Up feature which can increase your  rider withdrawal benefit payments if your  Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division  values rise with market growth, or credits (premium payment credits or exchange credit) are applied.

Maximum annual rider charge.   This rider has a maximum annual rider charge of 1.65% of the For Life withdrawal benefit base.

Spousal continuation. This rider provides that the For Life withdrawal options may be available to an eligible spouse who continues the Contract with the rider, if certain conditions are met.

Principal Income Builder 3 Terms

We use the following definitions to describe the features of this rider:

•          Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment.

•          GMWB Bonus — a bonus credited to the withdrawal benefit base, provided certain conditions are met.

•          GMWB investment options – the limited investment options available under the GMWB rider, which reflect a balanced investment objective.

•          GMWB Step-Up — an increase to the withdrawal benefit base in an amount equal to your  Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.

•          Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.

•          Rider effective date — the date the rider is issued.

•          Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization  of your  Contract’s accumulated value.

•          Withdrawal benefit base (also referred to as For Life withdrawal benefit base) — the basis for determining the withdrawal benefit payment available each year

•          Withdrawal benefit payment (also referred to as For Life withdrawal benefit payment) — the amount that we  guarantee you  may withdraw each contract year.

Principal Income Builder 3 - Withdrawal Benefit Base

The withdrawal benefit base is used to calculate the annual withdrawal benefit payment. We  calculate the withdrawal benefit base on the rider effective date and each Contract anniversary.

The initial withdrawal benefit base is equal to the initial premium payment.

On each Contract anniversary, the withdrawal benefit base is reset to the greater of 1 or 2, where:

1. is the result of (a + b + c - d), where:

a = prior year withdrawal benefit base (or initial withdrawal benefit base if first Contract anniversary);

b = additional premiums since the previous Contract anniversary  (dollar-for-dollar);

c = any GMWB Bonus credited since the previous Contract anniversary;

d = any excess withdrawals taken since the previous Contract anniversary*.

2. is the accumulated value on the Contract anniversary.

* NOTE: The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal. See Principal Income Builder 3 - Excess Withdrawals later in this section for information about the negative effect of excess withdrawals.

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If you  take withdrawals prior to the oldest owner  attaining age 59½, the For Life withdrawal benefit base will be reduced for excess withdrawals. If the adjustment for any withdrawals causes the For Life withdrawal benefit base to reduce to zero, the rider will terminate at the next Contract anniversary, unless you  make additional premium payments or a GMWB Step-Up is applied.

Principal Income Builder 3 - Withdrawal Benefit Payment

For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner  (or oldest annuitant, if the Contract owner  is not a natural person) is at least age 59½ or (ii) on the Contract anniversary  following the date that the oldest owner  (or oldest annuitant, if applicable) attains age 59½.

The For Life withdrawal benefit payments are automatically calculated as “Single Life” unless you  provide notice  and good order instructions to select “Joint Life” For Life withdrawal benefit payments. If eligible, you  may elect “Joint Life” For Life withdrawal benefit payments anytime on or before your  first withdrawal following the rider effective date. Once you  take this first withdrawal, you  cannot change your  election of “Single Life” or “Joint Life” For Life withdrawal benefit payments, regardless of any change in life events.

“Single Life” For Life withdrawal benefit payments. “Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life for “Single Life” is the:

a.   Owner  if there is only one owner;

b.   Annuitant  if the owner  is not a natural person;

c.   Youngest joint owner if there are joint owners; or

d.   Youngest annuitant  if there are joint annuitants and the owner  is not a natural person.

In addition, the covered life must satisfy this rider’s issue age requirements on the date the covered life is designated in accordance with the terms of this rider.

As long as the Contract is in effect, “Single Life” or “Joint Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner  to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.

“Joint Life” For Life withdrawal benefit payments.  “Joint Life” For Life withdrawal benefit payments are based on two covered lives. You  may only elect “Joint Life” For Life withdrawal benefit payments if there are two covered lives that meet the eligibility requirements. There can be no more than two covered lives. The “Joint Life” election is not available if the owner  is not a natural person.

To be eligible for “Joint Life” the covered lives must be:

a.   The owner  and the owner’s  spouse, provided there is only one owner  and the spouse is named as a primary beneficiary; or

b.   The joint owners, provided the joint owners are each other’s spouse.

NOTE:  Under the Internal Revenue Code (the “Code”), spousal continuation and certain distribution options are available only to a person who is defined as a “spouse” under the Federal Defense of Marriage Act or other applicable Federal Law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code.

NOTE:  At the time a covered life is designated, that covered life must satisfy this rider’s issue age requirements.

As long as the Contract is in effect, “Joint Life” For Life withdrawal benefit payments will continue until the earlier of the date of the death of the last covered life or the date the “For Life” withdrawal benefit base reduces to zero.

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Calculating the Principal Income Builder 3 For Life Withdrawal Benefit Payment

The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.

The For Life withdrawal benefit payment percentage depends on whether you  have elected “Single Life” or “Joint Life” and the age of the covered life on the date of the first withdrawal following the rider effective date:

•      “Single Life”:

Age of Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.50%
50-54	4.00%
55-59	4.50%
60-64	4.75%
65-69	5.00%
70-74	5.50%
75-79	6.00%
80+	6.50%

•      “Joint Life”:

Age of Younger Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.00%
50-54	3.50%
55-59	4.00%
60-64	4.25%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80+	6.00%

NOTE:  All withdrawals prior to the Contract anniversary  following the oldest owner’s  (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Under 72t, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½.  If you  receive 72t distributions and have not reached the Contract anniversary  after the oldest owner’s  (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals. See Principal Income Builder 3 - Excess Withdrawals for additional information.

Because the For Life withdrawal benefit payments are tiered based on the age of the younger covered life at the time of the first withdrawal, you  should carefully choose when you  take the first withdrawal following the rider effective date. Once a withdrawal is taken, the For Life withdrawal benefit payment percentage is locked in for the life of this rider. In addition, when you  take your  first withdrawal, your  election of “Single Life” or “Joint Life” remains locked in and cannot be changed. For example, if you  have elected “Joint Life” For Life withdrawal benefit payments and take the first withdrawal when the younger covered life is age 46, your  For Life withdrawal benefit payment percentage will be locked in at 3.00% for the remaining life of this rider and cannot be changed.

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Principal Income Builder 3 - Covered Life Change

Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life (a “Change”) will result in termination of this rider, except for the following permissible Changes:

1. Spousal continuation of this rider as described below in Spousal Continuation of the Principal Income Builder 3 Rider.

2. If withdrawals have not been taken and you  have not previously elected to continue this rider as provided in Spousal Continuation of the Principal Income Builder 3 Rider, then:

a. You  may add a joint owner or primary beneficiary to your  Contract as a covered life, provided that the new joint owner or primary beneficiary is an eligible covered life as set forth above.

b. You  may remove a joint owner or primary beneficiary as a covered life.

c. The For Life withdrawal benefit payment percentage will be based on the age of the covered lives and will lock in at the percentage applicable on the date of your  first withdrawal.

3. If withdrawals have been taken and you  have locked in “Single Life” For Life withdrawal benefit payments, then:

a. You  may remove a joint owner as a covered life.

b. You  may add a primary beneficiary to your  Contract, however, you  may not add a primary beneficiary as a covered life for purposes of this rider.

c. The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date  of your  first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your  death.

4. If withdrawals have been taken and you  have locked in “Joint Life” For Life withdrawal benefit payments, then:

a. You  may remove a joint owner or primary beneficiary as a covered life.

b. You  may add a primary beneficiary to your  Contract; however, you  may not add a primary beneficiary as a covered life for purposes of this rider.

c. The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your  first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your  death.

5. If you  have previously elected to continue this rider as provided in Spousal Continuation of the Principal Income Builder 3 Rider, then you  may add a primary beneficiary to your  Contract; however, you  may not add a primary beneficiary as a covered life for purposes of this rider. If the primary beneficiary that you  add is your  spouse, upon your  death the spouse can continue the Contract, but the rider will terminate.

No Change is effective until approved by us in writing. Upon our approval, the Change is effective as of the date you  signed the notice  requesting the Change.

An assignment of the Contract or this rider shall be deemed a request for a Change. If the Change is not one of the above permissible Changes, this rider will be terminated as of the date of the assignment.

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Principal Income Builder 3 - Effect of Withdrawals

This rider does not require you  to take an available withdrawal benefit payment. If you  want to take advantage of this rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available. Please see Principal Income Builder 3 - GMWB Bonus below.

If you  elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.

Each time you  take a withdrawal, it is reflected immediately in your  Contract accumulated value.

If you  take excess withdrawals, the withdrawal benefit base will be reduced on the next Contract anniversary. See Principal Income Builder 3 - Excess Withdrawals for information about the negative effect of excess withdrawals.

To help you  better understand the various features of this rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under this rider, we  have provided several examples in APPENDIX C.

Principal Income Builder 3 - Excess Withdrawals

Any withdrawals that exceed the available withdrawal benefit payments are excess withdrawals. Excess withdrawals decrease the withdrawal benefit base, which will reduce future withdrawal benefit payments. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal.

All withdrawals prior to the Contract anniversary  following the oldest owner’s  (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Therefore, if you  receive 72t distributions and have not reached the Contract anniversary  after the oldest owner’s  (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals.

If you  choose to take an excess withdrawal, the equation below shows how to calculate the excess withdrawal adjustment.

Effect on withdrawal benefit base. Excess withdrawals will reduce the withdrawal benefit base in an amount equal to the greater of:

•          the excess withdrawal, or

•          the result of (a divided by b) multiplied by c, where:

a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;

b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and

c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.

NOTE:  Withdrawals prior to age 59½ may be subject to a 10% IRS penalty tax.

Required Minimum Distribution (RMD) Program for GMWB Riders

Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 70½.

If you  are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.

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RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

•          Your  Contract may not have the Enhanced Death Benefit Rider;

•          The amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and

•          You  have elected scheduled withdrawal payments.

NOTE:  Although enrollment in the RMD Program for GMWB Riders does not prevent you  from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you  to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount.  You  will automatically be re-enrolled in the RMD Program for GMWB Riders on your  next Contract anniversary.

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We  will send you  at least 30 days advance notice  of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we  exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.

You may obtain more information regarding our RMD Program for GMWB Riders by contacting your  registered representative or by calling us at 1-800-852-4450.

Principal Income Builder 3 - GMWB Bonus

Under the GMWB Bonus, on each of the first three Contract anniversaries  following the rider effective date, we  will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base provided you  have not taken any withdrawals since the rider effective date.

The GMWB Bonus is equal to the total of all premium payments made prior to the applicable Contract anniversary  multiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are different, the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the Contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary (following the rider effective date)	GMWB Bonus Percentage
1	7.00%
2	6.00%
3	5.00%

The GMWB Bonus is no longer available after the earlier of:

•          The 3rd Contract anniversary  following the rider effective date; or

•          The date you  take a withdrawal following the rider effective date.

NOTE:  The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit bases. The GMWB Bonus is not added to your  Contract accumulated value.

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Principal Income Builder 3 - GMWB Step-Up

The GMWB Step-Up is automatic and applies annually. Under this rider, unless an owner  opts out of the automatic GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was purchased. The rider charge will never be greater than the maximum Principal Income Builder 3 rider charge. See SUMMARY OF EXPENSE INFORMATION section.

If you  satisfy the eligibility requirements on a Contract anniversary  and your  Contract accumulated value is greater than the withdrawal benefit base, we  will Step-Up the withdrawal benefit base to your  Contract accumulated value on that Contract anniversary. We  will not reduce your  withdrawal benefit base if your  Contract accumulated value on a Contract anniversary  is less than the withdrawal benefit base.

If you  are eligible for a GMWB Step-Up of a withdrawal benefit base, you  will be charged the then current rider charge. You  may choose to opt out of the GMWB Step-Up feature if the charge for your  rider will increase. We  will send you  advance notice  if the charge for your  rider will increase in order to give you  the opportunity to opt out of the GMWB Step-Up feature. Once you  opt out, you  will no longer be eligible for future GMWB Step-Ups.

On each Contract anniversary  following the rider effective date, you  are eligible for a GMWB Step-Up of the withdrawal benefit base if you  satisfy all of the following requirements:

1.   The Contract anniversary  occurs before the later of:

a.   the Contract anniversary  following the date the oldest owner  (oldest annuitant  if the owner  is not a natural person) attains age 80; or

b.   10 years after the rider effective date;

2.   You  have not declined any increases in the rider charge; and

3.   You  have not fully annuitized the Contract.

Effect of Reaching the Maximum Annuitization Date Under the Principal Income Builder 3 Rider

On or before the maximum annuitization date, you  must elect one of the Contract or GMWB rider payment options described below.

1.   Contract payment options:

•          Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.

•          Payment of the Contract accumulated value as a single payment.

2.   GMWB rider payment option:

•          Fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment until the date of death of the last covered life.

Please see Principal Income Builder 3 - Effect of Withdrawals for information on how withdrawals prior to the maximum annuitization date affect the GMWB values.

We will send you  written notice  at least 30 days prior to the maximum annuitization date and ask you  to select one of the available payment options listed above. If we  have not received your  election as of the maximum annuitization date, we  will automatically apply your  Contract accumulated value to an annuity benefit payment option:

•          for Contracts with one annuitant  – Life Income with payments guaranteed for a period of 10 years.

•          for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.

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Effect of the Contract Accumulated Value Reaching Zero Under the Principal Income Builder 3 Rider

We will send you  prior written notice  whenever reasonably feasible if your  Contract accumulated value is approaching zero.

In the event that the Contract accumulated value reduces to zero, we  will pay the withdrawal benefit payments as follows:

•          If you  have taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, your  For Life withdrawal option is either “Joint Life” or “Single Life” depending on your  election at the time of your  first withdrawal.

•          If you  have not taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, you  must elect either

•          the “Single Life” For Life withdrawal option: you  will receive fixed scheduled payments each year in the amount of the “Single Life” For Life withdrawal benefit payment, until the date of your  death (annuitant’s death if the owner  is not a natural person); or the “Joint Life” For Life withdrawal option: you  will receive fixed scheduled payments each year in the amount of the “Joint Life” For Life withdrawal benefit payment, until the date of the death of the last covered life.

NOTE:  In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.

Principal Income Builder 3 - Upon Death

If the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcomes if your  Contract accumulated value is greater than zero at your  death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary	The primary beneficiary(ies) will receive the death benefit under the Contract*. All other rights and benefits under the rider and Contract will terminate.
You are the sole owner	Your spouse is named as a primary beneficiary

Your spouse may:

a. Continue the Contract with or without this rider as set forth in Spousal Continuation of the Principal Income Builder 3 Rider; or

b. Receive the death benefit under the Contract*.

All other primary beneficiaries will receive the death benefit under the contract.

Unless your  spouse elects to continue the Contract with this rider, only your  spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

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If you die and...	And...	Then...
You are a joint owner	The surviving joint owner is not your spouse	Your surviving owner will receive the death benefit under the Contract*. All other rights and benefits under the rider and Contract will terminate.
You are a joint owner	The surviving joint owner is your spouse

Your spouse may:

a. Continue the Contract with or without this rider as set forth below in Spousal Continuation of the Principal Income Builder 3 Rider; or

b. Receive the death benefit under the Contract.

Unless the surviving spouse owner  elects to continue the Contract with this rider, upon your  death, only your  spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*     Please see 8.Death Benefit for an explanation of the Contract’s death benefit and payment options available for the Contract’s death benefit.

NOTE:  The “Joint Life” For Life withdrawal option is not available if the owner  is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person

The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant’s death we  will make equal payments to the surviving beneficiaries unless the owner  provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant’s death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

If the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if the Contract accumulated value is zero at your  death.

If you die and…	And…	Then…
You are the sole owner	You elected the “Single Life” For Life withdrawal option*	All payments stop and all rights and benefits under the Contract terminate.
You are the sole owner	You elected the “Joint Life” withdrawal option*

We will continue payments to the surviving covered life according to the schedule established when you  made your  election until the date of the surviving covered life’s death.

Upon the surviving covered life’s death, all payments stop and all rights and benefits under the Contract terminate.

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If you die and…	And…	Then…
You are a joint owner	You elected the “Single Life” For Life withdrawal option*	All payments stop and all rights and benefits under the Contract terminate.
You are a joint owner	You elected the “Joint Life” withdrawal option*

We will continue payments to the surviving covered life according to the schedule established when you  made your  election until the date of the surviving covered life’s death.

Upon the surviving joint owner’s  death, we  will continue payments to your  beneficiary(ies) all payments stop and all rights and benefits under the Contract terminate.

*  Please see Effect of the Contract Accumulated Value Reaching Zero under the Principal Income Builder 3 Rider for details regarding election of the For Life withdrawal option.

NOTE:  The “Joint Life” For Life withdrawal option is not available if the owner  is not a natural person.

Termination and Reinstatement of the Principal Income Builder 3 Rider

You may not terminate this rider prior to the 5th Contract anniversary  following the rider effective date.

At any point in time, we  will terminate this rider upon the earliest to occur:

•          The date you  send us notice to terminate the rider (after the 5th Contract anniversary  following the rider effective date). This will terminate the rider, not the Contract.

•          The date you  fully annuitize, fully surrender or otherwise terminate the Contract.

•          The For Life withdrawal benefit base is zero.

•          The date the Contract owner  is changed (annuitant  is changed if the owner  is not a natural person), except a change in owner  due to a spousal continuation of the rider as described in Spousal Continuation of the Principal Income Builder 3 Rider or the removal/ addition of a joint life as described in Principal Income Builder 3 - Covered Life Change.

•          The date your  surviving spouse elects to continue the Contract without this rider (even if prior to the 5th Contract anniversary  following the rider effective date).

•          The date you  make an impermissible change in a covered life.

If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.

If you  surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we  will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.

Spousal Continuation of the Principal Income Builder 3 Rider

This rider provides that the For Life withdrawal benefit payment may be available in certain situations to an eligible spouse who continues the Contract with the rider.

If you  die while this rider is in effect and if your  surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if:

1.   The Contract accumulated value is greater than zero;

2.   There has not been a previous spousal continuation of the Contract and this rider; and

3.   Your  spouse is either:

      a. your  primary beneficiary, if you  were the sole owner; or

      b. the surviving joint owner, if there were joint owners.

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If your  spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.

NOTE:  Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.

The following table illustrates the various changes and the resulting outcomes associated with continuation of this rider by an eligible surviving spouse.

If you die and…	And…	Then if your spouse continues this rider…
No withdrawals have been taken since the rider effective date	Your spouse meets the minimum issue age requirement

Your spouse may continue the rider and take withdrawals until the earlier of their death or the For Life withdrawal benefit base reduces to zero.

For Life withdrawal benefits will automatically be calculated as “Single Life” and your  spouse will be the sole covered life. Your  spouse may not add a new covered life or elect “Joint Life”.

The For Life withdrawal benefit percentage will be based on your  spouse’s age and will lock in at the “Single Life” percentage applicate on the date of your  spouse’s first withdrawal.

All other provisions of this rider will continue as in effect on the date of your  death.

No withdrawals have been taken since the rider effective date	Your spouse does not meet the minimum issue age requirement	The Principal Income Builder 3 rider terminates upon your death. All other provisions of this rider will continue as in effect on the date of your death.

If you die and…	And…	And…	Then if your spouse continues this rider
Withdrawals have been taken since the rider effective date	You have locked in “Single Life” For Life withdrawal benefits	---	The Principal Income Builder 3 rider terminates upon your death. All other provisions of this rider will continue as in effect on the date of your death.
Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	Your spouse is the surviving covered life

Your spouse may continue the rider and take For Life withdrawal benefit payments until the earlier of their death or the For Life iwhtdrawal benefit base reduces to zero.

For Life withdrawal benefits will continue to be calculated as “Joint Life”.

The For Life withdrawal benefit percentage will remain locked in at the “Joint Life” percentage applicable on the date of your  first withdrawal and will not be reset to reflect your  death.

All other provisions of this rider will continue as in effect on the date of your  death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	There is no surviving covered life	The Principal Income Builder 3 rider terminates upon your death. All other provisions of this rider will continue as in effect on the date of your death.
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Effect of Divorce on the Principal Income Builder 3 Rider

Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of this rider while the former spouse will no longer have any such rights or be entitled to any benefits under this rider. If you  take a withdrawal to satisfy a court order to pay a portion of the Contract to your  former spouse, any portion of such withdrawal that exceeds the available withdrawal benefit payments will be deemed an excess withdrawal under this rider.

Note: If this excess withdrawal causes the For Life withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary  unless you  make additional premium payments or a GMWB Step-Up is applied. For further information, see Principal Income Builder 3 – Excess Withdrawals.

Principal Income Builder 3 Rider Summary

Name of Rider	PIB 3
Marketing Name	Principal Income Builder 3
Rider Issue Age	45 – 80
Rider Charge	PIB 3 Charges (as a percentage of average quarterly For Life withdrawal benefit base) • Maximum annual charge is 1.65%. • Current annual charge is 0.95%.
Guaranteed Minimum Withdrawal Benefits	• For Life
Annual Withdrawal Limits

•          “Single Life” — tiered percentages based on age at first withdrawal, beginning at 3.50% and capping at a maximum of 6.50% of the For Life withdrawal benefit base

•          “Joint Life” — tiered percentages based on age at first withdrawal, beginning at 3.00% and capping at a maximum of 6.00% of the For Life withdrawal benefit base

For Life Withdrawal Benefit Payments

•          “Single Life” or “Joint Life” (your  life and the lifetime of your  eligible spouse)

•          For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected

•          Available the Contract anniversary  following the date the oldest owner  turns 59½ — all withdrawals prior to that Contract anniversary  are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up	• Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary prior to age 80 or (b) 10 years after the rider effective date.
GMWB Bonus

•          If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases on each Contract anniversary  as shown below.

•          Year 1 — 7.00% of premium payments

•          Year 2 — 6.00% of premium payments

•          Year 3 — 5.00% of premium payments

Investment Restrictions	• You must select one of the available GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.
Spousal Continuation	• At the death of the first owner to die, a spouse who is a joint owner or primary beneficiary may have the option to continue the Contract with this rider.
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Overview of Principal Income Builder 10

Withdrawal options. This rider provides the flexibility of both a For Life withdrawal option and an Investment Back withdrawal option. You  are not required to choose between these two withdrawal options unless your  Contract accumulated value is zero or you  reach the maximum annuitization date.

The For Life withdrawal option helps to protect you against the risk of a decrease in the Contract accumulated value due to market declines as well as the risk of outliving your money. The Investment Back withdrawal option helps to protect you  against the risk of a decrease in the Contract accumulated value due to market declines and is designed to permit you  to recover at least your  premium payments.

For Life withdrawal benefit payment percentages. This rider permits an election of “Joint Life” For Life withdrawal benefit payments or “Single Life” For Life withdrawal benefit payments.

Bonus feature. This rider has a Bonus feature which rewards you annually for not taking a withdrawal in the first 10 years of the rider. The GMWB Bonus does not  increase the remaining withdrawal benefit base. The GMWB Bonus also does not  increase your  Contract accumulated value.

Step-Up feature. This rider has an annual Step-Up feature which can increase your rider withdrawal benefit payments if your Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.

Maximum annual rider charge.   This rider has a maximum annual rider charge of 2.00% of the Investment Back withdrawal benefit base.

Spousal continuation. This rider provides that the Investment Back and the For Life withdrawal options may be available to an eligible spouse who continues the Contract with the rider, if certain conditions are met.

Additional death benefit. This rider also allows your  beneficiary(ies) to choose a death benefit under the Contract or any death benefit available under the rider.

Principal Income Builder 10 Terms

We use the following definitions to describe the features of this rider:

•          Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.

•          GMWB Bonus — a bonus credited to the withdrawal benefit base for each withdrawal option, provided certain conditions are met.

•          GMWB investment options – the limited investment options available under the GMWB rider, which reflect a balanced investment objective.

•          GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your  Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.

•          Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately.

•          Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.

•          Rider effective date — the date the rider is issued.

•          Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization  of your  Contract’s accumulated value.

•          Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.

•          Withdrawal benefit payment — the amount that we  guarantee you  may withdraw each contract year under a withdrawal option.

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Principal Income Builder 10 - Withdrawal Options

For Life Withdrawal Option. This option is intended to help you  avoid the risk of out-living your  money. You  are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner  (or the oldest annuitant, if the Contract owner  is not a natural person) is at least age 59½ or (ii) on the Contract anniversary  following the date that the oldest owner  (or the oldest annuitant, if applicable) attains age 59½. Once eligible, each year you  may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of the death of the last covered life or the date the For Life withdrawal benefit base reduces to zero.

Investment Back Withdrawal Option. This option is intended to allow a more rapid recovery of your  premium payments (approximately 14 years). You  are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You  may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your  death (annuitant’s death if the owner  is not a natural person) or the date the Investment Back remaining withdrawal benefit base equals zero. Under this option, you  may take withdrawals prior to the oldest owner  attaining age 59½. If you  take withdrawals prior to the oldest owner  attaining age 59½, the For Life benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you  (unless you  make additional premium payments).

Principal Income Builder 10 - Withdrawal Benefit Base

Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We  calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on:

•          The rider effective date and

•          Each Contract anniversary.

The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.

On each Contract anniversary, the withdrawal benefit base for each withdrawal option is reset to the greater of 1 or 2, where:

1. is the result of (a + b + c - d), where:

a = prior year withdrawal benefit base (or initial withdrawal benefit base if first Contract anniversary);

b = additional premiums since the previous Contract anniversary  (dollar-for-dollar);

c = any GMWB Bonus credited since the previous Contract anniversary;

d = any excess withdrawals taken since the previous Contract anniversary*.

2. is the accumulated value on the Contract anniversary.

* NOTE: The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal. See Principal Income Builder 3 - Excess Withdrawals later in this section for information about the negative effect of excess withdrawals.

If you  take withdrawals prior to the oldest owner  attaining age 59½, the For Life withdrawal benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you  at the next Contract anniversary, unless you  make additional premium payments.

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Principal Income Builder 10 - Remaining Withdrawal Benefit Base

Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We  calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on:

•          The rider effective date,

•          When a premium payment is made,

•          When a GMWB Step-Up is applied, and

•          When a withdrawal is taken.

The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.

After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be:

•          increased dollar-for-dollar by each additional premium payment made and any GMWB Step-Up; and

•          decreased dollar-for-dollar for each withdrawal benefit payment taken; and

•          decreased to reflect any excess withdrawals taken since the previous Contract anniversary  (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Principal Income Builder 10 - Excess Withdrawals, below, for information about the negative effect that excess withdrawals have on the riders.

Principal Income Builder 10 - Withdrawal Benefit Payments

The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base. The Investment Back withdrawal benefit payments are available as of the rider effective date.

For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner  (or oldest annuitant, if the Contract owner  is not a natural person) is at least age 59½ or (ii) on the Contract anniversary  following the date that the oldest owner  (or oldest annuitant, if applicable) attains age 59½.

The For Life withdrawal benefit payments are automatically calculated as “Single Life” unless you  provide notice  and good order instructions to select “Joint Life” For Life withdrawal benefit payments. If eligible, you  may elect “Joint Life” For Life withdrawal benefit payments anytime on or before your  first withdrawal following the rider effective date. Once you  take this first withdrawal, you  cannot change your  election of “Single Life” or “Joint Life” For Life withdrawal benefit payments, regardless of any change in life events.

“Single Life” For Life withdrawal benefit payments. “Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life for “Single Life” is the:

a.   Owner  if there is only one owner;

b.   Annuitant  if the owner  is not a natural person;

c.   Youngest joint owner if there are joint owners; or

d.   Youngest annuitant  if there are joint annuitants and the owner  is not a natural person.

In addition, the covered life must satisfy this rider’s issue age requirements on the date the covered life is designated in accordance with the terms of this rider.

As long as the Contract is in effect, “Single Life” or “Joint Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner  to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.

“Joint Life” For Life withdrawal benefit payments.  “Joint Life” For Life withdrawal benefit payments are based on two covered lives. You  may only elect “Joint Life” For Life withdrawal benefit payments if there are two covered lives that meet the eligibility requirements. There can be no more than two covered lives. The “Joint Life” election is not available if the owner  is not a natural person.

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To be eligible for “Joint Life” the covered lives must be:

a.   The owner  and the owner’s  spouse, provided there is only one owner  and the spouse is named as a primary beneficiary; or

b.   The joint owners, provided the joint owners are each other’s spouse.

NOTE:  Under the Internal Revenue Code (the “Code”), spousal continuation and certain distribution options are available only to a person who is defined as a “spouse” under the Federal Defense of Marriage Act or other applicable Federal Law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code.

NOTE:  At the time a covered life is designated, that covered life must satisfy this rider’s issue age requirements.

As long as the Contract is in effect, “Joint Life” For Life withdrawal benefit payments will continue until the earlier of the date of the death of the last covered life or the date the “For Life” withdrawal benefit base reduces to zero.

Calculating the Principal Income Builder 10 For Life Withdrawal Benefit Payment

The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.

The For Life withdrawal benefit payment percentage depends on whether you  have elected “Single Life” or “Joint Life” and the age of the covered life on the date of the first withdrawal following the rider effective date:

•      “Single Life”:

Age of Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.50%
50-54	4.00%
55-59	4.50%
60-69	5.00%
70-74	5.50%
75-79	6.00%
80+	6.50%

•      “Joint Life”:

Age of Younger Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.00%
50-54	3.50%
55-59	4.00%
60-69	4.50%
70-74	5.00%
75-79	5.50%
80+	6.00%

NOTE:  All withdrawals prior to the Contract anniversary  following the oldest owner’s  (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Under 72t, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½. If you  receive 72t distributions and have not reached the Contract anniversary  after the oldest owner’s  (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals. See Principal Income Builder 10 - Excess Withdrawals for additional information.

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Because the For Life withdrawal benefit payments are tiered based on the age of the younger covered life at the time of the first withdrawal, you  should carefully choose when you  take the first withdrawal following the rider effective date. Once a withdrawal is taken, the For Life withdrawal benefit payment percentage is locked in for the life of this rider. In addition, when you  take your  first withdrawal, your  election of “Single Life” or “Joint Life” remains locked in and cannot be changed. For example, if you  have elected “Joint Life” For Life withdrawal benefit payments and take the first withdrawal when the younger covered life is age 46, your  For Life withdrawal benefit payment percentage will be locked in at 3.00% for the remaining life of this rider and cannot be changed.

Covered Life Change

Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life (a “Change”) will result in termination of this rider, except for the following permissible Changes:

1. Spousal continuation of this rider as described below in Spousal Continuation of the Principal Income Builder 10 Rider.

2. If withdrawals have not been taken and you  have not previously elected to continue this rider as provided in Spousal Continuation of the Principal Income Builder 10 Rider, then:

a. You  may add a joint owner or primary beneficiary to your  Contract as a covered life, provided that the new joint owner or primary beneficiary is an eligible covered life as set forth above.

b. You  may remove a joint owner or primary beneficiary as a covered life.

c. The For Life withdrawal benefit payment percentage will be based on the age of the covered lives and will lock in at the percentage applicable on the date of your  first withdrawal.

3. If withdrawals have been taken and you  have locked in “Single Life” For Life withdrawal benefit payments, then:

a. You  may remove a joint owner as a covered life.

b. You  may add a primary beneficiary to your  Contract, however, you  may not add a primary beneficiary as a covered life for purposes of this rider.

c. The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date  of your  first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your  death.

4. If withdrawals have been taken and you  have locked in “Joint Life” For Life withdrawal benefit payments, then:

a. You  may remove a joint owner or primary beneficiary as a covered life.

b. You  may add a primary beneficiary to your  Contract; however, you  may not add a primary beneficiary as a covered life for purposes of this rider.

c. The For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your  first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your  death.

5. If you  have previously elected to continue this rider as provided in Spousal Continuation of the Principal Income Builder 10 Rider, then you  may add a primary beneficiary to your  Contract; however, you  may not add a primary beneficiary as a covered life for purposes of this rider. If the primary beneficiary that you  add is your  spouse, upon your  death the spouse can continue the Contract, but the rider will terminate.

No Change is effective until approved by us in writing. Upon our approval, the Change is effective as of the date you  signed the notice  requesting the Change.

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An assignment of the Contract or this rider shall be deemed a request for a Change. If the Change is not one of the above permissible Changes, this rider will be terminated as of the date of the assignment.

Principal Income Builder 10 - Effect of Withdrawals

This rider does not require you  to take an available withdrawal benefit payment. If you  want to take advantage of this rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available. Please see Principal Income Builder 10 - GMWB Bonus below.

If you  elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.

Each time you  take a withdrawal, it is reflected immediately in your  Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option.

If you  take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next Contract anniversary. See Principal Income Builder 10 - Excess Withdrawals for information about the negative effect of excess withdrawals.

To help you  better understand the various features of this rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under this rider, we  have provided several examples in APPENDIX D.

Principal Income Builder 10 - Excess Withdrawals

Any withdrawals that exceed the available withdrawal benefit payments for either withdrawal option are excess withdrawals. Excess withdrawals decrease the withdrawal benefit bases, which will reduce future withdrawal benefit payments.

All withdrawals prior to the Contract anniversary  following the oldest owner’s  (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Therefore, if you  receive 72t distributions and have not reached the Contract anniversary  after the oldest owner’s  (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals.

The Investment Back withdrawal option permits larger payment to you  than the For Life withdrawal option. As a result, if you  take a withdrawal in an amount permitted under the Investment Back withdrawal option, that withdrawal will be an excess withdrawal to the extent that it exceeds the applicable For Life withdrawal benefit payment.

Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable rider withdrawal benefit base at the time of the excess withdrawal.

The withdrawal benefit base is used to determine the withdrawal benefit payment whereas the remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments. These two values are calculated differently and have different purposes; therefore, the excess withdrawal adjustment for each will vary. If you  choose to take an excess withdrawal, the equations below show how to calculate the excess withdrawal adjustment.

Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:

•          the excess withdrawal, or

•          the result of (a divided by b) multiplied by c, where:

a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;

b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and

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c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.

Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases in an amount equal to the greater of:

•          the excess withdrawal, or

•          the result of (a divided by b) multiplied by c, where:

a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;

b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and

c = the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.

NOTE:  All withdrawals taken prior to the date that the oldest owner  (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.

NOTE:  Withdrawals prior to age 59½ may be subject to a 10% IRS penalty tax.

Required Minimum Distribution (RMD) Program for GMWB Riders

Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 70½.

If you  are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.

RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

•          Your  Contract may not have the Enhanced Death Benefit Rider;

•          The amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and

•          You  have elected scheduled withdrawal payments.

NOTE:  Although enrollment in the RMD Program for GMWB Riders does not prevent you  from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you  to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount.  You  will automatically be re-enrolled in the RMD Program for GMWB Riders on your  next Contract anniversary.

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We  will send you  at least 30 days advance notice  of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we  exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.

You may obtain more information regarding our RMD Program for GMWB Riders by contacting your  registered representative or by calling us at 1-800-852-4450.

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Principal Income Builder 10 - GMWB Bonus

Under the GMWB Bonus, on each of the first 10 Contract anniversaries  following the rider effective date, we  will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base for each withdrawal option, provided you  have not taken any withdrawals since the rider effective date.

The GMWB Bonus is equal to the total of all premium payments made prior to the applicable Contract anniversary  multiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are different, the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the Contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary (following the rider effective date)	GMWB Bonus Percentage
1-10	5.00%
11+	0.00%

The GMWB Bonus is no longer available after  the earlier of:

•          The 10th Contract anniversary  following the rider effective date; or

•          The date you  take a withdrawal following the rider effective date.

NOTE:  The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit bases for each withdrawal option. The GMWB Bonus is not added to your  Contract accumulated value.

Principal Income Builder 10 - GMWB Step-Up

The GMWB Step-Up is automatic and applies annually. Under this rider, unless an owner  opts out of the automatic GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was purchased. The rider charge will never be greater than the maximum Principal Income Builder 10 rider charge. See SUMMARY OF EXPENSE INFORMATION section.

We determine eligibility for a GMWB Step-Up of the withdrawal benefit base and remaining withdrawal benefit base for each withdrawal option separately. If you  satisfy the eligibility requirements on a Contract anniversary  and your  Contract accumulated value is greater than the applicable withdrawal benefit base, we  will Step-Up the applicable withdrawal benefit base and remaining withdrawal benefit base to your  Contract accumulated value on that Contract anniversary. We  will not reduce your  withdrawal benefit base or remaining withdrawal benefit base if your  Contract accumulated value on a Contract anniversary  is less than a withdrawal benefit base.

If you  are eligible for a GMWB Step-Up of a withdrawal benefit base or remaining withdrawal benefit base, you  will be charged the then current rider charge. You  may choose to opt out of the GMWB Step-Up feature if the charge for your  rider will increase. We  will send you  advance notice  if the charge for your  rider will increase in order to give you  the opportunity to opt out of the GMWB Step-Up feature. Once you  opt out, you  will no longer be eligible for future GMWB Step-Ups.

The GMWB Step-Up operates as follows:

On each Contract anniversary  following the rider effective date, you  are eligible for a GMWB Step-Up of a withdrawal benefit base if you  satisfy all of the following requirements:

1.   The Contract anniversary  occurs before the later of:

a.   the Contract anniversary  following the date the oldest owner  (oldest annuitant  if the owner  is not a natural person) attains age 80; or

b.   10 years after the rider effective date;

2.   You  have not declined any increases in the rider charge; and

3.   You  have not fully annuitized the Contract.

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On each Contract anniversary  following the rider effective date, you  are eligible for a GMWB Step-Up of a remaining withdrawal benefit base if you  satisfy all of the following requirements:

1.   The Contract anniversary  occurs before the later of:

a.   the Contract anniversary  following the date the oldest owner  (oldest annuitant  if the owner  is not a natural person) attains age 80; or

b.   10 years after the rider effective date;

2.   You  have not declined any increases in the rider charge;

3.   You  have not fully annuitized the Contract; and

4.   The remaining withdrawal benefit base has not reduced to zero during the life of the rider.

NOTE:  If you take withdrawals in amounts that reduce the remaining withdrawal benefit base to zero, the remaining withdrawal benefit base is not eligible for a GMWB Step-Up (even if additional premium payments are made).

Effect of Reaching the Maximum Annuitization Date Under the Principal Income Builder 10  Rider

On or before the maximum annuitization date, you  must elect one of the Contract or GMWB rider payment options described below.

1.   Contract payment options:

•          Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.

•          Payment of the Contract accumulated value as a single payment.

2.   GMWB rider payment options:

•          You  may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your  death (death of the first annuitant  to die if the owner  is not a natural person), we  will continue payments as described in Principal Income Builder 10 - Upon Death.

•          You  may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of:

•          the date the For Life remaining withdrawal benefit base is zero; or

•          the date of death of the last covered life.

If there is any For Life remaining withdrawal benefit base at the time of your  death, we  will continue payments as described in Principal Income Builder 10 - Upon Death.

The For Life withdrawal option allows you  to spread your  withdrawal benefit payments over your  lifetime. The Investment Back withdrawal option provides a faster pay out of rider withdrawal benefit payments.

Please see Principal Income Builder 10 - Effect of Withdrawals for information on how withdrawals prior to the maximum annuitization date affect the GMWB values.

•          We  will send you  written notice  at least 30 days prior to the maximum annuitization date and ask you  to select one of the available payment options listed above. If we  have not received your  election as of the maximum annuitization date, we  will automatically apply your  Contract accumulated value to an annuity benefit payment option:

•          for Contracts with one annuitant  – Life Income with payments guaranteed for a period of 10 years.

•         for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.

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Effect of the Contract Accumulated Value Reaching Zero Under the Principal Income Builder 10 Rider

We will send you  prior written notice  whenever reasonably feasible if your  Contract accumulated value is approaching zero.

In the event that the Contract accumulated value reduces to zero, you  must elect either:

•          The Investment Back withdrawal option (only available if the Investment Back remaining withdrawal benefit base is greater than zero; please see Principal Income Builder 10 - Effect of Withdrawals); or

•          The For Life withdrawal option (only available if the For Life withdrawal benefit base is greater than zero; please see Principal Income Builder 10 - Effect of Withdrawals).

If we  have not received your  election or if you  are receiving Investment Back scheduled withdrawal benefit payments, we  will automatically begin making withdrawal benefit payments to you  under the Investment Back withdrawal option, unless:

•          You  have been receiving For Life scheduled withdrawal benefit payments. We  will automatically continue to make payments to you  under the For Life withdrawal option.

•          The Investment Back remaining withdrawal benefit base is zero. We  will automatically begin making payments under the Single Life For Life withdrawal option.

The For Life withdrawal option allows you  to spread your  withdrawal benefit payments over your  lifetime. The Investment Back withdrawal option provides a faster pay out of withdrawal benefit payments.

We will pay the withdrawal benefit payments under the withdrawal option you  have elected as follows:

•          If you  elect the Investment Back withdrawal option, you  will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your  death, we  will continue payments as described in Principal Income Builder 10 - Upon Death.

•          If you  have taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, your  For Life withdrawal option is either “Joint Life” or “Single Life” depending on your  election at the time of your  first withdrawal.

•          If you  have not taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, you  must elect either:

•          The “Single Life” For Life withdrawal option: you  will receive fixed scheduled payments each year in the amount of the “Single Life” For Life withdrawal benefit payment, until the later of:

•          the date the For Life remaining withdrawal benefit base is zero; or

•          the date of your  death (annuitant’s death if the owner  is not a natural person).

•          The “Joint Life” For Life withdrawal option: you  will receive fixed scheduled payments each year in the amount of the “Joint Life” For Life withdrawal benefit payment, until the later of:

•          the date the For Life remaining withdrawal benefit base is zero; or

•          the date of the death of the last covered life.

If there is any For Life remaining withdrawal benefit base at the time of your  death, we  will continue payments as described in Principal Income Builder 10 - Upon Death.

NOTE:  In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.

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Principal Income Builder 10 Upon Death

If the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcomes if your  Contract accumulated value is greater than zero at your  death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary

The primary beneficiary(ies) must elect one of the following:

a. Receive the death benefit under the Contract*; or

b. Receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your  death, only your  beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary

Your spouse may:

a. Continue the Contract with or without this rider as set forth in Spousal Continuation of the Principal Income Builder 10 Rider; or

b. Elect one of the following:

•          receive the death benefit under the Contract*;

•          receive the Investment Back remaining withdrawal benefit base as a series of payments.**

All other primary beneficiaries must elect one of the options listed above in b.

Unless your  spouse elects to continue the Contract with this rider, only your  spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse

Your surviving owner  must elect one of the following:

a. Receive the death benefit under the Contract*; or

b. Receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your  death, only the surviving owner’s  right to the above selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse

Your spouse may:

a. Continue the Contract with or without this rider as set forth below in Spousal Continuation of the Principal Income Builder 10 Rider; or

b. Elect one of the following:

•          receive the death benefit under the Contract*;

•          receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Unless the surviving spouse owner  elects to continue the Contract with this rider, upon your  death, only your  spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*     Please see 8.Death Benefit for an explanation of the Contract’s death benefit and payment options available for the Contract’s death benefit.

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**   We  will make payments in an amount and frequency acceptable to us. If a surviving owner  or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.

NOTE:  The “Joint Life” For Life withdrawal option is not available if the owner  is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person

The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant’s death we  will make equal payments to the surviving beneficiaries unless the owner  provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant’s death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

If the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if the Contract accumulated value is zero at your  death.

If you die and…	And…	Then…
You are the sole owner	You elected the “Single Life” For Life withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are the sole owner	You elected the “Joint Life” For Life withdrawal option*

We will continue payments to the surviving covered life according to the schedule established when you  made your  election until the date of the surviving covered life’s death.

Upon the surviving covered life’s death, we  will continue payments to your  beneficiary(ies) according to the schedule established when you  made your  election until the For Life remaining withdrawal benefit base reduces to zero.

You are the sole owner	You elected the Investment Back withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.
You are a joint owner	You elected the “Single Life” For Life withdrawal option*

We will continue payments to the surviving joint owner according to the schedule established when you  made your  election until the For Life remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we  will continue payments to your  beneficiary(ies) according to the schedule established when you  made your  election until the For Life remaining withdrawal benefit base reduces to zero.

You are a joint owner	You elected the “Joint Life” For Life withdrawal option*

We will continue payments to the surviving covered life according to the schedule established when you  made your  election until the date of the surviving covered life’s death.

Upon the surviving joint owner’s  death, we  will continue payments to your  beneficiary(ies) according to the schedule established when you  made your  election until the For Life remaining withdrawal benefit base reduces to zero.

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If you die and…	And…	Then…
You are a joint owner	You elected the Investment Back withdrawal option*

We will continue payments to the surviving joint owner according to the schedule established when you  made your  election until the Investment Back remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we  will continue payments to your  beneficiary(ies) according to the schedule established when you  made your  election until the Investment Back remaining withdrawal benefit base reduces to zero.

*  Please see Effect of the Contract Accumulated Value Reaching Zero under the Principal Income Builder 10 Rider for details regarding election of the For Life withdrawal option or the Investment Back withdrawal option.

NOTE:  The “Joint Life” For Life withdrawal option is not available if the owner  is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person The owner elected the “Single Life” For Life Withdrawal option* The owner elected the Investment Back withdrawal option*

The beneficiary(ies) receive the death benefit under the Contract.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner  made its election until the For Life remaining withdrawal benefit base reduces to zero.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner  made its election until the Investment Back remaining withdrawal benefit base reduces to zero.

Termination and Reinstatement of the Principal Income Builder 10 Rider

You may not terminate this rider prior to the 5th Contract anniversary  following the rider effective date.

At any point in time, we  will terminate this rider upon the earliest to occur:

•          The date you  send us notice to terminate the rider (after the 5th Contract anniversary  following the rider effective date). This will terminate the rider, not the Contract.

•          The date you  fully annuitize, fully surrender or otherwise terminate the Contract.

•          The date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.

•          The date the Contract owner  is changed (annuitant  is changed if the owner  is not a natural person), except a change in owner  due to a spousal continuation of the rider as described in Spousal Continuation of the Principal Income Builder 10 Rider or the removal/ addition of a joint life as described in Principal Income Builder 10 - Covered Life Change.

•          The date your  surviving spouse elects to continue the Contract without this rider (even if prior to the 5th Contract anniversary  following the rider effective date).

•          The date the Investment Back remaining withdrawal benefit base is zero and there are no eligible covered lives.

•          The date you  make an impermissible change in a covered life.

If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.

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If you  surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we  will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.

Spousal Continuation of the Principal Income Builder 10 Rider

This rider provides that the Investment Back and the For Life withdrawal options may be available in certain situations to an eligible spouse who continues the Contract with the rider.

If you  die while this rider is in effect and if your  surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if:

1.   The Contract accumulated value is greater than zero;

2.   There has not been a previous spousal continuation of the Contract and this rider; and

3.   Your  spouse is either:

      a.   your  primary beneficiary, if you  were the sole owner; or

      b.   the surviving joint owner, if there were joint owners.

If your  spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.

NOTE:  Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.

The following table illustrates the various changes and the resulting outcomes associated with continuation of this rider by an eligible surviving spouse.

If you die and…	And…	Then if your spouse continues this rider…
No withdrawals have been taken since the rider effective date	Your spouse meets the minimum issue age requirement

Your spouse may take withdrawals under either withdrawal option as follows:

a. The For Life withdrawal option will be available until the earlier of the death of your  spouse or the For Life withdrawal benefit base reduces to zero. For Life withdrawal benefits will automatically be calculated as “Single Life” and your  spouse will be the sole covered life. Your  spouse may not add a new covered life or elect “Joint Life”. The For Life withdrawal benefit percentage will be based on your  spouse’s age and will lock in at the “Single Life” percentage applicable on the date of your  spouse’s first withdrawal.

b. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base is zero.

c. All other provisions of this rider will continue as in effect on the date of your  death.

No withdrawals have been taken since the rider effective date	Your spouse does not meet the minimum issue age requirement

The For Life withdrawal option terminates upon your  death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base is zero.

b. All other provisions of this rider will continue as in effect on the date of your  death.

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If you die and…	And…	And…	Then if your spouse continues this rider
Withdrawals have been taken since the rider effective date	You have locked in “Single Life” For Life withdrawal benefits	---

The For Life withdrawal option terminates upon your  death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.

b. All other provisions of this rider will continue as in effect on the date of your  death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	Your spouse is the surviving covered life

Your spouse may take withdrawals under either withdrawal option as follows:

a. The For Life withdrawal option will continue to be available until the earlier of the death of your  spouse or the For Life withdrawal benefit base reduces to zero. For Life withdrawal benefits will continue to be calculated as “Joint Life”. The For Life withdrawal benefit percentage will remain locked in at the “Joint Life” percentage applicable on the date of your  first withdrawal and will not be reset to reflect your  death.

b. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.

c. All other provisions of this rider will continue as in effect on the date of your  death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	There is no surviving covered life

The For Life withdrawal option terminates upon your  death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.

b. All other provisions of this rider will continue as in effect on the date of your  death.

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Effect of Divorce on the Principal Income Builder 10 Rider

Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of this rider while the former spouse will no longer have any such rights or be entitled to any benefits under this rider. If you  take a withdrawal to satisfy a court order to pay a portion of the Contract to your  former spouse, any portion of such withdrawal that exceeds the available withdrawal benefit payments will be deemed an excess withdrawal under this rider.

Note: If this excess withdrawal causes both the For Life withdrawal benefit base and the Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary  unless you  make additional premium payments or a GMWB Step-Up is applied. For further information, see Principal Income Builder 10 - Excess Withdrawals.

Principal Income Builder 10 Rider Summary

Name of Rider	PIB 10
Marketing Name	Principal Income Builder 10
Rider Issue Age	45 – 80
Rider Charge	PIB 10 Rider Charges (as a percentage of average quarterly Investment Back withdrawal benefit base) • Maximum annual charge is 2.00%. • Current annual charge is 1.10%.
Guaranteed Minimum Withdrawal Benefits	• Investment Back • For Life
Annual Withdrawal Limits

•          Investment Back — 7.00% of the Investment Back withdrawal benefit base.

•          “Single Life” — tiered percentages based on age at first withdrawal, beginning at 3.50% and capping at a maximum of 6.50% of the For Life withdrawal benefit base

•          “Joint Life” — tiered percentages based on age at first withdrawal, beginning at 3.00% and capping at a maximum of 6.00% of the For Life withdrawal benefit base

For Life Withdrawal Benefit Payments

•          “Single Life” or “Joint Life” (your  life and the lifetime of your  eligible spouse)

•          For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected

•          Available the Contract anniversary  following the date the oldest owner  turns 59½ — all withdrawals prior to that Contract anniversary  are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up

•          Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary  prior to age 80 or (b) 10 years after the rider effective date.

•          A remaining withdrawal benefit base under a withdrawal option is not eligible for a GMWB Step-Up after the remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.

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GMWB Bonus

•          If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases on each Contract anniversary  as shown below.

•          Years 1-10 — 5.00% of premium payments

•          Years 11+ — 0.00% of premium payments

Investment Restrictions	• You must select one of the available GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.
Spousal Continuation

•          At the death of the first owner  to die, a spouse who is a joint owner or primary beneficiary may continue the Contract with or without this rider.

•          The Investment Back withdrawal option continues; the For Life withdrawal option continues only for eligible spouses.

5. Premium Payment Credit Rider

The Premium Payment Credit Rider applies credits to the accumulated value for premium payments made in contract year one. This rider can only be elected at the time the Contract is issued. Once this rider is elected, it cannot be terminated. There is a charge for this rider (see 2. CHARGES AND DEDUCTIONS) as well as an increased surrender charge and longer surrender charge period.

If you  elect this rider, the following provisions apply to the Contract:

•          We  will apply a credit of 5% of the premium payment to your  accumulated value for each premium payment received during your  first contract year. The credit is applied to the Contract on the same date the related premium payment is applied to the Contract. For example, if you  make a premium payment of $10,000 in your  first contract year, a credit amount of $500 will be added to your  accumulated value (5% x $10,000).

•          No credit(s) are applied for premium payments made after the first contract year.

•          For Contracts issued in the state of Washington, no premium payments are allowed after the first contract year for Contracts issued with the Premium Payment Credit Rider.

•          The premium payment credit is allocated among the investment options according to your  then current premium payment allocations.

•          We  recapture the credit(s) if you  exercise your  right to return the Contract during the examination offer period or if you  request full annuitization  of the Contract prior to the third Contract anniversary.

•          The amount we  recapture may be more than the current value of the credit(s). If your  investment options have experienced negative investment performance (i.e., have lost value) you  bear the loss for the difference between the original value of the credit(s) and the current (lower) value of the credit(s).

•          Partial annuitizations  are restricted in each of contract years two and three to no more than 10% of the accumulated value as of the most recent Contract anniversary.

•          Credits are considered earnings under the Contract, not premium payments.

•          All premium payments are subject to the 9-year surrender charge period and higher surrender charge (see 2. CHARGES AND DEDUCTIONS).

•          The Premium Payment Credit Rider cannot be cancelled and the associated surrender charge period and percentages cannot be changed.

•          The DCA Plus program is not available to you  if you  elect this rider.

If you  elect the Premium Payment Credit Rider, your  unit values will be lower than if you  did not elect the rider. The difference reflects the annual charge for the Premium Payment Credit Rider. After the 8th Contract anniversary, your  accumulated value is moved to units in your  chosen divisions  that do not include this rider charge. This move of division  units  will not affect your  accumulated value. It will, however, result in a smaller number of division  units  but those units will have a higher unit value. We  will notify you  when the division  units  move because of discontinuation of the rider charge. The following example is provided to assist you  in understanding this adjustment.

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	Sample Division Unit Value	Number of Units in Sample Division	Accumulated Value
Prior to the one time adjustment	25.560446	1,611.0709110	$ 41,179.69
After the one time adjustment	26.659024	1,544.6811189	$ 41,179.69

You should carefully examine the Premium Payment Credit Rider to decide if this rider is suitable for you. There are circumstances under which you  would be worse off for having received the credit. In making this determination, you  should consider the following factors:

•          this rider increases the amount and duration of the surrender charges, see 2. CHARGES AND DEDUCTIONS;

•          we  recapture the credit(s) if you  exercise your  right to return the Contract during the examination offer period or if you  request full annuitization  of the Contract prior to the third Contract anniversary.

•          partial annuitizations  are restricted in each of contract years two and three to no more than 10% of the accumulated value as of the most recent Contract anniversary.

•          any premium payments made after the first contract year do not have a credit applied even though they are subject to the rider’s higher Separate Account charges; and

•          the higher Separate Account charges reduce investment performance.

The charges used to recoup our cost for the premium payment credit(s) include the surrender charge and the Premium Payment Credit Rider charge (see 2. CHARGES AND DEDUCTIONS). We  expect to make a profit from these charges.

The following tables demonstrate hypothetical surrender values for Contracts with and without this rider but do not show the impact of partial surrenders or partial annuitizations. The tables are based on:

•          a $25,000 initial premium payment and no additional premium payments;

•          the deduction of maximum Separate Account annual expenses:

•          Contracts with the Premium Payment Credit Rider:

•          2.00% annually for the first eight contract years

•          1.40% annually after the first eight contract years

•          Contracts without the Premium Payment Credit Rider:

•          1.40% annually for all contract years.

•          the deduction of the arithmetic average of the underlying mutual fund expenses as of December 31, 2011;

•          0%, 5% and 10% annual rates of return before charges; and

•          payment of the $30 annual Contract fee (while the Contract’s value is less than $30,000).

	0% Annual Return		5% Annual Return		10% Annual Return
Contract Year	Surrender Value Without Premium Payment Credit Rider	Surrender Value With Premium Payment Credit Rider	Surrender Value Without Premium Payment Credit Rider	Surrender Value With Premium Payment Credit Rider	Surrender Value Without Premium Payment Credit Rider	Surrender Value With Premium Payment Credit Rider
1	$23,082.79	$23,623.58	$24,257.79	$24,831.08	$25,432.79	$26,085.42
2	$22,528.60	$22,918.19	$24,882.04	$25,322.30	$27,439.34	$28,081.27
3	$21,987.11	$22,447.70	$25,523.17	$26,102.03	$29,669.50	$30,468.95
4	$21,659.73	$21,982.57	$26,443.26	$26,908.69	$32,321.54	$33,008.54
5	$21,333.48	$21,522.85	$27,412.74	$27,727.08	$35,158.68	$35,710.84
6	$21,008.47	$21,068.60	$28,401.68	$28,557.44	$38,195.20	$38,587.41
7	$20,684.79	$20,619.84	$29,410.63	$29,430.03	$41,446.45	$41,650.63
8	$20,542.96	$20,176.62	$30,720.12	$30,315.73	$45,178.99	$44,913.77
9	$20,041.78	$19,860.95	$31,551.52	$31,399.71	$48,660.65	$48,663.52
10	$19,552.09	$19,546.75	$32,405.41	$32,506.26	$52,410.61	$52,682.97
15	$17,267.06	$17,262.31	$37,034.30	$37,149.56	$75,967.16	$76,361.94
20	$15,232.34	$15,228.11	$42,324.40	$42,456.12	$110,111.47	$110,683.68

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The better your  Contract’s investment performance, the more advantageous the Premium Payment Credit Rider becomes due to the effect of compounding. However, Contracts with the Premium Payment Credit Rider are subject to both a greater surrender charge and a longer surrender charge period than Contracts issued without this rider (see 2. CHARGES AND DEDUCTIONS). If you  surrender your  Contract with the Premium Payment Credit Rider while subject to a surrender charge, your  surrender value will be less than the surrender value of a Contract without this rider.

6. Transfers and surrenders

Division Transfers

•          You  may request an unscheduled transfer  or set up a scheduled transfer  by

•          mailing your  instructions to us;

•          calling us at 1-800-852-4450 (if telephone privileges apply);

•          faxing your  instructions to us at 1-866-894-2093; or

•          visiting www.principal.com.

•          You  must specify the dollar amount or percentage to transfer  from each division.

•          The minimum transfer  amount is the lesser of $100 or the value of your  division.

•          In states where allowed, we  reserve the right to reject transfer  instructions from someone providing them for multiple contracts for which he or she is not the owner.

You may not make a transfer  to the Fixed Account if:

•          a transfer  has been made from the Fixed Account to a division  within six months; or

•          following the transfer, the Fixed Account value  would be greater than $1,000,000.

Unscheduled Transfers

You may make unscheduled division  transfers  from one division  to another division  or to the Fixed Account.

•          Transfers  are not permitted into DCA Plus accounts.

•          Transfer values are calculated using the price next determined after we  receive your  request.

•          We  reserve the right to impose a fee of the lesser of $30 or 2% of the amount transferred on each unscheduled transfer  after the first unscheduled transfer  in a contract year. If we  elect to begin charging for the transaction fee, we  will provide you  with written notice  at least 30 days in advance.

Limitations on Unscheduled Transfers. We  reserve the right to reject excessive exchanges or purchases if the trade would disrupt the management of the Separate Account, any division  of the Separate Account or any underlying mutual fund. In addition, we  may suspend or modify transfer  privileges in our sole discretion at any time to prevent market timing efforts that could disadvantage other owners. These modifications could include, but not be limited to:

•          requiring a minimum time period between each transfer;

•          imposing the transaction fee;

•          limiting the dollar amount that an owner  may transfer  at any one time; or

•          not accepting transfer  requests from someone providing requests for multiple Contracts for which he or she is not the owner.

Scheduled Transfers (Dollar Cost Averaging)

•          You  may elect to have transfers  made on a scheduled basis.

•          There is no charge for scheduled transfers  and no charge for participating in the scheduled transfer program.

•          You  must specify the dollar amount of the transfer.

•          You  select the transfer date (other than the 29th, 30th or 31st) and the transfer period (monthly, quarterly, semi-annually or annually).

•          If the selected date is not a valuation date, the transfer  is completed on the next valuation date.

•          Transfers  are not permitted into DCA Plus accounts.

•          If you  want to stop a scheduled transfer, you  must provide us notice prior to the date of the scheduled transfer.

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•          Transfers  continue until your  value in the division  is zero or we  receive notice  to stop the transfers.

•          The number of divisions  available for simultaneous transfers will never be less than two.  When we  have more than two divisions available, we  reserve the right to limit the number of divisions  from which simultaneous transfers  are made.

Scheduled transfers  are designed to reduce the risks that result from market fluctuations. They do this by spreading out the allocation of your  money to investment options over a longer period of time. This allows you  to reduce the risk of investing most of your  money at a time when market prices are high. The results of this strategy depend on market trends and are not guaranteed.

Example:

Month	Amount Invested	Share Price	Shares Purchased
January	$100	$ 25.00	4
February	$100	$ 20.00	5
March	$100	$ 20.00	5
April	$100	$ 10.00	10
May	$100	$ 25.00	4
June	$100	$ 20.00	5
Total	$600	$120.00	33

In the example above, the average share price is $20.00 [total of share prices ($120.00) divided by number of purchases (6)]. The average share cost is $18.18 [amount invested ($600.00) divided by number of shares purchased (33)].

Fixed Account Transfers, Total and Partial Surrenders

Transfers and surrenders from the Fixed Account are subject to certain limitations. In addition, surrenders from the Fixed Account may be subject to a surrender charge (see Section 2. CHARGES AND DEDUCTIONS).

You may transfer  amounts from the Fixed Account to the Separate Account divisions before the annuitization date and as provided below. The transfer  is effective on the valuation date following  our receipt of your  instructions. You  may transfer  amounts on either a scheduled or unscheduled basis. You  may not make both scheduled and unscheduled Fixed Account transfers  in the same contract year.

Unscheduled Fixed Account Transfers. The minimum transfer amount is $100 (or entire Fixed Account value  if less than $100). Once per contract year, within the 30 days following the Contract anniversary  date, you  can:

•          transfer  an amount not to exceed 25% of your  Fixed Account value; or

•          transfer  up to 100% of your  Fixed Account value if:

•          your  Fixed Account value  is less than $1,000; or

•          a minus b is greater than 1% where:

a = the weighted average of your  Fixed Account interest rates for the preceding contract year; and

b = the renewal interest rate for the Fixed Account.

Scheduled Fixed Account Transfers (Fixed Account Dollar Cost Averaging). You  may make scheduled transfers  on a monthly basis from the Fixed Account to the Separate Account as follows:

•          You  may establish scheduled transfers  by sending a written request or by telephoning the home office at 1-800-852-4450.

•          Transfers  occur on a date you  specify (other than the 29th, 30th or 31st of any month).

•          If the selected date is not a valuation date, the transfer  is completed on the next valuation date.

•          Scheduled transfers  are only available if the Fixed Account value  is $5,000 or more at the time the scheduled transfers  begin.

•          Scheduled monthly transfers  of a specified dollar amount will continue until the Fixed Account value is zero or until you  notify us to discontinue the transfers. This specified dollar amount cannot exceed 2% of your  Fixed Account value.

•          The minimum transfer amount is $100.

•          If the Fixed Account value  is less than $100 at the time of transfer, the entire Fixed Account value will be transferred.

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•          If you  stop the transfers, you  may not start transfers  again without our prior approval.

Automatic Portfolio Rebalancing (APR)

•          APR  allows you  to maintain a specific percentage of your  Separate Account division value in specified divisions  over time.

•          You  may elect APR  at any time after the examination offer period has expired.

•          APR  is not available for values in the Fixed Account or the DCA Plus accounts.

•          APR  is not available if you  have arranged scheduled transfers  from the same division.

•          There is no charge for APR  transfers  and no charge for participating in the APR  program.

•          APR  will be done on the frequency you  specify:

•          quarterly (on a calendar year or contract year basis); or

•          semiannually or annually (on a contract year basis).

•          You  may rebalance by

•          mailing your  instructions to us;

•          calling us at 1-800-852-4450 (if telephone privileges apply);

•          faxing your  instructions to us at 1-866-894-2093; or

•          visiting www.principal.com.

•          Divisions  are rebalanced at the end of the next valuation period following your  request.

Example:  You  elect APR  to maintain your  Separate Account division value with 50% in the LargeCap Value division  and 50% in the Bond & Mortgage Securities division. At the end of the specified period, 60% of the accumulated value is in the LargeCap Value division, with the remaining 40% in the Bond & Mortgage Securities division. By rebalancing, units from the LargeCap Value division  are redeemed and applied to the Bond & Mortgage Securities division  so that 50% of the Separate Account division value is once again in each division.

Surrenders

You may surrender your  Contract by providing us notice. Surrender requests may be sent to us at:

Principal Life Insurance Company

P O Box 9382

Des Moines, Iowa 50306-9382

Surrenders result in the redemption of units and your  receipt of the value of the redeemed units minus any applicable surrender charge and fees. Surrender values are calculated using the price next determined after we  receive your  request. Surrenders from the Separate Account are generally paid within seven days of the effective date of the request for surrender (or earlier if required by law). However, certain delays in payment are permitted (see 9. ADDITIONAL INFORMATION ABOUT THE CONTRACT). Surrenders before age 59½ may involve an income tax penalty (see 10. FEDERAL TAX MATTERS).

You may specify surrender allocation percentages with each partial surrender request. If you  do not provide us with specific percentages, we  will use your  premium payment allocation percentages for the partial surrender. Surrenders may be subject to a surrender charge (see 2. CHARGES AND DEDUCTIONS).

Total Surrender

•          You  may surrender the Contract at any time before the annuitization date.

•          Surrender values are calculated using the price next determined after we  receive your  request.

•          The cash surrender value is your  accumulated value minus any applicable surrender charges and fee(s) (Contract fee and/or prorated share of the charge(s) for optional rider(s)).

•          We  reserve the right to require you  to return the Contract.

•          The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.

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Unscheduled Partial Surrender

•          You  may surrender a part of your  accumulated value at any time before the annuitization date.

•          You  must specify the dollar amount of the surrender (which must be at least $100).

•          The surrender is effective at the end of the valuation period during which we  receive your  written request for surrender.

•          The surrender is deducted from your  investment options according to your  surrender allocation percentages.

•          If surrender allocation percentages are not specified, we  use your  premium payment allocation percentages.

•          We  surrender units from your  investment options to equal the dollar amount of the surrender request plus any applicable surrender charge and transaction fee, if any.

•          Your  accumulated value after the unscheduled partial surrender must be equal to or greater than $5,000; we  reserve the right to increase this amount up to and including $10,000.

•          The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to surrender.

Scheduled Partial Surrender

•          You  may elect partial surrenders from any of your  investment options on a scheduled basis.

•          Your  accumulated value must be at least $5,000 when the scheduled partial surrenders begin.

•          You  may specify monthly, quarterly, semi-annually or annually and choose a surrender date (other than the 29th, 30th or 31st).

•          If the selected date is not a valuation date, the partial surrender is completed on the next valuation date.

•          We  surrender units from your  investment options to equal the dollar amount of the partial surrender request plus any applicable partial surrender charge.

•          The partial surrenders continue until your  value in the investment option is zero or we  receive written notice  to stop the partial surrenders.

•          The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to partial surrender.

7. The Annuitization Period

Annuitization Date

You may specify an annuitization date in your  application. You  may change the annuitization date with our prior approval. The request must be in writing. You  may not select an annuitization date prior to the first Contract anniversary  or after the maximum annuitization date (the later of age 85 or ten years after Contract issue; state variations may apply) found on the data pages. If you  do not specify an annuitization date, the annuitization date is the maximum annuitization date shown on the data pages.

Full Annuitization

Any time after the first contract year, you  may annuitize your  Contract by electing to receive payments under an annuity benefit payment option. If the accumulated value on the annuitization date is less than $2,000 or if the amount applied under an annuity benefit payment option is less than the minimum requirement, we  may pay out the entire amount in a single payment. The Contract would then be canceled. You  may select when you  want the payments to begin (within the period that begins the business day following our receipt of your  instruction and ends one year after our receipt of your  instructions).

Once payments begin under the annuity benefit payment option you  choose, the option may not be changed. In addition, once payments begin, you  may not surrender or otherwise liquidate or commute any of the portion of your  accumulated value that has been annuitized.

Depending on the type of annuity benefit payment option selected, payments that are initiated either before or after the annuitization date may be subject to penalty taxes (see 10. FEDERAL TAX MATTERS). You  should consider this carefully when you  select or change the annuity benefit payment commencement date.

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Partial Annuitization

If your  Contract was issued on or after the later of May 20, 2006, or the date on which the issue state approved the partial annuitization  endorsement, you  have the right to partially annuitize a portion of your  accumulated value. If your  Contract was issued prior to May 20, 2006, or prior to the date the issue state approved the partial annuitization  endorsement, partial annuitization  is not available and all references to “partial annuitization” within this prospectus do not apply to your  Contract. A full list of states in which partial annuitization  is available may be obtained from your  registered representative or by calling us at 1-800-852-4450.

After the first contract year and prior to the annuitization date, you  may annuitize a portion of your  accumulated value by sending us a notice.

If you  have elected the Premium Payment Credit Rider, the amount of the partial annuitization  during each of contract years two and three is limited to no more than 10% of the accumulated value as of the most recent Contract anniversary.

The minimum partial annuitization  amount is $2,000. Any partial annuitization  request that reduces the accumulated value to less than $5,000 will be treated as a request for full annuitization.

You may select one of the annuity benefit payment options listed below. Once payments begin under the option you  selected, the option may not be changed. In addition, once payments begin you  may not surrender or otherwise liquidate or commute any portion of your  accumulated value that has been annuitized.

Annuity Benefit Payment Options

We offer fixed annuity benefit payments only. No surrender charge is imposed on any portion of your  accumulated value that has been annuitized.

You may choose from several fixed annuity benefit payment options. Payments will be made on the frequency you  choose. You  may elect to have your  annuity benefit payments made on a monthly, quarterly, semiannual or annual basis. The dollar amount of the payments is specified for the entire payment period according to the option selected. There is no right to take any total or partial surrenders after the annuitization date. The fixed annuity benefit payment must begin within one year of the annuity benefit election.

The amount of the fixed annuity benefit payment depends on the:

•          amount of accumulated value applied to the annuity benefit payment option;

•          annuity benefit payment option selected; and

•          age and gender of the annuitant  (unless fixed income option is selected).

The amount of the initial payment is determined by applying all or a portion of the accumulated value as of the date of the application to the annuity table for the annuitant’s annuity benefit payment option, gender, and age. The annuity benefit payment tables contained in the Contract are based on the Annuity 2000 Mortality Table. These tables are guaranteed for the life of the Contract.

Annuity benefit payments generally are higher for male annuitants than for female annuitants with an otherwise identical Contract. This is because statistically females have longer life expectancies than males. In certain states, this difference may not be taken into consideration in determining the payment amount. Additionally, Contracts with no gender distinctions are made available for certain employer-sponsored plans because, under most such plans, gender discrimination is prohibited by law.

You may select an annuity benefit payment option by written request only. Your  selection of an annuity benefit payment option for a partial annuitization  must be in writing and may not be changed after payments begin. Your  selection of an annuity benefit payment option for any portion not previously annuitized may be changed by written request prior to the annuitization date.

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If an annuity benefit payment option is not selected, we  will automatically apply:

•          for Contracts with one annuitant  — Life Income with payments guaranteed for a period of 10 years.

•          for Contracts with joint annuitants — Joint and Full Survivor Life Income with payments guaranteed for a period of 10 years.

The available annuity benefit payment options for both full and partial annuitizations  include:

•          Fixed Period Income – Level payments continue for a fixed period. You  may select a range from 5 to 30 years (state variations may apply). If the annuitant  dies before the selected period expires, payments continue to you  or the person(s) you  designate until the end of the fixed period. Payments stop after all guaranteed payments are received.

•          Life Income – Level payments continue for the annuitant’s lifetime. If you  defer the first payment date, it is possible that you  would receive no payments if the annuitant  dies before the first payment date. NOTE: There is no death benefit value remaining and there are no further payments when the annuitant  dies.

•          Life Income with Period Certain  – Level payments continue during the annuitant’s lifetime with a guaranteed payment period of 5 to 30 years. If the annuitant  dies before all of the guaranteed payments have been made, the guaranteed payments continue to you  or the person(s) you  designate until the end of the guaranteed payment period.

•          Joint and Survivor – Payments continue as long as either the annuitant  or the joint annuitant is alive. You  may also choose an option that lowers the amount of income after the death of a joint annuitant. It is possible that you  would only receive one payment under this option if both annuitants die before the second payment is due. If you  defer the first payment date, it is possible that you  would receive no payments if both the annuitants die before the first payment date. NOTE: There is no death benefit value remaining and there are no further payments after both annuitants die.

•          Joint and Survivor with Period Certain – Payments continue as long as either the annuitant  or the joint annuitant is alive with a guaranteed payment period of 5 to 30 years. You  may choose an option that lowers the amount of income after the death of a joint annuitant. If both annuitants die before all guaranteed payments have been made, the guaranteed payments continue to you  or the person(s) you  designate until the end of the guaranteed payment period.

Other annuity benefit payment options may be available.

Tax Considerations Regarding Annuity Benefit Payment Options

If you  own one or more tax qualified annuity contracts, you  may avoid tax penalties if payments from at least one of your  tax qualified contracts begin no later than April 1 following the calendar year in which you  turn age 70½. The required minimum distribution payment must be in equal (or substantially equal) amounts over your  life or over the joint lives of you  and your  designated beneficiary. These required minimum distribution payments must be made at least once a year. Tax penalties may apply at your  death on certain excess accumulations. You  should confer with your  tax advisor about any potential tax penalties before you  select an annuity benefit payment option or take other distributions from the Contract. Additional rules apply to distributions under non-qualified contracts (see 10. FEDERAL TAX MATTERS).

Death of Annuitant (During the Annuitization Period)

If the annuitant  dies during the annuity benefit payment period, remaining payments are made to the owner  throughout the guaranteed payment period, if any, or for the life of any joint annuitant, if any. If the owner  is the annuitant, remaining payments are made to the contingent owner. In all cases the person entitled to receive payments also receives any rights and privileges under the annuity benefit payment option.

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8. Death Benefit

This Contract provides a death benefit upon the death of the owner. The Contract will not provide death benefits upon the death of an annuitant  unless the annuitant  is also an owner  or the owner  is not a natural person.

The following tables illustrate the various situations and the resulting death benefit payment if death occurs before the annuitization date.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary

The beneficiary(ies) receives the death benefit under the Contract.

If a beneficiary dies before you, upon your  death we  will make equal payments to the surviving beneficiaries unless you  provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your  estate in a single payment.

Upon your  death, only your  beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary

Your spouse may either

a. continue the Contract; or

b. receive the death benefit under the Contract.

All other beneficiaries receive the death benefit under the Contract.

If a beneficiary dies before you, upon your  death we  will make equal payments to the surviving beneficiaries unless you  provided us with other written instructions. If no beneficiary(ies) survives you, the death benefit is paid to your  estate in a single payment.

Unless your  spouse elects to continue the Contract, only your  spouse’s and any other beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse

The surviving owner  receives the death benefit under the Contract.

Upon your  death, only the surviving owner’s  right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse

Your spouse may either

a. continue the Contract; or

b. receive the death benefit under the Contract.

Unless your  surviving spouse owner  elects to continue the Contract, upon your  death, only your  spouse’s right to the death benefit will continue; all other rights and benefits under the rider and the Contract will terminate.

If...	And...	Then...
The annuitant dies	The owner is not a natural person

The beneficiary(ies) receives the death benefit under the Contract.

If a beneficiary dies before the annuitant, upon the annuitant’s death we  will make equal payments to the surviving beneficiaries unless the owner  provided us with other written instructions.

Upon the annuitant’s death, only the beneficiary’s(ies’) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

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Before the annuitization date, you  may give us written instructions for payment under a death benefit option. If we  do not receive your  instructions, the death benefit is paid according to instructions from the beneficiary(ies). The beneficiary(ies) may elect to apply the death benefit under an annuity benefit payment option or receive the death benefit as a single payment. Generally, unless the beneficiary(ies) elects otherwise, we  pay the death benefit in a single payment, subject to proof of your  death.

No surrender charge applies when a death benefit is paid.

Standard Death Benefit Formula

The amount of the standard death benefit is the greatest of a, b or c, where:

a = the accumulated value on the date we  receive proof of death and all required documents;

b = the total of premium payments minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization  made prior to the date we  receive proof of death and all required documents; and

c = the highest accumulated value on any Contract anniversary  that is wholly divisible by seven (for example, Contract anniversaries  7, 14, 21, 28, etc.) plus any premium payments since that Contract anniversary  and minus an adjustment for each partial surrender (and any applicable surrender charges and fees) and minus an adjustment for each partial annuitization  made after that Contract anniversary.

The adjustment for each partial surrender (and any applicable surrender charges and fees) and for each partial annuitization  made prior to the date we  receive proof of death and all required documents is equal to (x divided by y) multiplied by z, where:

x = the amount of the partial surrender (and any applicable surrender charges and fees) or the amount of the partial annuitization; and

y = the accumulated value immediately prior to the partial surrender or partial annuitization; and

z = the amounts determined in b or c above immediately prior to the partial surrender or partial annuitization.

Example:    Your  accumulated value is $10,000 and you  take a partial surrender of $2,000 (20% of your  accumulated value). For purposes of calculating the death benefit, we  reduce the amounts determined in b or c above by 20%.

Enhanced Death Benefit

For rider applications signed on or after January 4, 2010, the Enhanced Death Benefit Rider is not available. For rider applications signed prior to January 4, 2010 (Contracts with the Enhanced Death Benefit Rider), see Appendix H for more information.

Payment of Death Benefit

The death benefit is usually paid within five business days of our receiving all required documents (including proof of death) to process the claim. Payment is made according to benefit instructions provided by you. Some states require this payment to be made in less than five business days. Under certain circumstances, this payment may be delayed (see 9. ADDITIONAL INFORMATION ABOUT THE CONTRACT). We  pay interest (as required by state law) on the death benefit from the date we  receive all required documents until payment is made or until the death benefit is applied under an annuity benefit payment option.

NOTE:  Proof of death includes: a certified copy of a death certificate; a certified copy of a court order; a written statement by a medical doctor; or other proof satisfactory to us.

The accumulated value remains invested in the divisions  until the valuation period during which we  receive the required documents. If more than one beneficiary is named, each beneficiary’s portion of the death benefit remains invested in the divisions  until the valuation period during which we  receive the required documents for that beneficiary. After payment of all of the death benefit, the Contract is terminated.

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9. ADDITIONAL INFORMATION ABOUT THE CONTRACT

The Contract

The entire Contract is made up of the Contract, amendments, riders and endorsements and data pages. Only our corporate officers can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by an officer of the Company.

Delay of Payments

Surrendered amounts are generally disbursed within seven calendar days after we  receive your  instruction for a surrender in a form acceptable to us. This period may be shorter where required by law. However, payment of any amount upon total or partial surrender, death, annuitization  of the accumulated value or the transfer  to or from a division  may be deferred during any period when the right to sell mutual fund shares is suspended as permitted under provisions of the Investment Company Act of 1940 (as amended).

The right to sell shares may be suspended during any period when:

•          trading on the NYSE is restricted as determined by the SEC or when the NYSE is closed for other than weekends and holidays; or

•          an emergency exists, as determined by the SEC, as a result of which:

•          disposal by a mutual fund of securities owned by it is not reasonably practicable;

•          it is not reasonably practicable for a mutual fund to fairly determine the value of its net assets; or

•          the SEC permits suspension for the protection of security holders.

If payments are delayed the transfer  will be processed on the first valuation date following the expiration of the permitted delay unless we  receive your  written instructions to cancel your  surrender, annuitization, or transfer. Your  written instruction must be received in the home office prior to the expiration of the permitted delay. The transaction will be completed within seven business days following the expiration of a permitted delay.

In addition, we  reserve the right to defer payment of that portion of your  accumulated value that is attributable to a premium payment made by check for a reasonable period of time (not to exceed 15 business days) to allow the check to clear the banking system.

We may also defer payment of surrender proceeds payable out of the Fixed Account for a period of up to six months.

Misstatement of Age or Gender

If the age or, where applicable, gender of the annuitant  has been misstated, we  adjust the annuity benefit payment under your  Contract to reflect the amount that would have been payable at the correct age and gender. If we  make any overpayment because of incorrect information about age or gender, or any error or miscalculation, we  deduct the overpayment from the next payment or payments due. Underpayments are added to the next payment.

Assignment

If your  Contract is part of your  qualified plan, IRA, SEP, or SIMPLE-IRA, you  may not assign ownership.

You may assign ownership of your  non-qualified contract. Each assignment is subject to any payments made or action taken by the Company prior to our notification of the assignment. We  assume no responsibility for the validity of any assignment. An assignment or pledge of a Contract may have adverse tax consequences.

An assignment must be made in writing and filed with us at  our home office. The irrevocable beneficiary(ies), if any, must authorize any assignment in writing. Your  rights, as well as those of the annuitant  and beneficiary, are subject to any assignment on file with us. Any amount paid to an assignee is treated as a partial surrender and is paid in a single payment.

The Company may refuse any assignment or transfer  at any time on a non-discriminatory basis and may refuse any assignment where it believes such assignment may cause the development of a trading market.

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If your  Contract has a GMWB rider, an assignment of the Contract shall be deemed a request for a change in a covered life. If the change in covered life is not permissible under this rider, the rider will be terminated as of the date of the assignment. See 4. LIVING BENEFIT – GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB).

Change of Owner or Annuitant

If your  Contract is part of your  qualified plan, IRA, SEP, or SIMPLE-IRA you  may not change either the owner  or the annuitant.

You may change the owner  and/or annuitant  of your  non-qualified contract at any time. Your  request must be in writing and approved by us. After approval, the change is effective as of the date you  signed the request for change. If ownership is changed, the benefits under certain riders may be affected. We  reserve the right to require that you  send us the Contract so that we  can record the change.

If an annuitant  who is not an owner  dies while the Contract is in force, a new annuitant  may be named unless the owner  is a corporation, trust or other entity.

If your  Contract has a GMWB rider, any ownership change before the annuitization date which would cause a change in the covered life will result in termination of this rider except in certain circumstances. See 4. LIVING BENEFIT – GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB).

Beneficiary

While this Contract is in force, you  have the right to name or change a beneficiary. This may be done as part of the application process or by sending us a written request. Unless you  have named an irrevocable beneficiary, you  may change your  beneficiary designation by sending us notice.

If your  Contract has a GMWB rider, any beneficiary change before the annuitization date which would cause a change in the covered life will result in termination of this rider except in certain circumstances. See 4. LIVING BENEFIT – GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB).

Contract Termination

We reserve the right to terminate the Contract and make a single payment (without imposing any charges) to you  if your  accumulated value at the end of the accumulation period is less than $2,000, unless you  have the GMWB rider. Before the Contract is terminated, we  will send you  a notice  to increase the accumulated value to $2,000 within 60 days. Termination of the Contracts will not unfairly discriminate against any owner.

Reinstatement

Reinstatement is only available for full surrender of your  Contract. You  cannot reinstate a partial surrender or partial annuitization; if you  return either of these amounts, they will be considered new premium payments.

If you  have requested to replace this Contract with an annuity contract from another company and want to reinstate this Contract, the following apply:

•          we  reinstate the Contract effective on the original surrender date;

•          if you  had the Premium Payment Credit Rider on the original Contract, the 9-year surrender charge period applies to the reinstated Contract. The remaining surrender charge period, if any, is calculated based on the number of years since the original contract date;

•          we  apply the amount received from the other company (“reinstatement amount”) and the amount of the surrender charge you  paid when you  surrendered the Contract ;

•          these amounts are priced on the valuation date the money from the other company is received by us;

•          commissions are not paid on the reinstatement amounts; and

•          new data pages are sent to your  address of record.

If you  have any of the optional riders, rider fees will apply for the period between the date you  requested termination and the date your  Contract was reinstated.

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If you  have any of the optional riders, rider benefits will be adjusted when the amount originally surrendered differs from the reinstatement amount.

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Reports

We will mail to you  a statement, along with any reports required by state law, of your  current accumulated value at least once per year prior to the annuitization date. After the annuitization date, any reports will be mailed to the person receiving the annuity benefit payments.

Quarterly statements reflect purchases and redemptions occurring during the quarter as well as the balance of units owned and accumulated values.

Important Information About Customer Identification Procedures

To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who applies for a Contract. When you  apply for a Contract, we  will ask for your  name, address, date of birth, and other information that will allow us to verify your  identity. We  may also ask to see your  driver’s license or other identifying documents.

If concerns arise with verification of your  identification, no transactions will be permitted while we  attempt to reconcile the concerns. If we  are unable to verify your  identity within 30 days of our receipt of your  original premium payment, the Contract will be terminated and any value surrendered in accordance with normal redemption procedures. We  will not suspend your  right of full redemption, or postpone the date of payment upon redemption except as permitted by Section 22(e) of the Investment Act of 1940 or as amended.

Frequent Trading and Market-Timing (Abusive Trading Practices)

This Contract is not designed for frequent trading or market timing activity of the investment options. If you  intend to trade frequently and/or use market timing investment strategies, you  should not purchase this Contract. The Company does not accommodate market timing.

We consider frequent trading and market timing activities to be abusive trading practices because they:

•          Disrupt the management of the underlying mutual funds by:

•          forcing the fund to hold short-term (liquid) assets rather than investing for long term growth, which results in lost investment opportunities for the fund; and

•          causing unplanned portfolio turnover;

•          Hurt the portfolio performance of the underlying mutual funds; and

•          Increase expenses of the underlying mutual fund and separate account due to:

•          increased broker-dealer commissions; and

•          increased record keeping and related costs.

If we  are not able to identify such abusive trading practices, the abuses described above will negatively impact the Contract and cause investors to suffer the harms described.

We have adopted policies and procedures to help us identify and prevent abusive trading practices. In addition, the underlying mutual funds monitor trading activity to identify and take action against abuses. While our policies and procedures are designed to identify and protect against abusive trading practices, there can be no certainty that we  will identify and prevent abusive trading in all instances. When we  do identify abusive trading, we  will apply our policies and procedures in a fair and uniform manner.

If we, or an underlying mutual fund that is an investment option with the Contract, deem abusive trading practices to be occurring, we  will take action that may include, but is not limited to:

•          Rejecting transfer  instructions from a Contract owner  or other person authorized by the owner  to direct transfers;

•          Restricting submission of transfer  requests by, for example, allowing transfer  requests to be submitted by 1st class U.S. mail only and disallowing requests made via the internet, by facsimile, by overnight courier or by telephone;

•          Limiting the number of unscheduled transfers  during a contract year to no more than 12;

•          Prohibiting you  from requesting a transfer  among the divisions  for a minimum of thirty days where there is evidence of at least one round-trip transaction (exchange or redemption of shares that were purchased within 30 days of the exchange/redemption) by you; and

•          Taking such other action as directed by the underlying mutual fund.

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We support the underlying mutual funds right to accept, reject or restrict, without prior written notice, any transfer  requests into a fund.

In some instances, a transfer  may be completed prior to a determination of abusive trading. In those instances, we  will reverse the transfer  (within two business days of the transfer) and return the Contract to the investment option holdings it had prior to the transfer. We  will give you  notice  in writing in this instance.

Distribution of the Contract

The Company has appointed Princor Financial Services Corporation (“Princor”) (Des Moines, Iowa 50392-0200), a broker-dealer registered under the Securities Exchange Act of 1934, a member of the Financial Industry Regulatory Authority and affiliate of the Company, as the distributor and principal underwriter of the Contract. Princor is paid 6.5% of premium payments by the Company for the distribution of the Contract. Princor also may receive 12b-1 fees in connection with purchases and sales of mutual funds underlying the Contracts. Princor currently receives 12b-1 fees for the Diversified Balance Account, Diversified Growth Account and Diversified Income Account.

Princor is an affiliate of the Company. Both Princor and the Company are subsidiaries of Principal Financial Services, Inc.

Applications for the Contracts are solicited by registered representatives of Princor or such other broker-dealers as have entered into selling agreements with Princor. Such registered representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved.

Performance Calculation

The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the hypothetical performance of its divisions  for this Contract as if the Contract had been issued on or after the date the underlying mutual fund in which the division  invests was first offered. The hypothetical performance from the date of the inception of the underlying mutual fund in which the division  invests is calculated by reducing the actual performance of the underlying mutual fund by the fees and charges of this Contract as if it had been in existence.

The yield and total return figures described below vary depending upon market conditions, composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles. The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance. For further information on how the Separate Account calculates yield and total return figures, see the SAI.

From time to time the Separate Account advertises its Money Market division’s  “yield” and “effective yield” for these Contracts. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division  refers to the income generated by an investment in the division  over a 7-day period (which period is stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division  is assumed to be reinvested. The “effective yield” is slightly higher than the “yield” because of the compounding effect of the assumed reinvestment.

The Separate Account also advertises the average annual total return of its various divisions. The average annual total return for any of the divisions  is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable accumulated value.

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10. FEDERAL TAX MATTERS

The following description is a general summary of the tax rules, primarily related to federal income taxes, which in our opinion are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You  should consult a qualified tax adviser about the tax implications of taking action under a Contract or related retirement plan.

Taxation of Non-Qualified Contracts

Non-Qualified Contracts

Section 72 of the Internal Revenue Code governs the income taxation of annuities in general.

•          Premium payments made under non-qualified contracts are not excludable or deductible from your  gross income or any other person’s gross income.

•          An increase in the accumulated value of a non-qualified contract owned by a natural person resulting from the investment performance of the Separate Account or interest credited to the DCA Plus accounts and the Fixed Account is generally not taxable until paid out as surrender proceeds, death benefit proceeds, or otherwise.

•          Generally, owners  who are not natural persons are immediately taxed on any increase in the accumulated value.

The following discussion applies generally to Contracts owned by natural persons.

•          Surrenders or partial surrenders are taxed as ordinary income to the extent of the accumulated income or gain under the Contract.

•          The value of the Contract pledged or assigned is taxed as ordinary income to the same extent as a partial surrender.

•          Annuity benefit payments:

•          The “investment in the Contract” is generally the total of the premium payments made.

•          The basic rule for taxing annuity benefit payments is that part of each annuity benefit payment is considered a nontaxable return of the investment in the Contract and part is considered taxable income. An “exclusion ratio” is applied to each annuity benefit payment to determine how much of the payment is excludable from gross income. The remainder of the annuity benefit payment is includable in gross income for the year received.

•          After the premium payment(s) in the Contract is paid out, the full amount of any annuity benefit payment is taxable.

For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us or  our affiliates to the same owner  within the same calendar year are treated as if they are a single contract.

Transfer of ownership may have tax consequences to the owner. Please consult with your  tax advisor before changing ownership of your  Contract.

Required Distributions for Non-Qualified Contracts

In order for a non-qualified contract to be treated as an annuity contract for federal income tax purposes, the Internal Revenue Code requires:

•          If the person receiving payments dies on or after the annuitization date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of the interest is distributed at least as rapidly as under the method of distribution being used as of the date of that person’s death.

•          If you  die prior to the annuitization date, the entire interest in the Contract will be distributed:

•          within five years after the date of your  death; or

•          as annuity benefit payments which begin within one year of your  death and which are made over the life of your  designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary.

•          If you  take a distribution from the Contract before you  are 59½, you  may incur an income tax penalty.

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Generally, unless the beneficiary elects otherwise, the above requirements are satisfied prior to the annuitization date by paying the death benefit in a single payment, subject to proof of your  death. The beneficiary may elect, by written request, to receive an annuity benefit payment option instead of a single payment.

If your  designated beneficiary is your  surviving spouse, the Contract may be continued with your  spouse deemed to be the new owner  for purposes of the Internal Revenue Code. Where the owner  or other person receiving payments is not a natural person, the required distributions provided for in the Internal Revenue Code apply upon the death of the annuitant.

Taxation of Qualified Contracts

Tax-Qualified Contracts: IRA, SEP, and SIMPLE-IRA

The Contract may be used to fund IRAs, SEPs, and SIMPLE-IRAs.

•          IRA – An Individual Retirement Annuity (IRA) is a retirement savings annuity. Contributions grow tax deferred.

•          SEP-IRA – A SEP is a form of IRA. A SEP allows you, as an employer, to provide retirement benefits for your  employees by contributing to their IRAs.

•          SIMPLE-IRA – SIMPLE stands for Savings Incentive Match Plan for Employers. A SIMPLE-IRA allows employees to save for retirement by deferring salary on a pre-tax basis and receiving predetermined company contributions.

The tax rules applicable to owners, annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, premium payments made under a retirement program recognized under the Internal Revenue Code are excluded from the participant’s gross income for tax purposes prior to the annuity benefit payment date (subject to applicable state law). The portion, if any, of any premium payment made that is not excluded from their gross income is their investment in the Contract. Aggregate deferrals under all plans at the employee’s option may be subject to limitations.

Tax-qualified retirement arrangements, such as IRAs, SEPs, and SIMPLE-IRAs, are tax-deferred. You  derive no additional benefit from the tax deferral feature of the annuity. Consequently, an annuity should be used to fund an IRA, or other tax qualified retirement arrangement to benefit from the annuity’s features other than tax deferral. These features may include guaranteed lifetime income, death benefits without surrender charges, guaranteed caps on fees, and the ability to transfer  among investment options without sales or withdrawal charges.

The tax implications of these plans are further discussed in the SAI under the heading Taxation Under Certain Retirement Plans. Check with your  tax advisor for the rules which apply to your  specific situation.

Premature Distributions: There is a 10% penalty under the Internal Revenue Code on the taxable portion of a “premature distribution” from IRAs, IRA rollovers and SIMPLE-IRAs. The tax penalty is increased to 25% in the case of distributions from SIMPLE-IRAs during the first two years of participation. Generally, an amount is a “premature distribution” unless the distribution is:

•          made on or after you  reach age 59½;

•          made to a beneficiary on or after your  death;

•          made upon your  disability;

•          part of a series of substantially equal periodic payments for the life or life expectancy of you  or you  and the beneficiary;

•          made to pay certain medical expenses;

•          for health insurance premiums while unemployed;

•          for first home purchases (up to $10,000);

•          for qualified higher education expenses;

•          for qualified disaster tax relief distributions (up to $100,000);

•          for qualified reservist distributions;

•          for amounts levied by the IRS directly against your  IRA;

•          for earnings associated with refunds of excess IRA contributions paid prior to your  tax filing deadline;

•          for Roth IRA conversions (assuming the conversion remains in the Roth IRA for 5 years); or

•          for transfer  of IRA incident to divorce.

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For more information regarding premature distributions, please reference IRS Publication 590 and consult your  tax advisor.

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Rollover IRAs

If you  receive a lump-sum distribution from a qualified retirement plan, tax-sheltered annuity or governmental 457(b) plan, you  may maintain the tax-deferred status of the distribution by rolling it over into an eligible retirement plan or IRA. You  can accomplish this by electing a direct rollover from the plan, or you  can receive the distribution and roll it over into an eligible retirement plan or IRA within 60 days. However, if you  do not elect a direct rollover from the plan, the plan is required to withhold 20% of the distribution. This amount is sent to the IRS as income tax withholding to be credited against your  taxes. Amounts received prior to age 59½ and not rolled over may be subject to an additional 10% excise tax. You  may roll over amounts from a qualified plan directly to a Roth IRA. As part of this rollover, previously taxed deferred funds from the qualified plan are converted to after-tax funds under a Roth IRA. Generally, the entire rollover is taxable (unless it includes after-tax dollars) and is included in gross income in the year of the rollover/conversion.  For more information, please see your  tax advisor.

Roth IRAs

The Contract may be purchased to fund a Roth IRA. Contributions to a Roth IRA are not deductible from taxable income. Subject to certain limitations, a traditional IRA, SIMPLE-IRA or SEP may be converted into a Roth IRA or a distribution from such an arrangement may be rolled over to a Roth IRA. However, a conversion or a rollover to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free. For more information, please contact your  tax advisor.

Required Minimum Distributions for IRAs

The Required Minimum Distribution (RMD) regulations dictate when individuals must start taking payments from their IRA. Generally speaking, RMDs for IRAs must begin no later than April 1 following the close of the calendar year in which you  turn 70½. Thereafter, the RMD is required no later than December 31 of each calendar year.

The RMD rules apply to traditional IRAs, as well as SEP-IRAs and SIMPLE-IRAs, during the lifetime and after the death of IRA owners. They do not, however, apply to Roth IRAs during the lifetime of the Roth IRA owner. If an individual owns more than one IRA, the RMD amount must be determined for each, but the actual distribution can be satisfied from a combination of one or more of the owner's  IRAs.

NOTE: Contractual limitations exist that may limit the ability to satisfy an individual's multiple RMD obligations via this annuity. For details, see 4. LIVING BENEFIT – GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) - Required Minimum Distribution (RMD) Program for GMWB Riders.

Failure to comply with the RMD rules can result in an excise tax penalty.

Withholding

Annuity benefit payments and other amounts received under the Contract are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient’s election, withholding may be required on payments delivered outside the United States. Moreover, special “backup withholding” rules may require us to disregard the recipient’s election if the recipient fails to supply us with a “TIN” or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies us that the TIN provided by the recipient is incorrect.

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11. GENERAL INFORMATION ABOUT THE COMPANY

Corporate Organization and Operation

Principal Life Insurance Company

Principal Life Insurance Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. Our home office is located at: Principal Financial Group, Des Moines, Iowa 50392. We  are a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.

On June 24, 1879, we  were incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. We  became a legal reserve life insurance company and changed our name to Bankers Life Company in 1911. In 1986, we  changed our name to Principal Mutual Life Insurance Company. In 1998, we  became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in our current organizational structure.

Principal Life Insurance Company Separate Account B

The Separate Account was established under Iowa law on January 12, 1970 and was registered as a unit investment trust with the SEC on July 17, 1970. This registration does not involve SEC supervision of the investments or investment policies of the Separate Account. We  do not guarantee the investment results of the Separate Account. There is no assurance that the value of your  Contract will equal the total of the payments you  make to us.

The Separate Account is not affected by the rate of return of our general account or by the investment performance of any of our other assets. Any income, gain, or loss (whether or not realized) from the assets of the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains, or losses. Assets of the Separate Account attributed to the reserves and other liabilities under the Contract may not be charged with liabilities arising from any of our other businesses.

Any Contract obligations in excess of the Separate Account value (for example, annuity benefit payments, death benefit payment(s) and guaranteed minimum withdrawal benefit payments) become obligations of the General Account and will be subject to the rights of the Company’s other creditors and its overall claims paying ability.

The Separate Account is divided into divisions. The assets of each division  invest in a corresponding underlying mutual fund. New divisions  may be added and made available. Divisions  may also be eliminated. These changes will be made in a manner that is consistent with applicable laws and regulations.

The Underlying Mutual Funds

The underlying mutual funds are registered under the Investment Company Act of 1940 as open-end investment management companies. The underlying mutual funds provide the investment vehicles for the Separate Account. A full description of the underlying mutual funds, the investment objectives, policies and restrictions, charges and expenses and other operational information are contained in the accompanying prospectuses (which should be read carefully before investing) and the Statement of Additional Information (“SAI”). You  may request additional copies of these documents without charge from your  registered representative or by calling us at 1-800-852-4450.

We purchase and sell shares of the underlying mutual fund for the Separate Account at their net asset value. Shares represent interests in the underlying mutual fund available for investment by the Separate Account. Each underlying mutual fund corresponds to one of the divisions. The assets of each division  are separate from the others. A division’s  performance has no effect on the investment performance of any other division.

The underlying mutual funds are NOT available to the general public directly. The underlying mutual funds are available only as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies and qualified plans. Some of the underlying mutual funds have been established by investment advisers that manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after publicly traded mutual funds, you  should understand that the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of any underlying mutual fund may differ substantially from the investment performance of a publicly traded mutual fund.

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The Table of Separate Account Divisions included later in this prospectus contains a brief summary of the investment objectives and a listing of the advisor and, if applicable, sub-advisor for each division.

Deletion or Substitution of Separate Account Divisions

We reserve the right, within the law, to make additions, deletions and substitutions for the divisions. We  will make no such substitution or deletion without first notifying you  and obtaining approval of the appropriate insurance regulatory authorities and the SEC (to the extent required by 1940 Act).

If the shares of a division  are no longer available for investment or if, in the judgment of our management, investment in a division  becomes inappropriate for the purposes of our contract, we  may eliminate the shares of a division  and substitute shares of another division  of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future premium payments.

If we  eliminate divisions, you  may change allocation percentages and transfer  any value in an affected division  to another division(s)  without charge. You  may exercise this exchange privilege until the later of 60 days after a) the effective date of the additions, deletions and/or substitutions of the change, or b) the date you  receive notice  of the options available. You  may only exercise this right if you  have any value in the affected division(s).

We also reserve the right to establish additional divisions, each of which would invest in a separate underlying mutual fund with a specified investment objective.

Voting Rights

We vote shares of the underlying mutual funds owned by the Separate Account according to the instructions of Contract owners.

We will notify you  of shareholder meetings of the mutual funds underlying the divisions  in which you  hold units. We  will send you  proxy materials and instructions for you  to provide voting instructions to us. We  will arrange for the handling and tallying of proxies received from you  and other owners. If you  give no voting instructions, we  will vote those shares in the same proportion as shares for which we  received instructions. Because there is no required minimum number of votes, a small number of votes can have a disproportionate effect.

We determine the number of fund shares that you  may instruct us to vote by allocating one vote for each $100 of accumulated value in the division. Fractional votes are allocated for amounts less than $100. We  determine the number of underlying fund shares you  may instruct us to vote as of the record date established by the underlying mutual fund for its shareholder meeting. In the event that applicable law changes or we  are required by regulators to disregard voting instructions, we  may decide to vote the shares of the underlying mutual funds in our own right.

Legal Opinions

Legal matters applicable to the issue and sale of the Contracts, including our right to issue Contracts under Iowa Insurance Law, have been passed upon by Karen Shaff, General Counsel and Executive Vice President.

Legal Proceedings

There are no legal proceedings pending for which the following would be adversely affected in a material way: Separate Account B, the Company; any subsidiary of the Company; principal underwriter; or depositor.

Other Variable Annuity Contracts

The Company currently offers other variable annuity contracts that participate in Separate Account B. In the future, we  may designate additional group or individual variable annuity contracts as participating in Separate Account B.

Householding

To avoid sending duplicate copies of materials to owners, only one copy of the prospectus and annual and semi-annual reports for the funds will be mailed to owners  having the same name and address on our records. The consolidation of these mailings, called householding, benefits us through reduced mailing expense. If you  want to receive multiple copies of these materials, you  may call us at 1-800-852-4450. You  may also notify us in writing. Individual copies of prospectuses and reports will be sent to you  within thirty (30) days after we  receive your  request to stop householding.

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Payments to Financial Intermediaries

The Company pays compensation to broker-dealers, financial institutions, and other parties (“Financial Intermediaries”) for the sale of the Contract according to schedules in the sales agreements and other agreements reached between the Company and the Financial Intermediaries. Such compensation generally consists of commissions on premiums paid on the Contract. The Company and/or its affiliates may also pay other amounts (“Additional Payments”) that include, but are not limited to, marketing allowances, expense reimbursements, and educational payments. These Additional Payments are designed to provide incentives for the sale of the Contracts as well as other products sold by the Company and may influence the Financial Intermediaries or their registered representatives to recommend the purchase of this Contract over competing annuity contracts or other investment products. You  may ask your  registered representative about these differing and divergent interests, how your  registered representative is personally compensated, and how your  registered representative’s broker-dealer is compensated for soliciting applications for the Contract.

We and/or our affiliates provide services to and/or funding vehicles for welfare benefit plans, retirement plans and employer sponsored benefits. We  and our affiliates may pay a bonus or other consideration or incentive to brokers or dealers:

•          if a participant in such a welfare benefit or retirement plan or an employee covered under an employer sponsored benefit purchases an individual product with the assistance of a registered representative of an affiliate of ours;

•          if a participant in such a retirement plan establishes a rollover individual retirement account with the assistance of a registered representative of an affiliate of ours;

•          if the broker or dealer sold the funding vehicle the welfare benefit or retirement plan or employer sponsored benefit utilizes; or

•          based on the broker's or dealer's relationship to the welfare benefit or retirement plan or employer sponsored benefit.

The broker or dealer may pay to its financial professionals some or all of the amounts we  pay to the broker or dealer.

Service Arrangements and Compensation

The Company has entered into agreements with the distributors, advisers, and/or the affiliates of some of the mutual funds underlying the Contract and receives compensation for providing certain services including, but not limited to, distribution and operational support services, to the underlying mutual fund. Fees for these services are paid periodically (typically, quarterly or monthly) based on the average daily net asset value of shares of each fund held by the Separate Account and purchased at the Contract owners’  instructions. Because the Company receives such fees, it may be subject to competing interests in making these funds available as investment options under the Contract. The Company takes into consideration the anticipated payments from underlying mutual funds when it determines the charges assessed under the Contract. Without these payments, charges under the Contract are expected to be higher.

Mutual Fund Diversification

The United States Treasury Department has adopted regulations under Section 817(h) of the Internal Revenue Code which establishes standards of diversification for the investments underlying the Contracts. Under this Internal Revenue Code Section, Separate Account investments must be adequately diversified in order for the increase in the value of non-qualified contracts to receive tax-deferred treatment. In order to be adequately diversified, the portfolio of each underlying mutual fund must, as of the end of each calendar quarter or within 30 days thereafter, have no more than 55% of its assets invested in any one investment, 70% in any two investments, 80% in any three investments and 90% in any four investments. Failure of an underlying mutual fund to meet the diversification requirements could result in tax liability to non-qualified contract holders.

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The investment opportunities of the underlying mutual funds could conceivably be limited by adhering to the above diversification requirements. This would affect all owners, including owners  of Contracts for whom diversification is not a requirement for tax-deferred treatment.

State Regulation

The Company is subject to the laws of the State of Iowa governing insurance companies and to regulation by the Iowa Insurance Division. An annual statement in a prescribed form must be filed by March 1 in each year covering our operations for the preceding year and our financial condition on December 31 of the prior year. Our books and assets are subject to examination by the Commissioner of Insurance of the State of Iowa, or the Commissioner’s representatives, at all times. A full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. Iowa law and regulations also prescribe permissible investments, but this does not involve supervision of the investment management or policy of the Company.

In addition, we  are subject to the insurance laws and regulations of other states and jurisdictions where we  are licensed to operate. Generally, the insurance departments of these states and jurisdictions apply the laws of the state of domicile in determining the field of permissible investments.

Independent Registered Public Accounting Firm

The financial statements of Principal Life Insurance Company Separate Account B and the consolidated financial statements of Principal Life Insurance Company are included in the SAI. Those statements have been audited by Ernst & Young LLP, independent registered public accounting firm, 801 Grand Avenue, Des Moines, Iowa 50309, for the periods indicated in their reports which also appear in the SAI.

Financial Statements

The consolidated financial statements of Principal Life Insurance Company which are included in the SAI should be considered only as they relate to our ability to meet our obligations under the Contract. They do not relate to investment performance of the assets held in the Separate Account.

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12. TABLE OF SEPARATE ACCOUNT DIVISIONS

AllianceBernstein Small Cap Growth Division

Invests in:	AllianceBernstein Variable Products Series Fund, Inc. – AllianceBernstein Small Cap Growth Portfolio – Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	seeks long-term growth of capital.

American Century VP Inflation Protection Division

Invests in:	American Century VP Inflation Protection Fund – Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term total return using a strategy that seeks to protect against U.S. inflation.

American Century VP Mid Cap Value Division

Invests in:	American Century VP Mid Cap Value Fund – Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth. Income is a secondary objective.

American Century VP Ultra Division

Invests in:	American Century VP Ultra Fund – Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long-term capital growth.

American Century VP Vista Division

Invests in:	American Century VP Vista Fund – Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	seeks long term capital growth.

Dreyfus Investment Portfolio Technology Growth Division

Invests in:	Dreyfus Investment Portfolio Technology Growth Portfolio – Service Shares
Investment Advisor:	The Dreyfus Corporation
Investment Objective:	seeks capital appreciation.

Fidelity VIP Contrafund® Division

Invests in:	Fidelity VIP Contrafund® Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term capital appreciation.

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Fidelity VIP Equity-Income Division

Invests in:	Fidelity VIP Equity-Income Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:

seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500(sm) Index (S&P 500®).

Fidelity VIP Growth Division

Invests in:	Fidelity VIP Growth Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks to achieve capital appreciation.

Fidelity VIP Mid Cap Division

Invests in:	Fidelity VIP Mid Cap Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term growth of capital.

Fidelity VIP Overseas Division

Invests in:	Fidelity VIP Overseas Portfolio – Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	seeks long-term growth of capital.

Franklin Small Cap Value Division

Invests in:	Franklin Templeton VIP Trust - Franklin Small Cap Value Securities Fund - Class 2
Investment Advisor:	Franklin Advisers Services, LLC.
Investment Objective:	seeks long-term total return.

Goldman Sachs VIT Mid Cap Value Division

Invests in:	Goldman Sachs VIT – Goldman Sachs Mid Cap Value Fund – Institutional Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	seeks long-term capital appreciation.

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Goldman Sachs VIT Structured Small Cap Equity Division

Invests in:	Goldman Sachs VIT – Goldman Sachs Structured Small Cap Equity Fund - Institutional Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	seeks long-term growth of capital.

Invesco Van Kampen V.I. Value Opportunities Division Fund

Invests in:	Invesco V.I. Van Kampen V.I. Value Opportunities Division Fund – Series I Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco V.I. International Growth Division

Invests in:	Invesco V.I. International Growth Fund – Series I Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term growth of capital.

Invesco V.I. Small Cap Equity Division

Invests in:	Invesco V.I. Small Cap Equity Fund –Series I Shares
Investment Advisor:	Invesco Advisors, Inc.
Investment Objective:	seeks long-term growth of capital.

MFS VIT Utilities Division

Invests in:	MFS VIT Utilities Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks total return.

MFS VIT Value Division

Invests in:	MFS VIT Value Series - Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	seeks capital appreciation.

Neuberger Berman AMT Large Cap Value Division

Invests in:	Neuberger Berman AMT Large Cap Value Portfolio – Class I
Investment Advisor:	Neuberger Berman LLC through a sub-advisory agreement with Neuberger Berman Management LLC
Investment Objective:	seeks growth of capital.

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Neuberger Berman AMT Small Cap Growth Division

Invests in:	Neuberger Berman AMT Small-Cap Growth Portfolio – S Class
Investment Advisor:	Neuberger Berman LLC through a sub-advisory agreement with Neuberger Berman Management LLC
Investment Objective:	seeks long-term capital growth. The portfolio manager also may consider a company’s potential for current income prior to selecting it for the fund.

Neuberger Berman AMT Socially Responsive Division

Invests in:	Neuberger Berman AMT Socially Responsive Portfolio – Class I
Investment Advisor:	Neuberger Berman LLC through a sub-advisory agreement with Neuberger Berman Management LLC
Investment Objective:	seeks long-term growth of capital by investing primarily in securities of companies that meet the fund’s financial criteria and social policy.

PIMCO All Asset Division

Invests in:	PIMCO VIT All Asset Portfolio - Administrative Class
Investment Advisor:	Research Affiliates, LLC through a sub-advisory agreement with Pacific Investment Management Company LLC (PIMCO)
Investment Objective:	seeks maximum real return consistent with preservation of real capital and prudent investment management.

PIMCO High Yield Division

Invests in:	PIMCO VIT High Yield Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company LLC
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

PIMCO Total Return Division

Invests in:	PIMCO VIT Total Return Portfolio - Administrative Class
Investment Advisor:	Pacific Investment Management Company, LLC
Investment Objective:	seeks maximum total return, consistent with preservation of capital and prudent investment management.

Asset Allocation Division

Invests in:	Principal Variable Contract Funds Asset Allocation Account – Class 1
Investment Advisor:	Morgan Stanley Investment Management, Inc. (doing business as Van Kampen) through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to generate a total investment return consistent with the preservation of capital.

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Bond & Mortgage Securities Division

Invests in:	Principal Variable Contracts Funds Bond & Mortgage Securities Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide current income.

Diversified Balanced Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Balanced Account - Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

Diversified Growth Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Growth Account - Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide long-term capital appreciation.

Diversified Income Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Diversified Income Account - Class 2
Investment Advisor:	Principal Management Corporation
Investment Objective:	seeks to provide as high a level of total return (consisting of reinvested income and capital appreciation) as is consistent with reasonable risk.

Diversified International Division

Invests in:	Principal Variable Contracts Funds Diversified International Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

Equity Income Division

Invests in:	Principal Variable Contracts Funds Equity Income Account – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to seek to provide a relatively high level of current income and long-term growth of income and capital.
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Government & High Quality Bond Division

Invests in:	Principal Variable Contracts Funds Government & High Quality Bond Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a high level of current income consistent with safety and liquidity.

International Emerging Markets Division

Invests in:	Principal Variable Contracts Funds International Emerging Markets Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Blend II Division

Invests in:	Principal Variable Contracts Funds LargeCap Blend Account II – Class 1
Investment Advisor:	T. Rowe Price Associates, Inc. through a sub-advisory agreement and ClearBridge Advisors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth Division

Invests in:	Principal Variable Contracts Funds LargeCap Growth Account – Class 1
Investment Advisor:	Columbus Circle Investors through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap Growth I Division

Invests in:	Principal Variable Contracts Funds LargeCap Growth Account I – Class 1
Investment Advisor:	T. Rowe Price Associates through a sub-advisory agreement and Brown Investment Advisory Incorporated through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

LargeCap S&P 500 Index Division

Invests in:	Principal Variable Contracts Funds LargeCap S&P 500 Index Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.
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LargeCap Value Division

Invests in:	Principal Variable Contracts Funds LargeCap Value Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

MidCap Blend Division

Invests in:	Principal Variable Contracts Funds MidCap Blend Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

Money Market Division

Invests in:	Principal Variable Contracts Funds Money Market Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks as high a level of current income as is considered consistent with preservation of principal and maintenance of liquidity.

Principal Capital Appreciation Division

Invests in:	Principal Variable Contracts Funds Principal Capital Appreciation Account – Class 1
Investment Advisor:	Edge Asset Management, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide long-term growth capital.

Principal LifeTime 2010 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2010 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2020 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2020 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

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Principal LifeTime 2030 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2030 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2040 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2040 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime 2050 Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime 2050 Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks a total return consisting of long-term growth of capital and current income.

Principal LifeTime Strategic Income Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Principal LifeTime Strategic Income Account – Class 1
Investment Advisor:	Principal Global Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks current income, and as a secondary objective, capital appreciation.

Real Estate Securities Division

Invests in:	Principal Variable Contracts Funds Real Estate Securities Account – Class 1
Investment Advisor:	Principal Real Estate Investors, LLC through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to generate a total return.

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Short-Term Income Division

Invests in:	Principal Variable Contracts Funds Short-Term Income Account - Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks to provide as high a level of current income as is consistent with prudent investment management and stability of principal.

SmallCap Growth II Division

Invests in:	Principal Variable Contracts Funds SmallCap Growth Account II – Class 1
Investment Advisor:	Emerald Advisors, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

SmallCap Value I Division

Invests in:	Principal Variable Contracts Funds SmallCap Value Account I – Class 1
Investment Advisor:	J.P. Morgan Investment Management, Inc., through a sub-advisory agreement with Principal Management Corporation
Investment Objective:	seeks long-term growth of capital.

SAM Balanced Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Balanced Portfolio – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:

seeks to provide a high level of total return (consisting of reinvested income and capital appreciation), as is consistent with reasonable risk. In general, relative to the other Portfolios, the Balanced Portfolio should offer investors the potential for a medium level of income and medium level of capital growth, while exposing them to a medium level of principal risk.

SAM Conservative Balanced Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Conservative Balanced Portfolio – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:

seeks to provide a high level of total return (consisting of reinvestment of income and capital appreciation), consistent with a moderate degree of principal risk. In general, relative to the other Portfolios, the Conservative Balanced Portfolio should offer investors the potential for a medium to high level of income and a medium to low level of capital growth, while exposing them to a medium to low level of principal risk.

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SAM Conservative Growth Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Conservative Growth Portfolio – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:

seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Conservative Growth Portfolio should offer investors the potential for a low to medium level of income and a medium to high level of capital growth, while exposing them to a medium to high level of principal risk.

SAM Flexible Income Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Flexible Income Portfolio – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:

seeks to provide a high level of total return (consisting of reinvestment of income with some capital appreciation). In general, relative to the other Portfolios, the Flexible Income Portfolio should offer investors the potential for a high level of income and a low level of capital growth, while exposing them to a low level of principal risk.

SAM Strategic Growth Division (This underlying mutual fund is a fund of funds.)

Invests in:	Principal Variable Contracts Funds Strategic Asset Management Portfolios - Strategic Growth Portfolio – Class 1
Investment Advisor:	Edge Asset Management, Inc. through a sub-advisory agreement with Principal Management Corporation
Investment Objective:

seeks to provide long-term capital appreciation. In general, relative to the other Portfolios, the Strategic Growth Portfolio should offer investors the potential for a high level of capital growth, and a corresponding level of principal risk..

T. Rowe Price Blue Chip Growth Division

Invests in:	T. Rowe Price Blue Chip Growth Portfolio – II
Investment Advisor:	T. Rowe Price Associates Inc.
Investment Objective:	seeks to provide long-term capital growth. Income is a secondary objective.

T. Rowe Price Health Sciences Division

Invests in:	T. Rowe Price Health Sciences Portfolio – II
Investment Advisor:	T. Rowe Price Associates Inc.
Investment Objective:	seeks long-term capital appreciation.

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Van Eck VIP Global Hard Assets Division

Invests in:	Van Eck VIP Global Hard Assets Fund - Class S Shares
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	seeks long-term capital appreciation by investing primarily in "hard asset" securities. Income is a secondary consideration.

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13. REGISTRATION STATEMENT

This prospectus (Part A of the registration statement) omits some information contained in the Statement of Additional Information (Part B of the registration statement) and Part C of the registration statement which the Company has filed with the SEC. The SAI is hereby incorporated by reference into this prospectus. You  may request a free copy of the SAI by contacting your  registered representative or calling us at 1-800-852-4450.

Information about the Contract (including the Statement of Additional Information and Part C of the registration statement) can be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling the Commission at 202-551-8090. Reports and other information about the Contract are available on the Commission’s internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, 100 F Street NE, Washington, D.C. 20549-0102.

The registration numbers for the Contract are 333-116220 and 811-02091.

14. TABLE OF CONTENTS OF THE SAI

General Information and History
Independent Registered Public Accounting Firm
Principal Underwriter
Calculation of Performance Data
Taxation Under Certain Retirement Plans
Principal Life Insurance Company Separate Account B
Report of Independent Registered Public Accounting Firm
Financial Statements
Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm
Consolidated Financial Statements

To obtain a copy of the Statement of Additional Information, free of charge, write or telephone:

Princor Financial Services Corporation

a company of

the Principal Financial Group

Des Moines, IA 50392-2080

Telephone: 1-800-852-4450

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APPENDIX A ‑ PRINCIPAL VARIABLE ANNUITY EXCHANGE OFFER

Principal Variable Annuity Exchange Offer (“exchange offer”)

This exchange offer was made available effective January 4, 2010. Original owners  of an eligible Principal variable annuity contract (“old contract”) may elect to exchange their old contract for a new Principal Investment Plus Variable Annuity contract ("new contract") subject to the exchange offer terms and conditions. To determine if it is in your  best interest to participate in the exchange offer, we  recommend that you  consult with your  tax advisor and financial professional before electing to participate in the exchange offer.

You are eligible to participate in the exchange offer when:

•          Your  old contract is not subject to any surrender charges; and

•          Available in your  state.

Exchange Offer Terms and Conditions

•          You  must qualify for and elect either the Principal Income Builder 3 or Principal Income Builder 10 rider. To qualify for a GMWB rider, you  (or the annuitant  if the original owner  is a non-natural person) must be between the ages of 45 and 80.

•          You  must receive a current prospectus for the new contract.

•          You  must complete all required exchange offer forms.

•          The Premium Payment Credit Rider is not available on the new contract.

•          If we  approve your  application to participate in the exchange offer, you  are directing that all of your  investment options under your  old contract be terminated. The resulting amount will be transferred to your  new contract and allocated as you  direct. Election of the Principal Income Builder 3 or Principal Income Builder 10 rider results in restriction of your  Contract investment options to the more limited GMWB investment options (review this prospectus in its entirety for full details).

•          The amount being exchanged to the new contract cannot be allocated to the DCA Plus accounts.

•          Any new premium payments (excluding the amount transferred under this exchange offer) you  make to the new contract are subject to surrender charges.

•          At Contract issue, the death benefit under your  new contract will be the greater of the death benefit under your  old contract on the exchange date or the death benefit under the new contract.

•          We  reserve the right to require you  to return your  old contract to us. Upon issuing you  a new contract, your  old contract will terminate.

•          The exchange offer is not available for partial exchanges.

•          Only one old contract can be exchanged for one new contract.

Exchange Offer Duration

Currently, there is no closing date for the exchange offer. We  reserve the right, however, to modify the exchange offer commencement date and to modify or terminate the exchange offer upon reasonable written notice  to you.

IMPORTANT CONSIDERATIONS

An exchange may or may not be in your  best interest.

The features and benefits, investment options, and charges and deductions of the new contract differ from those of your  old contract. For your  convenience, we  have provided the following chart with a side-by-side summary comparison of the features and costs of your  old contract and the new contract available under the exchange offer.

There may be additional differences important for you  to consider prior to making an exchange. You  should carefully review this prospectus and compare it to the old contract prospectus before deciding to make an exchange. To obtain a prospectus, please contact us at 1-800-852-4450.

96

Summary Comparison* of Principal Variable Annuity and

Investment Plus Variable Annuity with GMWB Rider

To participate in the exchange offer you  must elect either the Principal Income Builder 3 or Principal Income Builder 10 rider.

A. Features	Principal Variable Annuity	Investment Plus Variable Annuity
GMWB Rider(s)	Not available	Principal Income Builder 3 Principal Income Builder 10
GMWB investment options	Not applicable	Diversified Balanced Account Diversified Growth Account Diversified Income Account
Fixed Rate Options (including 2 dollar-cost averaging options)	1 year - Fixed Account 6 month - DCA Plus account 12 month - DCA Plus account	1 year - Fixed Account 6 month - DCA Plus account*** 12 month - DCA Plus account***
Automatic Portfolio Rebalancing	Quarterly, Semi-Annually, Annually	Calendar Quarterly (required with GMWB riders)
No. of Free Division Transfers/ contract year	12	1

B. Annuitization	Principal Variable Annuity	Investment Plus Variable Annuity
Annuity Benefit Payments First Available	Any time	Any time on/after the first Contract anniversary
Annuity Benefit Payments	Fixed annuity benefit payments	Same
Annuity Mortality Table	1983a Annuity Mortality Table	Annuity 2000 Mortality Table
Annuity Benefit Payment Options	Fixed period; life income; life income with fixed period; custom options	Same

C. Death Benefit	Principal Variable Annuity	Investment Plus Variable Annuity
Base Death Benefit

An amount equal to the greatest of

(i) total premium payments less surrenders, or

(ii) Contract value, or

(iii) 7 year Step-Up

For partial surrenders from old contracts prior to November 23, 2003, the death benefit is reduced by the amount of each withdrawal.

For partial surrenders from old contracts issued on or after November 23, 2003, the death benefit is reduced proportionately for each withdrawal.

An amount equal to the greatest of

(i) total premium payments less surrenders, or

(ii) Contract value, or

(iii) 7 year Step-Up

For partial surrenders, the death benefit is reduced proportionately for each withdrawal.

See the Death Benefit section in this appendix for more details.

Optional Enhanced Death Benefit Rider	Available	Not available
Payable	1st owner or annuitant to die	1st owner to die
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D. Fees and Charges	Principal Variable Annuity	Investment Plus Variable Annuity
Annual Fee (waived for Contracts with accumulated value of $30,000 or more)	Lesser of $30 or 2% of Contract accumulated value	Same
Mortality and Expense Risks Charge**	1.25%	Same
Administration Charge** (on an annual basis)	Maximum: 0.15% Current: 0.00%	Same
Available Underlying Mutual Fund Expenses****	Maximum Annual: 1.40% Minimum Annual: 0.26%	Maximum Annual: 0.57% Minimum Annual: 0.54%

Principal Income Builder 3 Rider Charge – Taken as % of average quarterly For Life withdrawal benefit base.

-OR-

Principal Income Builder 10 Rider Charge - Taken as % of average quarterly Investment Back withdrawal benefit base.

	Not available Not available	Maximum Annual: 1.65% Current Annual: 0.95% Maximum Annual: 2.00% Current Annual: 1.10%

E. Transaction Charges	Principal Variable Annuity	Investment Plus Variable Annuity
Surrender Charge Period and % of amount surrendered (applies only to new premium payments)	7 years (6,6,6,5,4,3,2) 9 years (8,8,8,8,7,6,5,4,3) if you elected the Purchase Payment Credit Rider	7 years (6,6,6,5,4,3,2) Premium Payment Credit Rider not available
Unscheduled Partial Surrender	Maximum: lesser of $25 or 2% of each unscheduled partial surrender after the 1st in a contract year. Current: $0/0%	Maximum: lesser of $25 or 2% of each unscheduled partial surrender after the 12th in a contract year. Current $0/0%
Unscheduled Transfers	Maximum: lesser of $30 or 2% of each unscheduled transfer after the 12th in a contract year. Current: $0/0%	Maximum: lesser of $30 or 2% of each unscheduled transfer after the 1st in a contract year. Current: $0/0%

*       Does not reflect state variations.

**      Charges taken daily as a percentage of the average daily Separate Account division value.

***    Only available for new premium payments. The DCA Plus Accounts are not available for the amount being exchanged.

****   For the new contract, only maximum and minimum charges for the GMWB investment options are reflected.

Charges and Expenses

The new contract and your  old contract have different annual expenses, different transaction charges, and different investment options that may result in different underlying mutual fund expenses.

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Surrender Charges

Under the exchange offer, surrender charges will not apply on any amounts transferred from the old contract to the new contract. Surrender charges under the new contract will only apply to new contract premium payments.

Death Benefit

The death benefit in the new contract will be calculated as specified in the prospectus for the new contract. At the time of the exchange, the death benefit from the old contract will be transferred to the new contract and will be adjusted for new premium payments made and withdrawals taken under the new contract.

Upon your  death, we  will pay the greater of the new contract death benefit or the old contract death benefit adjusted as described above.

GMWB Rider

The new contract offers GMWB riders (Principal Income Builder 3 or Principal Income Builder 10) not available under the old contract. A GMWB rider allows you  to take certain guaranteed annual withdrawals, regardless of your  Contract accumulated value.

You may add only one GMWB rider to your  Contract. You  must qualify for and elect either the Principal Income Builder 3 or Principal Income Builder 10 rider when you  purchase the new contract.

Once elected, the Principal Income Builder 3 or Principal Income Builder 10 rider may not be terminated for 5 contract years following the rider effective date.

Election of a GMWB rider results in restriction of your  Contract investment options to the more limited GMWB investment options (additional information is included in the new contract prospectus). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your  investment objective is aggressive growth, the rider investment restrictions may not support your  investment objective.

            Principal Income Builder 3

The Principal Income Builder 3 rider offers an annual Step-Up feature. The GMWB Step-Up can increase your rider withdrawal benefit payments if your  Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are added or the division values rise with market growth.

The Principal Income Builder 3 rider also offers a 3-year GMWB Bonus. The GMWB Bonus rewards you  annually for not taking a withdrawal in the first 3 years of the rider. The GMWB Bonus amount will provide an increase to your  rider withdrawal benefit payments.  The GMWB Bonus does not increase your  Contract accumulated value.

The Principal Income Builder 3 rider allows your  beneficiary(ies) to choose a death benefit under the Contract.

Principal Income Builder 10

The Principal Income Builder 10 rider offers an annual Step-Up feature. The GMWB Step-Up can increase your  rider withdrawal benefit payments if your  Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made or the division  values rise with market growth.

The Principal Income Builder 10 rider also offers a 10-year GMWB Bonus. The GMWB Bonus rewards you  annually for not taking a withdrawal in the first 10 years of the rider. The GMWB Bonus amount will provide an increase to your  rider withdrawal benefit payments. The GMWB Bonus does not increase your  Contract accumulated value.

The Principal Income Builder 10 rider also allows your  beneficiary(ies) to choose a death benefit under the Contract or death benefit available under the rider.

Appendix A – Principal Variable Annuity Exchange Offer                                                                           99

Please review the new contract prospectus in its entirety for additional information regarding the Principal Income Builder 3 and Principal Income Builder 10 riders and whether a GMWB rider is appropriate for your  needs.

Tax Matters

Although we  believe that an exchange as described in this appendix will not be a taxable event for Federal tax purposes, we  recommend that you  consult your  tax advisor before electing to participate in the exchange offer.

There may be differences between your  old contract, as amended by tax-qualified retirement plan endorsements, and the new contract, as amended by similar qualified plan endorsements. If you  are using the old contract in connection with a tax-qualified retirement plan, you  should consult a tax advisor before electing to participate in the exchange offer. See 10. FEDERAL TAX MATTERS section of this prospectus.

Appendix A – Principal Variable Annuity Exchange Offer                                                                           100

APPENDIX B — GMWB INVESTMENT OPTIONS

While a GMWB rider is in effect, the investment options you  may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your  investment goal is aggressive growth, a GMWB rider may not support your  investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we  will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.

When you  purchase a GMWB rider, you  must allocate 100% of your  Separate Account division value and premium payments to one of the available GMWB investment options. Any future premium payments are allocated to the GMWB investment option your  Separate Account division  value  is invested in at the time of the new premium payments.

The available GMWB investment options are:

•          Diversified Growth Account;

•          Diversified Balanced Account; or

•          Diversified Income Account.

For more information about the Diversified Growth, Diversified Balanced Account and Diversified Income Account, see the underlying fund’s prospectus provided with this prospectus.

You may allocate premium payments and transfer  Contract accumulated value to the Fixed Account. You  may also allocate new premium payments to the DCA Plus Accounts. Such allocations and transfers  are subject to the provisions of your  Contract. See 3. FIXED ACCOUNT AND FIXED DCA PLUS ACCOUNTS.

We reserve the right to modify the list of available Separate Account divisions in a GMWB Model or modify the list of available GMWB investment options, subject to compliance with applicable regulations. We  may make available other GMWB Models. We  also may make changes to or restrict the availability of GMWB Models or other GMWB investment options. Changes or restrictions will apply only to new purchasers of the Contract or to you  if you  transfer  out of a GMWB Model or investment option and wish to transfer  back to that GMWB Model or investment option.

You must stay invested in the GMWB investment options as long as the GMWB rider is in effect. Note, the rider may not be terminated for five contract years following the rider effective date.

NOTE:  If you  have the GMWB 1 rider and elect to Step-Up, you  agree to select from the then current GMWB investment options.

Transfers Between GMWB Investment Options

You may transfer  100% of your  Separate Account division value from your  current GMWB investment option to one other GMWB investment option which is available at the time of the transfer. If you  transfer  from a discontinued GMWB investment option, you  will not be able to transfer  back to that GMWB investment option. You  may make a transfer  by providing us notice (we  will effect the transfer  at the price next determined after we  receive your  notice  in good order).

If your  Separate Account division value is invested in a GMWB investment option which is no longer available with the rider but is still available under the Contract, you  may continue to maintain that investment and allocate new premium payments to it. If the discontinued GMWB investment option involves more than one Separate Account division, we  will rebalance your  Separate Account division value each calendar quarter. You  may not transfer  your  Separate Account division  value  to any other discontinued GMWB investment option. You  may transfer  your  Separate Account division value to another GMWB investment option that is available at the time of transfer; in this case, the discontinued GMWB investment option will no longer be available to you.

Appendix A – Principal Variable Annuity Exchange Offer                                                                         101

GMWB Investment Options Underlying Funds

You should note that the GMWB investment options are series of Principal Variable Contracts Funds, Inc., which is managed by Principal Management Corporation ("PMC"), an affiliate of ours. If you  wish to invest your  Contract accumulated value predominantly in underlying funds that are not managed by an affiliate of ours, a GMWB rider may not be appropriate for you.

To the extent that an underlying fund managed by PMC may be included as a GMWB investment option, PMC will receive additional compensation from the management fee of the underlying fund. However, we  do not take such potential financial benefit into account in selecting the underlying fund to be a GMWB investment option.

Discontinued GMWB Investment Options (No Longer Available for Contracts issued on or after January 4, 2010)

•          GMWB Self-Build Model A;

•          GMWB Self-Build Model B;

•          GMWB Self-Build Model C;

•          GMWB Self-Build Model D;

•          Principal LifeTime 2010 Account;

•          Principal LifeTime 2020 Account;

•          Principal LifeTime 2030 Account;*

•          Principal LifeTime Strategic Income Account;

•          Strategic Asset Management Balanced Portfolio;

•          Strategic Asset Management Conservative Balanced Portfolio; or

•          Strategic Asset Management Flexible Income Portfolio.

*     Principal LifeTime 2030 Account was only available as an investment option with the GMWB 2 Rider.

For more information about: (1) GMWB Self-Build and GMWB Select Models, please see below; (2) Principal LifeTime Accounts, Strategic Asset Management (SAM) Portfolios, Diversified Growth, Diversified Balanced and Diversified Income Accounts; see the underlying fund's prospectus provided with this prospectus; (3) the Fixed and DCA Plus Accounts, see 3.  FIXED ACCOUNT AND FIXED DCA PLUS ACCOUNTS and (4) transfers  under your  Contract, see 6. TRANSFERS AND SURRENDERS and 9.  ADDITIONAL INFORMATION ABOUT THE CONTRACT.

GMWB Self-Build Models

GMWB Self-Build Models are not available for Contracts issued on or after January 4, 2010.

Each of the GMWB Self-Build Models requires you  to allocate your  Separate Account division value and premium payments in specified percentages among asset classes and provides you  limited ability to select the Separate Account divisions that you  wish to use to meet those allocation requirements. The major asset classes on which each model is based and the required allocations among those asset classes are shown in the following table.

Asset Class	Model A	Model B	Model C	Model D
Short-Term Fixed Income	30%	20%	10%	15%
Fixed Income	40%	30%	20%	15%
Balanced/Asset Allocation	10%	15%	20%	25%
Large US Equity	20%	25%	30%	25%
Small/Mid US Equity	0%	5%	15%	0%
International Equity	0%	5%	5%	20%

Appendix A – Principal Variable Annuity Exchange Offer                                                                         102

If you  are invested in a GMWB Self-Build Model, you  are directing us to allocate your  Separate Account division value  and premium payments according to the allocation percentages you  have set. In addition, you  are directing us to automatically rebalance your  Separate Account division value each calendar quarter to match the allocation percentages you  set in your  GMWB Self-Build Model. The sum of the percentages that you  allocate to the Separate Account divisions in an asset class or sub-class must equal the required aggregate percentage for that asset class or sub-class. The sum of the percentages you  invest in all the asset classes must equal 100% of your  Separate Account division value.

You may transfer  among the divisions  within an asset class or sub-class as long as your  allocations for that asset class or sub-class equal the percentage established by your  chosen GMWB Self-Build Model, and you  adhere to the transfer provisions of your  Contract (see 6. TRANSFERS AND SURRENDERS and 9.  ADDITIONAL INFORMATION ABOUT THE CONTRACT). We  currently do not charge a fee for a transfer. If we  start charging a fee in the future, we  will not impose such fee on the quarterly Automatic Portfolio Rebalancing.

You should note that most of the underlying funds available as options under the GMWB Self-Build Models are series of Principal Variable Contract Funds, Inc., which invest your  Contract value predominantly in underlying funds that are not managed by an affiliate of ours, a GMWB rider may not be appropriate for you.

To the extent that an underlying fund managed by PMC may be included as an option under a GMWB Self-Build Model, PMC will receive additional compensation from the management fee of the underlying fund. However, we  do not take such potential financial benefit into account in selecting the underlying fund to be an option under a GMWB Self-Build Model.

We reserve the right to modify the list of available Separate Account divisions in a GMWB Self-Build Model, subject to compliance with applicable regulations. We  may make available other GMWB Models. We  may also make changes to or restrict the availability of GMWB Models. Changes or restrictions will apply only to new purchases of the Contract or to you  if you  transfer  out of a GMWB Model and wish to transfer  back to that model.

In maintaining a GMWB Self-Build Model, you  should consider your  personal objectives, investment time horizons, risk tolerance and other financial circumstances. You  should also remember that asset allocation does not insure a profit or protect against loss. You  may wish to ask your  financial representative for assistance in maintaining a model and choosing among the Separate Account divisions available under that model. To discuss whether your  selections remain appropriate for your  needs, contact your  financial representative.

GMWB Select Models

GMWB Select Models are not available for Contracts issued on or after November 21, 2008.

Each of the GMWB Select Models requires you  to allocate your  Separate Account division  value  and premium payments in specified percentages among asset classes. The major asset classes on which each model is based and the required allocations among those asset classes are shown in the following table.

Asset Class	Model A	Model B	Model C
Short-Term Fixed Income	30%	20%	10%
Fixed Income	40%	30%	20%
Large US Equity	30%	40%	50%
Small/Mid US Equity	0%	5%	15%
International Equity	0%	5%	5%

If you  are invested in a GMWB Select Model, you  are directing us to allocate your  premium payments and Separate Account division value according to the allocation percentages shown in the chart above. In addition, you  are directing us to automatically rebalance the Separate Account division  value  each calendar year to match the allocation percentages of your  chosen GMWB Select Model.

Appendix A – Principal Variable Annuity Exchange Offer                                                                         103

APPENDIX C – Principal Income Builder 3 Examples

These examples have been provided to assist you in understanding the various features of the Principal Income Builder 3 GMWB rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.

NOTE:  The owner’s actions determine the benefits received.

NOTE:  For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.

Examples Without Excess Withdrawals (Examples 1-5)

The examples without excess withdrawals assume the following:

•          the client is age 62 and the client’s spouse is age 60 on the rider effective date.

•          initial premium payment = $100,000.

•          The For Life withdrawal benefit base prior to partial surrender = $100,000.

•          “Single Life” For Life (4.75%) withdrawal benefit payment = $4,750, if withdrawals start prior to the client attaining age 65.

•          “Joint Life” For Life (4.25%) withdrawal benefit payment = $4,250, if withdrawals start prior to the spouse attaining age 65.

Example 1

In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.

On the first Contract anniversary:

•          a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.07 = $7,000.

•          there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.

•          the new For Life withdrawal benefit base is $100,000 + $7,000 = $107,000.

•          the new “Single Life” For Life withdrawal benefit payment is $107,000 x 0.0475 = $5,082.50.

Example 2

In contract year one:

•          no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.

•          the client makes a premium payment of $50,000.

On the first Contract anniversary:

•          a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is ($100,000 + $50,000) x 0.07 = $10,500.

•          there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.

•          the new For Life withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500.

•          the new “Single For Life” For Life withdrawal benefit payment is $160,500 x 0.475 = $7,623.75.

Appendix B – GMWB Investment Options                                                                                                                                                  100

Example 3

In contract year one, the client elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,250. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.25%.

On the first Contract anniversary:

•          Since a withdrawal was taken in contract year one, no GMWB bonus is credited.

•          there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•          the For Life withdrawal benefit base remains the same ($100,000).

•          the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x .0425 = $4,250).

Example 4

In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.

On the first Contract anniversary:

•          a 7% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.07 = $7,000.

•          there is no GMWB Step-Up because the withdrawal benefit base after the bonus is credited is larger than the Contract’s accumulated value.

•          the new For Life withdrawal benefit base is $100,000 + $7,000 = $107,000.

•          the new “Single Life” For Life withdrawal benefit payment is $107,000 x .0475 = $5,082.50.

In contract year two, the client elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,250. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.25%.

On the second Contract anniversary:

•          Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•          there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•          the For Life withdrawal benefit base remains the same ($107,000).

•          the “Joint Life” For Life withdrawal benefit payment for the next contract year is $107,000 x .0425 = $4,547.50.

In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.25%.

On the third Contract anniversary:

•          Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•          there is no GMWB Step-Up because the withdrawal benefit base is larger than the Contract’s accumulated value.

•          the For Life withdrawal benefit base remains the same ($107,000).

•          The “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($107,000 x .0425 = $4,547.50)

Appendix B – GMWB Investment Options                                                                                                   105

Example 5

The client elects the “Single Life” For Life withdrawal benefit payment, and in each of the first two contract years, takes a withdrawal of $5,000. Assume there is no GMWB Step-Up on the first Contract anniversary. On the 2nd Contract anniversary, the client will receive GMWB Step-Up if the Contract’s accumulated value is greater than the withdrawal benefit base.

If the accumulated value on the second Contract anniversary is:	$95,000	$110,000
For Life (“Single Life”)
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.0475 = $4,750	$100,000 x 0.0475 = $4,750
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.0475 = $4,750	$110,000 x 0.0475 = $5,225

Examples With Excess Withdrawals (Examples 6-7)

The excess withdrawal examples assume the following:

•          the client is age 62 and elected “Single Life” For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the “Single Life” For Life withdrawal benefit payment percentage at 4.75%.

•          the initial premium payment is $100,000

•          the withdrawal benefit base prior to partial surrender = $100,000

•            “Single Life” For Life (4.75%) withdrawal benefit payment = $4,750

•          Withdrawal taken = $8,000

•          excess amount under the For Life withdrawal option is $3,250

Example 6

In this example, assume the accumulated value prior to the withdrawal is $90,000.

Withdrawal Benefit Base Calculation

On the Contract anniversary  following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

The amount of the adjustment* is $3,812.32. The new For Life withdrawal benefit base is $100,000 - $3,812.32 = $96,187.68.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $3,250 (the amount of the excess withdrawal); and

b = $3,812.32 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,250);

2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $4,750); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Withdrawal Benefit Payment Calculation (for the next contract year)

The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 4.75%.

The new “Single Life” For Life withdrawal benefit payment is $96,187.68 x 0.0475 = $4,568.91.

Appendix B – GMWB Investment Options                                                                                                   106

Example 7

In this example, assume the accumulated value prior to the withdrawal is $110,000.

Withdrawal Benefit Base Calculation

On the Contract anniversary  following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

The amount of the adjustment* is $3,250 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,250 = $96,750.

*     The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $3,250 (the amount of the excess withdrawal); and

b = $3,087.89 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,250);

2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $4,750); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Withdrawal Benefit Payment Calculation (for the next contract year)

The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 4.75%.

The new “Single Life” For Life withdrawal benefit payment is $96,750 x 0.0475 = $4,595.63

Appendix C – Principal Income Builder 3 Examples                                                                                107

APPENDIX D – Principal Income Builder 10 Examples

These examples have been provided to assist you in understanding the various features of the Principal Income Builder 10 GMWB rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.

NOTE:  The owner’s actions determine the benefits received.

NOTE:  For the purpose of the following examples, a partial annuitization has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.

Examples Without Excess Withdrawals (Examples 1-5)

The examples without excess withdrawals assume the following:

•          the client is age 62 and the client’s spouse is age 60 on the rider effective date.

•          initial premium payment = $100,000.

•          the withdrawal benefit bases prior to partial surrender = $100,000.

•          the remaining withdrawal benefit bases prior to partial surrender = $100,000.

•          Investment Back (7%) withdrawal benefit payment = $7,000.

•          “Single Life” For Life (5%) withdrawal benefit payment = $5,000, if withdrawals start prior to the client attaining age 70.

•          “Joint Life” For Life (4.5%) withdrawal benefit payment = $4,500, if withdrawals start prior to the spouse attaining age 70.

Example 1

In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.

On the first Contract anniversary:

•          a 5% GMWB bonus is credited to the withdrawal benefit base(but not to the remaining withdrawal benefit bases). The credit is $100,000 x 0.05 = $5,000.

•          there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•          Investment Back:

•          the new Investment Back withdrawal benefit base is $100,000 + 5,000 = $105,000;

•          the Investment Back remaining withdrawal benefit base remains the same ($100,000); and

•          the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.

•          For Life:

•          the new For Life withdrawal benefit base is $100,000 + 5,000 = $105,000;

•          the For Life remaining withdrawal benefit base remains the same ($100,000); and

•          the new “Single Life” For Life withdrawal benefit payment is $105,000 x 0.05 = $5,250.

Example 2

In contract year one:

•          no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we automatically calculate the For Life withdrawal benefit payment as “Single Life”.

•          the client makes a premium payment of $50,000.

Appendix C – Principal Income Builder 3 Examples                                                                                108

On the first Contract anniversary:

•          a 5% GMWB bonus is credited to the withdrawal benefit base (but not to the remaining withdrawal benefit bases). The credit is ($100,000 + $50,000) x 0.05 = $7,500.

•          there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•          Investment Back:

•          the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;

•          the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 = $150,000; and

•          the new Investment Back withdrawal benefit payment is $157,500 x 0.07 = $11,025.

•          For Life:

•          the new For Life withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;

•          the new For Life remaining withdrawal benefit base is $100,000 + $50,000 = $150,000; and

•          the new “Single Life” For Life withdrawal benefit payment is $157,500 x 0.05 = $7,875.

Example 3

In contract year one, the client elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.5%.

On the first Contract anniversary:

•          Since a withdrawal was taken in contract year one, no GMWB bonus is credited.

•          there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•          Investment Back:

•          the withdrawal benefit base remains the same ($100,000);

•          the new remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and

•          the withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.07 = $7,000).

•          For Life:

•          the For Life withdrawal benefit base remains the same ($100,000);

•          the new For Life remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and

•          the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.045 = $4,500).

Example 4

In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we automatically calculate For Life withdrawal benefit payment as “Single Life”.

On the first Contract anniversary:

•          a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.05 = $5,000.

•          there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•          Investment Back:

•          the new Investment Back withdrawal benefit base is $100,000 + 5,000 = $105,000;

•          the Investment Back remaining withdrawal benefit base remains the same ($100,000); and

•          the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.

•          For Life:

•          the new For Life withdrawal benefit base is $100,000 + 5,000 = $105,000;

•          the For Life remaining withdrawal benefit base remains the same ($100,000); and

•          the new “Single Life” For Life withdrawal benefit payment is $105,000 x 0.05 = $5,250.

In contract year two, the client elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.5%.

Appendix C – Principal Income Builder 3 Examples                                                                                109

On the second Contract anniversary:

•          Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•          there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•          Investment Back:

•          the Investment Back withdrawal benefit base remains the same ($105,000);

•          the new Investment Back remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and

•          the Investment Back withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.07 = $7,350).

•          For Life:

•          the For Life withdrawal benefit base remains the same ($105,000);

•          the new For Life remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and

•          the “Joint Life” For Life withdrawal benefit payment for the next contract year is $105,000 x 0.045 = $4,725.

In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.5%.

On the third Contract anniversary:

•          Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•          there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•          Investment Back:

•          the Investment Back withdrawal benefit base remains the same ($105,000);

•          the Investment Back remaining withdrawal benefit base remains the same ($95,500); and

•          the Investment Back withdrawal benefit for the next contract year remains the same ($105,000 x 0.07 = $7,350).

•          For Life:

•          the For Life withdrawal benefit base remains the same ($105,000);

•          the For Life remaining withdrawal benefit base remains the same ($95,500); and

•          the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($105,000 x 0.045 = $4,725).

Appendix C – Principal Income Builder 3 Examples                                                                                110

Example 5

The client elects the “Single Life” For Life withdrawal benefit payment, and in each of the first two contract years, takes a withdrawal of $5,000. Assume there is no GMWB Step-Up on the first Contract anniversary. On the 2nd Contract anniversary, the client will receive the GMWB Step-Up if the Contract’s accumulated value is greater than the applicable withdrawal benefit base.

If the accumulated value on the second Contract anniversary is:	$95,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life (“Single Life”)
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$100,000 x 0.05 = $5,000
Remaining withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$110,000 x 0.05 = $5,500
Remaining Withdrawal Benefit Base	$90,000	$110,000

Examples With Excess Withdrawals (Examples 6-7)

The excess withdrawal examples assume the following:

•          the client is age 62 and elected “Single Life” For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the “Single Life” For Life withdrawal benefit payment percentage at 5%.

•          the initial premium payment is $100,000

•          the withdrawal benefit bases prior to partial surrender = $100,000

•          the remaining withdrawal benefit bases prior to partial surrender = $100,000

•          Investment Back (7%) withdrawal benefit payment = $7,000

•          “Single Life” For Life (5%) withdrawal benefit payment = $5,000

•          Withdrawal taken = $8,000

•          excess amount under the Investment Back withdrawal option is $1,000; and

•          excess amount under the For Life withdrawal option is $3,000

Appendix D – Principal Income Builder 10 Examples                                                                             111

Example 6

In this example, assume the accumulated value prior to the withdrawal is $90,000.

Withdrawal Benefit Base Calculation

On the Contract anniversary  following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Investment Back

The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 - $1,204.82 = $98,795.18.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and

b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment remaining prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

For Life

The amount of the adjustment* is $3,529.41. The new For Life withdrawal benefit base is $100,000 - $3,529.41 = $96,470.59.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and

b = $3,529.41 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);

2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Appendix D – Principal Income Builder 10 Examples                                                                             112

Remaining Withdrawal Benefit Base Calculation

The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back

The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52.

*The amount of the adjustment is (a plus b) where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and

b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $1,120.48 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

For Life

The amount of the adjustment* is $8,352.94 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.

*The amount of the adjustment is (a plus b) where:

a = $5,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and

b = $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $3,352.94 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);

y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Appendix D – Principal Income Builder 10 Examples                                                                             113

Withdrawal Benefit Payment Calculation (for the next contract year)

The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back

The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.

For Life

The new “Single Life” For Life withdrawal benefit payment is $96,470.59 x 0.05 = $4,823.53.

Example 7

In this example, assume the accumulated value prior to the withdrawal is $110,000.

Withdrawal Benefit Base Calculation

On the Contract anniversary  following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Investment Back

The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.

*     The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and

b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)

For Life

The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,000 = $97,000.

*     The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and

b = $2,857.14 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Appendix D – Principal Income Builder 10 Examples                                                                             114

Remaining Withdrawal Benefit Base Calculation

The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back

The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*     The amount of the adjustment is a plus b where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and

b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $902.91 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

For Life

The amount of the adjustment* is $8,000 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*     The amount of the adjustment is a plus b where:

a = $5,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and

b = $3,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $2,714.29 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Appendix D – Principal Income Builder 10 Examples                                                                             115

Withdrawal Benefit Payment Calculation (for the next contract year)

The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back

The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.

For Life

The new “Single Life” For Life withdrawal benefit payment is $97,000 x 0.05 = $4,850

Appendix D – Principal Income Builder 10 Examples                                                                             116

APPENDIX E – GMWB 2- SL/JL (NO LONGER AVAILABLE FOR SALE)

Appendix E is only applicable to Contract owners who purchased the GMWB 2-SL/JL rider while it was available for sale. The GMWB 2-SL/JL rider was available from January 21, 2008 until July 20, 2012 (or until Principal Income Builder was approved in your state).

For any GMWB 2-SL/JL rider applications signed on or after February 16, 2009, the current annual charge for the rider is 0.95% of the average quarterly Investment Back withdrawal benefit base. The charge is calculated and deducted from your  accumulated value at the end of the calendar quarter at a quarterly rate of 0.2375%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter. The average quarterly Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we  calculated it annually. For example, if your  withdrawal benefit base is changed on your  Contract anniversary, the fee for that calendar quarter will vary from the other quarters.

For any GMWB 2-SL/JL rider applications signed before February 16, 2009 the current annual charge for the rider is 0.75% of the average quarterly Investment Back withdrawal benefit base. The charge is calculated and deducted from your  accumulated value at the end of the calendar quarter at a quarterly rate of 0.1875%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter. The annual charge for the rider was increased to 0.95% of the average quarterly Investment Back withdrawal benefit base at the end of the calendar quarter following the Contract's 2010 anniversary  unless you  declined the increased rider charge (opting out of future GMWB Step-Ups). For example, if your  2010 Contract anniversary  was March 1, 2010, the increased rider charge was effective beginning March 31, 2010 unless you  declined the rider charge prior to March 31, 2010. The average quarterly Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two.

If we  increase the rider charge, you  will be notified in advance. Before the effective date of the rider charge increase, you  have the following options:

•          Accept the increased rider charge and continue to be eligible to receive a GMWB Step-Up at each rider anniversary; or

•          Decline the increased rider charge by sending us notice that you  are opting out of the GMWB Step-Up and electing to remain at your  current rider charge. Once you  opt out of the GMWB Step-Up, you  will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.

At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your  accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.

We reserve the right to increase the rider charge up to the maximum annual charge. If your  rider application is signed on or after January 4, 2010, the maximum annual charge is 1.65% (0.4125% quarterly) of the average quarterly Investment Back withdrawal benefit base. If your  rider application is signed before January 4, 2010, the maximum annual charge is 1.00% (0.25% quarterly) of the average quarterly Investment Back withdrawal benefit base.

The rider charge is intended to reimburse us for the cost of the protection provided by this rider.

Appendix D – Principal Income Builder 10 Examples                                                                             117

Overview of GMWB 2-SL/JL

Withdrawal options. This rider provides the flexibility of both a For Life withdrawal option and an Investment Back withdrawal option. You  are not required to choose between these two withdrawal options unless your  Contract accumulated value is zero or you  reach the maximum annuitization date.

The For Life withdrawal option helps to protect you  against the risk of a decrease in the Contract accumulated value due to market declines as well as the risk of outliving your  money. The Investment Back withdrawal option helps to protect you  against the risk of a decrease in the Contract accumulated value due to market declines and is designed to permit you  to recover at least your  premium payments.

For Life withdrawal benefit payment percentages. This rider permits an election of “Joint Life” For Life withdrawal benefit payments or “Single Life” For Life withdrawal benefit payments.

Bonus feature. This rider has a Bonus feature (described below) which rewards you  for not taking a withdrawal in certain early years of the rider. The GMWB Bonus does not increase your  Contract accumulated value.

Step-Up feature. This rider has a Step-Up feature (described below) which can increase your  rider withdrawal benefit payments if your  Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.

Maximum annual rider charge.   This rider has a maximum annual rider charge of 1.65% of the Investment Back withdrawal benefit base.

Spousal continuation. This rider provides that the Investment Back and the For Life withdrawal options may be available to an eligible spouse who continues the Contract with the rider.

Additional death benefit. This rider also allows your  eligible beneficiary(ies) to choose a death benefit under the Contract or any death benefit available under the rider.

GMWB 2-SL/JL Rider Restrictions/Limitations

Once elected, this rider may not be terminated for five contract years following the rider effective date.

This rider does not restrict or change your  right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see 2.  CHARGES AND DEDUCTIONS). However, any withdrawals may have an impact on the value of your  rider’s benefits. If you  take withdrawals in an amount that exceeds an available withdrawal benefit payment (excess withdrawal), you  will shorten the life of the rider, lower the withdrawal benefit payments and/or cause the rider to terminate for lack of value unless you  make additional premium payments or a GMWB Step-Up is applied.

There is a charge for this rider which can increase up to the guaranteed maximum charge for the rider (see SUMMARY OF EXPENSE INFORMATION).

Election of this rider results in restriction of your  Contract investment options to the more limited GMWB investment options (see GMWB Investment Options).

Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life may result in termination of this rider (see Covered Life Change).

Appendix D – Principal Income Builder 10 Examples                                                                             118

Factors To Consider Before You Buy The GMWB 2-SL/JL Rider

This rider may be appropriate if you:

•          Want to protect against the risk that your  Contract accumulated value could fall below your  investment due to market decline.

•          Want to benefit from potential annual increases in your  rider values that match the growth of your  Contract accumulated value.

•          Want to protect against the risk of you  or your  spouse outliving your  income.

This rider generally will not be appropriate if you:

•          Do not intend to take any withdrawals from your  Contract.

•          Intend to allocate a significant portion of your  Contract accumulated value to the Fixed or DCA Accounts.

•          Have an aggressive growth investment objective.

•          Anticipate you  will take withdrawals prior to the oldest owner’s  age 59½ or that exceed the rider withdrawal benefit payments of 7% of total premium payments for the Investment Back withdrawal option and 3% to 6.50% of total premium payments for the For Life withdrawal option.

Before you  purchase this rider, you  should carefully consider the following:

•          The features of this rider may not be purchased separately. As a result, you  may pay for rider features that you  never use.

•          Although this rider is designed to permit you  to recover at least your  premium payments, if you  take withdrawals that exceed the rider’s withdrawal limits (excess withdrawals), you  will shorten the life of the rider, lower the withdrawal benefit payments and/or cause the rider to terminate for lack of value.

•          The rider is not a guarantee that the withdrawal benefit payments will be sufficient to meet your  future income needs.

•          The rider is not a guarantee that you  will receive any return on your  premium payments.

•          The rider is not a guarantee that your  investment is protected against loss of purchasing power due to inflation.

•          The fee for this rider may increase over time due to GMWB Step-Ups, but will not exceed the maximum fee.

•          This rider restricts your  investment options to investment options that reflect a generally balanced investment objective. The Contract’s more aggressive growth investment options are not available if you  elect this rider.

•          Once elected, you  may not terminate this rider until the fifth Contract anniversary  following the rider effective date.

You should review the terms of this rider carefully and work with your  registered representative to decide if this rider is appropriate for you  based on a thorough analysis of your  particular needs, financial objectives, investment goals, time horizons and risk tolerance.

GMWB 2-SL/JL Terms

We use the following definitions to describe the features of this rider:

•          Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.

•          GMWB Bonus — a bonus credited to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided certain conditions are met.

•          GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your  Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.

•          Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately.

•          Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.

•          Rider effective date — the date the rider is issued.

•          Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization  of your  Contract’s accumulated value.

Appendix D – Principal Income Builder 10 Examples                                                                             119

•          Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.

•          Withdrawal benefit payment — the amount that we  guarantee you  may withdraw each contract year under a withdrawal option.

GMWB Investment Options

While a GMWB rider is in effect, the investment options you  may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your  investment goal is aggressive growth, a GMWB rider may not support your  investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we  will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.

When you  purchase a GMWB rider, you  must allocate 100% of your  Separate Account Division value and premium payments to one of the available GMWB investment options. Any future premium payments are allocated to the GMWB investment option your  Separate Account Division value is invested in at the time of the new premium payments.

The available GMWB investment options are:

•          Diversified Growth Account; or

•          Diversified Balanced Account; or

•          Diversified Income Account.

For more information about the Diversified Growth, Diversified Balanced Account, and Diversified Income Account, see the underlying fund’s prospectus provided with this prospectus.

You may allocate premium payments and transfer  Contract accumulated value to the Fixed Account. You  may also allocate new premium payments to the DCA Plus accounts. Such allocations and transfers  are subject to the provisions of your  Contract. See 3. FIXED ACCOUNT AND FIXED DCA PLUS ACCOUNTS.

We reserve the right to modify the list of available of available GMWB investment options, subject to compliance with applicable regulations. Changes or restrictions will apply only to new purchasers of the Contract or to you  if you  transfer  out of a GMWB investment option and wish to transfer  back to that GMWB investment option.

You must stay invested in the GMWB investment options as long as the GMWB rider is in effect. Note, the rider may not be terminated for five contract years following the rider effective date.

Please see APPENDIX B for information regarding transfers  between GMWB Investment options, GMWB Investment options Underlying Funds, and Discontinued GMWB Investment options.

Withdrawal Options

For Life Withdrawal Option. This option is intended to help you  avoid the risk of out-living your  money. You  are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner  (or the oldest annuitant, if the Contract owner  is not a natural person) is at least age 59½ or (ii) on the Contract anniversary  following the date that the oldest owner  (or the oldest annuitant, if applicable) attains age 59½. Once eligible, each year you  may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of the death of the last covered life or the date the For Life withdrawal benefit base reduces to zero.

Investment Back Withdrawal Option. This option is intended to allow a more rapid recovery of your  premium payments (approximately 14 years). You  are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You  may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your  death (annuitant’s death if the owner  is not a natural person) or the date the Investment Back remaining withdrawal benefit base equals zero. Under this option, you  may take withdrawals prior to the oldest owner  attaining age 59½. If you  take withdrawals prior to the oldest owner  attaining age 59½, the For Life benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you  (unless you  make additional premium payments).

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 120

Withdrawal Benefit Base

Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We  calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on

•          the rider effective date and

•          each Contract anniversary.

The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.

On each Contract anniversary, the withdrawal benefit base for each withdrawal option is reset to the greater of 1 or 2, where:

1. is the result of (a + b + c - d), where:

a = prior year withdrawal benefit base (or initial withdrawal benefit base if first Contract anniversary);

b = additional premiums since the previous Contract anniversary  (dollar-for-dollar);

c = any GMWB Bonus credited since the previous Contract anniversary;

d = any excess withdrawals taken since the previous Contract anniversary*.

2. is the accumulated value on the Contract anniversary.

* NOTE: The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal. See  Excess Withdrawals later in this section for information about the negative effect of excess withdrawals.

If you  take withdrawals prior to the oldest owner  attaining age 59½, the For Life benefit bases will be reduced for excess withdrawals. If the adjustment for the withdrawals causes the For Life withdrawal benefit base to reduce to zero, the For Life withdrawal option will no longer be available to you  at the next Contract anniversary, unless you  make additional premium payments.

Remaining Withdrawal Benefit Base

Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We  calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on

•          the rider effective date,

•          when a premium payment is made,

•          when any applicable GMWB Bonus is credited,

•          when a GMWB Step-Up is applied, and

•          when a withdrawal is taken.

The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.

After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be

•          increased dollar-for-dollar by each additional premium payment made, each GMWB Bonus credited, and any GMWB Step-Up; and

•          decreased dollar-for-dollar for each withdrawal benefit payment taken; and

•          decreased to reflect any excess withdrawals taken since the previous Contract anniversary  (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, below, for information about the negative effect that excess withdrawals have on the riders.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 121

Withdrawal Benefit Payments

The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base. The Investment Back withdrawal benefit payments are available as of the rider effective date.

For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner  (or oldest annuitant, if the Contract owner  is not a natural person) is at least age 59½ or (ii) on the Contract anniversary  following the date that the oldest owner  (or oldest annuitant, if applicable) attains age 59½.

The For Life withdrawal benefit payments are automatically calculated as “Single Life” unless you  provide notice  and good order instructions to select “Joint Life” For Life withdrawal benefit payments. If eligible, you  may elect “Joint Life” For Life withdrawal benefit payments anytime on or before your  first withdrawal following the rider effective date. Once you  take this first withdrawal, you  cannot change your  election of “Single Life” or “Joint Life” For Life withdrawal benefit payments, regardless of any change in life events.

“Single Life” For Life withdrawal benefit payments. “Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life for “Single Life” is the

a.   owner  if there is only one owner;

b.   annuitant  if the owner  is not a natural person;

c.   youngest joint owner if there are joint owners; or

d.   youngest annuitant  if there are joint annuitants and the owner  is not a natural person.

In addition, the covered life must satisfy this rider’s issue age requirements on the date the covered life is designated in accordance with the terms of this rider.

As long as the Contract is in effect, “Single Life” or “Joint Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner  to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.

“Joint Life” For Life withdrawal benefit payments.  “Joint Life” For Life withdrawal benefit payments are based on two covered lives. You  may only elect “Joint Life” For Life withdrawal benefit payments if there are two covered lives that meet the eligibility requirements. There can be no more than two covered lives. The “Joint Life” election is not available if the owner  is not a natural person.

To be eligible for “Joint Life” the covered lives must be

a.   the owner  and the owner’s  spouse, provided there is only one owner  and the spouse is named as a primary beneficiary; or

b.   the joint owners, provided the joint owners are each other’s spouse.

NOTE:  Under the Internal Revenue Code (the “Code”), spousal continuation and certain distribution options are available only to a person who is defined as a “spouse” under the Federal Defense of Marriage Act or other applicable Federal Law. All Contract provisions will be interpreted and administered in accordance with the requirements of the Code.

NOTE:  At the time a covered life is designated, that covered life must satisfy this rider’s issue age requirements.

As long as the Contract is in effect, “Joint Life” For Life withdrawal benefit payments will continue until the earlier of the date of the death of the last covered life or the date the “For Life” withdrawal benefit base reduces to zero.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 122

Calculating the For Life Withdrawal Benefit Payment

The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.

The For Life withdrawal benefit payment percentage depends on whether you  have elected “Single Life” or “Joint Life” and the age of the covered life on the date of the first withdrawal following the rider effective date:

•      “Single Life”:

Age of Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.50%
50-54	4.00%
55-59	4.50%
60-69	5.00%
70-74	5.50%
75-79	6.00%
80+	6.50%

•      “Joint Life”:

Age of Younger Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.00%
50-54	3.50%
55-59	4.00%
60-69	4.50%
70-74	5.00%
75-79	5.50%
80+	6.00%

NOTE:  All withdrawals prior to the Contract anniversary  following the oldest owner’s  (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Under 72t, a customer can receive substantially equal payments without an IRS tax penalty, even if under age 59½. If you  receive 72t distributions and have not reached the Contract anniversary  after the oldest owner’s  (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals. See Excess Withdrawals for additional information

Because the For Life withdrawal benefit payments are tiered based on the age of the younger covered life at the time of the first withdrawal, you  should carefully choose when you  take the first withdrawal following the rider effective date. Once a withdrawal is taken, the For Life withdrawal benefit payment percentage is locked in for the life of this rider. In addition, when you  take your  first withdrawal, your  election of “Single Life” or “Joint Life” remains locked in and cannot be changed. For example, if you  have elected “Joint Life” For Life withdrawal benefit payments and take the first withdrawal when the younger covered life is age 46, your  For Life withdrawal benefit payment percentage will be locked in at 3.00% for the remaining life of this rider and cannot be changed.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 123

Covered Life Change

Any ownership change, change of beneficiary or other change before the annuitization date which would cause a change in a covered life (a “Change”) will result in termination of this rider, except for the following permissible Changes:

1. Spousal continuation of this rider as described below in Spousal Continuation.

2. If withdrawals have not been taken and you  have not previously elected to continue this rider as provided in Spousal Continuation, then

a. you  may add a joint owner or primary beneficiary to your  Contract as a covered life, provided that the new joint owner or primary beneficiary is an eligible covered life as set forth above.

b. you  may remove a joint owner or primary beneficiary as a covered life.

c. the For Life withdrawal benefit payment percentage will be based on the age of the covered lives and will lock in at the percentage applicable on the date of your  first withdrawal.

3. If withdrawals have been taken and you  have locked in “Single Life” For Life withdrawal benefit payments, then

a. you  may remove a joint owner as a covered life.

b. you  may add a primary beneficiary to your  Contract, however, you  may not add a primary beneficiary as a covered life for purposes of this rider.

c. the For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date  of your  first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your  death.

4. If withdrawals have been taken and you  have locked in “Joint Life” For Life withdrawal benefit payments, then

a. you  may remove a joint owner or primary beneficiary as a covered life.

b. you  may add a primary beneficiary to your  Contract; however, you  may not add a primary beneficiary as a covered life for purposes of this rider.

c. the For Life withdrawal benefit payment percentage will remain locked in at the percentage applicable on the date of your  first withdrawal and will not be reset to reflect the removal of the covered life. For Life withdrawal benefit payments will cease upon your  death.

5. If you  have previously elected to continue this rider as provided in Spousal Continuation, then you  may add a primary beneficiary to your  Contract; however, you  may not add a primary beneficiary as a covered life for purposes of this rider. If the primary beneficiary that you  add is your  spouse, upon your  death the spouse can continue the Contract, but the rider will terminate.

No Change is effective until approved by us in writing. Upon our approval, the Change is effective as of the date you  signed the notice  requesting the Change.

An assignment of the Contract or this rider shall be deemed a request for a Change. If the Change is not one of the above permissible Changes, this rider will be terminated as of the date of the assignment.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 124

Effect of Withdrawals

This rider does not require you  to take an available withdrawal benefit payment. If you  want to take advantage of this rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available. Please see GMWB Bonus below.

If you  elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.

Each time you  take a withdrawal, it is reflected immediately in your  Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option.

If you  take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next Contract anniversary. See Excess Withdrawals for information about the negative effect of excess withdrawals.

To help you  better understand the various features of this rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under this rider, we  have provided several examples at the end of this appendix.

Excess Withdrawals

Any withdrawals that exceed the available withdrawal benefit payments for either withdrawal option are excess withdrawals. Excess withdrawals decrease the withdrawal benefit bases, which will reduce future withdrawal benefit payments.

All withdrawals prior to the Contract anniversary  following the oldest owner’s  (oldest annuitant’s, if applicable) age 59½ are treated as excess withdrawals when calculating the For Life withdrawal benefit. Therefore, if you  receive 72t distributions and have not reached the Contract anniversary  after the oldest owner’s  (oldest annuitant’s, if applicable) age 59½, these 72t distributions will be treated as excess withdrawals.

The Investment Back withdrawal option permits larger payment to you  than the For Life withdrawal option. As a result, if you  take a withdrawal in an amount permitted under the Investment Back withdrawal option, that withdrawal will be an excess withdrawal to the extent that it exceeds the applicable For Life withdrawal benefit payment.

Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable rider withdrawal benefit base at the time of the excess withdrawal.

The withdrawal benefit base is used to determine the withdrawal benefit payment whereas the remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments. These two values are calculated differently and have different purposes; therefore, the excess withdrawal adjustment for each will vary. If you  choose to take an excess withdrawal, the equations below show how to calculate the excess withdrawal adjustment.

Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:

•          the excess withdrawal, or

•          the result of (a divided by b) multiplied by c, where:

a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;

b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and

c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 125

Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases in an amount equal to the greater of:

•          the excess withdrawal, or

•          the result of (a divided by b) multiplied by c, where:

a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;

b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and

c = the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.

NOTE:  All withdrawals taken prior to the date that the oldest owner  (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.

NOTE:  For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals. (See Required Minimum Distribution (RMD) Program for GMWB Riders)

NOTE:  Withdrawals prior to age 59½ may be subject to a 10% IRS penalty tax.

Required Minimum Distribution (RMD) Program for GMWB Riders

Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 70½.

If you  are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.

RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

•          your  Contract may not have the Enhanced Death Benefit Rider;

•          the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and

•          you  have elected scheduled withdrawal payments.

NOTE:  Although enrollment in the RMD Program for GMWB Riders does not prevent you  from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you  to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount.  You  will automatically be re-enrolled in the RMD Program for GMWB Riders on your  next Contract anniversary.

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We  will send you  at least 30 days advance notice  of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we  exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any scheduled or unscheduled withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.

For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the RMD for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals.

You may obtain more information regarding our RMD Program for GMWB Riders by contacting your  registered representative or by calling us at 1-800-852-4450.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 126

GMWB Bonus

Under the GMWB Bonus, on each of the first three Contract anniversaries  following the rider effective date, we  will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided you  have not taken any withdrawals since the rider effective date.

The GMWB Bonus is equal to the total of all premium payments made prior to the applicable Contract anniversary  multiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are different, the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the Contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary (following the rider effective date)	GMWB Bonus Percentage
1	7.00%
2	6.00%
3	5.00%

The GMWB Bonus is no longer available after the earlier of

•          The third Contract anniversary  following the rider effective date; or

•          The date you  take a withdrawal following the rider effective date.

NOTE:  The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit bases and the remaining withdrawal benefit bases for each withdrawal option. The GMWB Bonus is not added to your  Contract accumulated value.

GMWB Step-Up

The GMWB Step-Up is automatic and applies annually. Under this rider, unless an owner  opts out of the automatic GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was purchased. The rider charge will never be greater than the maximum GMWB 2-SL/JL rider charge. See SUMMARY OF EXPENSE INFORMATION section.

We determine eligibility for a GMWB Step-Up of the withdrawal benefit base and remaining withdrawal benefit base for each withdrawal option separately. If you  satisfy the eligibility requirements on a Contract anniversary  and your  Contract accumulated value is greater than the applicable withdrawal benefit base, we  will Step-Up the applicable withdrawal benefit base and remaining withdrawal benefit base to your  Contract accumulated value on that Contract anniversary. We  will not reduce your  withdrawal benefit base or remaining withdrawal benefit base if your  Contract accumulated value on a Contract anniversary  is less than a withdrawal benefit base.

If you  are eligible for a GMWB Step-Up of a withdrawal benefit base or remaining withdrawal benefit base, you  will be charged the then current rider charge. You  may choose to opt out of the GMWB Step-Up feature if the charge for your  rider will increase. We  will send you  advance notice  if the charge for your  rider will increase in order to give you  the opportunity to opt out of the GMWB Step-Up feature. Once you  opt out, you  will no longer be eligible for future GMWB Step-Ups.

The GMWB Step-Up operates as follows:

On each Contract anniversary  following the rider effective date, you  are eligible for a GMWB Step-Up of a withdrawal benefit base if you  satisfy all of the following requirements:

1.   the Contract anniversary  occurs before the later of

a.   the Contract anniversary  following the date the oldest owner  (oldest annuitant  if the owner  is not a natural person) attains age 80; or

b.   ten years after the rider effective date;

2.   you  have not declined any increases in the rider charge; and

3.   you  have not fully annuitized the Contract.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 127

On each Contract anniversary  following the rider effective date, you  are eligible for a GMWB Step-Up of a remaining withdrawal benefit base if you  satisfy all of the following requirements:

1.   the Contract anniversary  occurs before the later of

a.   the Contract anniversary  following the date the oldest owner  (oldest annuitant  if the owner  is not a natural person) attains age 80; or

b.   ten years after the rider effective date;

2.   you  have not declined any increases in the rider charge;

3.   you  have not fully annuitized the Contract; and

4.   the remaining withdrawal benefit base has not reduced to zero during the life of the rider.

NOTE:  A remaining withdrawal benefit base under a withdrawal option is not eligible for a GMWB Step-Up after that remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.

Effect of Reaching the Maximum Annuitization Date Under the Rider

On or before the maximum annuitization date, you  must elect one of the Contract or GMWB rider payment options described below.

1.   Contract payment options:

•          Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.

•          Payment of the Contract accumulated value as a single payment.

2.   GMWB rider payment options:

•          You  may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your  death (death of the first annuitant  to die if the owner  is not a natural person), we  will continue payments as described in GMWB 2-SL/JL Upon Death.

•          You  may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of

•          the date the For Life remaining withdrawal benefit base is zero; or

•          the date of death of the last covered life.

If there is any For Life remaining withdrawal benefit base at the time of your  death, we  will continue payments as described in GMWB 2-SL/JL Upon Death.

The For Life withdrawal option allows you  to spread your  withdrawal benefit payments over your  lifetime. The Investment Back withdrawal option provides a faster pay out of rider withdrawal benefit payments.

Please see Effect of Withdrawals for information on how withdrawals prior to the maximum annuitization date affect the GMWB values.

We will send you  written notice  at least 30 days prior to the maximum annuitization date and ask you  to select one of the available payment options listed above. If we  have not received your  election as of the maximum annuitization date, we  will automatically apply your  Contract accumulated value to an annuity benefit payment option:

•          for Contracts with one annuitant  – Life Income with payments guaranteed for a period of 10 years.

•          for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 128

Effect of the Contract Accumulated Value Reaching Zero Under the Rider

We will send you  prior written notice  whenever reasonably feasible if your  Contract accumulated value is approaching zero.

In the event that the Contract accumulated value reduces to zero, you  must elect either

•          the Investment Back withdrawal option (only available if the Investment Back remaining withdrawal benefit base is greater than zero; please see Effect of Withdrawals); or

•          the For Life withdrawal option (only available if the For Life withdrawal benefit base is greater than zero; please see Effect of Withdrawals).

If we  have not received your  election or if you  are receiving Investment Back scheduled withdrawal benefit payments, we  will automatically begin making withdrawal benefit payments to you  under the Investment Back withdrawal option, unless:

•          You  have been receiving For Life scheduled withdrawal benefit payments. We  will automatically continue to make payments to you  under the For Life withdrawal option.

•          The Investment Back remaining withdrawal benefit base is zero. We  will automatically begin making payments under the Single Life For Life withdrawal option.

The For Life withdrawal option allows you  to spread your  withdrawal benefit payments over your  lifetime. The Investment Back withdrawal option provides a faster pay out of withdrawal benefit payments.

We will pay the withdrawal benefit payments under the withdrawal option you  have elected as follows:

•          If you  elect the Investment Back withdrawal option, you  will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your  death, we  will continue payments as described in GMWB 2-SL/JL Upon Death.

•          If you  have taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, your  For Life withdrawal option is either “Joint Life” or “Single Life” depending on your  election at the time of your  first withdrawal.

•          If you  have not taken withdrawal benefit payments prior to the Contract accumulated value reaching zero, you  must elect either

•          the “Single Life” For Life withdrawal option: you  will receive fixed scheduled payments each year in the amount of the “Single Life” For Life withdrawal benefit payment, until the later of

•          the date the For Life remaining withdrawal benefit base is zero; or

•          the date of your  death (annuitant’s death if the owner  is not a natural person).

•          the “Joint Life” For Life withdrawal option: you  will receive fixed scheduled payments each year in the amount of the “Joint Life” For Life withdrawal benefit payment, until the later of

•          the date the For Life remaining withdrawal benefit base is zero; or

•          the date of the death of the last covered life.

If there is any For Life remaining withdrawal benefit base at the time of your  death, we  will continue payments as described in GMWB 2-SL/JL Upon Death.

NOTE:  In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 129

GMWB 2-SL/JL Upon Death

If the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcomes if your  Contract accumulated value is greater than zero at your  death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary

The primary beneficiary(ies) must elect one of the following:

a. receive the death benefit under the Contract*; or

b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your  death, only your  beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary

Your spouse may

a. continue the Contract with or without this rider as set forth in Spousal Continuation of the Rider; or

b. elect one of the following:

•          receive the death benefit under the Contract*;

•          receive the Investment Back remaining withdrawal benefit base as a series of payments.**

All other primary beneficiaries must elect one of the options listed above in b.

Unless your  spouse elects to continue the Contract with this rider, only your  spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse

Your surviving owner  must elect one of the following

a. receive the death benefit under the Contract*; or

b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your  death, only the surviving owner’s  right to the above selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse

Your spouse may

a. continue the Contract with or without this rider as set forth below in Spousal Continuation of the Rider; or

b. elect one of the following:

•          receive the death benefit under the Contract*;

•          receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Unless the surviving spouse owner  elects to continue the Contract with this rider, upon your  death, only your  spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*     Please see 8.Death Benefit for an explanation of the Contract’s death benefit and payment options available for the Contract’s death benefit.

**   We  will make payments in an amount and frequency acceptable to us. If a surviving owner  or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 130

NOTE:  The “Joint Life” For Life withdrawal option is not available if the owner  is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person

The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant’s death we  will make equal payments to the surviving beneficiaries unless the owner  provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant’s death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

If the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if the Contract accumulated value is zero at your  death.

If you die and…	And…	Then…
You are the sole owner	You elected the “Single Life” For Life withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are the sole owner	You elected the “Joint Life” For Life withdrawal option*

We will continue payments to the surviving covered life according to the schedule established when you  made your  election until the date of the surviving covered life’s death.

Upon the surviving covered life’s death, we  will continue payments to your  beneficiary(ies) according to the schedule established when you  made your  election until the For Life remaining withdrawal benefit base reduces to zero.

You are the sole owner	You elected the Investment Back withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.
You are a joint owner	You elected the “Single Life” For Life withdrawal option*

We will continue payments to the surviving joint owner according to the schedule established when you  made your  election until the For Life remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we  will continue payments to your  beneficiary(ies) according to the schedule established when you  made your  election until the For Life remaining withdrawal benefit base reduces to zero.

You are a joint owner	You elected the “Joint Life” For Life withdrawal option*

We will continue payments to the surviving covered life according to the schedule established when you  made your  election until the date of the surviving covered life’s death.

Upon the surviving joint owner’s  death, we  will continue payments to your  beneficiary(ies) according to the schedule established when you  made your  election until the For Life remaining withdrawal benefit base reduces to zero.

You are a joint owner	You elected the Investment Back withdrawal option*

We will continue payments to the surviving joint owner according to the schedule established when you  made your  election until the Investment Back remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we  will continue payments to your  beneficiary(ies) according to the schedule established when you  made your  election until the Investment Back remaining withdrawal benefit base reduces to zero.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 131

*  Please see Effect of the Contract Accumulated Value Reaching Zero under the Rider for details regarding election of the For Life withdrawal option or the Investment Back withdrawal option.

NOTE:  The “Joint Life” For Life withdrawal option is not available if the owner  is not a natural person.

If...	And...	Then...
The annuitant dies	The owner is not a natural person The owner elected the “Single Life” For Life Withdrawal option* The owner elected the Investment Back withdrawal option*

The beneficiary(ies) receive the death benefit under the Contract.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner  made its election until the For Life remaining withdrawal benefit base reduces to zero.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner  made its election until the Investment Back remaining withdrawal benefit base reduces to zero.

Termination and Reinstatement of the Rider

You may not terminate this rider prior to the 5th Contract anniversary  following the rider effective date.

At any point in time, we will terminate this rider upon the earliest to occur:

•          The date you  send us notice to terminate the rider (after the 5th Contract anniversary  following the rider effective date). This will terminate the rider, not the Contract.

•          The date you  fully annuitize, fully surrender or otherwise terminate the Contract.

•          The date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.

•          The date the Contract owner  is changed (annuitant  is changed if the owner  is not a natural person), except a change in owner  due to a spousal continuation of the rider as described in Spousal Continuation of the Rider or the removal/ addition of a joint life as described in Covered Life Change.

•          The date your  surviving spouse elects to continue the Contract without this rider (even if prior to the fifth Contract anniversary  following the rider effective date).

•          The date the Investment Back remaining withdrawal benefit base is zero and there are no eligible covered lives.

•          The date you  make an impermissible change in a covered life.

If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.

If you  surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we  will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 132

Spousal Continuation of the Rider

This rider provides that the Investment Back and the For Life withdrawal options may be available in certain situations to an eligible spouse who continues the Contract with the rider.

If you  die while this rider is in effect and if your  surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if

1.   the Contract accumulated value is greater than zero;

2.   there has not been a previous spousal continuation of the Contract and this rider; and

3.   your  spouse is either

      a.   your  primary beneficiary, if you  were the sole owner; or

      b.   the surviving joint owner, if there were joint owners.

If your  spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.

NOTE:  Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.

The following table illustrates the various changes and the resulting outcomes associated with continuation of this rider by an eligible surviving spouse.

If you die and…	And…	Then if your spouse continues this rider…
No withdrawals have been taken since the rider effective date	Your spouse meets the minimum issue age requirement

Your spouse may take withdrawals under either withdrawal option as follows:

a. The For Life withdrawal option will be available until the earlier of the death of your  spouse or the For Life withdrawal benefit base reduces to zero. For Life withdrawal benefits will automatically be calculated as “Single Life” and your  spouse will be the sole covered life. Your  spouse may not add a new covered life or elect “Joint Life”. The For Life withdrawal benefit percentage will be based on your  spouse’s age and will lock in at the “Single Life” percentage applicable on the date of your  spouse’s first withdrawal.

b. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base is zero.

c. All other provisions of this rider will continue as in effect on the date of your  death.

No withdrawals have been taken since the rider effective date	Your spouse does not meet the minimum issue age requirement

The For Life withdrawal option terminates upon your  death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base is zero.

b. All other provisions of this rider will continue as in effect on the date of your  death.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 133

If you die and…	And…	And…	Then if your spouse continues this rider
Withdrawals have been taken since the rider effective date	You have locked in “Single Life” For Life withdrawal benefits	---

The For Life withdrawal option terminates upon your  death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.

b. All other provisions of this rider will continue as in effect on the date of your  death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	Your spouse is the surviving covered life

Your spouse may take withdrawals under either withdrawal option as follows:

a. The For Life withdrawal option will continue to be available until the earlier of the death of your  spouse or the For Life withdrawal benefit base reduces to zero. For Life withdrawal benefits will continue to be calculated as “Joint Life”. The For Life withdrawal benefit percentage will remain locked in at the “Joint Life” percentage applicable on the date of your  first withdrawal and will not be reset to reflect your  death.

b. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.

c. All other provisions of this rider will continue as in effect on the date of your  death.

Withdrawals have been taken since the rider effective date	You have locked in “Joint Life” For Life withdrawal benefits	There is no surviving covered life

The For Life withdrawal option terminates upon your  death.

Your spouse may take withdrawals under the Investment Back withdrawal option as follows:

a. The Investment Back withdrawal option will continue to be available until the Investment Back remaining withdrawal benefit base reduces to zero.

b. All other provisions of this rider will continue as in effect on the date of your  death.

Effect of Divorce on the Rider

Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of this rider while the former spouse will no longer have any such rights or be entitled to any benefits under this rider. If you  take a withdrawal to satisfy a court order to pay a portion of the Contract to your  former spouse, any portion of such withdrawal that exceeds the available withdrawal benefit payments will be deemed an excess withdrawal under this rider.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 134

Note: If this excess withdrawal causes both the For Life withdrawal benefit base and the Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary  unless you  make additional premium payments or a GMWB Step-Up is applied.

GMWB 2- SL/JL (Single Life/Joint Life) Rider -- Investment Protector Plus 2 Summary

Name of Rider	GMWB 2 - SL/JL
Marketing Name	Investment Protector Plus 2 Rider
Rider Issue Age	45 – 80
Rider Charge

GMWB 2 -SL/JL Rider Charges (as a percentage of average quarterly Investment Back withdrawal benefit base)

•          Maximum annual charge for rider applications signed before January 4, 2011 is 1.00%.

•          Maximum annual charge for rider applications signed on or after January 4, 2011 is 1.65%.

•          Current annual charge for rider applications signed before February 16, 2009 and you  opt out of future GMWB Step-Ups after the Contract’s 2011 anniversary  (for more details see 2.  Charges and Deductions) is 0.75%.

•          Current annual charge for rider applications signed before February 16, 2009 and you  do not opt out of future GMWB Step-Ups after the Contract’s 2011 anniversary  (for more details see 2. Charges and Deductions) is 0.95%.

•          Current annual charge for rider applications signed on or after February 16, 2009 is 0.95%.

Guaranteed Minimum Withdrawal Benefits	• Investment Back • For Life
Annual Withdrawal Limits

•          Investment Back — 7.00% of the Investment Back withdrawal benefit base.

•          “Single Life” — tiered percentages based on age at first withdrawal, beginning at 3.50% and capping at a maximum of 6.50% of the For Life withdrawal benefit base

•          “Joint Life” — tiered percentages based on age at first withdrawal, beginning at 3.00% and capping at a maximum of 6.00% of the For Life withdrawal benefit base

For Life Withdrawal Benefit Payments

•          “Single Life” or “Joint Life” (your  life and the lifetime of your  eligible spouse)

•          For Life withdrawal benefit payments default to “Single Life” unless “Joint Life” is elected

•          Available the Contract anniversary  following the date the oldest owner  turns 59½ — all withdrawals prior to that Contract anniversary  are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up

•          Automatic annual GMWB Step-Up available until the later of (a) the Contract Anniversary  prior to age 80 or (b) 10 years after the rider effective date.

•          A remaining withdrawal benefit base under a withdrawal option is not eligible for a GMWB Step-Up after the remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.

GMWB Bonus

•          If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases on each Contract anniversary  as shown below.

•          Year 1 — 7.00% of premium payments

•          Year 2 — 6.00% of premium payments

•          Year 3 — 5.00% of premium payments

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 135

Investment Restrictions	• You must select one of the available GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.
Spousal Continuation

•          At the death of the first owner  to die, a spouse who is a joint owner or primary beneficiary may continue the Contract with or without this rider.

•          The Investment Back withdrawal option continues; the For Life withdrawal option continues only for eligible spouses.

EXAMPLES

These examples have been provided to assist you  in understanding the various features of the GMWB 2-SL/JL rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the GMWB 2-SL/JL rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.

NOTE:  The owner’s  actions determine the benefits received.

NOTE:  For the purpose of the following examples, a partial annuitization  has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.

Examples Without Excess Withdrawals (Examples 1-5)

The examples without excess withdrawals assume the following:

•          the client is age 62 and the client’s spouse is age 60 on the rider effective date.

•          initial premium payment = $100,000.

•          the withdrawal benefit bases prior to partial surrender = $100,000.

•          the remaining withdrawal benefit bases prior to partial surrender = $100,000.

•          Investment Back (7%) withdrawal benefit payment = $7,000.

•          “Single Life” For Life (5%) withdrawal benefit payment = $5,000, if withdrawals start prior to the client attaining age 70.

•          “Joint Life” For Life (4.5%) withdrawal benefit payment = $4,500, if withdrawals start prior to the spouse attaining age 70.

Example 1

In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we  automatically calculate the For Life withdrawal benefit payment as “Single Life”.

On the first Contract anniversary:

•          a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.07 = $7,000.

•          there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•          Investment Back:

•          the new Investment Back withdrawal benefit base is $100,000 + 7,000 = $107,000;

•          the new Investment Back remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and

•          the new Investment Back withdrawal benefit payment is $107,000 x 0.07 = $7,490.

•          For Life:

•          the new For Life withdrawal benefit base is $100,000 + 7,000 = $107,000;

•          the new For Life remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and

•          the new “Single Life” For Life withdrawal benefit payment is $107,000 x 0.05 = $5,350.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 136

Example 2

In contract year one:

•          no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we  automatically calculate the For Life withdrawal benefit payment as “Single Life”.

•          the client makes a premium payment of $50,000.

On the first Contract anniversary:

•          a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is ($100,000 + $50,000) x 0.07 = $10,500.

•          there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•          Investment Back:

•          the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;

•          the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and

•          the new Investment Back withdrawal benefit payment is $160,500 x 0.07 = $11,235.

•          For Life:

•          the new For Life withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;

•          the new For Life remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and

•          the new “Single Life” For Life withdrawal benefit payment is $160,500 x 0.05 = $8,025.

Example 3

In contract year one, the client elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.5%.

On the first Contract anniversary:

•          Since a withdrawal was taken in contract year one, no GMWB bonus is credited.

•          there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•          Investment Back:

•          the withdrawal benefit base remains the same ($100,000);

•          the new remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and

•          the withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.07 = $7,000).

•          For Life:

•          the For Life withdrawal benefit base remains the same ($100,000);

•          the new For Life remaining withdrawal benefit base is $100,000 - $4,500 = $95,500; and

•          the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.045 = $4,500).

Example 4

In contract year one, no withdrawals are taken and no For Life withdrawal benefit payment election has been designated. Because the client has not made a For Life withdrawal benefit payment election, we  automatically calculate For Life withdrawal benefit payment as “Single Life”.

On the first Contract anniversary:

•          a 7% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.07 = $7,000.

•          there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•          Investment Back:

•          the new Investment Back withdrawal benefit base is $100,000 + 7,000 = $107,000;

•          the new Investment Back remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and

•          the new Investment Back withdrawal benefit payment is $107,000 x 0.07 = $7,490.

•          For Life:

•          the new For Life withdrawal benefit base is $100,000 + 7,000 = $107,000;

•          the new For Life remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 137

•          the new “Single Life” For Life withdrawal benefit payment is $107,000 x 0.05 = $5,350.

In contract year two, the client elects the “Joint Life” For Life withdrawal benefit payment and takes a withdrawal of $4,500. The “Joint Life” For Life withdrawal benefit payment percentage is locked-in at 4.5%.

On the second Contract anniversary:

•          Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•          there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•          Investment Back:

•          the Investment Back withdrawal benefit base remains the same ($107,000);

•          the new Investment Back remaining withdrawal benefit base is $107,000 - $4,500 = $102,500; and

•          the Investment Back withdrawal benefit payment for the next contract year remains the same ($107,000 x 0.07 = $7,490).

•          For Life:

•          the For Life withdrawal benefit base remains the same ($107,000);

•          the new For Life remaining withdrawal benefit base is $107,000 - $4,500 = $102,500; and

•          the “Joint Life” For Life withdrawal benefit payment for the next contract year is $107,000 x 0.045 = $4,815.

In contract year three, no withdrawals are taken. The “Joint Life” For Life withdrawal benefit payment percentage remains locked-in at 4.5%.

On the third Contract anniversary:

•          Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•          there is no GMWB Step-Up because the withdrawal benefit bases are larger than the Contract’s accumulated value.

•          Investment Back:

•          the Investment Back withdrawal benefit base remains the same ($107,000);

•          the Investment Back remaining withdrawal benefit base remains the same ($102,500); and

•          the Investment Back withdrawal benefit for the next contract year remains the same ($107,000 x 0.07 = $7,490).

•          For Life:

•          the For Life withdrawal benefit base remains the same ($107,000);

•          the For Life remaining withdrawal benefit base remains the same ($102,500); and

•          the “Joint Life” For Life withdrawal benefit payment for the next contract year remains the same ($107,000 x 0.045 = $4,815).

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 138

Example 5

The client elects the “Single Life” For Life withdrawal benefit payment, and in each of the first two contract years, takes a withdrawal of $5,000. Assume there is no GMWB Step-Up on the first Contract anniversary. On the 2nd Contract anniversary, the client will receive GMWB Step-Up if the Contract’s accumulated value is greater than the applicable withdrawal benefit base.

If the accumulated value on the second contract anniversary is:	$95,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life (“Single Life”)
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$100,000 x 0.05 = $5,000
Remaining withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$110,000 x 0.05 = $5,500
Remaining Withdrawal Benefit Base	$95,000	$110,000

Examples With Excess Withdrawals (Examples 6-7)

The excess withdrawal examples assume the following:

•          the client is age 62 and elected “Single Life” For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the “Single Life” For Life withdrawal benefit payment percentage at 5%.

•          the initial premium payment is $100,000

•          the withdrawal benefit bases prior to partial surrender = $100,000

•          the remaining withdrawal benefit bases prior to partial surrender = $100,000

•          Investment Back (7%) withdrawal benefit payment = $7,000

•          “Single Life” For Life (5%) withdrawal benefit payment = $5,000

•          Withdrawal taken = $8,000

•          excess amount under the Investment Back withdrawal option is $1,000; and

•          excess amount under the For Life withdrawal option is $3,000

Example 6

In this example, assume the accumulated value prior to the withdrawal is $90,000.

Withdrawal Benefit Base Calculation

On the Contract anniversary  following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Investment Back

The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 - $1,204.82 = $98,795.18.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and

b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 139

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment remaining prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

For Life

The amount of the adjustment* is $3,529.41. The new For Life withdrawal benefit base is $100,000 - $3,529.41 = $96,470.59.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and

b = $3,529.41 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);

2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Remaining Withdrawal Benefit Base Calculation

The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back

The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52.

*The amount of the adjustment is (a plus b) where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and

b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $1,120.48 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

For Life

The amount of the adjustment* is $8,352.94 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 140

*The amount of the adjustment is (a plus b) where:

a = $5,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and

b = $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $3,352.94 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);

y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Withdrawal Benefit Payment Calculation (for the next contract year)

The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back

The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.

For Life

The new “Single Life” For Life withdrawal benefit payment is $96,470.59 x 0.05 = $4,823.53.

Example 7

In this example, assume the accumulated value prior to the withdrawal is $110,000.

Withdrawal Benefit Base Calculation

On the Contract anniversary  following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Investment Back

The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.

*     The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and

b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 141

For Life

The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,000 = $97,000.

*     The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and

b = $2,857.14 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

2 = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Remaining Withdrawal Benefit Base Calculation

The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back

The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*     The amount of the adjustment is a plus b where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and

b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $902.91 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

For Life

The amount of the adjustment* is $8,000 (the amount of the “Single Life” For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*     The amount of the adjustment is a plus b where:

a = $5,000 (the actual amount withdrawn that does not exceed the “Single Life” For Life withdrawal benefit payment); and

b = $3,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $2,714.28 (the result of (x divided by y) multiplied by z) where:

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 142

x = the amount of the withdrawal greater than the “Single Life” For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

y = the accumulated value after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the “Single Life” For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Withdrawal Benefit Payment Calculation (for the next contract year)

The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The “Single Life” For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back

The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.

For Life

The new “Single Life” For Life withdrawal benefit payment is $97,000 x 0.05 = $4,850.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 143

APPENDIX F — GMWB 2-SL (No Longer Available For Sale)

GMWB 2-SL Rider – Investment Protector Plus 2

Appendix F is only applicable to Contract owners  who purchased the GMWB 2-SL rider while it was available for sale. The GMWB 2-SL rider was available from June 8, 2007 until January 21, 2008 (or until GMWB 2-SL/JL was approved in your  state).

For the GMWB 2-SL rider, the current annual charge for the rider is 0.75% of the average quarterly Investment Back withdrawal benefit base. The charge is taken at the end of each calendar quarter at 0.1875%, based on the average quarterly Investment Back withdrawal benefit base during the calendar quarter. The annual charge for the rider will increase to 0.95% of the average quarterly Investment Back withdrawal benefit base at the end of the calendar quarter following the Contract's 2010 anniversary  unless you  decline the increased rider charge (opting out of future GMWB Step-Ups). For example, if your  2010 Contract anniversary  was March 1, 2010, the increased rider charge was effective beginning March 31, 2010 unless you  declined the rider charge prior to March 31, 2010. The average quarterly Investment Back withdrawal benefit base is equal to the Investment Back withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we  calculated it annually. For example, if your  withdrawal benefit base is changed on your  Contract anniversary, the fee for that calendar quarter will vary from the other quarters.

If we  increase the rider charge, you  will be notified in advance. When there is a rider charge increase, you  have the following options before the effective date of the change:

•          Accept the increased rider charge and continue to be eligible to receive a GMWB Step-Up at each Contract anniversary; or

•          Decline the increased rider charge by sending us notice that you  are opting out of the Step-Up feature of this rider and electing to remain at your  current rider charge. Once you  opt out of the Step-Up feature, you  will no longer be eligible for any future GMWB Step-Ups and the feature cannot be added back to this rider.

At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your  accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.

We reserve the right to increase the rider charge up to a maximum annual charge of 1.00% (0.25% quarterly) of the average quarterly Investment Back withdrawal benefit base.

The rider charge is intended to reimburse us for the cost of the protection provided by this rider.

We use certain defined terms in our description of the riders. For your  convenience, we  have included definitions of those terms in the GMWB Terms.

GMWB Overview

Withdrawal options. This rider provides the flexibility of both a For Life withdrawal option and an Investment Back withdrawal option. You  are not required to choose between these two withdrawal options unless your  Contract accumulated value is zero or you  reach the maximum annuitization date.

The For Life withdrawal option helps to protect you  against the risk of a decrease in the Contract accumulated value due to market declines as well as the risk of outliving your  money. The Investment Back withdrawal option helps to protect you  against the risk of a decrease in the Contract accumulated value due to market declines and is designed to permit you  to recover at least your  premium payments.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 144

For Life withdrawal benefit payment percentages. This rider has a tiered “Single Life” For Life withdrawal option (based on one covered life) which has withdrawal benefit payment percentages ranging from 3.50% to 6.50% depending on the age at first withdrawal.

Bonus feature. This rider has a Bonus feature (described below) which rewards you  for not taking a withdrawal in certain early years of the rider. The GMWB Bonus does not increase your  Contract accumulated value.

Step-Up feature. This rider has a Step-Up feature (described below) which can increase your  rider withdrawal benefit payments if your  Contract accumulated value increases. The Contract accumulated value increases whenever additional premium payments are made, the division values rise with market growth, or credits (premium payment credits or exchange credit) are applied.

This rider provides that the remaining withdrawal benefit bases continue to be eligible for step-up after reducing to zero.

Maximum annual rider charge.   This rider has a maximum annual rider charge (1.00% of the Investment Back withdrawal benefit base).

Spousal continuation. This rider makes available only the Investment Back withdrawal option under such circumstances.

Additional death benefit. This rider also allows your  beneficiary(ies) to choose a death benefit under the Contract or any death benefit available under the rider.

Rider Restrictions/Limitations

Once elected, the GMWB rider may not be terminated for five contract years following the rider effective date.

There is a charge for the GMWB rider which can increase up to the guaranteed maximum charge for the rider (see SUMMARY OF EXPENSE INFORMATION).

This rider does not restrict or change your  right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see 2. CHARGES AND DEDUCTIONS). However, any withdrawals may have an impact on the value of your  rider’s benefits.

Election of the GMWB rider results in restriction of your  Contract investment options to the more limited GMWB investment options (see Appendix B). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your  investment objective is aggressive growth, the rider investment restrictions may not support your  investment objective. We  reserve the right to modify the list of available GMWB investment options from time to time, subject to compliance with applicable regulations.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 145

GMWB Terms

We use the following definitions to describe the features of a GMWB rider:

•          Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.

•          GMWB Bonus — a bonus credited to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided certain conditions are met.

•          GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your  Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.

•          Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately.

•          Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.

•          Rider effective date — the date the rider is issued.

•          Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization  of your  Contract’s accumulated value.

•          Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.

•          Withdrawal benefit payment — the amount that we  guarantee you  may withdraw each contract year under a withdrawal option.

GMWB Investment Options

While a GMWB rider is in effect, the investment options you  may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your  investment goal is aggressive growth, a GMWB rider may not support your  investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we  will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.

The GMWB investment options are shown in Appendix B. While the GMWB rider is in effect, the investment options you  may select are restricted. The limited investment options available under the GMWB rider are intended to support the rider’s guarantees with a balanced investment objective. It is your  responsibility to select your  GMWB investment option. You  may wish to ask your  registered representative to assist you  in making your  selection. We  reserve the right to modify the list of available GMWB investment options, subject to compliance with applicable regulations.

Withdrawal Options

For Life Withdrawal Option. This option is intended to help you  avoid the risk of out-living your  money. You  are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner  (or the oldest annuitant, if the Contract owner  is not a natural person) is at least age 59½ or (ii) on the Contract anniversary  following the date that the oldest owner  (or the oldest annuitant, if applicable) attains age 59½. Once eligible, you  may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of the death of the covered life or the date the For Life withdrawal benefit base reduces to zero.

Investment Back Withdrawal Option. This option is intended to allow a more rapid recovery of your  premium payments (approximately 14 years). You  are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You  may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your  death (annuitant’s death if the owner  is not a natural person) or the date the Investment Back remaining withdrawal benefit base equals zero.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 146

Withdrawal Benefit Base

Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We  calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on

•          the rider effective date and

•          each Contract anniversary.

The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.

On each Contract anniversary, the withdrawal benefit base for each withdrawal option is reset to the greater of 1 or 2, where:

1. is the result of (a + b + c - d), where:

a = prior year withdrawal benefit base (or initial withdrawal benefit base if first Contract anniversary);

b = additional premiums since the previous Contract anniversary  (dollar-for-dollar);

c = any GMWB Bonus credited since the previous Contract anniversary;

d = any excess withdrawals taken since the previous Contract anniversary*.

2. is the accumulated value on the Contract anniversary.

* NOTE: The reduction for an excess withdrawal will be greater than dollar-for-dollar if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal. See Excess Withdrawals later in this section for information about the negative effect of excess withdrawals.

Remaining Withdrawal Benefit Base

Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We  calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on

•          the rider effective date,

•          when a premium payment is made,

•          when any applicable GMWB Bonus is credited, and

•          when a withdrawal is taken.

The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.

After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be

•          increased dollar-for-dollar by each additional premium payment made and each GMWB Bonus credited;

•          decreased dollar-for-dollar for each withdrawal benefit payment taken; and

•          decreased to reflect any excess withdrawals taken since the previous Contract anniversary  (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, below, for information about the negative effect that excess withdrawals have on the riders.

Withdrawal Benefit Payments

The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base. The Investment Back withdrawal benefit payments are available as of the rider effective date.

For Life withdrawal benefit payments are available (i) on the rider effective date if the oldest owner  (or oldest annuitant, if the Contract owner  is not a natural person) is at least age 59½ or (ii) on the Contract anniversary  following the date that the oldest owner  (or oldest annuitant, if applicable) attains age 59½. The percentage to determine the annual For Life withdrawal benefit payment ranges from 3.50% to 6.50% of the For Life withdrawal benefit base.

Appendix E – GMWB 2 SL/JL (No Longer Available for Sale)                                                                 147

Under this rider, For Life withdrawal benefit payments are “Single Life”.  “Single Life” For Life withdrawal benefit payments are based on one covered life. The covered life is the

a.   owner  if there is only one owner;

b.   annuitant  if the owner  is not a natural person;

c.   youngest joint owner if there are joint owners; or

d.   youngest annuitant  if there are joint annuitants and the owner  is not a natural person.

“Single Life” For Life withdrawal benefit payments may be taken until the earlier of the date of the death of the first owner  to die (first annuitant, if applicable) or the date the For Life withdrawal benefit base reduces to zero.

Calculating the For Life Withdrawal Benefit Payment

The For Life withdrawal benefit payment is an amount equal to a percentage multiplied by the For Life withdrawal benefit base.

The initial For Life withdrawal benefit payment percentage depends on the age of the covered life on the date of the first withdrawal:

Age of Covered Life at First Withdrawal	For Life Withdrawal Benefit Payment Percentage
45-49	3.50%
50-54	4.00%
55-59	4.50%
60-69	5.00%
70-74	5.50%
75-79	6.00%
80+	6.50%

Covered Life Change

Any ownership change (annuitant  change if the owner  is not a natural person) before the annuitization date will result in termination of this rider, except for a change in owner  due to a spousal continuation of the rider.

Effect of Withdrawals

The rider does not require you  to take an available withdrawal benefit payment. If you  want to take advantage of the rider’s GMWB Bonus features, withdrawals cannot be taken during the period the GMWB Bonus is available.

If you  elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.

Each time you  take a withdrawal, it is reflected immediately in your  Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option.

If you  take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next Contract anniversary. See Excess Withdrawals for information about the negative effect of excess withdrawals.

To help you  better understand the various features of the GMWB 2-SL rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under the rider, we  have provided several examples at the end of this appendix.

Appendix F – GMWB 2-SL (No Longer Available for Sale)                                                                      148

Excess Withdrawals

Any withdrawals that exceed the available withdrawal benefit payments for either withdrawal option are excess withdrawals.

Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable rider withdrawal benefit base at the time of the excess withdrawal, as shown below.

Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:

•          the excess withdrawal, or

•          the result of (a divided by b) multiplied by c, where:

a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;

b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and

c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.

Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases in an amount equal to the greater of:

•          the excess withdrawal, or

•          the result of (a divided by b) multiplied by c, where:

a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;

b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and

c = the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.

NOTE:  All withdrawals taken prior to the date that the oldest owner  (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.

NOTE:  For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals. See Required Minimum Distribution (RMD) Program for GMWB Riders.

Required Minimum Distribution (RMD) Program for GMWB Riders

Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 70½.

If you  are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.

RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

•          your  Contract may not have the Enhanced Death Benefit Rider;

•          the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and

•          you  have elected scheduled withdrawal payments.

NOTE:  Although enrollment in the RMD Program for GMWB Riders does not prevent you  from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you  to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You  will automatically be re-enrolled in the RMD Program for GMWB Riders on your  next Contract anniversary.

Appendix F – GMWB 2-SL (No Longer Available for Sale)                                                                      149

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We  will send you  at least 30 days advance notice  of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we  exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.

For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals.

You may obtain more information regarding our RMD Program for GMWB Riders by contacting your  registered representative or by calling us at 1-800-852-4450.

GMWB Bonus

Under the GMWB Bonus, on each of the first three Contract anniversaries  following the rider effective date, we  will credit a bonus (“GMWB Bonus”) to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided you  have not taken any withdrawals since the rider effective date.

The GMWB Bonus is equal to the total of all premium payments made prior to the applicable Contract anniversary  multiplied by the applicable percentage shown in the chart below. If the contract date and the rider effective date are different, the GMWB Bonus is equal to the Contract accumulated value on the rider effective date plus premium payments made between the rider effective date and the Contract anniversary, multiplied by the applicable percentage shown in the chart below.

Contract Anniversary following the rider effective date	GMWB Bonus Percentage
1	7.00%
2	6.00%
3	5.00%

The GMWB Bonus is no longer available after the earlier of

•          The third Contract anniversary  following the rider effective date; or

•          The date you  take a withdrawal following the rider effective date.

NOTE:  The GMWB Bonus is used only for the purposes of calculating the withdrawal benefit bases and the remaining withdrawal benefit bases for each withdrawal option. The GMWB Bonus is not added to your  Contract accumulated value.

GMWB Step-Up

The GMWB Step-Up is automatic and applies annually. Under this rider, unless an owner  opts out of the automatic GMWB Step-Up, the rider charge will increase if our then current rider charge is higher than when the rider was purchased. The rider charge will never be greater than the maximum GMWB 2-SL rider charge. See SUMMARY OF EXPENSE INFORMATION section.

We determine eligibility for a GMWB Step-Up of the withdrawal benefit base and remaining withdrawal benefit base for each withdrawal option separately. If you  satisfy the eligibility requirements on a Contract anniversary  and your  Contract accumulated value is greater than the applicable withdrawal benefit base, we  will Step-Up the applicable withdrawal benefit base and remaining withdrawal benefit base to your  Contract accumulated value on that Contract anniversary. We  will not reduce your  withdrawal benefit base or remaining withdrawal benefit base if your  Contract accumulated value on a Contract anniversary  is less than a withdrawal benefit base.

Appendix F – GMWB 2-SL (No Longer Available for Sale)                                                                      150

If you  are eligible for a GMWB Step-Up of a withdrawal benefit base or remaining withdrawal benefit base, you  will be charged the then current rider charge. You  may choose to opt out of the GMWB Step-Up feature if the charge for your  rider will increase. We  will send you  advance notice  if the charge for your  rider will increase in order to give you  the opportunity to opt out of the GMWB Step-Up feature. Once you  opt out, you  will no longer be eligible for future GMWB Step-Ups.

The GMWB Step-Up operates as follows.

On each Contract anniversary  following the rider effective date, you  are eligible for a GMWB Step-Up of a withdrawal benefit base and remaining withdrawal benefit base if you  satisfy all of the following requirements:

1.   the Contract anniversary  occurs before the later of

a.   the Contract anniversary  following the date the oldest owner  (oldest annuitant  if the owner  is not a natural person) attains age 80; or

b.   ten years after the rider effective date;

2.   you  have not declined any increases in the rider charge; and

3.   you  have not fully annuitized the Contract.

Under this rider, a surviving spouse who continues the Contract with this rider attached may elect a special GMWB Step-Up at the time of making the spousal continuation. The special GMWB Step-Up is only available if you  did not previously opt out of the GMWB Step-Up feature. If your  spouse elects the special GMWB Step-Up, we  will step-up the applicable remaining withdrawal benefit base and withdrawal benefit base to your  Contract accumulated value as of the date of the spousal continuation election is received by us in good order. Following the special GMWB Step-Up, the GMWB Step-Up feature will continue according to the terms of this rider and your  surviving spouse will be charged the then current rider charge. If your  surviving spouse continues your  Contract with this rider attached and does not elect the special GMWB Step-Up, the GMWB Step-Up feature will continue according to the terms of this rider.

Effect of Reaching the Maximum Annuitization Date Under the Rider

On or before the maximum annuitization date, you  must elect one of the Contract or GMWB rider payment options described below.

1.   Contract payment options:

•          Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.

•          Payment of the Contract accumulated value as a single payment.

2.   GMWB rider payment options:

•          You  may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your  death (death of the first annuitant  to die if the owner  is not a natural person), we  will continue payments as described in GMWB 2-SL Upon Death.

•          You  may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of

•          the date the For Life remaining withdrawal benefit base is zero; or

•          the date of your  death (the death of the first annuitant  to die if the owner  is not a natural person).

If there is any For Life remaining withdrawal benefit base at the time of your  death, we  will continue payments as described in GMWB 2-SL Upon Death.

The For Life withdrawal option allows you  to spread your  withdrawal benefit payments over your  lifetime. The Investment Back withdrawal option provides a faster pay out of rider withdrawal benefit payments.

Appendix F – GMWB 2-SL (No Longer Available for Sale)                                                                      151

We will send you  written notice  at least 30 days prior to the maximum annuitization date and ask you  to select one of the available payment options listed above. If we  have not received your  election as of the maximum annuitization date, we  will automatically apply your  Contract accumulated value to an annuity benefit payment option:

•          for Contracts with one annuitant  – Life Income with payments guaranteed for a period of 10 years.

•          for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.

Effect of the Contract Accumulated Value Reaching Zero under the Rider

We will pay the withdrawal benefit payments under the withdrawal option you  have elected as follows:

•          If you  elect the Investment Back withdrawal option, you  will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your  death, we  will continue payments as described in GMWB 2-SL Upon Death.

•          If you  elect the For Life withdrawal option, you  will receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment until the later of

•          the date the For Life remaining withdrawal benefit base is zero; or

•          the date of your  death (annuitant’s death if the owner  is not a natural person).

If there is any For Life remaining withdrawal benefit base at the time of your  death, we  will continue payments as described below.

GMWB 2-SL Upon Death

When the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcome if your  Contract accumulated value is greater than zero at your  death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary

The primary beneficiary(ies) must elect one of the following:

a. receive the death benefit under the Contract*; or

b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your  death, only your  beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary

Your spouse may

a. continue the Contract with or without this rider as set forth below in Spousal Continuation of the GMWB 2-SL Rider; or

b. elect one of the following:

•         receive the death benefit under the Contract*;

•         receive the Investment Back remaining withdrawal benefit base as a series of payments.**

All other primary beneficiaries must elect one of the options listed above in b.

Unless your  spouse elects to continue the Contract with this rider, only your  spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

Appendix F – GMWB 2-SL (No Longer Available for Sale)                                                                      152

If you die and...	And...	Then...
You are a joint owner	The surviving joint owner is not your spouse

Your surviving owner  must elect one of the following:

a. receive the death benefit under the Contract*; or

b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your  death, only the surviving owner’s  right to the above selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse

Your spouse may

a. continue the Contract with or without this rider as set forth below in Spousal Continuation of the GMWB 2-SL Rider; or

b. elect one of the following:

•   receive the death benefit under the Contract*;

•   receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Unless the surviving spouse owner  elects to continue the Contract with this rider, upon your  death, only your  spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*     Please see 8. Death Benefit for an explanation of the Contract’s death benefit and payment options available for the Contract’s death benefit.

**    We  will make payments in an amount and frequency acceptable to us. If a surviving owner  or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.

If...	And...	Then...
The annuitant dies	The owner is not a natural person

The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant’s death we  will make equal payments to the surviving beneficiaries unless the owner  provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant’s death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

Appendix F – GMWB 2-SL (No Longer Available for Sale)                                                                      153

When the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if your  Contract accumulated value is zero at your  death but the rider still has value.

If you die and…	And…	Then…
You are the sole owner	You elected the For Life withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are the sole owner	You elected the Investment Back withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.
You are a joint owner	You elected the For Life withdrawal option*

We will continue payments to the surviving joint owner according to the schedule established when you  made your  election until the For Life remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we  will continue payments to the beneficiary(ies) according to the schedule established when you  made your  election until the For Life remaining withdrawal benefit base reduces to zero.

You are a joint owner	You elected the Investment Back withdrawal option*

We will continue payments to the surviving joint owner according to the schedule established when you  made your  election until the Investment Back remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we  will continue payments to the beneficiary(ies) according to the schedule established when you  made your  election until the Investment Back remaining withdrawal benefit base reduces to zero.

*     Please see Effect of the Contract Accumulated Value Reaching Zero under the Rider , above, for more details regarding election of the For Life withdrawal option or the Investment Back withdrawal option.

If...	And...	Then...
The annuitant dies	The owner is not a natural person The owner elected the For Life Withdrawal option* The owner elected the Investment Back withdrawal option*

The beneficiary(ies) receive the death benefit under the Contract

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner  made its election until the For Life remaining withdrawal benefit base reduces to zero

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner  made its election until the Investment Back remaining withdrawal benefit base reduces to zero.

Appendix F – GMWB 2-SL (No Longer Available for Sale)                                                                      154

Termination and Reinstatement of the Rider

You may not terminate this rider prior to the 5th Contract anniversary  following the rider effective date.

At any point in time, we  will terminate this rider upon the earliest to occur of

•          the date you  send us notice to terminate the rider (after the 5th Contract anniversary  following the rider effective date). This will terminate the rider, not the Contract.

•          the date you  fully annuitize, fully surrender or otherwise terminate the Contract.

•          the date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.

•          the date the Contract owner  is changed (annuitant  is changed if the owner  is not a natural person), except a change in owner  due to a spousal continuation of the rider as described in Spousal Continuation of the GMWB 2-SL Rider.

•          the date your  surviving spouse elects to continue the Contract without this rider.

If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.

If you  surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we  will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.

Spousal Continuation of the GMWB 2-SL Rider

If you  die while this rider is in effect and if your  surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if

1.   the Contract accumulated value is greater than zero;

2.   the Contract and this rider have not been previously continued; and

3.   your  Spouse is either

a.   your  primary beneficiary, if you  were the sole owner; or

b.   the surviving joint owner, if there were joint owners.

If your  spouse elects to continue the Contract with this rider, your  spouse may take withdrawals under the Investment Back withdrawal option until the Investment Back remaining withdrawal benefit base reduces to zero. The For Life withdrawal option terminates upon your  death. All other provisions of this rider will continue as in effect on the date of your  death.

If your  spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.

NOTE:  Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.

Effect of Divorce on the Rider

Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of this rider while the former spouse will no longer have any such rights or be entitled to any benefits under this rider. If you  take a withdrawal to satisfy a court order to pay a portion of the Contract to your  former spouse, any portion of such withdrawal that exceeds the available withdrawal benefit payments will be deemed an excess withdrawal under this rider.

Note: If this excess withdrawal causes both the For Life withdrawal benefit base and the Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary  unless you  make additional premium payments or a GMWB Step-Up is applied.

Appendix F – GMWB 2-SL (No Longer Available for Sale)                                                                      155

GMWB 2- SL Rider Summary

Name of Rider	GMWB 2 – SL (Single Life)
Marketing Name	Investment Protector Plus 2 Rider
Rider Issue Age	45 – 80
Rider Charge

GMWB 2 -SL Rider Charges (as a percentage of average quarterly Investment Back withdrawal benefit base)

•          Maximum annual charge is 1.00%.

•          Current annual charge if you  opt out of future GMWB Step-Ups after the Contract’s 2010 anniversary  is 0.75%.

•          Current annual charge if you  do not opt out of future GMWB Step-Ups after the Contract’s 2010 anniversary  is 0.95%.

Guaranteed Minimum Withdrawal Benefits	• Investment Back • For Life
Annual Withdrawal Limits

•          Investment Back — 7% of the Investment Back withdrawal benefit base.

•          For Life — tiered percentages based on age at first withdrawal, beginning at 3.50% and capping at a maximum of 6.50% of the For Life withdrawal benefit base

For Life Withdrawal Benefit Payments

•          Single Life only

•          Available the Contract anniversary  following the date the oldest owner  turns 59½ — all withdrawals prior to that Contract anniversary  are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up

•          Automatic annual GMWB Step-Up available until the later of (a) the Contract anniversary  prior to age 80 or (b) 10 years after the rider effective date.

•          There are no restrictions on Step-Ups of the remaining withdrawal benefit base after reducing to zero.

GMWB Bonus

•          If no withdrawals are taken, a GMWB Bonus is applied to the benefit bases on each Contract anniversary  as shown below.

•          Year 1 — 7.00% of premium payments

•          Year 2 — 6.00% of premium payments

•          Year 3 — 5.00% of premium payments

Investment Restrictions	• You must select one of the GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.
Spousal Continuation

•          At the death of the first owner  to die, a spouse who is a joint owner or primary beneficiary may continue the Contract with or without this rider.

•          Only the Investment Back withdrawal option continues; the For Life withdrawal option terminates.

Appendix F – GMWB 2-SL (No Longer Available for Sale)                                                                      156

EXAMPLES

These examples have been provided to assist you  in understanding the various features of the GMWB 2-SL Rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the GMWB 2-SL Rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.

NOTE:  For the purpose of the following examples, a partial annuitization  has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.

Examples Without Excess Withdrawals (Examples 1-3)

The examples without excess withdrawals assume the following:

•          the client is age 62 and the client’s spouse is age 60 on the rider effective date.

•          initial premium payment = $100,000.

•          the withdrawal benefit bases prior to partial surrender = $100,000.

•          the remaining withdrawal benefit bases prior to partial surrender = $100,000.

•          Investment Back (7%) withdrawal benefit payment = $7,000.

•          For Life (5%) withdrawal benefit payment = $5,000, if withdrawals start prior to the client attaining age 70.

Example 1

In contract year one, no withdrawals are taken.

On the first Contract anniversary:

•          a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is $100,000 x 0.07 = $7,000.

•          there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•          Investment Back:

•          the new Investment Back withdrawal benefit base is $100,000 + 7,000 = $107,000;

•          the new Investment Back remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and

•          the new Investment Back withdrawal benefit payment is $107,000 x 0.07 = $7,490.

•          For Life:

•          the new For Life withdrawal benefit base is $100,000 + 7,000 = $107,000;

•          the new For Life remaining withdrawal benefit base is $100,000 + 7,000 = $107,000; and

•          the new For Life withdrawal benefit payment is $107,000 x 0.05 = $5,350.

Example 2

In contract year one:

•          no withdrawals are taken.

•          the client makes a premium payment of $50,000.

On the first Contract anniversary:

•          a 7% GMWB bonus is credited to the withdrawal benefit base. The credit is ($100,000 + $50,000) x 0.07 = $10,500.

•          there is no GMWB Step-Up because the withdrawal benefit bases after the bonus is credited are larger than the Contract’s accumulated value.

•          Investment Back:

•          the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;

•          the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and

•          the new Investment Back withdrawal benefit payment is $160,500 x 0.07 = $11,235.

•          For Life:

•          the new For Life withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500;

•          the new For Life remaining withdrawal benefit base is $100,000 + $50,000 + $10,500 = $160,500; and

•          the new For Life withdrawal benefit payment is $160,500 x 0.05 = $8,025.

Appendix F – GMWB 2-SL (No Longer Available for Sale)                                                                      157

Example 3

In each of the first two contract years, the client takes a withdrawal of $5,000. Assume there is no GMWB Step-Up on the first Contract anniversary. On the 2nd Contract anniversary, the client will receive GMWB Step-Up if the Contract’s accumulated value is greater than the applicable withdrawal benefit base.

If the accumulated value on the second contract anniversary is:	$95,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$100,000 x 0.05 = $5,000
Remaining withdrawal Benefit Base	$90,000	$90,000
After step-up
Withdrawal Benefit Base	$100,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$110,000 x 0.05 = $5,500
Remaining Withdrawal Benefit Base	$95,000	$110,000

Examples With Excess Withdrawals (Examples 4-5)

The excess withdrawal examples assume the following:

•          the client is age 62 and elected For Life withdrawal benefit payments at the first withdrawal and therefore, locks-in the For Life withdrawal benefit payment percentage at 5%.

•          the initial premium payment is $100,000

•          the withdrawal benefit bases prior to partial surrender = $100,000

•          the remaining withdrawal benefit bases prior to partial surrender = $100,000

•          Investment Back (7%) withdrawal benefit payment = $7,000

•          For Life (5%) withdrawal benefit payment = $5,000

•          Withdrawal taken = $8,000

•          excess amount under the Investment Back withdrawal option is $1,000; and

•          excess amount under the For Life withdrawal option is $3,000

Example 4

In this example, assume the accumulated value prior to the withdrawal is $90,000.

Withdrawal Benefit Base Calculation

On the Contract anniversary  following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Appendix F – GMWB 2-SL (No Longer Available for Sale)                                                                      158

Investment Back

The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 - $1,204.82 = $98,795.18.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and

b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment remaining prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

For Life

The amount of the adjustment* is $3,529.41. The new For Life withdrawal benefit base is $100,000 - $3,529.41 = $96,470.59.

*The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and

b = $3,529.41 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);

2 = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Remaining Withdrawal Benefit Base Calculation

The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back

The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52.

*The amount of the adjustment is (a plus b) where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and

b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $1,120.48 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

Appendix F – GMWB 2-SL (No Longer Available for Sale)                                                                      159

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

Appendix F – GMWB 2-SL (No Longer Available for Sale)                                                                      160

For Life

The amount of the adjustment* is $8,352.94 (the amount of the For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.

*     The amount of the adjustment is (a plus b) where:

a = $5,000 (the actual amount withdrawn that does not exceed the For Life withdrawal benefit payment); and

b = $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $3,352.94 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the For Life withdrawal benefit payment remaining prior to the withdrawal ($3,000);

y = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Withdrawal Benefit Payment Calculation (for the next contract year)

The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back

The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.

For Life

The new For Life withdrawal benefit payment is $96,470.59 x 0.05 = $4,823.53.

Example 5

In this example, assume the accumulated value prior to the withdrawal is $110,000.

Withdrawal Benefit Base Calculation

On the Contract anniversary  following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Investment Back

The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.

*     The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and

b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)

Appendix F – GMWB 2-SL (No Longer Available for Sale)                                                                      161

For Life

The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,000 = $97,000.

*     The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and

b = $2,857.14 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

2 = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Remaining Withdrawal Benefit Base Calculation

The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back

The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*     The amount of the adjustment is a plus b where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and

b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $902.91 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

For Life

The amount of the adjustment* is $8,000 (the amount of the For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*     The amount of the adjustment is a plus b where:

a = $5,000 (the actual amount withdrawn that does not exceed the For Life withdrawal benefit payment); and

b = $3,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $2,714.28 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

y = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Appendix F – GMWB 2-SL (No Longer Available for Sale)                                                                      162

Withdrawal Benefit Payment Calculation (for the next contract year)

The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back

The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.

For Life

The new For Life withdrawal benefit payment is $97,000 x 0.05 = $4,850.

Appendix F – GMWB 2-SL (No Longer Available for Sale)                                                                      163

APPENDIX G — GMWB 1 (No Longer Available For Sale)

GMWB 1 Rider -- (Investment Protector Plus)

Appendix G is only applicable to Contract owners  who purchased the GMWB 1 rider while it was available. The GMWB 1 Rider was available from March 1, 2005 until January 3, 2010.

For GMWB 1 rider applications signed on or after February 16, 2009, the current annual charge for the rider is 0.80% of the average quarterly Investment Back remaining withdrawal benefit base. The charge is taken at the end of the calendar quarter at 0.20%, based on the average quarterly Investment Back remaining withdrawal benefit base during the calendar quarter. The average quarterly Investment Back remaining withdrawal benefit base is equal to the Investment Back remaining withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back remaining withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we  calculated it annually. For example, if your  withdrawal benefit base is changed on your  Contract anniversary, the fee for that calendar quarter will vary from the other quarters.

For GMWB 1 rider applications signed before February 16, 2009, the current annual charge for the rider is 0.60% of the average quarterly Investment Back remaining withdrawal benefit base. The charge is taken at the end of the calendar quarter at 0.15%, based on the average quarterly Investment Back remaining withdrawal benefit base during the calendar quarter. The average quarterly Investment Back remaining withdrawal benefit base is equal to the Investment Back remaining withdrawal benefit base at the beginning of the calendar quarter plus the Investment Back remaining withdrawal benefit base at the end of the calendar quarter and the sum is divided by two. There may be times when the sum of the four quarterly fee amounts is different than the fee amount if we  calculated it annually. For example, if your  withdrawal benefit base is changed on your  Contract anniversary, the fee for that calendar quarter will vary from the other quarters.

We reserve the right to increase the rider charge up to a maximum annual charge of 0.85% (0.2125% quarterly) of the average quarterly Investment Back remaining withdrawal benefit base. If you  elect a GMWB Step-Up, you  will be charged the then current rider charge.

At the end of each calendar quarter (or on the next valuation date, if the calendar quarter ends on a non-valuation date), the rider charge is deducted through the redemption of units from your  accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a calendar quarter, the rider charge is prorated according to the number of days this rider is in effect during the calendar quarter. Upon termination of this rider, the rider charge will be based on the number of days this rider is in effect during the calendar quarter.

The rider charge is intended to reimburse us for the cost of the protection provided by this rider.

Eligibility requirements for the GMWB 1 Rider are that the oldest owner  (or oldest annuitant  if the owner  is not a natural person) must be younger than age 81.

Rider Restrictions/Limitations

Once elected, the GMWB rider may not be terminated for five contract years following the rider effective date.

There is a charge for the GMWB rider which can increase up to the guaranteed maximum charge for the rider (see SUMMARY OF EXPENSE INFORMATION).

This rider does not restrict or change your  right to take — or not take — withdrawals under the Contract. All withdrawals reduce the Contract accumulated value by the amount withdrawn and are subject to the same conditions, limitations, fees, charges and deductions as withdrawals otherwise taken under the provisions of the Contract; for example, withdrawals will be subject to surrender charges if they exceed the free surrender amount (see 2. CHARGES AND DEDUCTIONS). However, any withdrawals may have an impact on the value of your  rider’s benefits.

Appendix F – GMWB 2-SL (No Longer Available for Sale)                                                                      164

Election of the GMWB rider results in restriction of your  Contract investment options to the more limited GMWB investment options (see Appendix B). The GMWB investment options reflect a balanced investment objective that is intended to support the rider guarantees. If your  investment objective is aggressive growth, the rider investment restrictions may not support your  investment objective. We  reserve the right to modify the list of available GMWB investment options from time to time, subject to compliance with applicable regulations.

GMWB 1 Terms

We use the following definitions to describe the features of this rider:

•          Excess Withdrawal — the portion of a withdrawal that exceeds the available withdrawal benefit payment for a withdrawal option.

•          GMWB Bonus — a bonus credited to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option, provided certain conditions are met.

•          GMWB Step-Up — an increase to the withdrawal benefit base and/or remaining withdrawal benefit base for each withdrawal option to an amount equal to your  Contract’s accumulated value on the most recent Contract anniversary, provided certain conditions are met.

•          Remaining withdrawal benefit base — the amount available for future withdrawal benefit payments under a withdrawal option. The remaining withdrawal benefit base for each withdrawal option is calculated separately.

•          Required minimum distribution (“RMD”) amount — the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of Section 401(a)(9) of the Internal Revenue Code of 1986, as amended, and related Code provisions in effect as of the rider effective date.

•          Rider effective date — the date the rider is issued.

•          Withdrawal — any partial surrender (including surrender charges, if any) and/or any partial annuitization  of your  Contract’s accumulated value.

•          Withdrawal benefit base — the basis for determining the withdrawal benefit payment available each year under a withdrawal option. The withdrawal benefit base for each withdrawal option is calculated separately.

•          Withdrawal benefit payment — the amount that we  guarantee you  may withdraw each contract year under a withdrawal option.

GMWB Investment Options

While a GMWB rider is in effect, the investment options you  may select are restricted. The limited investment options available under a GMWB rider (the “GMWB investment options”) reflect a balanced investment objective and if your  investment goal is aggressive growth, a GMWB rider may not support your  investment objective. With GMWB investment options that reflect a balanced investment objective, there is potentially a reduced likelihood that we  will have to make GMWB benefit payments when the Contract value goes to zero, reaches the maximum annuitization date, or if there is a death claim.

The GMWB investment options are shown in Appendix B. While the GMWB rider is in effect, the investment options you  may select are restricted. The limited investment options available under the GMWB rider are intended to support the rider’s guarantees with a balanced investment objective. It is your  responsibility to select your  GMWB investment option. You  may wish to ask your  financial advisor to assist you  in making your  selection. We  reserve the right to modify the list of available GMWB investment options, subject to compliance with applicable regulations.

Withdrawal Options

For Life Withdrawal Option. This option is intended to help you  avoid the risk of out-living your  money. You  are eligible to take For Life withdrawal benefit payments beginning (i) on the rider effective date if the oldest owner  (or the oldest annuitant, if the Contract owner  is not a natural person) is at least age 59½ or (ii) on the Contract anniversary  following the date that the oldest owner  (or the oldest annuitant, if applicable) attains age 59½. Once eligible, you  may withdraw an amount up to the annual For Life withdrawal benefit payment until the earlier of the date of your  death (annuitant’s death, where applicable) or the date the For Life withdrawal benefit base reduces to zero.

Investment Back Withdrawal Option. This option is intended to allow a more rapid recovery of your  premium payments (approximately 14 years). You  are eligible to take Investment Back withdrawal benefit payments beginning on the rider effective date. You  may withdraw an amount up to the annual Investment Back withdrawal benefit payment until the earlier of the date of your  death (annuitant’s death if the owner  is not a natural person) or the date the Investment Back remaining withdrawal benefit base equals zero.

Appendix F – GMWB 2-SL (No Longer Available for Sale)                                                                      165

Withdrawal Benefit Base

Each withdrawal option has its own withdrawal benefit base, which is used to calculate the annual withdrawal benefit payment for that option. We  calculate the withdrawal benefit base for the Investment Back and the For Life withdrawal options separately on

•          the rider effective date; and

•          each Contract anniversary.

The initial withdrawal benefit base for both withdrawal options is equal to the initial premium payment.

On each Contract anniversary, the withdrawal benefit base for each withdrawal option is

•          increased dollar-for-dollar by any additional premium payments made since the previous Contract anniversary  and any GMWB Bonus credited since the previous Contract anniversary; and

•          decreased to reflect any excess withdrawals taken since the previous Contract anniversary  (the reduction will be greater than dollar-for-dollar, if the Contract accumulated value is less than the withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, for information about the negative effect that excess withdrawals have on the riders.

Withdrawal Benefit Payments

The For Life withdrawal benefit payment is equal to 5% of the For Life withdrawal benefit base. The Investment Back withdrawal benefit payment is equal to 7% of the Investment Back withdrawal benefit base.

Remaining Withdrawal Benefit Base

Each withdrawal option has its own remaining withdrawal benefit base. The remaining withdrawal benefit base is used to determine the amount available for future withdrawal benefit payments under each withdrawal option. We  calculate the For Life and the Investment Back remaining withdrawal benefit bases separately on

•          the rider effective date;

•          when a premium payment is made;

•          when any applicable GMWB Bonus is credited; and

•          when a withdrawal is taken.

The initial remaining withdrawal benefit base for both withdrawal options is equal to the initial premium payment (and likewise equal to the initial withdrawal benefit base) on the rider effective date.

After the rider effective date, the remaining withdrawal benefit base for each withdrawal option will be

•          increased dollar-for-dollar by each additional premium payment made and each GMWB Bonus credited;

•          decreased dollar-for-dollar for each withdrawal benefit payment taken; and

•          decreased to reflect any excess withdrawals taken since the previous Contract anniversary  (the reduction will be greater than dollar-for-dollar, as shown below, if the Contract accumulated value is less than the remaining withdrawal benefit base at the time of the excess withdrawal). See Excess Withdrawals, for information about the negative effect that excess withdrawals have on the riders.

Effect of Withdrawals

This rider does not require you  to take an available withdrawal benefit payment. If you  want to take advantage of the rider’s GMWB Bonus feature, withdrawals cannot be taken during the period the GMWB Bonus is available.

If you  elect not to take an available withdrawal benefit payment, that amount will not be carried forward to the next contract year.

Each time you  take a withdrawal, it is reflected immediately in your  Contract accumulated value and in the remaining withdrawal benefit base for each withdrawal option.

If you  take excess withdrawals, the withdrawal benefit base for each withdrawal option will be reduced on the next Contract anniversary. See Excess Withdrawals for information about the negative effect of excess withdrawals.

Appendix F – GMWB 2-SL (No Longer Available for Sale)                                                                      166

To help you  better understand the various features of the GMWB 1 rider and to demonstrate how premium payments made and withdrawals taken from the Contract affect the values and benefits under the rider, we  have provided several examples at the end of this appendix.

Excess Withdrawals

Any withdrawals that exceed the available withdrawal benefit payments for either withdrawal option are excess withdrawals.

Excess withdrawals reduce withdrawal benefit payments, the withdrawal benefit bases, and the remaining withdrawal benefit bases for the two withdrawal options. The reductions can be greater than dollar-for-dollar when the Contract accumulated value is less than the applicable withdrawal benefit base or remaining withdrawal benefit base at the time of the excess withdrawal, as shown below.

Effect on withdrawal benefit base. Excess withdrawals will reduce each of the withdrawal benefit bases in an amount equal to the greater of:

•          the excess withdrawal, or

•          the result of (a divided by b) multiplied by c, where:

a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;

b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting     the amount of the excess withdrawal; and

c = the withdrawal benefit base prior to the adjustment for the excess withdrawal.

Effect on remaining withdrawal benefit base. Excess withdrawals will reduce each of the remaining withdrawal benefit bases in an amount equal to the greater of:

•          the excess withdrawal, or

•          the result of (a divided by b) multiplied by c, where:

a = the amount withdrawn that exceeds the available withdrawal benefit payment prior to the withdrawal;

b = the Contract accumulated value after the withdrawal benefit payment is deducted, but prior to deducting the amount of the excess withdrawal; and

c = the remaining withdrawal benefit base prior to the adjustment for the excess withdrawal.

NOTE:  All withdrawals taken prior to the date that the oldest owner  (oldest annuitant, if applicable) has met the For Life age eligibility requirement are excess withdrawals.

NOTE:  For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals. (See Required Minimum Distribution, (RMD) Program for GMWB Riders.)

Required Minimum Distribution (RMD) Program for GMWB Riders

Tax-qualified contracts are subject to certain federal tax rules requiring that RMD be taken on a calendar year basis (i.e., compared to a contract year basis), usually beginning after age 70½.

If you  are eligible for and enroll in our RMD Program for GMWB Riders, as discussed below, a withdrawal taken to satisfy RMD for the Contract (an “RMD amount”) that exceeds a withdrawal benefit payment for that contract year will not be deemed an excess withdrawal.

Appendix F – GMWB 2-SL (No Longer Available for Sale)                                                                      167

RMD Program. Eligibility in the RMD Program for GMWB Riders is determined by satisfaction of the following requirements:

•          your  Contract may not have the Enhanced Death Benefit Rider;

•          the amount required to be distributed each calendar year for purposes of satisfying the RMD rules of the Internal Revenue Code is based only on this Contract (the “RMD amount”); and

•          you  have elected scheduled withdrawal payments.

NOTE:  Although enrollment in the RMD Program for GMWB Riders does not prevent you  from taking an unscheduled withdrawal, an unscheduled withdrawal will cause you  to lose the RMD Program protections for the remainder of the contract year. This means that any withdrawals (scheduled or unscheduled) during the remainder of the contract year that exceed applicable withdrawal benefit payments will be treated as excess withdrawals, even if the purpose is to take the RMD amount. You  will automatically be re-enrolled in the RMD Program for GMWB Riders on your  next Contract anniversary.

We reserve the right to modify or eliminate the RMD Program for GMWB Riders; for example, if there is a change to the Internal Revenue Code or Internal Revenue Service rules or interpretations relating to RMD, including the issuance of relevant IRS guidance. We  will send you  at least 30 days advance notice  of any change in or elimination of the RMD Program for GMWB Riders. Any modifications or elimination of the RMD Program for GMWB Riders will take effect after notice. If we  exercise our right to modify or eliminate the RMD Program for GMWB Riders, then any withdrawal in excess of a withdrawal benefit payment after the effective date of the program’s modification or elimination will be deemed an excess withdrawal.

For riders issued prior to March 25, 2008, on qualified contracts, withdrawals taken prior to November 22, 2008, to satisfy the required minimum distribution for a Contract that exceed the applicable withdrawal benefit payment, will be deemed excess withdrawals.

You may obtain more information regarding our RMD Program for GMWB Riders by contacting your  registered representative or by calling us at 1-800-852-4450.

GMWB Bonus

On each of the first five Contract anniversaries following the rider effective date, we  will credit a bonus of 5% of premium payments as of the Contract anniversary  (“GMWB Bonus”) to the withdrawal benefit base and the remaining withdrawal benefit base for each withdrawal option provided  that you  have not taken any withdrawals since the rider effective date.

The GMWB Bonus is no longer available after the earlier of

•          the fifth Contract anniversary  following the rider effective date; or

•          the date you  take a withdrawal following the rider effective date.

NOTE:  The GMWB Bonus is used only for purposes of calculating the withdrawal benefit bases and the remaining withdrawal benefit bases. The GMWB Bonus is not added to your  Contract accumulated value.

GMWB Step-Up

Beginning with the fifth Contract anniversary  after the rider effective date, if your  Contract accumulated value is greater than the Investment Back remaining withdrawal benefit base, you  may elect to increase (“Step-Up”) the withdrawal benefit bases and remaining withdrawal benefit bases. The GMWB Step-Up resets the withdrawal benefit base and increases the remaining withdrawal benefit base for both the Investment Back and For Life withdrawal options to your  Contract accumulated value on the most recent Contract anniversary.

To elect the GMWB Step-Up, you  must notify us within 30 days after your  fifth Contract anniversary  following the rider effective date. If you  do not elect to Step-Up at that time, you  are eligible to take a GMWB Step-up election within the 30-day period following any subsequent Contract anniversary, based on the Contract accumulated value on that Contract anniversary. Once a GMWB Step-Up has occurred, you  must wait five contract years to elect another Step-Up.

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                            168

By electing a GMWB Step-Up, you  agree to accept the then current rider charge. If you  do not elect a GMWB Step-Up, the charge for this rider will not change. By electing a GMWB Step-Up you  agree to select from the then current GMWB investment options.

If your  surviving spouse continues your  Contract with this rider attached (see Spousal Continuation of the GMWB 1 Rider), your  surviving spouse may elect a special GMWB Step-Up at the time of making the spousal election. The special GMWB Step-Up and then current rider charge will be applied on the next Contract anniversary  and a new five-year Step-Up period will begin. If your  surviving spouse does not elect the special GMWB Step-Up, the Step-Up feature will continue according to the terms of the rider, and the charge for the rider will not change.

If your  rider has an effective date on or after June 15, 2008, it will provide that if your  Investment Back remaining withdrawal benefit base reduces to zero, your  rider is no longer eligible for any future Step-Ups of the remaining withdrawal benefit bases under either withdrawal option, even if you  make subsequent premium payments.

Effect of the Contract Accumulated Value Reaching Zero Under the Rider

In the event that the Contract accumulated value reduces to zero, you  must elect either

•          the Investment Back withdrawal option (only available if the Investment Back remaining withdrawal benefit base is greater than zero); or

•          the For Life withdrawal option (only available if the For Life withdrawal benefit base is greater than zero).

The For Life withdrawal option allows you  to spread your  withdrawal benefit payments over your  lifetime. The Investment Back withdrawal option provides a faster pay out of withdrawal benefit payments.

We will pay the withdrawal benefit payments under the withdrawal option you  have elected as follows:

•          If you  elect the Investment Back withdrawal option, you  will receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment until the Investment Back remaining withdrawal benefit base is zero.

If there is any Investment Back remaining withdrawal benefit base at the time of your  death, we  will continue payments as described in GMWB 1 Upon Death.

•          If you  elect the For Life withdrawal option, you  will receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of

•          the date the For Life remaining withdrawal benefit base is zero; or

•          the date of your  death (annuitant’s death if the owner  is not a natural person).

If there is any For Life remaining withdrawal benefit base at the time of your  death, we  will continue payments as described in GMWB 1 Upon Death.

NOTE:  In the event that the Contract accumulated value reduces to zero, the withdrawal benefit payments elected above will continue, but all other rights and benefits under this rider and the Contract (including the death benefits) will terminate, and no additional premium payments will be accepted.

We will send you  prior written notice  whenever reasonably feasible if your  Contract accumulated value is approaching zero.

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                            169

Effect of Reaching the Maximum Annuitization Date Under the Rider

On or before the maximum annuitization date, you  must elect one of the Contract or GMWB rider payment options described below.

1. Contract payment options:

•          Payments resulting from applying the Contract accumulated value to an annuity benefit payment option.

•          Payment of the Contract accumulated value as a single payment.

2. GMWB payment options:

•          You  may elect the Investment Back withdrawal option and receive fixed scheduled payments each year in the amount of the Investment Back withdrawal benefit payment, until the Investment Back remaining withdrawal benefit base is zero. If there is any Investment Back remaining withdrawal benefit base at the time of your  death (death of the first annuitant  to die if the owner  is not a natural person), we  will continue payments as described in GMWB 1 Upon Death.

•          You  may elect the For Life withdrawal option and receive fixed scheduled payments each year in the amount of the For Life withdrawal benefit payment, until the later of

•          the date the For Life remaining withdrawal benefit base is zero; or

•          the date of your  death (the death of the first annuitant  to die if the owner  is not a natural person).

If there is any For Life remaining withdrawal benefit base at the time of your  death, we  will continue payments as described in GMWB 1 Upon Death.

The For Life withdrawal option allows you  to spread your  withdrawal benefit payments over your  lifetime. The Investment Back withdrawal option provides a faster payout of rider withdrawal benefit payments.

We will send you  written notice  at least 30 days prior to the maximum annuitization date and ask you  to select one of the available payment options listed above. If we  have not received your  election as of the maximum annuitization date, we  will automatically apply your  Contract accumulated value to an annuity benefit payment option:

•          for Contracts with one annuitant  – Life Income with payments guaranteed for a period of 10 years.

•          for Contracts with joint annuitants – Joint and Full Survivor Income with payments guaranteed for a period of 10 years.

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                            170

GMWB 1 Upon Death

When the Contract Accumulated Value is Greater than Zero. The following table illustrates the various situations and the resulting outcomes if your  Contract accumulated value is greater than zero at your  death.

If you die and...	And...	Then...
You are the sole owner	Your spouse is not named as a primary beneficiary

The primary beneficiary(ies) must elect one of the following:

a. receive the death benefit under the Contract*; or

b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your  death, only your  beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are the sole owner	Your spouse is named as a primary beneficiary

Your spouse may

a. continue the Contract with or without this rider as set forth below in Spousal Continuation of the GMWB 1 Rider; or

b. elect one of the following:

•   receive the death benefit under the Contract*;

•   receive the Investment Back remaining withdrawal benefit base as a series of payments.**

All other primary beneficiaries must elect one of the options listed above in b.

Unless your  spouse elects to continue the Contract with this rider, only your  spouse’s and beneficiary(ies)’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is not your spouse

Your surviving owner  must elect one of the following

a. receive the death benefit under the Contract*; or

b. receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Upon your  death, only the surviving owner’s  right to the above selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

You are a joint owner	The surviving joint owner is your spouse

Your spouse may

a. continue the Contract with or without this rider as set forth below in Spousal Continuation of the GMWB 1 Rider; or

b. elect one of the following:

•   receive the death benefit under the Contract*;

•   receive the Investment Back remaining withdrawal benefit base as a series of payments.**

Unless the surviving spouse owner  elects to continue the Contract with this rider, upon your  death, only your  spouse’s right to the above-selected payments will continue; all other rights and benefits under the rider and Contract will terminate.

*     Please see 8. DEATH BENEFIT for an explanation of the Contract’s death benefit and payment options available for the Contract’s death benefit.

**    We  will make payments in an amount and frequency acceptable to us. If a surviving owner  or beneficiary chooses a periodic payment, it must be at least $100 per payment until the Investment Back remaining withdrawal benefit base is zero.

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                            171

If...	And...	Then...
The annuitant dies	The owner is not a natural person

The beneficiary(ies) receive the death benefit under the Contract.

If a beneficiary dies before the annuitant, on the annuitant’s death we  will make equal payments to the surviving beneficiaries unless the owner  provided us with other written instructions. If no beneficiary(ies) survive the annuitant, the death benefit is paid to the owner.

Upon the annuitant’s death, only the beneficiary(ies) right to the death benefit will continue; all other rights and benefits under the Contract will terminate.

When the Contract Accumulated Value is Zero. The following table illustrates the various situations and the resulting outcomes if your  Contract accumulated value is zero at your  death but the rider still has value.

If you die and…	And…	Then…
You are the sole owner	You elected the For Life withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the For Life remaining withdrawal benefit base reduces to zero.
You are the sole owner	You elected the Investment Back withdrawal option*	We will continue payments to your beneficiary(ies) according to the schedule established when you made your election until the Investment Back remaining withdrawal benefit base reduces to zero.
You are a joint owner	You elected the For Life withdrawal option*

We will continue payments to the surviving joint owner according to the schedule established when you  made your  election until the For Life remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we  will continue payments to the beneficiary(ies) according to the schedule established when you  made your  election until the For Life remaining withdrawal benefit base reduces to zero.

You are a joint owner	You elected the Investment Back withdrawal option*

We will continue payments to the surviving joint owner according to the schedule established when you  made your  election until the Investment Back remaining withdrawal benefit base reduces to zero.

Upon the surviving joint owner’s death, we  will continue payments to the beneficiary(ies) according to the schedule established when you  made your  election until the Investment Back remaining withdrawal benefit base reduces to zero.

*     Please see Effect of the Contract Accumulated Value Reaching Zero under the Rider, above, for details regarding election of the For Life withdrawal option or the Investment Back withdrawal option.

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                            172

If...	And...	Then...
The annuitant dies	The owner is not a natural person The owner elected the For Life Withdrawal option* The owner elected the Investment Back withdrawal option*

The beneficiary(ies) receive the death benefit under the Contract.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner  made its election until the For Life remaining withdrawal benefit base reduces to zero.

We will continue payments to the owner’s beneficiary(ies) according to the schedule established when the owner  made its election until the Investment Back remaining withdrawal benefit base reduces to zero.

Spousal Continuation of the GMWB 1 Rider

If you  die while this rider is in effect and if your  surviving spouse elects to continue the Contract in accordance with its terms, the surviving spouse may also elect to continue this rider if

1.   the Contract accumulated value is greater than zero;

2.   the Contract and this rider have not been previously continued; and

3.   your  spouse is either

a.   your  primary beneficiary, if you  were the sole owner; or

b.   the surviving joint owner, if there were joint owners.

If your  spouse elects to continue the Contract with this rider, your  spouse may take withdrawals under the Investment Back withdrawal option until the Investment Back remaining withdrawal benefit base reduces to zero. The For Life withdrawal option terminates upon your  death. All other provisions of this rider will continue as in effect on the date of your  death.

If your  spouse elects to continue the Contract without this rider, this rider and all rights, benefits and charges under this rider will terminate and cannot be reinstated.

NOTE:  Although spousal continuation may be available under federal tax laws for a subsequent spouse, this rider may be continued one time only.

Effect of Divorce on the Rider

Generally, in the event of a divorce, the spouse who retains ownership of the Contract will continue to be entitled to all rights and benefits of this rider while the former spouse will no longer have any such rights or be entitled to any benefits under this rider. If you  take a withdrawal to satisfy a court order to pay a portion of the Contract to your  former spouse, any portion of such withdrawal that exceeds the available withdrawal benefit payments will be deemed an excess withdrawal under this rider.

Note: If this excess withdrawal causes both the For Life withdrawal benefit base and the Investment Back remaining withdrawal benefit base to go to zero, the rider will terminate at the next Contract anniversary  unless you  make additional premium payments or a GMWB Step-Up is applied.

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                            173

Termination and Reinstatement of the Rider

You may not terminate this rider prior to the 5th Contract anniversary  following the rider effective date.

At any point in time we  will terminate this rider upon the earliest to occur of

•          the date you  send us notice to terminate the rider (after the 5th Contract anniversary  following the rider effective date). This will terminate the rider, not the Contract.

•          the date you  fully annuitize, fully surrender or otherwise terminate the Contract.

•          the date the Investment Back remaining withdrawal benefit base and the For Life withdrawal benefit base are both zero.

•          the date the Contract owner  is changed (annuitant  is changed if the owner  is not a natural person), except a change in owner  due to a spousal continuation of the rider as described above in Spousal Continuation of the GMWB 1 Rider.

•          the date your  surviving spouse elects to continue the Contract without this rider.

If this rider terminates for any reason other than full surrender of the Contract, this rider may not be reinstated.

If you  surrender the Contract with this rider attached and the Contract is later reinstated, this rider also must be reinstated. At the time this rider is reinstated, we  will deduct rider charges scheduled during the period of termination and make any other adjustments necessary to reflect any changes in the amount reinstated and the Contract accumulated value as of the date of termination.

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                            174

GMWB 1 Rider -- Investment Protector Plus Summary

Name of Rider	GMWB 1
Marketing Name	Investment Protector Plus Rider
Rider Issue Age	0 – 80
Rider Charge

•          Current annual charge is 0.80% of the Investment Back remaining withdrawal benefit base for rider applications signed on or after February 16, 2009.

•          Current annual charge is 0.60% of the Investment Back remaining withdrawal benefit base for rider applications signed before February 16, 2009.

•          Maximum annual charge is 0.85% of the Investment Back remaining withdrawal benefit base.

Guaranteed Minimum Withdrawal Benefits	• Investment Back • For Life
Annual Withdrawal Limits	• Investment Back — 7% of the Investment Back withdrawal benefit base. • For Life — 5% of the For Life withdrawal benefit base
For Life Withdrawal Benefit Payments

•          Single Life only

•          Available the Contract anniversary  following the date the oldest owner  turns 59 ½ — all withdrawals prior to that Contract anniversary  are excess withdrawals under the For Life withdrawal option

Termination	• You may terminate this Rider anytime after the 5th Contract anniversary following the rider effective date
GMWB Step-Up

•          Optional GMWB Step-Up that you  may elect beginning with the 5th Contract anniversary. Once you  have elected a GMWB Step-Up, you  must wait at least 5 contract years to elect another GMWB Step-Up.

•          Rider effective dates on or after June 15, 2008: the remaining withdrawal benefit bases are not eligible for Step-Ups after the Investment Back remaining withdrawal benefit base reduces to zero, even if additional premium payments are made.

GMWB Bonus	• If no withdrawals are taken, a GMWB Bonus of 5% is applied to the benefit bases each year on the Contract anniversary for the first 5 years.
Investment Restrictions	• You must select one of the GMWB investment options; there are no additional restrictions on allocations to the Fixed Account or DCA Plus accounts.

EXAMPLES

These examples have been provided to assist you  in understanding the various features of this rider and to demonstrate how premium payments received and withdrawals taken from the Contract affect the values and benefits under the GMWB 1 Rider. These examples are based on certain hypothetical assumptions and are for illustrative purposes only. These examples are not intended to serve as projections of future investment returns.

NOTE:  For the purpose of the following examples, a partial annuitization  has the same effect as a partial surrender and both are referred to as a withdrawal in the following examples.

Examples Without Excess Withdrawals (Examples 1-5)

The examples without excess withdrawals assume the following:

•          the client is age 62.

•          initial premium payment = $100,000.

•          the withdrawal benefit bases prior to partial surrender = $100,000.

•          the remaining withdrawal benefit bases prior to partial surrender = $100,000.

•          Investment Back (7%) withdrawal benefit payment = $7,000.

•          For Life (5%) withdrawal benefit payment = $5,000.

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                            175

Example 1

In contract year one, no withdrawals are taken.

On the first Contract anniversary:

•          a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.05 = $5,000.

•          there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary  following the rider effective date.

•          Investment Back:

•          the new Investment Back withdrawal benefit base is $100,000 + $5,000 = $105,000;

•          the new Investment Back remaining withdrawal benefit base is $100,000 + $5,000 = $105,000; and

•          the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.

•          For Life:

•          the new For Life withdrawal benefit base is $100,000 + $5,000 = $105,000;

•          the new For Life remaining withdrawal benefit base is $100,000 + $5,000 = $105,000; and

•          the new For Life withdrawal benefit payment is $105,000 x 0.05 = $5,250.

Example 2

In contract year one:

•          no withdrawals are taken.

•          the client makes a premium payment of $50,000.

On the first Contract anniversary:

•          a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is ($100,000 + $50,000) x 0.05 = $7,500.

•          there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary  following the rider effective date.

•          Investment Back:

•          the new Investment Back withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;

•          the new Investment Back remaining withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500; and

•          the new Investment Back withdrawal benefit payment is $157,500 x 0.07 = $11,025.

•          For Life:

•          the new For Life withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500;

•          the new For Life remaining withdrawal benefit base is $100,000 + $50,000 + $7,500 = $157,500; and

•          the new For Life withdrawal benefit payment is $157,500 x 0.05 = $7,875.

Example 3

In contract year one, the client takes a withdrawal of $5,000.

On the first Contract anniversary:

•          Since a withdrawal was taken in contract year one, no GMWB bonus is credited.

•          there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary  following the rider effective date.

•          Investment Back:

•          the Investment Back withdrawal benefit base remains the same ($100,000);

•          the new Investment Back remaining withdrawal benefit base is $100,000 - $5,000 = $95,000; and

•          the Investment Back withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.07 = $7,000).

•          For Life:

•          the For Life withdrawal benefit base remains the same ($100,000);

•          the new For Life remaining withdrawal benefit base is $100,000 - $5,000 = $95,000; and

•          the For Life withdrawal benefit payment for the next contract year remains the same ($100,000 x 0.05 = $5,000).

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                            176

Example 4

In contract year one, no withdrawals are taken.

On the first Contract anniversary:

•          a 5% GMWB bonus is credited to the withdrawal benefit bases. The credit is $100,000 x 0.05 = $5,000.

•          there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary  following the rider effective date.

•          Investment Back:

•          the new Investment Back withdrawal benefit base is $100,000 + $5,000 = $105,000;

•          the new Investment Back remaining withdrawal benefit base is $100,000 + $5,000 = $105,000; and

•          the new Investment Back withdrawal benefit payment is $105,000 x 0.07 = $7,350.

•          For Life:

•          the new For Life withdrawal benefit base is $100,000 + $5,000 = $105,000;

•          the new For Life remaining withdrawal benefit base is $100,000 + $5,000 = $105,000; and

•          the new For Life withdrawal benefit payment is $105,000 x 0.05 = $5,250.

In contract year two, the client takes a withdrawal of $5,000.

On the second Contract anniversary:

•          Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•          there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary  following the rider effective date.

•          Investment Back:

•          the Investment Back withdrawal benefit base remains the same ($105,000);

•          the new Investment Back remaining withdrawal benefit base is $105,000 - $5,000 = $100,000; and

•          the Investment Back withdrawal benefit payment for the next contract year remains the same ($7,350).

•          For Life:

•          the For Life withdrawal benefit base remains the same ($105,000);

•          the new For Life remaining withdrawal benefit base is $105,000 - $5,000 = $100,000; and

•          the For Life withdrawal benefit payment for the next contract year remains the same ($5,250).

In contract year three, no withdrawals are taken.

On the third Contract anniversary:

•          Since a withdrawal was taken in contract year two, no GMWB bonus is credited.

•          there is no GMWB Step-Up because the client is not eligible until the fifth Contract anniversary  following the rider effective date.

•          Investment Back:

•          the Investment Back withdrawal benefit base remains the same ($105,000);

•          the Investment Back remaining withdrawal benefit base remains the same ($100,000); and

•          the Investment Back withdrawal benefit payment for the next contract year remains the same ($7,350).

•          For Life:

•          the For Life withdrawal benefit base remains the same ($105,000);

•          the For Life remaining withdrawal benefit base remains the same ($100,000); and

•          the For Life withdrawal benefit payment for the next contract year remains the same ($5,250).

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                            177

Example 5

In each of the first five contract years, the client takes a withdrawal of $5,000. No GMWB Bonus is credited since a withdrawal was taken in contract year one. On the fifth Contract anniversary, the client will receive GMWB Step-Up if the Contract’s accumulated value is greater than the Investment Back remaining withdrawal benefit base.

If the accumulated value on the fifth contract anniversary is:	$90,000	$110,000
Investment Back
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.07 = $7,000	$100,000 x 0.07 = $7,000
Remaining Withdrawal Benefit Base	$75,000	$75,000
After step-up
Withdrawal Benefit Base	$90,000	$110,000
Withdrawal Benefit Payment	$90,000 x 0.07 = $6,300	$110,000 x 0.07 = $7,700
Remaining Withdrawal Benefit Base	$90,000	$110,000
For Life
Prior to step-up
Withdrawal Benefit Base	$100,000	$100,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $5,000	$100,000 x 0.05 = $5,000
Remaining withdrawal Benefit Base	$75,000	$75,000
After step-up
Withdrawal Benefit Base	$90,000	$110,000
Withdrawal Benefit Payment	$100,000 x 0.05 = $4,500	$110,000 x 0.05 = $5,500
Remaining Withdrawal Benefit Base	$90,000	$110,000

Examples With Excess Withdrawals (Examples 6-7)

The excess withdrawal examples assume the following:

•          the client is age 62

•          the initial premium payment is $100,000

•          the Investment Back and For Life withdrawal benefit bases prior to partial surrender = $100,000

•          the remaining withdrawal benefit bases prior to withdrawal = $100,000

•          Investment Back (7%) withdrawal benefit payment = $7,000

•          For Life (5%) withdrawal benefit payment = $5,000

•          Withdrawal taken = $8,000

•          excess amount under the Investment Back withdrawal option is $1,000; and

•          excess amount under the For Life withdrawal option is $3,000

Example 6

In this example, assume the accumulated value prior to the withdrawal is $90,000.

Withdrawal Benefit Base Calculation

On the Contract anniversary  following the withdrawal, the withdrawal benefit base is adjusted for any excess withdrawals.

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                            178

Investment Back

The amount of the adjustment* is $1,204.82. The new Investment Back withdrawal benefit base is $100,000 - $1,204.82 = $98,795.18.

*     The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and

b = $1,204.82 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

For Life

The amount of the adjustment* is $3,529.41. The new For Life withdrawal benefit base is $100,000 - $3,529.41 = $96,470.59.

*     The amount of the adjustment for the excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and

b = $3,529.41 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

2 = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Remaining Withdrawal Benefit Base Calculation

The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back

The amount of the adjustment* is $8,120.48 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,120.48 = $91,879.52

*     The amount of the adjustment is a plus b where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and

b = $1,120.48 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $1,120.48 (the result of (x divided by y) multiplied by z) where;

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                            179

For Life

The amount of the adjustment* is $8,352.94 (the amount of the For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,352.94 = $91,647.06.

*     The amount of the adjustment is (a plus b) where:

a = $5,000 (the actual amount withdrawn that does not exceed the For Life withdrawal benefit payment); and

b = $3,352.94 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $3,352.94 (the result of (x divided by y) multiplied by z) where;

x = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

y = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($90,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Withdrawal Benefit Payment Calculation (for the next contract year)

The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back

The new Investment Back withdrawal benefit payment is $98,795.18 x 0.07 = $6,915.66.

For Life

The new “Single Life” For Life withdrawal benefit payment is $96,470.59 x 0.05 = $4,823.53.

Example 7

In this example, assume the accumulated value prior to the withdrawal is $110,000.

Withdrawal Benefit Base Calculation

On the Contract anniversary  following the withdrawal, the withdrawal benefit bases are adjusted for any excess withdrawals.

Investment Back

The amount of the adjustment* is $1,000 (the amount of the excess withdrawal). The new Investment Back withdrawal benefit base is $100,000 - $1,000 = $99,000.

*     The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $1,000 (the amount of the excess withdrawal); and

b = $970.87 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

2 = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $7,000); and

3 = the Investment Back withdrawal benefit base prior to the adjustment for the excess amount ($100,000)

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                            180

For Life

The amount of the adjustment* is $3,000 (the amount of the excess withdrawal). The new For Life withdrawal benefit base is $100,000 - $3,000 = $97,000.

*     The amount of the adjustment for excess withdrawal is the greater of a or b where:

a = $3,000 (the amount of the excess withdrawal); and

b = $2,857.14 (the result of (1 divided by 2) multiplied by 3) where:

1 = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

2 = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 minus $5,000); and

3 = the For Life withdrawal benefit base prior to the adjustment for the excess amount ($100,000).

Remaining Withdrawal Benefit Base Calculation

The remaining withdrawal benefit base is adjusted when withdrawals are taken.

Investment Back

The amount of the adjustment* is $8,000 (the amount of the Investment Back withdrawal benefit payment plus the excess withdrawal). The new Investment Back remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*     The amount of the adjustment is (a plus b) where:

a = $7,000 (the actual amount withdrawn that does not exceed the Investment Back withdrawal benefit payment); and

b = $1,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $1,000 (the amount of the excess withdrawal); and

2 = $902.91 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the Investment Back withdrawal benefit payment available prior to the withdrawal ($1,000);

y = the accumulated value after the Investment Back withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $7,000); and

z = the Investment Back remaining withdrawal benefit base after the Investment Back withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $7,000).

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                            181

For Life

The amount of the adjustment* is $8,000 (the amount of the For Life withdrawal benefit payment plus the excess withdrawal). The new For Life remaining withdrawal benefit base is $100,000 - $8,000 = $92,000.

*     The amount of the adjustment is (a plus b) where:

a = $5,000 (the actual amount withdrawn that does not exceed the For Life withdrawal benefit payment); and

b = $3,000 (a proportionate reduction for the excess withdrawal). The amount of the proportionate reduction is the greater of 1 or 2 where:

1 = $3,000 (the amount of the excess withdrawal); and

2 = $2,714.28 (the result of (x divided by y) multiplied by z) where:

x = the amount of the withdrawal greater than the For Life withdrawal benefit payment available prior to the withdrawal ($3,000);

y = the accumulated value after the For Life withdrawal benefit payment is deducted but prior to the withdrawal of the excess amount ($110,000 - $5,000); and

z = the For Life remaining withdrawal benefit base after the For Life withdrawal benefit payment is deducted but prior to the adjustment for the excess amount ($100,000 - $5,000).

Withdrawal Benefit Payment Calculation (for the next contract year)

The withdrawal benefit payment is the new withdrawal benefit base (calculated on the Contract anniversary) multiplied by the associated percentage. The For Life withdrawal benefit payment percentage is locked-in at 5%.

Investment Back

The new Investment Back withdrawal benefit payment is $99,000 x 0.07 = $6,930.

For Life

The new For Life withdrawal benefit payment is $97,000 x 0.05 = $4,850.

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                            182

APPENDIX H - ENHANCED DEATH BENEFIT RIDER (No Longer Available For Sale)

For rider applications signed on or after January 4, 2010, the Enhanced Death Benefit Rider is not available.

The annual charge for this rider is 0.25% of the accumulated value (0.15% in New York and Washington). The charge is taken at the end of the calendar quarter at a quarterly rate of 0.0625% (0.0375% in New York and Washington) of the average accumulated value during the calendar quarter. We  reserve the right to increase this charge to an annual maximum of 0.30% (0.075% quarterly) of the average accumulated value during the calendar quarter. The average quarterly accumulated value is equal to the accumulated value at the beginning of the calendar quarter plus the accumulated value at the end of the calendar quarter and the sum is divided by two.

The charge is deducted through the redemption of units from your  accumulated value in the same proportion as the surrender allocation percentages. If this rider is purchased after the beginning of a quarter, this charge is prorated according to the number of days it is in effect during the quarter. Upon termination of this rider or upon your  death (annuitant’s death, if the owner  is not a natural person), this charge will be based on the number of days this rider is in effect during the quarter.

The rider charge is intended to reimburse us for the cost of the potentially greater death benefit provided by this rider.

The Enhanced Death Benefit Rider provides you  with the greater of the enhanced death benefit (described below) or the standard death benefit (see 8. DEATH BENEFIT).

Prior to the annuitization date and prior to the lock-in date (the later of the Contract anniversary  following the oldest owner’s  75th birthday or five years after the rider effective date), the enhanced death benefit is the greatest of a, b or c, where:

a = 1 minus 2 where:

1 = the total of premium payments made since the rider effective date increased at a 5% effective annual interest rate; and

2 = an adjustment for each partial surrender and each partial annuitization  made since the rider effective date increased at a 5% effective annual interest rate.

b = (1 plus 2) minus 3 where:

1 = the highest accumulated value on any Contract anniversary  since the rider effective date;

2 = any premium payments received since that Contract anniversary; and

3 = an adjustment for each partial surrender and each partial annuitization  made since that Contract anniversary.

c = the standard death benefit (see 8. DEATH BENEFIT)

After the lock-in date but prior to the annuitization date, the enhanced death benefit is the greatest of d, e or f, where:

d = (1 plus 2) minus 3 where:

1 = the value from item a above as of the lock-in date

2 = any premium payments received since the lock-in date

3 = an adjustment for each partial surrender and each partial annuitization  made since the lock-in date.

e = (1 plus 2) minus 3 where:

1 = the value from item b above as of the lock-in date

2 = any premium payments received since the lock-in date

3 = an adjustment for each partial surrender and each partial annuitization  made since the lock-in date.

f = the standard death benefit.

The adjustment for each partial surrender or partial annuitization  is (1 divided by 2) multiplied by 3, where:

1 = the amount of the partial surrender (plus surrender charge, if any) or the amount of the partial annuitization;

2 = the accumulated value immediately prior to the partial surrender or partial annuitization; and

3 = the amounts determined in items a or b (d or e after the lock-in date) immediately prior to the partial surrender or partial annuitization.

NOTE:  For Contracts issued in New York and Washington — under this rider, if the original owner  dies before the annuitization date and before the lock-in date, the enhanced death benefit payable to the beneficiary is the greater of items b or c above. If the original owner  dies before the annuitization date and after the lock-in date, the enhanced death benefit payable to the beneficiary is the greater of items e or f above.

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                            183

When available, this rider can only be elected at the time the Contract is issued. You  may terminate this rider at any time. Once this rider is terminated, it cannot be reinstated.

This rider terminates on the earliest of the following:

1. the date the Contract owner  is changed; or

2. the death of the owner; or

3. the date the Contract terminates; or

4. after the Lock-In Date, the date the death benefit described in the Contract equals the enhanced death benefit under this rider; or

5. the date We  receive your  request to cancel it in our office.

EXAMPLES OF CALCULATION OF ENHANCED DEATH BENEFIT

For all examples, assume

Contract issue date is 01/01/2005

Original premium payment = $100,000

Owner's age on issue date is 69 years

CALCULATION OF THE ENHANCED DEATH BENEFIT ON THE FOURTH CONTRACT ANNIVERSARY  (01/01/ 2009) (prior to the lock-in date)

Assume the following:

Accumulated value (AV) = $105,000

Additional premium payments = $0

Partial surrenders and partial annuitizations  = $0

Owner age = 73

The enhanced death benefit is the greatest of a, b, and c below.

a.   $121,550.63 = [$100,000 x (1.05)4] + $0 - $0 = $121,550.63 + $0 (premium payments made since the rider effective date increased at a 5% effective annual interest rate - $0 (adjustments for all partial surrenders and partial annuitizations  taken since the rider effective date increased at a 5% effective annual interest rate)

b.   $105,000 = $105,000 + $0 - $0 = (highest accumulated value on any Contract anniversary  since the rider effective date) + (additional premium payments made since that Contract anniversary) - (adjustments for all partial surrenders and partial annuitizations  taken since that Contract anniversary)

c.   Standard death benefit = $105,000 where the standard death benefit is the greater of

i.         $105,000 = AV

ii.    $100,000 = $100,000 +$0 - $0 = [(original premium payment) + (premium payments made after the Contract issue date)] - (adjustments for all partial surrenders and partial annuitization  taken since the Contract issue date)

The enhanced death benefit is $121,550.63 on the fourth Contract anniversary.

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                            184

CALCULATION OF THE ENHANCED DEATH BENEFIT AFTER THE FOURTH CONTRACT ANNIVERSARY  WHEN ADDITIONAL PREMIUM PAYMENT IS MADE (and prior to the lock-in date)

Assume the following:

AV immediately prior to premium payment = $106,000

Additional premium payment = $50,000

AV after premium payment = $156,000

Partial surrenders and partial annuitizations  = $0

Owner age = 73

The enhanced death benefit after the premium payment is the greatest of a, b, and c below.

a. $171,550.63 = $121,550.63 + $50,000 - $0

b. $155,000 = $105,000 + $50,000 - $0

c. Standard death benefit = $156,000 where the standard death benefit is the greater of

i.    $156,000 = AV

ii.  $150,000 = $100,000 + $50,000 - $0

The enhanced death benefit is $171,550.63

CALCULATION OF THE ENHANCED DEATH BENEFIT ON THE FIFTH CONTRACT ANNIVERSARY  (01/01/2010) (and prior to the lock-in date)

Assume the following:

AV = $159,000

Additional premium payments since last Contract anniversary  = $0

Partial surrenders/annuitizations since last Contract anniversary  = $0

Age of owner  = 74

The enhanced death benefit is the greatest of a, b, and c below.

a.  $180,128.16 = [$171,550.63 x (1.05)] + $0 - $0 = $180,128.16 + $0 - $0

b.  $159,000 = $159,000 + $0 - $0

c.  Standard death benefit = $159,000 where the standard death benefit is the greater of

i.  $159,000 = AV

ii.  $150,000 = $150,000 + $0 - $0

The enhanced death benefit is $180,128.16.

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                            185

CALCULATION OF THE ENHANCED DEATH BENEFIT on 06/30/2010 -- AFTER THE FIFTH CONTRACT ANNIVERSARY  and DATE WHEN PARTIAL SURRENDER HAS BEEN TAKEN (06/30/2010)(and prior to the lock-in date)

Assume the following:

AV prior to partial surrender = $155,000

Partial surrender on 06/30/2010 = $10,000

AV after partial surrender = $145,000

Age of owner  = 74

The enhanced death benefit after the partial surrender is the greatest of a, b, and c below.

a.  $172,664.93 = $180,128.16  x [1.05 x (180/365)] +  $0 - [($10,000/$155,000) x 180,128.16 x (1.05 x {181/365})] = $184,569.67 + $0 - $11,904.74

b.  $148,744.50 = $159,000 + $0 - [($10,000/$155,000) x $159,000] = $159,000 + $0 - $10,255.50

c.  Standard death benefit = $145,000 where the standard death benefit is the greater of

i.     $145,000 = AV

ii.  $140,325.00 = $150,000 + $0 - [($10,000/$155,000) x $150,000] =  $150,000 + $0 - $9,675.00

The enhanced death benefit is $172,664.93

CALCULATION OF THE ENHANCED DEATH BENEFIT ON THE SIXTH CONTRACT ANNIVERSARY  (01/01/ 2012)(and lock-in date)

Assume the following:

AV = $150,000

Premium payments since last Contract anniversary  = $0

Partial surrenders/annuitizations since last Contract anniversary  = $0

Age of owner = 75

The enhanced death benefit is the greatest of a, b, and c below.

a.  $177,040.60 = $172,664.93 x [1.05 x (185/365)] + $0 - $0 = $177,040.60 + $0 - $0

b.  $150,000 = $150,000 + $0 - $0

c.  Standard death benefit = $150,000 where the standard death benefit is the greater of

i.                     $150,000 = AV

iii.  $140,325.00 = $140,325.00 + $0 -  $0

The enhanced death benefit is $177,040.60.  The enhanced death benefit is now locked-in and will only increase for any purchase payments received and decrease for any partial surrenders and partial annuitizations  taken.

Appendix G – GMWB 1 (No Longer Available for Sale)                                                                            186

CALCULATION OF THE ENHANCED DEATH BENEFIT ON 06/30/2012 - AFTER THE SIXTH CONTRACT ANNIVERSARY  and DATE WHEN ADDITIONAL PREMIUM PAYMENT IS MADE and AFTER LOCK-IN

Assume the following:

AV before premium payment made = $150,000

06/30/2012 premium payment = $5,000

AV after premium payment made = $155,000

The enhanced death benefit after the premium payment is the greatest of a, b, and c below.

a.         $182,040.60 = $177,040.60 + $5,000 - $0

b.         $155,000 = $150,000 + $5,000 - $0

c.         Standard death benefit = $155,000 where the standard death benefit is the greater of

      i.      $155,000 = AV  (after premium payment made)

      ii.     $145,325 = $140,325 + $5,000 -  $0

The enhanced death benefit is $182,040.60

CALCULATION OF THE ENHANCED DEATH BENEFIT AFTER THE SEVENTH CONTRACT ANNIVERSARY  (01/ 01/2012) and AFTER LOCK-IN

Assume the following:

AV = $160,000

Premium payments since lock-in date = $0

Partial Surrenders/annuitizations since lock-in date = $0

Age of owner = 76

Although the enhanced death benefit is now past the lock-in date, the standard death benefit may increase to the Contract AV  on any Contract anniversary  divisible by seven (e.g., 7, 14, 21).  The enhanced death benefit is the greatest of a, b, and c below.

a.         $182,040.60 = $182,040.60 + $0 - $0

b.         $155,000 = $155,000 + $0 - $0

c.         Standard death benefit = $160,000 where the standard death benefit is the greatest

  i. $160,000 = AV  on seventh Contract anniversary

ii.   $145,325 = $145,325 + $0 -  $0

iii.   $160,000 = $160,000 + $0 - $0 = [(seventh Contract anniversary  accumulated value) + (additional premium payments made since that Contract anniversary) - (adjustments for all partial surrenders and partial annuitizations  since that Contract anniversary)]

The enhanced death benefit is $182,040.60.

Appendix H – Enhanced Death Benefit Rider (No Longer Available for Sale)                                    187

CALCULATION OF THE ENHANCED DEATH BENEFIT on 06/30/2012 - DATE WHEN PARTIAL SURRENDER TAKEN and AFTER SEVENTH CONTRACT ANNIVERSARY  and AFTER LOCK-IN

Assume the following:

AV ON 6/30/2012 prior to partial surrender = $190,000

Partial surrender = $5,000

AV after the partial surrender = $185,000

The enhanced death benefit after the surrender is the greatest of a, b, and c below.

a. $177,252.93 = $182,040.60 + $0 - [($5,000/$190,000) x $182,040.60] = $182,040.60 + $0 - $4,787.67

b. $150,923.50 = $155,000 + $0 - [($5,000/$190,000) x $155,000] = $155,000 + $0 - $4,076.50

c. Standard death benefit = $185,000 where the standard death benefit is the greatest of

      i.   $185,000 = AV

      ii.   $141,502.95 = $145,325 + $0 - [($5,000/$190,000) x $145,325] = $145,325 + $0 - $3,822.05

      iii.   $155,792 = $160,000 + $0 - [($5,000/$190,000) x $160,000] = $160,000 + $0 - $4,208.00

The enhanced death benefit is $185,000.

CALCULATION OF THE ENHANCED DEATH BENEFIT on 06/30/2013 - DATE WHEN PARTIAL SURRENDER TAKEN and AFTER LOCK-IN

Assume the following:

AV prior to partial surrender = $110,000

Partial surrender - $10,000

AV after partial surrender = $100,000

The enhanced death benefit after the partial surrender is the greatest of a, b, and c below.

a.         $161,140.64 = $177,252.93 + $0 - [($10,000/$110,000) x $177,252.93] = $177,252.93 + $0 - $16,112.29

b.         $137,204.55 = $150,923.50 + $0 - ($10,000/$110,000) x $150,923.50 = $150,923.50 + $0 - $13,718.95

c. Standard death benefit = $141,630.51 where the standard death benefit is the greatest of

i.            $100,000 = accumulated value

ii.   $128,640.33 = $141,502.95 + $0 - [($10,000/$110,000) x $141,502.95] = $141,502.95 + $0 - $12,862.62

iii.   $141,630.51 = $155,792 + $0 - [($10,000/$110,000) x $155,792] = $155,792 + $0 - $14,161.49

The enhanced death benefit is $161,140.64.

Appendix H – Enhanced Death Benefit Rider (No Longer Available for Sale)                                    188

Appendix I - CONDENSED FINANCIAL INFORMATION

Financial statements are included in the Statement of Additional Information.

The following table contains the unit values for the Contract without the Premium Payment Credit Rider for the periods ended December 31.

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
AllianceBernstein Small Cap Growth
2011	$15.804	$16.304	3.16%	170
2010	11.689	15.804	35.20	168
2009	8.349	11.689	40.00	122
2008	15.526	8.349	-46.23	109
2007	13.782	15.526	12.65	78
2006	12.608	13.782	9.31	53
2005(1)	11.857	12.608	6.33	18
American Century VP Inflation Protection
2011	12.175	13.436	10.36	4,861
2010	11.730	12.175	3.79	5,503
2009	10.773	11.730	8.88	5,350
2008	11.087	10.773	-2.83	4,752
2007	10.250	11.087	8.17	5,125
2006	10.216	10.250	0.33	3,389
2005(1)	10.127	10.216	0.88	1,227
American Century VP Mid Cap Value
2011	11.579	11.339	-2.08	57
2010(2)	10.000	11.579	15.79	17
American Century VP Ultra
2011	11.263	11.219	-0.39	3,824
2010	9.847	11.263	14.38	3,933
2009	7.412	9.847	32.85	4,281
2008	12.863	7.412	-42.38	4,883
2007	10.779	12.863	19.33	3,530
2006	11.297	10.779	-4.59	2,714
2005(1)	10.962	11.297	3.06	911
American Century VP Vista
2011	13.928	12.670	-9.03	117
2010	11.385	13.928	22.34	145
2009	9.413	11.385	20.95	123
2008	18.553	9.413	-49.26	125
2007	13.441	18.553	38.03	87
2006	12.485	13.441	7.66	39
2005(1)	11.980	12.485	-4.22	71

Appendix H – Enhanced Death Benefit Rider (No Longer Available for Sale)                                    189

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Dreyfus Technology Growth
2011	$15.859	$14.402	-9.19%	146
2010	12.385	15.859	28.05	202
2009	7.984	12.385	55.12	153
2008	13.760	7.984	-41.98	60
2007	12.176	13.760	13.01	38
2006	11.851	12.176	2.75	25
2005(1)	10.954	11.851	8.19	10
Fidelity VIP Contrafund®
2011	14.599	14.017	-3.99	2,728
2010	12.643	14.599	15.47	2,671
2009	9.450	12.643	33.79	2,635
2008	16.698	9.450	-43.41	2,410
2007	14.415	16.698	15.84	2,031
2006	13.098	14.415	10.05	1,240
2005(1)	11.562	13.098	13.29	427
Fidelity VIP Equity-Income
2011	11.471	11.403	-0.60	558
2010	10.107	11.471	13.49	558
2009	7.879	10.107	28.28	557
2008	13.952	7.879	-43.53	572
2007	13.951	13.952	0.01	686
2006	11.779	13.951	18.44	347
2005(1)	11.373	11.779	3.57	94
Fidelity VIP Growth
2011	12.122	11.967	-1.28	379
2010	9.909	12.122	22.33	467
2009	7.841	9.909	26.37	426
2008	15.069	7.841	-47.97	436
2007	12.048	15.069	25.07	376
2006	11.447	12.048	5.25	204
2005(1)	10.809	11.447	5.90	59
Fidelity VIP Mid Cap
2011	18.571	16.350	-11.96	507
2010	14.626	18.571	26.97	558
2009	10.597	14.626	38.02	396
2008	17.768	10.597	-40.36	357
2007	15.600	17.768	13.90	321
2006	14.053	15.600	11.01	198
2005(1)	12.492	14.053	12.50	36

Appendix H – Enhanced Death Benefit Rider (No Longer Available for Sale)                                    190

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Fidelity VIP Overseas
2011	$14.233	$11.627	-18.31%	2,626
2010	12.761	14.233	11.53	2,507
2009	10.237	12.761	24.66	2,659
2008	18.498	10.237	-44.66	2,623
2007	16.003	18.498	15.59	2,013
2006	13.759	16.003	16.31	1,503
2005(1)	11.951	13.759	15.13	581
Franklin Small Cap Value Securities
2011	12.663	12.036	-4.95	123
2010(3)	10.000	12.663	26.63	27
Goldman Sachs VIT Mid Cap Value
2011	15.286	14.134	-7.54	788
2010	12.383	15.286	23.45	812
2009	9.417	12.383	31.50	911
2008	15.148	9.417	-37.83	981
2007	14.863	15.148	1.92	925
2006	12.956	14.863	14.72	550
2005(1)	11.892	12.956	8.95	162
Goldman Sachs VIT Structured Small Cap Equity
2011	11.738	11.670	-0.58	418
2010	9.134	11.738	28.50	395
2009	7.244	9.134	26.09	360
2008	11.118	7.244	-34.84	322
2007	13.481	11.118	-17.53	287
2006	12.159	13.481	10.87	189
2005(1)	11.502	12.159	5.71	--
Invesco V.I. Basic Value
2011	9.709	9.296	-4.26	389
2010	9.157	9.709	6.02	363
2009	6.265	9.157	46.16	310
2008	13.154	6.265	-55.69	91
2007	13.118	13.154	0.28	69
2006	11.733	13.118	11.80	49
2005(1)	11.307	11.733	3.77	5
Invesco V.I. International Growth
2011	9.046	8.353	-7.66	621
2010	8.115	9.046	11.47	446
2009	6.076	8.115	33.56	359
2008(4)	10.000	6.076	-39.24	14

Appendix H – Enhanced Death Benefit Rider (No Longer Available for Sale)                                    191

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Invesco V.I. SmallCap Equity
2011	$15.226	$14.928	-1.96%	273
2010	11.994	15.226	26.95	219
2009	10.014	11.994	19.77	188
2008	14.762	10.014	-32.16	82
2007	14.212	14.762	3.87	50
2006	12.253	14.212	15.99	25
2005(1)	11.498	12.253	6.57	6
MFS Utilities
2011	14.604	15.362	5.19	178
2010	13.028	14.604	12.10	84
2009(5)	10.000	13.028	30.28	30
MFS Value
2011	13.342	13.115	-1.70	97
2010	12.147	13.342	9.84	100
2009(5)	10.000	12.147	21.47	32
Neuberger Berman AMT Partners
2011	13.538	11.852	-12.46	291
2010	11.852	13.538	14.23	288
2009	7.689	11.852	54.14	344
2008	16.356	7.689	-52.99	356
2007	15.148	16.356	7.97	327
2006	13.666	15.148	10.84	209
2005(1)	12.298	13.666	11.12	40
Neuberger Berman AMT Small Cap Growth
2011	9.836	9.612	-2.28	222
2010	8.327	9.836	18.13	223
2009	6.869	8.327	21.23	221
2008	11.492	6.869	-40.23	179
2007	11.578	11.492	-0.74	163
2006	11.138	11.578	3.95	104
2005(1)	10.677	11.138	4.32	35
Neuberger Berman AMT Socially Responsive
2011	13.628	13.044	-4.28	401
2010	11.232	13.628	21.33	373
2009	8.654	11.232	29.79	384
2008	14.471	8.654	-40.20	338
2007	13.617	14.471	6.27	265
2006	12.126	13.617	12.30	144
2005(1)	11.467	12.126	5.75	54

Appendix H – Enhanced Death Benefit Rider (No Longer Available for Sale)                                    192

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
PIMCO VIT All Asset
2011	$12.832	$12.921	0.69%	170
2010	11.489	12.832	11.69	153
2009(5)	10.000	11.489	14.89	35
PIMCO VIT High Yield Portfolio
2011	11.308	11.544	2.08	986
2010 (3)	10.000	11.308	13.08	488
PIMCO VIT Total Return
2011	11.390	11.655	2.33	2,029
2010	10.667	11.390	6.78	1,309
2009(5)	10.000	10.667	6.67	353
T. Rowe Price Blue Chip Growth
2011	12.609	12.622	0.11	486
2010	11.007	12.609	14.56	453
2009	7.860	11.007	40.04	383
2008	13.879	7.860	-43.37	114
2007	12.494	13.879	11.09	87
2006	11.571	12.494	7.98	51
2005(1)	10.774	11.571	7.40	34
T. Rowe Price Health Sciences
2011	16.362	17.837	9.02	328
2010	14.368	16.362	13.88	303
2009	11.076	14.368	29.72	257
2008	15.836	11.076	-30.06	262
2007	13.623	15.836	16.24	181
2006	12.722	13.623	7.08	113
2005(1)	10.642	12.722	19.55	34
Van Eck Global Hard Assets
2011	16.741	13.773	-17.73	319
2010	13.174	16.741	27.08	190
2009(5)	10.000	13.174	31.74	60
Asset Allocation
2011	25.003	25.221	0.87	373
2010	23.206	25.003	7.74	381
2009	19.778	23.206	17.33	384
2008	26.647	19.778	-25.78	296
2007	24.140	26.647	10.39	254
2006	21.674	24.140	11.38	170
2005(1)	20.667	21.674	4.87	72

Appendix E – GMWB 1 (No Longer Available for Sale)                                                                                                                                                187

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Bond & Mortgage Securities
2011	$20.832	$22.029	5.75%	4,013
2010	18.892	20.832	10.27	4,398
2009	15.821	18.892	19.41	4,388
2008	19.317	15.821	-18.10	4,452
2007	18.916	19.317	2.12	4,627
2006	18.302	18.916	3.35	2,822
2005(1)	18.080	18.302	1.23	1,000
Diversified Balanced
2011	10.883	11.137	2.33	27,478
2010(3)	10.000	10.883	8.83	14,593
Diversified Growth
2011	11.031	11.141	1.00	62,385
2010(3)	10.000	11.031	10.31	27,443
Diversified International
2011	23.552	20.727	-11.99	1,998
2010	20.974	23.552	12.29	2,035
2009	16.480	20.974	27.27	1,498
2008	31.029	16.480	-46.89	1,267
2007	27.066	31.029	14.64	1,077
2006	21.417	27.066	26.38	612
2005(1)	18.156	21.417	17.96	184
Equity Income
2011	9.206	9.586	4.13	18,577
2010	8.024	9.206	14.73	12,283
2009	6.770	8.024	18.52	13,024
2008	10.378	6.770	-34.77	12,992
2007(6)	10.000	10.378	3.78	11,013
Government & High Quality Bond
2011	11.095	11.640	4.91	4,636
2010	10.614	11.095	4.53	5,005
2009	10.094	10.614	5.15	694
2008(7)	10.000	10.094	0.94	12
International Emerging Markets
2011	36.604	29.825	-18.52	952
2010	31.077	36.604	17.78	894
2009	18.554	31.077	67.49	878
2008	41.619	18.554	-55.42	756
2007	29.657	41.619	40.33	658
2006	21.709	29.657	36.61	368
2005(1)	17.761	21.709	22.23	131
194

Appendix I – Condensed Financial Information

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
LargeCap Blend II
2011	$12.149	$11.984	-1.36%	5,817
2010	10.862	12.149	11.84	5,985
2009	8.482	10.862	28.06	6,533
2008	13.506	8.482	-37.20	6,947
2007	13.010	13.506	3.81	5,847
2006	11.374	13.010	14.38	3,901
2005(1)	10.969	11.374	3.69	1,448
LargeCap Growth
2011	18.488	17.486	-5.42	528
2010	15.814	18.488	16.91	549
2009	12.607	15.814	25.44	576
2008	22.461	12.607	-43.87	361
2007	18.462	22.461	21.66	236
2006	17.007	18.462	8.56	125
2005(1)	15.349	17.007	10.80	23
LargeCap Growth I
2011	33.638	33.112	-1.56	252
2010	28.478	33.638	18.12	246
2009	18.883	28.478	50.81	273
2008	32.193	18.883	-41.34	232
2007	30.042	32.193	7.16	194
2006	28.640	30.042	4.90	129
2005(1)	25.496	28.640	12.33	40
LargeCap S&P 500 Index
2011	9.634	9.679	0.47	2,574
2010	8.507	9.634	13.25	2,467
2009	6.820	8.507	24.74	2,416
2008	10.978	6.820	-37.88	1,888
2007	10.573	10.978	3.83	1,455
2006	9.263	10.573	14.14	891
2005(1)	8.972	9.263	3.24	350
LargeCap Value
2011	24.017	23.997	-0.08	434
2010	21.317	24.017	12.67	434
2009	18.560	21.317	14.85	428
2008	28.988	18.560	-35.97	362
2007	29.384	28.988	-1.35	390
2006	24.803	29.384	18.47	209
2005(1)	24.041	24.803	3.17	84
195

Appendix I – Condensed Financial Information

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
MidCap Blend
2011	$43.875	$46.923	6.95%	2,172
2010	35.797	43.875	22.57	2,193
2009	27.098	35.797	32.10	1,398
2008	41.530	27.098	-34.75	1,393
2007	38.425	41.530	8.08	1,220
2006	34.060	38.425	12.82	815
2005(1)	31.455	34.060	8.28	319
Money Market
2011	14.140	13.965	-1.24	2,077
2010	14.318	14.140	-1.24	2,034
2009	14.466	14.318	-1.02	2,509
2008	14.280	14.466	1.30	2,954
2007	13.786	14.280	3.58	894
2006	13.342	13.786	3.33	371
2005(1)	13.173	13.342	1.28	166
Principal Capital Appreciation
2011	9.960	9.850	-1.11	733
2010	8.740	9.960	13.96	558
2009	6.817	8.740	28.21	385
2008	10.360	6.817	-34.20	203
2007(8)	10.000	10.360	3.60	93
Principal LifeTime 2010
2011	12.243	12.266	0.19	2,309
2010	10.881	12.243	12.52	2,473
2009	8.809	10.881	23.52	2,598
2008	12.910	8.809	-31.77	2,466
2007	12.603	12.910	2.44	2,499
2006	11.363	12.603	10.91	1,605
2005(1)	10.856	11.363	4.67	904
Principal LifeTime 2020
2011	12.726	12.434	-2.30	9,541
2010	11.200	12.726	13.63	10,091
2009	8.896	11.200	25.90	10,584
2008	13.682	8.896	-34.98	9,751
2007	13.212	13.682	3.56	8,959
2006	11.616	13.212	13.74	5,303
2005(1)	11.020	11.616	5.41	1,657
196

Appendix I – Condensed Financial Information

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Principal LifeTime 2030
2011	$12.485	$12.057	-3.43%	3,660
2010	10.955	12.485	13.97	3,740
2009	8.652	10.955	26.62	3,369
2008	13.780	8.652	-37.21	1,333
2007	13.168	13.780	4.65	1,138
2006	11.612	13.168	13.40	677
2005(1)	11.037	11.612	5.21	190
Principal LifeTime 2040
2011	12.606	12.053	-4.39	689
2010	11.022	12.606	14.37	672
2009	8.615	11.022	27.94	557
2008	14.107	8.615	-38.93	591
2007	13.409	14.107	5.21	555
2006	11.793	13.409	13.70	278
2005(1)	11.180	11.793	5.48	93
Principal LifeTime 2050
2011	12.593	11.946	-5.13	323
2010	10.973	12.593	14.76	327
2009	8.544	10.973	28.43	319
2008	14.195	8.544	-39.81	305
2007	13.482	14.195	5.29	271
2006	11.820	13.482	14.06	168
2005(1)	11.208	11.820	5.46	27
Principal LifeTime Strategic Income
2011	11.837	12.102	2.24	1,475
2010	10.775	11.837	9.86	1,505
2009	9.173	10.775	17.46	1,556
2008	12.204	9.173	-24.84	1,026
2007	12.101	12.204	0.85	1,246
2006	11.113	12.101	8.89	851
2005(1)	10.650	11.113	4.35	446
Real Estate Securities
2011	30.990	33.340	7.58	480
2010	24.962	30.990	24.15	431
2009	19.606	24.962	27.32	454
2008	29.571	19.606	-33.70	417
2007	36.380	29.571	-18.72	414
2006	26.965	36.380	34.92	286
2005(1)	22.385	26.965	20.46	81
197

Appendix I – Condensed Financial Information

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
SAM Balanced
2011	$10.317	$10.289	-0.27%	53,610
2010	9.195	10.317	12.20	55,182
2009	7.519	9.195	22.29	51,928
2008	10.314	7.519	-27.10	23,851
2007(8)	10.000	10.314	3.14	2,332
SAM Conservative Balanced
2011	10.844	10.955	1.03	10,213
2010	9.818	10.844	10.45	10,654
2009	8.206	9.818	19.64	10,128
2008	10.286	8.206	-20.22	4,867
2007(8)	10.000	10.286	2.86	599
SAM Conservative Growth
2011	9.623	9.461	-1.68	3,570
2010	8.457	9.623	13.79	3,116
2009	6.813	8.457	24.13	2,317
2008	10.314	6.813	-33.94	1,434
2007(8)	10.000	10.314	3.14	410
SAM Flexible Income
2011	11.256	11.493	2.10	9,389
2010	10.313	11.256	9.14	9,408
2009	8.706	10.313	18.46	8,280
2008	10.222	8.706	-14.83	4,008
2007(8)	10.000	10.222	2.22	109
SAM Strategic Growth
2011	9.217	8.930	-3.11	2,460
2010	8.018	9.217	14.96	2,231
2009	6.370	8.018	25.87	1,781
2008	10.308	6.370	-38.20	1,229
2007(8)	10.000	10.308	3.08	401
Short-Term Income
2011	11.158	11.170	0.11	8,893
2010	10.843	11.158	2.90	8,687
2009	9.986	10.843	8.58	1,322
2008(7)	10.000	9.986	-0.14	19
SmallCap Growth II
2011	10.572	9.983	-5.57	529
2010	8.434	10.572	25.35	586
2009	6.483	8.434	30.09	551
2008	11.154	6.483	-41.88	498
2007	10.758	11.154	3.68	418
2006	9.996	10.758	7.62	244
2005(1)	9.337	9.996	7.06	65
198

Appendix I – Condensed Financial Information

For Contracts Without the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
SmallCap Value I
2011	22.337	21.253	-4.85	1,710
2010	17.942	22.337	24.50	1,660
2009	15.635	17.942	14.76	1,053
2008	23.221	15.635	-32.67	1,766
2007	25.988	23.221	-10.65	1,639
2006	22.179	25.988	17.17	950
2005(1)	20.935	22.179	5.94	362

(1) Commenced Operations on March 1, 2005

(2) Commenced Operations on May 22, 2010

(3) Commenced Operations on January 4, 2010

(4) Commenced Operations on May 16, 2008

(5) Commenced Operations on May 16, 2009

(6) Commenced Operations on January 12, 2007

(7) Commenced Operations on November 21, 2008

(8) Commenced Operations on May 1, 2007

199

Appendix I – Condensed Financial Information

The following table contains the unit values for the Contract with the Premium Payment Credit Rider for the periods ended December 31.

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
AllianceBernstein Small Cap Growth
2011	$15.211	$15.599	2.55%	90
2010	11.318	15.211	34.40	66
2009	8.133	11.318	39.16	42
2008	15.216	8.133	-46.55	38
2007	13.589	15.216	11.97	41
2006	12.506	13.589	8.66	19
2005(1)	11.819	12.506	5.81	4
American Century VP Inflation Protection
2011	11.719	12.856	9.70	1,358
2010	11.358	11.719	3.18	1,634
2009	10.494	11.358	8.23	1,625
2008	10.865	10.494	-3.41	1,573
2007	10.106	10.865	7.51	1,864
2006	10.133	10.106	-0.27	1,377
2005(1)	10.095	10.133	-0.37	560
American Century VP Mid Cap Value
2011	11.536	11.230	-2.66	16
2010(2)	10.000	11.536	15.36	7
American Century VP Ultra
2011	10.841	10.734	-0.98	1,252
2010	9.535	10.841	13.70	1,324
2009	7.220	9.535	32.06	1,459
2008	12.606	7.220	-42.73	1,731
2007	10.627	12.606	18.62	1,347
2006	11.205	10.627	-5.16	1,128
2005(1)	10.927	11.205	2.54	468
American Century VP Vista
2011	13.406	12.122	-9.58	69
2010	11.024	13.406	21.61	73
2009	9.169	11.024	20.23	74
2008	18.182	9.169	-49.57	78
2007	13.252	18.182	37.20	76
2006	12.384	13.252	7.01	13
2005(1)	11.942	12.384	3.70	8
200

Appendix I – Condensed Financial Information

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Dreyfus Technology Growth
2011	$15.264	$13.780	-9.72%	46
2010	11.993	15.264	27.27	41
2009	7.778	11.993	54.19	44
2008	13.486	7.778	-42.33	30
2007	12.005	13.486	12.34	36
2006	11.754	12.005	2.14	12
2005(1)	10.920	11.754	7.64	3
Fidelity VIP Contrafund®
2011	14.052	13.411	-4.56	637
2010	12.242	14.052	14.79	646
2009	9.206	12.242	32.98	658
2008	16.364	9.206	-43.74	648
2007	14.212	16.364	15.14	540
2006	12.992	14.212	9.39	380
2005(1)	11.525	12.992	12.73	101
Fidelity VIP Equity-Income
2011	10.892	10.762	-1.19	184
2010	9.655	10.892	12.81	170
2009	7.572	9.655	27.51	169
2008	13.489	7.572	-43.87	177
2007	13.570	13.489	-0.60	180
2006	11.526	13.570	17.73	144
2005(1)	11.184	11.526	3.06	56
Fidelity VIP Growth
2011	11.667	11.450	-1.86	181
2010	9.595	11.667	21.59	200
2009	7.638	9.595	25.62	231
2008	14.768	7.638	-48.28	239
2007	11.879	14.768	24.32	230
2006	11.354	11.879	4.63	160
2005(1)	10.775	11.354	5.37	56
Fidelity VIP Mid Cap
2011	17.875	15.643	-12.48	137
2010	14.162	17.875	26.22	135
2009	10.323	14.162	37.19	125
2008	17.413	10.323	-40.72	134
2007	15.381	17.413	13.21	105
2006	13.939	15.381	10.35	85
2005(1)	12.452	13.939	11.94	35
201

Appendix I – Condensed Financial Information

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Fidelity VIP Overseas
2011	$13.699	$11.124	-18.80%	954
2010	12.356	13.699	10.87	918
2009	9.972	12.356	23.91	992
2008	18.129	9.972	-44.99	1,056
2007	15.779	18.129	14.89	890
2006	13.647	15.779	15.62	694
2005(1)	11.913	13.647	14.56	301
Franklin Small Cap Value Securities
2011	12.587	11.892	-5.52	20
2010(3)	10.000	12.587	25.87	8
Goldman Sachs VIT Mid Cap Value
2011	14.713	13.523	-8.09	319
2010	11.990	14.713	22.71	338
2009	9.173	11.990	30.71	385
2008	14.845	9.173	-38.21	403
2007	14.655	14.845	1.30	416
2006	12.850	14.655	14.05	303
2005(1)	11.854	12.850	8.40	91
Goldman Sachs VIT Structured Small Cap Equity
2011	11.297	11.166	-1.16	117
2010	8.844	11.297	27.74	121
2009	7.057	8.844	25.32	127
2008	10.896	7.057	-35.23	139
2007	13.292	10.896	-18.03	132
2006	12.060	13.292	10.22	110
2005(1)	11.466	12.060	5.18	31
Invesco V.I. Basic Value
2011	9.344	8.894	-4.82	87
2010	8.867	9.344	5.38	82
2009	6.103	8.867	45.29	78
2008	12.891	6.103	-52.66	45
2007	12.933	12.891	-0.33	45
2006	11.638	12.933	11.13	33
2005(1)	11.272	11.638	3.25	8
Invesco V.I. International Growth
2011	8.904	8.174	-8.20	78
2010	8.036	8.904	10.80	57
2009	6.053	8.036	32.76	41
2008(4)	10.000	6.053	-39.47	4
202

Appendix I – Condensed Financial Information

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Invesco V.I. SmallCap Equity
2011	$14.655	$14.283	-2.54%	57
2010	11.614	14.655	26.18	48
2009	9.755	11.614	19.06	50
2008	14.467	9.755	-32.57	51
2007	14.012	14.467	3.25	51
2006	12.154	14.012	15.29	30
2005(1)	11.462	12.154	6.04	7
MFS Utilities
2011	14.462	15.121	4.56	34
2010	12.979	14.462	11.43	27
2009(5)	10.000	12.979	29.79	15
MFS Value
2011	13.212	12.910	-2.28	17
2010	12.102	13.212	9.17	10
2009(5)	10.000	12.102	21.02	7
Neuberger Berman AMT Partners
2011	13.031	11.339	-12.98	106
2010	11.476	13.031	13.55	107
2009	7.490	11.476	53.22	113
2008	16.029	7.490	-53.27	123
2007	14.936	16.029	7.32	112
2006	12.555	14.936	10.19	101
2005(1)	12.259	12.555	10.57	25
Neuberger Berman AMT Small Cap Growth
2011	9.468	9.196	-2.87	99
2010	8.063	9.468	17.43	107
2009	6.691	8.063	20.51	116
2008	11.262	6.691	-40.59	109
2007	11.415	11.262	-1.34	109
2006	11.047	11.415	3.33	71
2005(1)	10.643	11.047	3.80	22
Neuberger Berman AMT Socially Responsive
2011	13.117	12.480	-4.85	94
2010	10.876	13.117	20.61	97
2009	8.430	10.876	29.02	93
2008	14.182	8.430	-40.56	75
2007	13.426	14.182	5.63	60
2006	12.028	13.426	11.63	42
2005(1)	11.431	12.028	5.22	9
203

Appendix I – Condensed Financial Information

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
PIMCO VIT All Asset
2011	$12.707	$12.719	0.09%	31
2010	11.446	12.707	11.02	81
2009(5)	10.000	11.446	14.46	10
PIMCO VIT High Yield Portfolio
2011	11.241	11.406	1.47	353
2010(3)	10.000	11.241	12.41	226
PIMCO VIT Total Return
2011	11.279	11.473	1.72	263
2010	10.627	11.279	6.14	151
2009(5)	10.000	10.627	6.27	48
T. Rowe Price Blue Chip Growth
2011	12.137	12.077	-0.50	76
2010	10.658	12.137	13.88	82
2009	7.657	10.658	39.19	74
2008	13.602	7.657	-43.71	50
2007	12.319	13.602	10.41	49
2006	11.477	12.319	7.33	32
2005(1)	10.740	11.477	6.86	22
T. Rowe Price Health Sciences
2011	15.748	17.066	8.37	110
2010	13.913	15.748	13.19	93
2009	10.790	13.913	28.94	84
2008	15.520	10.790	-30.48	78
2007	13.432	15.520	15.54	63
2006	12.618	13.432	6.45	49
2005(1)	11.608	12.618	8.70	9
Van Eck Global Hard Assets
2011	16.579	13.558	-18.22	62
2010	13.124	16.579	26.33	50
2009(5)	10.000	13.124	31.24	23
Asset Allocation
2011	23.532	23.596	0.27	141
2010	21.972	23.532	7.10	151
2009	18.839	21.972	16.63	159
2008	25.535	18.839	26.22	155
2007	23.273	25.535	9.72	149
2006	21.021	23.273	10.71	99
2005(1)	20.145	21.021	4.35	25
204

Appendix I – Condensed Financial Information

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Bond & Mortgage Securities
2011	$19.606	$20.610	5.12%	1,242
2010	17.888	19.606	9.60	1,340
2009	15.070	17.888	18.70	1,384
2008	18.511	15.070	-18.59	1,452
2007	18.237	18.511	1.50	1,650
2006	17.751	18.237	2.74	1,157
2005(1)	17.623	17.751	0.73	474
Diversified Balanced
2011	10.818	11.004	1.72	2,245
2010(3)	10.000	10.818	8.18	1,008
Diversified Growth
2011	10.965	11.008	0.39	4,756
2010(3)	10.000	10.965	9.65	1,931
Diversified International
2011	22.166	19.391	-12.52	626
2010	19.858	22.166	11.62	655
2009	15.697	19.858	26.51	400
2008	29.734	15.697	-47.21	384
2007	26.094	29.734	13.95	347
2006	20.771	26.094	25.63	239
2005(1)	17.697	20.771	17.37	64
Equity Income
2011	8.988	9.303	3.51	5,277
2010	7.881	8.988	14.05	3,426
2009	6.690	7.881	17.80	3,702
2008	10.317	6.690	-35.16	3,927
2007(6)	10.000	10.317	3.17	3,617
Government & High Quality Bond
2011	10.956	11.425	4.28	1,176
2010	10.544	10.956	3.91	1,182
2009	10.088	10.544	4.52	98
2008(7)	10.000	10.088	0.88	--
International Emerging Markets
2011	34.450	27.903	-19.01	305
2010	29.424	34.450	17.08	316
2009	17.672	29.424	66.50	345
2008	39.883	17.672	-55.69	357
2007	28.591	39.883	39.49	317
2006	21.055	28.591	35.79	214
2005(1)	17.311	21.055	21.63	64
205

Appendix I – Condensed Financial Information

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
LargeCap Blend II
2011	$11.535	$11.311	-1.94%	1,903
2010	10.376	11.535	11.17	2,021
2009	8.151	10.376	27.30	2,185
2008	13.057	8.151	-37.57	2,452
2007	12.654	13.057	3.18	2,224
2006	11.129	12.654	13.70	1,642
2005(1)	10.787	11.129	3.17	664
LargeCap Growth
2011	17.400	16.359	-5.99	149
2010	14.972	17.400	16.22	153
2009	12.008	14.972	24.68	146
2008	21.523	12.008	-44.21	123
2007	17.798	21.523	20.93	113
2006	16.494	17.798	7.91	77
2005(1)	14.960	16.494	10.25	11
LargeCap Growth I
2011	31.658	30.977	-2.15	84
2010	26.962	31.658	17.42	88
2009	17.986	26.962	49.91	99
2008	30.849	17.986	-41.70	95
2007	28.962	30.849	6.52	91
2006	27.776	28.962	4.27	65
2005(1)	24.851	27.776	11.77	18
LargeCap S&P 500 Index
2011	9.067	9.055	-0.13	680
2010	8.055	9.067	12.56	651
2009	6.496	8.055	24.00	665
2008	10.520	6.496	-38.25	630
2007	10.193	10.520	3.21	589
2006	8.984	10.193	13.46	446
2005(1)	8.745	8.984	2.73	166
LargeCap Value
2011	22.604	22.450	-0.68	183
2010	20.183	22.604	12.00	192
2009	17.679	20.183	14.16	194
2008	27.779	17.679	-36.36	192
2007	28.328	27.779	-1.94	201
2006	24.056	28.328	17.76	130
2005(1)	23.433	24.056	2.66	31
206

Appendix I – Condensed Financial Information

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
MidCap Blend
2011	$41.293	$43.898	6.31%	617
2010	33.894	41.293	21.83	685
2009	25.811	33.894	31.32	453
2008	39.797	25.811	-35.14	499
2007	37.044	39.797	7.43	468
2006	33.034	37.044	12.14	343
2005(1)	30.660	33.034	7.74	147
Money Market
2011	13.308	13.065	-1.83	610
2010	13.557	13.308	-1.84	715
2009	13.779	13.557	-1.61	847
2008	13.684	13.779	0.69	1,131
2007	13.291	13.684	2.96	593
2006	12.940	13.291	2.71	370
2005(1)	12.840	12.940	0.78	189
Principal Capital Appreciation
2011	9.743	9.577	-1.70	195
2010	8.600	9.743	13.29	188
2009	6.749	8.600	27.43	145
2008	10.318	6.749	-34.59	96
2007(8)	10.000	10.318	3.18	44
Principal LifeTime 2010
2011	11.786	11.738	-0.41	463
2010	10.538	11.786	11.84	485
2009	8.582	10.538	22.79	469
2008	12.655	8.582	-32.18	478
2007	12.428	12.655	1.83	555
2006	11.273	12.428	10.25	436
2005(1)	10.824	11.273	4.15	222
Principal LifeTime 2020
2011	12.251	11.898	-2.88	2,986
2010	10.847	12.251	12.94	3,134
2009	8.667	10.847	25.15	3,168
2008	13.411	8.667	-35.37	3,188
2007	13.028	13.411	2.94	3,302
2006	11.524	13.028	13.05	1,978
2005(1)	10.987	11.524	4.89	602
207

Appendix I – Condensed Financial Information

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
Principal LifeTime 2030
2011	$12.019	$11.537	-4.01%	911
2010	10.610	12.019	13.28	999
2009	8.429	10.610	25.87	992
2008	13.507	8.429	-37.60	500
2007	12.985	13.507	4.02	415
2006	11.519	12.985	12.73	234
2005(1)	11.004	11.519	4.68	90
Principal LifeTime 2040
2011	12.135	11.534	-4.95	145
2010	10.674	12.135	13.69	156
2009	8.393	10.674	27.18	161
2008	13.827	8.393	-39.30	198
2007	13.223	13.827	4.57	197
2006	11.699	13.223	13.03	103
2005(1)	11.147	11.699	4.95	30
Principal LifeTime 2050
2011	12.123	11.432	-5.70	113
2010	10.627	12.123	14.08	108
2009	8.324	10.627	27.67	113
2008	13.914	8.324	-40.18	123
2007	13.294	13.914	4.66	134
2006	11.726	13.294	13.37	92
2005(1)	11.175	11.726	4.93	39
Principal LifeTime Strategic Income
2011	11.396	11.581	1.63	240
2010	10.436	11.396	9.20	255
2009	8.937	10.436	16.77	211
2008	11.962	8.937	-25.29	245
2007	11.933	11.962	0.24	264
2006	11.024	11.933	8.25	184
2005(1)	10.618	11.024	3.82	45
Real Estate Securities
2011	29.166	31.190	6.94	161
2010	23.634	29.166	23.41	156
2009	18.675	23.634	26.55	165
2008	28.337	18.675	-34.10	172
2007	35.074	28.337	-19.21	165
2006	26.153	35.074	34.11	135
2005(1)	21.819	26.153	19.86	55
208

Appendix I – Condensed Financial Information

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
SAM Balanced
2011	$10.092	$10.005	-0.86%	6,895
2010	9.049	10.092	11.53	7,259
2009	7.443	9.049	21.58	6,724
2008	10.272	7.443	-27.54	3,960
2007(8)	10.000	10.272	2.72	967
SAM Conservative Balanced
2011	10.608	10.652	0.42	1,853
2010	9.662	10.608	9.79	1,835
2009	8.124	9.662	18.93	2,061
2008	10.244	8.124	-20.70	1,276
2007(8)	10.000	10.244	2.44	184
SAM Conservative Growth
2011	9.413	9.199	-2.27	1,055
2010	8.323	9.413	13.10	966
2009	6.745	8.323	23.40	952
2008	10.273	6.745	-34.34	779
2007(8)	10.000	10.273	2.73	175
SAM Flexible Income
2011	11.011	11.175	1.49	1,716
2010	10.149	11.011	8.49	1,763
2009	8.619	10.149	17.75	1,647
2008	10.181	8.619	-15.34	1,252
2007(8)	10.000	10.181	1.81	15
SAM Strategic Growth
2011	9.016	8.683	-3.69	861
2010	7.891	9.016	14.26	810
2009	6.307	7.891	25.11	841
2008	10.267	6.307	-38.57	615
2007(8)	10.000	10.267	2.67	207
Short-Term Income
2011	11.017	10.964	-0.48	2,051
2010	10.771	11.017	2.28	2,302
2009	9.980	10.771	7.93	166
2008(7)	10.000	9.980	-0.20	3
SmallCap Growth II
2011	9.950	9.339	-6.14	160
2010	7.985	9.950	24.61	167
2009	6.174	7.985	29.33	188
2008	10.688	6.174	-42.23	173
2007	10.371	10.688	3.06	157
2006	9.694	10.371	6.98	111
2005(1)	9.100	9.694	6.53	32
209

Appendix I – Condensed Financial Information

For Contracts With the Premium Payment Credit Rider
Accumulation Unit Value
Division	Beginning of Period	End of Period	Percentage Change from Prior Period	Number of Accumulation Units Outstanding End of Period (in thousands)
SmallCap Value I
2011	$21.023	$19.883	-5.42%	490
2010	16.988	21.023	23.75	486
2009	14.892	16.988	14.07	549
2008	22.252	14.892	-33.08	563
2007	25.054	22.252	-11.18	551
2006	21.511	25.054	16.47	373
2005(1)	20.405	21.511	5.42	152

(1) Commenced Operations on March 1, 2005

(2) Commenced Operations on May 22, 2010

(3) Commenced Operations on January 4, 2010

(4) Commenced Operations on May 16, 2008

(5) Commenced Operations on May 16, 2009

(6) Commenced Operations on January 12, 2007

(7) Commenced Operations on November 21, 2008

(8) Commenced Operations on May 1, 2007

210

Appendix I – Condensed Financial Information

Part b

PRINCIPAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT B

PRINCIPAL INVESTMENT PLUS VARIABLE ANNUITYsm

Statement of Additional Information

dated July ___, 2012

This Statement of Additional Information provides information about the Principal Investment Plus Variable Annuity (the “Contract”) in addition to the information that is contained in the Contract’s Prospectus dated July___, 2012.

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus, a copy of which can be obtained free of charge by writing or calling:

Principal Investment Plus Variable Annuity

The Principal Financial Group

P.O. Box 9382

Des Moines Iowa 50306-9382

Telephone: 1-800-852-4450

211

Appendix I – Condensed Financial Information

TABLE OF CONTENTS

Page
General Information and History.........................................................................	3
Independent Registered Public Accounting Firm..............................................	3
Principal Underwriter.............................................................................................	3
Calculation of PERFORMANCE DATA.......................................................................	3
Taxation Under Certain Retirement Plans...........................................................	10
Principal Life Insurance Company Separate Account B
Report of Independent Registered Public Accounting Firm................................................
Financial Statements....................................................................................................
Principal Life Insurance Company
Report of Independent Registered Public Accounting Firm................................................
Financial Statements....................................................................................................

212

Appendix I – Condensed Financial Information

GENERAL INFORMATION AND HISTORY

Principal Life Insurance Company (the “Company”) is the issuer of the Principal Investment Plus Variable Annuity (the “Contract”) and serves as custodian of its assets. The Company is a stock life insurance company with authority to transact life and annuity business in all states of the United States and the District of Columbia. The Company’s home office is located at: Principal Financial Group, Des Moines, Iowa 50392. The Company is a wholly owned subsidiary of Principal Financial Services, Inc., which in turn, is a wholly owned direct subsidiary of Principal Financial Group, Inc., a publicly-traded company.

On June 24,1879, the Company was incorporated under Iowa law as a mutual assessment life insurance company named Bankers Life Association. The Company became a legal reserve life insurance company and changed its name to Bankers Life Company in 1911. In 1986, the Company changed its name to Principal Mutual Life Insurance Company. In 1998, the Company became Principal Life Insurance Company, a subsidiary stock life insurance company of Principal Mutual Holding Company, as part of a reorganization into a mutual insurance holding company structure. In 2001, Principal Mutual Holding Company converted to a stock company through a process called demutualization, resulting in the current organizational structure.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, serves as the independent registered public accounting firm for Principal Life Insurance Company Separate Account B and the Principal Life Insurance Company.

PRINCIPAL UNDERWRITER

The principal underwriter of the Contract is Princor Financial Services Corporation (“Princor”) which is a wholly owned subsidiary of Principal Financial Services, Inc. and an affiliate of the Company. The address of Princor is the Principal Financial Group, 650 8th Street, Des Moines, Iowa 50392-0200. Princor was incorporated in Iowa in 1968 and is a securities broker-dealer registered with the Securities Exchange Commission as well as a member of the FINRA. The Contracts may also be sold through other broker-dealers authorized by Princor and applicable law to do so. Registered representatives of such broker-dealers may be paid on a different basis than described below.

The Contract’s offering to the public is continuous. As the principal underwriter, Princor is paid for the distribution of the Contract. For the last three fiscal years Princor has received and retained the following commissions:

2011 received/retained	2010 received/retained	2009 received/retained
$23,850,870/$0	$21,071,957/$0	$16,651,091/$0

CALCULATION OF PERFORMANCE DATA

The Separate Account may publish advertisements containing information (including graphs, charts, tables and examples) about the performance of one or more of its divisions. Separate performance figures will be shown for the Contract without the premium payment credit rider and for the Contract with the premium payment credit rider.

213

Appendix I – Condensed Financial Information

The Contract was not offered prior to March 1, 2005. However, the certain divisions invest in underlying mutual funds which were offered prior to the date the Contract was available. Thus, the Separate Account may publish advertisements containing information about the hypothetical performance of one or more of its divisions for this Contract as the Contract was issued on or after the date the underlying mutual fund was first offered. The hypothetical performance from the date of inception of the underlying mutual fund in which the division invests is derived by reducing the actual performance of the underlying mutual fund by the highest level of fees and charges of the Contract as if it had been in existence.

In addition, as certain of the underlying mutual funds have added classes since the inception of the fund, performance may be shown for periods prior to the inception date of the new class which represents the historical results of initial class shares adjusted to reflect the fees and expenses of the new class.

The yield and total return figures described below will vary depending upon market conditions, the composition of the underlying mutual fund’s portfolios and operating expenses. These factors and possible differences in the methods used in calculating yield and total return should be considered when comparing the Separate Account performance figures to performance figures published for other investment vehicles.

The Separate Account may also quote rankings, yields or returns as published by independent statistical services or publishers and information regarding performance of certain market indices. Any performance data quoted for the Separate Account represents only historical performance and is not intended to indicate future performance.

From time to time the Separate Account advertises its Money Market Division’s “yield” and “effective yield” for the Contract. Both yield figures are based on historical earnings and are not intended to indicate future performance. The “yield” of the division refers to the income generated by an investment under the Contract in the division over a 7-day period (which period will be stated in the advertisement). This income is then “annualized.” That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The “effective yield” is calculated similarly but, when annualized, the income earned by an investment in the division is assumed to be reinvested. The “effective yield” will be slightly higher than the “yield” because of the compounding effect of this assumed reinvestment. Neither yield quotation reflects a sales load deducted from purchase payments which, if included, would reduce the “yield” and “effective yield.”

	Yield For the Period Ended December 31, 2011
For Contracts:	7-Day Annualized Yield	7-Day Effective Yield
without a surrender charge or a Purchase Payment Credit Rider	-1.27%	-1.28%
with a surrender charge but without a Purchase Payment Credit Rider	-7.27%	-7.28%
without a surrender charge but with a Purchase Payment Credit Rider	-1.87%	-1.88%

Also, from time to time, the Separate Account will advertise the average annual total return of its various divisions. The average annual total return for any of the divisions is computed by calculating the average annual compounded rate of return over the stated period that would equate an initial $1,000 investment to the ending redeemable Contract value. In this calculation for the Contract without the Premium Payment Credit Rider, the ending value is reduced by a surrender charge that decreases from 6% to 0% over a period of 7 years. For the calculations relating to the Contract with the Premium Payment Credit Rider, the ending value is reduced by a surrender charge that decreases from 8% to 0% over a period of 9 years. The Separate Account may also advertise total return figures for its divisions for a specified period that does not take into account the surrender charge in order to illustrate the change in the division’s unit value over time. See “Charges and Deductions” in the Prospectus for a discussion of surrender charges.

214

Appendix I – Condensed Financial Information

Following are the hypothetical average annual total returns for the period ending December 31, 2011 assuming the Contract had been offered as of the effective dates of the underlying mutual funds in which the divisions invest (the performance calculations with Surrender Charge are in accordance with the SEC standard, while the performance calculations without the Surrender Charge are not in accordance with the SEC standard):

	For Contracts without the Premium Payment Credit Rider and with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein Small Cap Growth	08/15/1996	-2.86%	2.85%	4.12%
American Century VP Inflation Protection	12/31/2002	4.33%	5.04%		4.01%
American Century VP Mid Cap Value	10/29/2004	-8.10%	0.55%		6.00%
American Century VP Ultra	05/01/2001	-6.42%	0.18%	0.19%
American Century VP Vista	10/05/2001	-15.07%	-1.85%	3.21%
Asset Allocation	06/01/1994	-5.16%	0.26%	2.95%
Bond & Mortgage Securities	12/18/1987	-0.28%	2.52%	3.43%
Diversified Balanced	12/30/2009	-3.70%			3.10%
Diversified Growth	12/30/2009	-5.04%			3.12%
Diversified International	05/02/1994	-18.02%	-5.99%	4.31%
Dreyfus Technology Growth	08/31/1999	-15.21%	2.85%	0.76%
Equity Income	04/28/1998	-1.90%	-1.61%	4.65%
Fidelity VIP Contrafund	01/03/1995	-10.02%	-1.22%	4.66%
Fidelity VIP Equity-Income	11/03/1986	-6.62%	-4.71%	1.55%
Fidelity VIP Growth	10/31/1986	-7.30%	-0.78%	-0.07%
Fidelity VIP Mid Cap	12/28/1998	-17.99%	0.32%	7.27%
Fidelity VIP Overseas	01/28/1987	-24.34%	-7.02%	2.05%
Franklin Small Cap Value Securities	04/30/1998	-10.98%	-1.08%	5.62%
Goldman Sachs Mid Cap Value	05/01/1998	-13.57%	-1.67%	6.03%
Goldman Sachs Structured Small Cap Equity	02/13/1998	-6.60%	-3.57%	3.36%
Government & High Quality Bond	05/06/1993	-1.12%	4.10%	3.75%
International Emerging Markets	10/24/2000	-24.55%	-0.53%	12.24%
Invesco VI Basic Value	09/10/2001	-10.28%	-7.51%	-0.99%
Invesco VI International Growth	05/05/1993	-13.68%	-2.41%	5.75%
Invesco VI Small Cap Equity	08/29/2003	-7.99%	0.37%		5.71%
LargeCap Blend II	05/01/2002	-7.38%	-2.32%		2.00%
LargeCap Growth	05/02/1994	-11.45%	-1.75%	0.67%
LargeCap Growth I	06/01/1994	-7.59%	1.37%	1.58%
LargeCap S&P 500 Index	05/03/1999	-5.56%	-2.44%	1.27%
LargeCap Value	05/13/1970	-6.11%	-4.73%	1.76%
MFS VIT Utilities	01/03/1995	-0.84%	3.10%	8.78%
MFS VIT Value	01/02/2002	-7.73%	-2.31%		3.16%
MidCap Blend	12/18/1987	0.92%	3.52%	7.35%
Money Market	03/18/1983	-7.27%	-0.38%	0.47%
Neuberger Berman AMT Partners	03/22/1994	-18.49%	-5.57%	1.68%
Neuberger Berman AMT Small-Cap Growth	07/12/2002	-8.32%	-4.40%		1.72%
Neuberger Berman AMT Socially Responsive	02/18/1999	-10.31%	-1.52%	3.51%
PIMCO VIT All Asset	04/30/2003	-5.34%	3.17%		5.33%
PIMCO VIT High Yield Portfolio	04/30/1998	-3.95%	3.76%	5.71%
PIMCO VIT Total Return	12/31/1997	-3.70%	5.97%	5.04%
Principal Capital Appreciation	04/28/1998	-7.14%	-0.22%	3.83%
Principal LifeTime 2010	08/30/2004	-5.84%	-1.20%		2.78%
Principal LifeTime 2020	08/30/2004	-8.33%	-1.88%		2.97%
Principal LifeTime 2030	08/30/2004	-9.46%	-2.44%		2.54%
Principal LifeTime 2040	08/30/2004	-10.41%	-2.81%		2.54%
Principal LifeTime 2050	08/30/2004	-11.16%	-3.10%		2.41%
Principal LifeTime Strategic Income	08/30/2004	-3.79%	-0.64%		2.59%
Real Estate Securities	05/01/1998	1.55%	-2.43%	10.58%
SAM Balanced	06/03/1997	-6.30%	0.76%	3.76%
SAM Conservative Balanced	04/23/1998	-5.01%	1.92%	4.07%
SAM Conservative Growth	06/03/1997	-7.72%	-0.85%	3.05%
SAM Flexible Income	09/09/1997	-3.92%	2.77%	4.13%
SAM Strategic Growth	06/03/1997	-9.14%	-1.96%	2.44%
Short-Term Income	01/12/1994	-5.92%	1.97%	2.57%
SmallCap Growth II	05/01/1998	-11.60%	-2.17%	-1.25%
SmallCap Value I	05/01/1998	-10.88%	-4.70%	5.00%
T. Rowe Price Blue Chip Growth	12/29/2000	-5.92%	-0.44%	1.43%
T. Rowe Price Health Sciences	12/29/2000	2.99%	5.02%	5.39%
Van Eck VIP Global Hard Assets	05/01/2006	-23.76%	3.64%		3.29%

                                                                                               1

	For Contracts without the Premium Payment Credit Rider and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein Small Cap Growth	08/15/1996	3.14%	3.38%	4.12%
American Century VP Inflation Protection	12/31/2002	10.33%	5.53%		4.01%
American Century VP Mid Cap Value	10/29/2004	-2.10%	1.13%		6.00%
American Century VP Ultra	05/01/2001	-0.42%	0.77%	0.19%
American Century VP Vista	10/05/2001	-9.07%	-1.21%	3.21%
Asset Allocation	06/01/1994	0.84%	0.85%	2.95%
Bond & Mortgage Securities	12/18/1987	5.72%	3.06%	3.43%
Diversified Balanced	12/30/2009	2.30%			5.49%
Diversified Growth	12/30/2009	0.96%			5.51%
Diversified International	05/02/1994	-12.02%	-5.24%	4.31%
Dreyfus Technology Growth	08/31/1999	-9.21%	3.38%	0.76%
Equity Income	04/28/1998	4.10%	-0.98%	4.65%
Fidelity VIP Contrafund	01/03/1995	-4.02%	-0.60%	4.66%
Fidelity VIP Equity-Income	11/03/1986	-0.62%	-4.00%	1.55%
Fidelity VIP Growth	10/31/1986	-1.30%	-0.17%	-0.07%
Fidelity VIP Mid Cap	12/28/1998	-11.99%	0.91%	7.27%
Fidelity VIP Overseas	01/28/1987	-18.34%	-6.23%	2.05%
Franklin Small Cap Value Securities	04/30/1998	-4.98%	-0.46%	5.62%
Goldman Sachs Mid Cap Value	05/01/1998	-7.57%	-1.04%	6.03%
Goldman Sachs Structured Small Cap Equity	02/13/1998	-0.60%	-2.89%	3.36%
Government & High Quality Bond	05/06/1993	4.88%	4.60%	3.75%
International Emerging Markets	10/24/2000	-18.55%	0.08%	12.24%
Invesco VI Basic Value	09/10/2001	-4.28%	-6.70%	-0.99%
Invesco VI International Growth	05/05/1993	-7.68%	-1.76%	5.75%
Invesco VI Small Cap Equity	08/29/2003	-1.99%	0.95%		5.71%
LargeCap Blend II	05/01/2002	-1.38%	-1.67%		2.00%
LargeCap Growth	05/02/1994	-5.45%	-1.12%	0.67%
LargeCap Growth I	06/01/1994	-1.59%	1.93%	1.58%
LargeCap S&P 500 Index	05/03/1999	0.44%	-1.79%	1.27%
LargeCap Value	05/13/1970	-0.11%	-4.01%	1.76%
MFS VIT Utilities	01/03/1995	5.16%	3.63%	8.78%
MFS VIT Value	01/02/2002	-1.73%	-1.66%		3.16%
MidCap Blend	12/18/1987	6.92%	4.04%	7.35%
Money Market	03/18/1983	-1.27%	0.23%	0.47%
Neuberger Berman AMT Partners	03/22/1994	-12.49%	-4.83%	1.68%
Neuberger Berman AMT Small-Cap Growth	07/12/2002	-2.32%	-3.70%		1.72%
Neuberger Berman AMT Socially Responsive	02/18/1999	-4.31%	-0.89%	3.51%
PIMCO VIT All Asset	04/30/2003	0.66%	3.69%		5.33%
PIMCO VIT High Yield Portfolio	04/30/1998	2.05%	4.27%	5.71%
PIMCO VIT Total Return	12/31/1997	2.30%	6.44%	5.04%
Principal Capital Appreciation	04/28/1998	-1.14%	0.38%	3.83%
Principal LifeTime 2010	08/30/2004	0.16%	-0.58%		2.78%
Principal LifeTime 2020	08/30/2004	-2.33%	-1.24%		2.97%
Principal LifeTime 2030	08/30/2004	-3.46%	-1.79%		2.54%
Principal LifeTime 2040	08/30/2004	-4.41%	-2.15%		2.54%
Principal LifeTime 2050	08/30/2004	-5.16%	-2.43%		2.41%
Principal LifeTime Strategic Income	08/30/2004	2.21%	-0.03%		2.59%
Real Estate Securities	05/01/1998	7.55%	-1.78%	10.58%
SAM Balanced	06/03/1997	-0.30%	1.34%	3.76%
SAM Conservative Balanced	04/23/1998	0.99%	2.47%	4.07%
SAM Conservative Growth	06/03/1997	-1.72%	-0.23%	3.05%
SAM Flexible Income	09/09/1997	2.08%	3.30%	4.13%
SAM Strategic Growth	06/03/1997	-3.14%	-1.32%	2.44%
Short-Term Income	01/12/1994	0.08%	2.52%	2.57%
SmallCap Growth II	05/01/1998	-5.60%	-1.52%	-1.25%
SmallCap Value I	05/01/1998	-4.88%	-3.98%	5.00%
T. Rowe Price Blue Chip Growth	12/29/2000	0.08%	0.17%	1.43%
T. Rowe Price Health Sciences	12/29/2000	8.99%	5.51%	5.39%
Van Eck VIP Global Hard Assets	05/01/2006	-17.76%	4.16%		3.60%
2

	For Contracts with the Premium Payment Credit Rider and with Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein Small Cap Growth	08/15/1996	-5.48%	2.03%	3.50%
American Century VP Inflation Protection	12/31/2002	1.67%	4.23%		3.38%
American Century VP Mid Cap Value	10/29/2004	-10.69%	-0.28%		5.27%
American Century VP Ultra	05/01/2001	-9.01%	-0.64%	-0.42%
American Century VP Vista	10/05/2001	-17.61%	-2.68%	2.59%
Asset Allocation	06/01/1994	-7.76%	-0.56%	2.33%
Bond & Mortgage Securities	12/18/1987	-2.91%	1.71%	2.81%
Diversified Balanced	12/30/2009	-6.31%			1.96%
Diversified Growth	12/30/2009	-7.64%			1.98%
Diversified International	05/02/1994	-20.55%	-6.84%	3.68%
Dreyfus Technology Growth	08/31/1999	-17.76%	2.03%	0.16%
Equity Income	04/28/1998	-4.52%	-2.44%	4.02%
Fidelity VIP Contrafund	01/03/1995	-12.59%	-2.05%	4.03%
Fidelity VIP Equity-Income	11/03/1986	-9.22%	-5.56%	0.95%
Fidelity VIP Growth	10/31/1986	-9.89%	-1.61%	-0.67%
Fidelity VIP Mid Cap	12/28/1998	-20.51%	-0.50%	6.62%
Fidelity VIP Overseas	01/28/1987	-26.83%	-7.88%	1.44%
Franklin Small Cap Value Securities	04/30/1998	-13.55%	-1.91%	4.99%
Goldman Sachs Mid Cap Value	05/01/1998	-16.12%	-2.50%	5.39%
Goldman Sachs Structured Small Cap Equity	02/13/1998	-9.20%	-4.41%	2.74%
Government & High Quality Bond	05/06/1993	-3.74%	3.28%	3.13%
International Emerging Markets	10/24/2000	-27.04%	-1.35%	11.56%
Invesco VI Basic Value	09/10/2001	-12.85%	-8.37%	-1.59%
Invesco VI International Growth	05/05/1993	-16.23%	-3.24%	5.12%
Invesco VI Small Cap Equity	08/29/2003	-10.57%	-0.46%		5.08%
LargeCap Blend II	05/01/2002	-9.97%	-3.15%		1.39%
LargeCap Growth I	06/01/1994	-10.18%	0.55%	0.97%
LargeCap Growth	05/02/1994	-14.01%	-2.58%	0.06%
LargeCap S&P 500 Index	05/03/1999	-8.16%	-3.28%	0.66%
LargeCap Value	05/13/1970	-8.71%	-5.57%	1.15%
MFS VIT Utilities	01/03/1995	-3.47%	2.29%	8.12%
MFS VIT Value	01/02/2002	-10.32%	-3.14%		2.54%
MidCap Blend	12/18/1987	-1.72%	2.71%	6.71%
Money Market	03/18/1983	-9.86%	-1.20%	-0.14%
Neuberger Berman AMT Partners	03/22/1994	-21.01%	-6.42%	1.07%
Neuberger Berman AMT Small-Cap Growth	07/12/2002	-10.90%	-5.25%		1.11%
Neuberger Berman AMT Socially Responsive	02/18/1999	-12.88%	-2.35%	2.89%
PIMCO VIT All Asset	04/30/2003	-7.94%	2.35%		4.70%
PIMCO VIT High Yield Portfolio	04/30/1998	-6.56%	2.95%	5.08%
PIMCO VIT Total Return	12/31/1997	-6.31%	5.16%	4.41%
Principal Capital Appreciation	04/28/1998	-9.73%	-1.04%	3.21%
Principal LifeTime 2010	08/30/2004	-8.44%	-2.03%		2.05%
Principal LifeTime 2020	08/30/2004	-10.91%	-2.71%		2.24%
Principal LifeTime 2030	08/30/2004	-12.04%	-3.27%		1.81%
Principal LifeTime 2040	08/30/2004	-12.98%	-3.65%		1.80%
Principal LifeTime 2050	08/30/2004	-13.73%	-3.93%		1.68%
Principal LifeTime Strategic Income	08/30/2004	-6.40%	-1.47%		1.86%
Real Estate Securities	05/01/1998	-1.09%	-3.26%	9.92%
SAM Balanced	06/03/1997	-8.89%	-0.06%	3.14%
SAM Conservative Balanced	04/23/1998	-7.61%	1.10%	3.44%
SAM Conservative Growth	06/03/1997	-10.30%	-1.67%	2.43%
SAM Flexible Income	09/09/1997	-6.53%	1.95%	3.51%
SAM Strategic Growth	06/03/1997	-11.72%	-2.79%	1.83%
Short-Term Income	01/12/1994	-8.52%	1.15%	1.96%
SmallCap Growth II	05/01/1998	-14.17%	-3.00%	-1.84%
SmallCap Value I	05/01/1998	-13.45%	-5.55%	4.37%
T. Rowe Price Blue Chip Growth	12/29/2000	-8.52%	-1.26%	0.82%
T. Rowe Price Health Sciences	12/29/2000	0.34%	4.20%	4.75%
Van Eck VIP Global Hard Assets	05/01/2006	-26.25%	2.83%		2.51%
3

	For Contracts with the Premium Payment Credit Rider and without Surrender Charge
Division	Effective Date	One Year	Five Years	Ten Years	Since Inception
AllianceBernstein Small Cap Growth	08/15/1996	2.52%	2.76%	3.50%
American Century VP Inflation Protection	12/31/2002	9.67%	4.90%		3.38%
American Century VP Mid Cap Value	10/29/2004	-2.69%	0.52%		5.37%
American Century VP Ultra	05/01/2001	-1.01%	0.16%	-0.42%
American Century VP Vista	10/05/2001	-9.61%	-1.80%	2.59%
Asset Allocation	06/01/1994	0.24%	0.24%	2.33%
Bond & Mortgage Securities	12/18/1987	5.09%	2.44%	2.81%
Diversified Balanced	12/30/2009	1.69%			4.86%
Diversified Growth	12/30/2009	0.36%			4.88%
Diversified International	05/02/1994	-12.55%	-5.80%	3.68%
Dreyfus Technology Growth	08/31/1999	-9.76%	2.76%	0.16%
Equity Income	04/28/1998	3.48%	-1.57%	4.02%
Fidelity VIP Contrafund	01/03/1995	-4.59%	-1.19%	4.03%
Fidelity VIP Equity-Income	11/03/1986	-1.22%	-4.57%	0.95%
Fidelity VIP Growth	10/31/1986	-1.89%	-0.77%	-0.67%
Fidelity VIP Mid Cap	12/28/1998	-12.51%	0.30%	6.62%
Fidelity VIP Overseas	01/28/1987	-18.83%	-6.79%	1.44%
Franklin Small Cap Value Securities	04/30/1998	-5.55%	-1.06%	4.99%
Goldman Sachs Mid Cap Value	05/01/1998	-8.12%	-1.63%	5.39%
Goldman Sachs Structured Small Cap Equity	02/13/1998	-1.20%	-3.47%	2.74%
Government & High Quality Bond	05/06/1993	4.26%	3.98%	3.13%
International Emerging Markets	10/24/2000	-19.04%	-0.52%	11.56%
Invesco VI Basic Value	09/10/2001	-4.85%	-7.26%	-1.59%
Invesco VI International Growth	05/05/1993	-8.23%	-2.34%	5.12%
Invesco VI Small Cap Equity	08/29/2003	-2.57%	0.35%		5.08%
LargeCap Blend II	05/01/2002	-1.97%	-2.26%		1.39%
LargeCap Growth I	06/01/1994	-2.18%	1.32%	0.97%
LargeCap Growth	05/02/1994	-6.01%	-1.71%	0.06%
LargeCap S&P 500 Index	05/03/1999	-0.16%	-2.38%	0.66%
LargeCap Value	05/13/1970	-0.71%	-4.59%	1.15%
MFS VIT Utilities	01/03/1995	4.53%	3.01%	8.12%
MFS VIT Value	01/02/2002	-2.32%	-2.25%		2.54%
MidCap Blend	12/18/1987	6.28%	3.42%	6.71%
Money Market	03/18/1983	-1.86%	-0.37%	-0.14%
Neuberger Berman AMT Partners	03/22/1994	-13.01%	-5.40%	1.07%
Neuberger Berman AMT Small-Cap Growth	07/12/2002	-2.90%	-4.27%		1.11%
Neuberger Berman AMT Socially Responsive	02/18/1999	-4.88%	-1.49%	2.89%
PIMCO VIT All Asset	04/30/2003	0.06%	3.07%		4.70%
PIMCO VIT High Yield Portfolio	04/30/1998	1.44%	3.65%	5.08%
PIMCO VIT Total Return	12/31/1997	1.69%	5.81%	4.41%
Principal Capital Appreciation	04/28/1998	-1.73%	-0.22%	3.21%
Principal LifeTime 2010	08/30/2004	-0.44%	-1.17%		2.17%
Principal LifeTime 2020	08/30/2004	-2.91%	-1.84%		2.36%
Principal LifeTime 2030	08/30/2004	-4.04%	-2.38%		1.93%
Principal LifeTime 2040	08/30/2004	-4.98%	-2.73%		1.92%
Principal LifeTime 2050	08/30/2004	-5.73%	-3.01%		1.80%
Principal LifeTime Strategic Income	08/30/2004	1.60%	-0.63%		1.98%
Real Estate Securities	05/01/1998	6.91%	-2.36%	9.92%
SAM Balanced	06/03/1997	-0.89%	0.73%	3.14%
SAM Conservative Balanced	04/23/1998	0.39%	1.86%	3.44%
SAM Conservative Growth	06/03/1997	-2.30%	-0.83%	2.43%
SAM Flexible Income	09/09/1997	1.47%	2.68%	3.51%
SAM Strategic Growth	06/03/1997	-3.72%	-1.91%	1.83%
Short-Term Income	01/12/1994	-0.52%	1.90%	1.96%
SmallCap Growth II	05/01/1998	-6.17%	-2.11%	-1.84%
SmallCap Value I	05/01/1998	-5.45%	-4.56%	4.37%
T. Rowe Price Blue Chip Growth	12/29/2000	-0.52%	-0.43%	0.82%
T. Rowe Price Health Sciences	12/29/2000	8.34%	4.87%	4.75%
Van Eck VIP Global Hard Assets	05/01/2006	-18.25%	3.53%		2.98%
4

TAXATION UNDER CERTAIN RETIREMENT PLANS

INDIVIDUAL RETIREMENT ANNUITIES

Contributions. Individuals may make contributions for individual retirement annuity (IRA) contracts. Individuals may make deductible contributions (for any year) up to the lesser of the amount shown in the chart or 100% of compensation.

Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 in 2011 and 2012.

Such individuals may establish a traditional IRA for a non-working spouse. The annual contribution for both spouses’ contracts cannot exceed the lesser of the amount shown in the chart or 100% of the working spouse’s compensation. No more than the individual IRA limit may be contributed to either spouse’s IRA for any year.

IRA- Maximum Annual Contribution
Year	Individual IRA	Individual IRA + Spousal IRA
2011	$5,000	$10,000
2012	$5,000	$10,000

For succeeding years, limits are indexed to inflation.

Contributions may be tax deductible. If an individual and his/her spouse do not participate in a qualified retirement plan, the contributions to an IRA are fully tax deductible regardless of income. If an individual is an active participant in a qualified retirement plan, his/her ability to deduct the contributions depends upon his/her income level.

For individuals who are not active participants but whose spouses are, deductibility of traditional IRA contributions is phased out if the couple files a joint return and the Adjusted Gross Income is between $173,000 and $183,000 in 2012.

Deductibility of Traditional IRA Contributions for Active Participants
Married Individuals (Filing Jointly)			Single Individual
Year	Limited Deduction	No Deduction	Year	Limited Deduction	No Deduction
2011	$90,000	$110,000	2011	$56,000	$66,000
2012	$92,000	$112,000	2012	$58,000	$68,000
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An individual may make non-deductible IRA contributions to the extent of the excess of:

      (1)  The lesser of maximum annual contribution or 100% of compensation, over

      (2)  The IRA deductible contributions made with respect to the individual.

An individual may not make any contribution to his/her own IRA for the year in which he/she reaches age 70 ½ or for any year thereafter.

Taxation of Distributions. Distributions from IRA Contracts are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 59 ½ are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are exempted from this penalty tax, including distributions following the owner’s death or disability if the distribution is paid as part of a series of substantially equal periodic payments made for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of Owner and the Owner’s designated Beneficiary; distributions to pay medical expenses; distributions for certain unemployment expenses; distributions for first home purchases (up to $10,000) and distributions for higher education expenses and distributions for certain natural disaster victims.

Required Distributions. Generally, distributions from IRA Contracts must commence not later than April 1 of the calendar year following the calendar year in which the owner attains age 70 ½, and such distributions must be made over a period that does not exceed the uniform life distribution period established by the IRS. A penalty tax of 50% may be imposed on any amount by which the minimum required distribution in any year exceeded the amount actually distributed in that year. In addition, in the event that the owner dies before his or her entire interest in the Contract has been distributed, the owner’s entire interest must be distributed in accordance with rules similar to those applicable upon the death of the Contract Owner in the case of a non-qualified Contract, as described in the Prospectus.

Tax-Free Rollovers. The Internal Revenue Code (the “Code”) permits the taxable portion of funds to be transferred in a tax-free rollover from a qualified retirement plan, tax-deferred annuity plan or governmental 457(b) plan to an IRA Contract if certain conditions are met, and if the rollover of assets is completed within 60 days after the distribution from the qualified plan is received. A direct rollover of funds may avoid a 20% federal tax withholding generally applicable to qualified plans, tax-deferred annuity plan, or governmental 457(b) plan distributions. In addition, not more frequently than once every twelve months, amounts may be rolled over tax-free from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees.

SIMPLIFIED EMPLOYEE PENSION (SEP) PLANS AND SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION (SAR/SEP) PLANS

Contributions. Under Section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the lesser of 25% of compensation or $50,000 for 2012.

Employees of certain small employers may have contributions made to the salary reduction simplified employee pension plan (SAR/SEP) on their behalf on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SAR/SEP is referred to as an elective deferral.

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These elective deferrals are subject to the same cap as elective deferrals to IRC Section 401(k) plans, see table below. In addition to the elective deferrals, SAR/SEP may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions”.

No new SAR/SEP are permitted after 1996 for any employer, but those in effect prior to 1997 may continue to operate, receive contributions, and add new employees.

Employees of tax-exempt organizations and state and local government agencies are not eligible for SAR/SEPs.

Salary Reduction Simplified Employee Pension Plan (SAR/SEP)
Year	Elective Deferral	Catch-up Contribution
2011	$16,500	$5,500
2012	$17,000	$5,500

Taxation of Distributions. Generally, distribution payments from SEPs and SAR/SEPs are subject to the same distribution rules described above for IRAs.

Required Distributions. SEPs and SAR/SEPs are subject to the same minimum required distribution rules described above for IRAs.

Tax-Free Rollovers. Generally, rollovers and direct transfers may be made to and from SEPs and SAR/SEPs in the same manner as described above for IRAs, subject to the same conditions and limitations.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA)

Contributions. Under Section 408(p) of the Code, employers may establish a type of IRA plan known as a SIMPLE IRA. Employees may have contributions made to the SIMPLE IRA on a salary reduction basis. The amount that an employee chooses to defer and contribute to the SIMPLE IRA is referred to as an elective deferral.

These elective deferrals cannot exceed the amounts shown in the chart. In addition to the elective deferrals, SIMPLE IRA may permit additional elective deferrals by individuals age 50 or over, referred to as “catch-up contributions”.

Elective contribution amounts made under the salary reduction portions (i.e., those subject to the $11,500 limit in 2012) of a SIMPLE IRA plan are counted in the overall limit on elective deferrals by any individual. For example, an individual under age 50 who defers the maximum of $11,500 to a SIMPLE IRA of one employer and also participates in a 401(k) plan of another employer,  would be limited to an elective deferral of $5,500 in 2012 ($17,000 – $11,500) to the 401(k) plan.

The employer generally must match either 100% of the employee’s elective deferral, up to 3% of the employee’s compensation or fixed nonelective contributions of 2% of compensation.

Savings Incentive Match Plan for Employees (SIMPLE IRA)
Year	Elective Deferral	Catch-up Contribution	401(k) Elective Deferral
2011	$11,500	$2,500	$16,500
2012	$11,500	$2,500	$17,000

Taxation of Distributions. Generally, distribution payments from SIMPLE IRAs are subject to the same distribution rules described above for IRAs, except that distributions made within two years of the date of an employee’s first participation in a SIMPLE IRA of an employer are subject to a 25% penalty tax instead of the 10% penalty tax discussed previously.

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Required Distributions. SIMPLE IRAs are subject to the same minimum required distribution rules described above for IRAs.

Tax-Free Rollovers. Direct transfers may be made among SIMPLE IRAs in the same manner as described above for IRAs, subject to the same conditions and limitations. Rollovers from SIMPLE IRAs are permitted after two years have elapsed from the date of an employee’s first participation in a SIMPLE IRA of the employer. Rollovers to SIMPLE IRAs from other plans are not permitted.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA)

Contribution. Under Section 408A of the Code, individuals may contribute to a Roth IRA on his/her own behalf up to the lesser of maximum annual contribution limit as shown in the chart or 100% of compensation. In addition, the contribution must be reduced by the amount of any contributions made to other IRAs for the benefit of the same individual.

Individuals age 50 or over are also permitted to make additional “catch-up” contributions. The additional contribution is $1,000 for 2011 and 2012.

Roth IRA - Maximum Annual Contribution
Year	Individual Roth IRA	Catch-up Contribution
2011	$5,000	$1,000
2012	$5,000	$1,000

For succeeding years, individual Roth IRA limits are indexed for cost-of-living.

The maximum contribution is phased out for single taxpayers with adjusted gross income between $110,000 and $125,000 and for joint filers with adjusted gross income between $173,000 and $183,000 (see chart below).

For rollovers/conversion to Roth IRAs done in 2010 only, the taxpayer does have a choice of electing a two-year spread option that allows deferral including the taxable amounts in gross income to years 2011 and 2012. For more information, please see your tax advisor.

Modified Adjusted Gross Income Limits - 2012
Single	Married Filing Joint	ROTH IRA Contribution
$110,000 or less	$173,000 or less	Full Contribution
$110,000 – $125,000	$173,000 – $183,000	Partial Contribution*
$125,000 & over	$183,000 & over	No Contribution

*     Those entitled to only a partial contribution should check with a tax advisor to determine the allowable contribution.

A person whose filing status is “married, filing separately” may not make a full Roth IRA contribution, unless the couple are separated and have been living apart for the entire year. Only a partial contribution is allowed if the Modified Adjusted Gross Income is less than $10,000.

Taxation of Distribution. Qualified distributions are received income-tax free by the Roth IRA owner, or beneficiary in case of the Roth IRA owner’s death. A qualified distribution is any distribution made after five years if the IRA owner is over age 591/2, dies, becomes disabled, or uses the funds for first-time home buyer expenses at the time of distribution. The five-year period for converted amounts begins from the year of the conversion.

8

PART C

OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

(a)  Financial Statements included in the Registration Statement

(1)  Part A

Condensed Financial Information for the 6 years ended

December 31, 2011 and the period ended December 31, 2005**

(2)  Part B:

Principal Life Insurance Company Separate Account B:

Report of Independent Registered Public Accounting Firm**

Statements of Assets and Liabilities, December 31, 2011**

Statements of Operations for the year ended December 31, 2011**

Statements of Changes in Net Assets for the years ended December 31, 2011 and 2010**

Notes to Financial Statements**

Principal Life Insurance Company:

Report of Independent Registered Public Accounting Firm**

Consolidated Statements of Financial Position at December 31, 2011, and 2010**

Consolidated Statements of Operations for the years ended December 31, 2011, 2010 and 2009**

Consolidated Statements of Stockholder's Equity for the years ended December 31, 2011, 2010 and 2009**

Consolidated Statements of Cash Flows for the years ended December 31, 2011, 2010 and 2009**

Notes to Consolidated Financial Statements**

(3)  Part C

Principal Life Insurance Company

Report of Independent Registered Public Accounting Firm on Schedules**

Schedule I - Summary of Investments - Other Than Investments in Related Parties As of December 31, 2011**

Schedule III - Supplementary Insurance Information as of December 31, 2011, 2010 and 2009 and for each of the years then ended**

Schedule IV – Reinsurance as of December 31, 2010, 2010 and 2009 and for each of the years then ended**

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

(b)  Exhibits

(1)           Resolution of Board of Directors of the Depositor – filed with the Commission on filed on 06/07/2004)

(3a)       Distribution Agreement (filed 01/04/2005)

(3b)       Selling Agreement (filed 06/07/2004)

(4a)       Form of Variable Annuity Contract (filed 06/7/2004)

(4b)       Amendment to Enhanced Death Benefit Rider (filed 04/27/2006)

(4c)       Amendment to Fixed Account Endorsement (filed 04/27/2006)

(4d)       Amendment to Fixed DCA Account Endorsement (filed 04/27/2006)

(4e)       Amendment to GMWB Rider (filed 04/27/2006)

(4f)        Amendment to Contract Data Page (filed 04/27/2006)

9

(4g)       Amendment to Partial Annuitization Endorsement (filed 04/27/2006)

(4h)       Amendment to Premium Payment Credit Rider (filed 04/27/2006)

(4i)        Form of Specimen Guaranteed Minimum Withdrawal Benefit 2 – Joint Life Rider (filed with the Commission on 05/01/2008)

(4i)        Form of Specimen Guaranteed Minimum Withdrawal Benefit 2 – Single Life Rider (filed with the Commission on 05/01/2008)

(5)        Form of Variable Annuity Application (filed 06/07/2004)

(6a)       Articles of Incorporation of the Depositor (filed with the Commission on 06/07/2004)

(6b)       Bylaws of Depositor (filed with the Commissioner 06/07/2004)

(8a1)     Participation Agreement with AIM Variable Insurance Funds, as amended (filed with the Commission on 05/01/2008)

(8a2)     Distribution Agreement with AIM Variable Insurance Funds, (filed with the Commission on May 1, 2008)

(8a3)     Rule 22c-2 Agreement with AIM Variable Insurance Funds, (filed with the Commission on May 1, 2008)

(8a4)     Administrative Services Agreement with AIM Variable Insurance Funds, (filed with the Commission on May 1, 2008)

(8b1)     Participation Agreement with AllianceBernstein Variable Products Series Fund, as amended (filed with the Commission on 05/01/2008)

(8b2)     Administrative Service Agreement with AllianceBernstein Variable Products Series Fund, (filed with the Commission on 05/01/2008)

(8b3)     Rule 22c-2 Agreement with AllianceBernstein Variable Products Series Fund, (filed with the Commission on 05/01/2008)

(8c1)     Shareholder Services Agreement with American Century Investment Management Inc., as amended (as filed with the Commission on May 1, 2008)

(8c2)     Rule 22c-2 Agreement with American Century Investment Management Inc., ( as filed on May 1, 2008)

(8d1)     Participation Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission on May 1, 2008)

(8d2)     Administrative Services Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission on May 1, 2008)

(8d3)     Rule 12b-1 Agreement with Dreyfus Investment Portfolios, as amended (filed with the Commission on May 1, 2008)

(8e1)     Amended & Restated Participation Agreement with Fidelity Insurance Products Fund (as filed on May 1, 2008)

(8e2)     Distribution Agreement with Fidelity Variable Insurance Products Fund (as filed on May 1, 2008)

(8e3)     Service Agreement dated 8/02/1999 with Fidelity Variable Insurance Products Fund (as filed on May 1, 2008)

(8e4)     Service Agreement dated 2/29/2000 with Fidelity Variable Insurance Products Fund (as filed on May 1, 2008)

(8e5)     Service Agreement dated 3/26/2002 with Fidelity Variable Insurance Products Fund (as filed on May 1, 2008)

(8e6)     Rule 22c-2 Agreement with Fidelity Insurance Products Fund (as filed on May 1, 2008)

(8f1)      Participation Agreement with Goldman Sachs Variable Insurance Trust, (filed with the Commission on May 1, 2008)

(8f2)      Administrative Services Agreement with Goldman Sachs Variable Insurance Trust (filed on May 1, 2008)

(8f3)      Rule 22c-C Agreement with Goldman Sachs Variable Insurance Trust (filed with the Commission on May 1, 2008)

(8g1)     Participation Agreement with Neuberger Berman Advisers Management Trust, as amended (filed with the Commission on May 1, 2008)

10

(8g2)     Distribution & Administrative Services Agreement with Neuberger Berman Advisers Management Trust (filed on May 1, 2008)

(8g3)     Rule 22c-C Agreement with Neuberger Berman Advisers Management Trust (filed with the Commission on May 1, 2008)

(8h1)     Form of Participation Agreement with Principal Variable Contracts Funds (as filed on May 1, 2008)

(8h2)     Form of Rule 22c-2 Agreement with Principal Variable Contracts Funds (as filed on May 1, 2008)

(8i1)      Participation Agreement with T Rowe Equity Series Inc, as amended (filed with the Commission on May 1, 2008)

(8i2)      Rule 12b-1 Agreement with T Rowe Equity Series Inc (filed with the Commission on May 1, 2008)

(8i3)      Rule 22c-C Agreement with T Rowe Equity Series Inc (filed with the Commission on May 1, 2008)

(8i4)      Participation Agreement with T Rowe Equity Series Inc, as amended (filed with the Commission on May 1, 2008)

(8j1)      Participation Agreement with MFS Variable Insurance Trust dtd 03/26/02 – Filed as Ex-99.B (8j1) on 3/01/10 (Accession No. 0000898745-10-000129)

(8j2)      Participation Agreement with MFS Variable Insurance Trust amendment 1 dtd 05/17/02 – Filed as Ex-99.B(8j2) on 3/01/10 (Accession No. 0000898745-10-000129)

(8j3)      Participation Agreement with MFS Variable Insurance Trust amendment 2 dtd 09/03/02– Filed as Ex-99.B(8j3) on 3/01/10 (Accession No. 0000898745-10-000129)

(8j4)      Participation Agreement with MFS Variable Insurance Trust amendment 3 dtd 01/08/03– Filed as Ex-99.B(8j4) on 3/01/10 (Accession No. 0000898745-10-000129)

(8j5)      Participation Agreement with MFS Variable Insurance Trust amendment 4 dtd 09/17/04– Filed as Ex-99.B(8j5) on 3/01/10 (Accession No. 0000898745-10-000129)

(8j6)      Participation Agreement with MFS Variable Insurance Trust amendment 5 dtd 11/01/05– Filed as Ex-99.B(8j6) on 3/01/10 (Accession No. 0000898745-10-000129)

(8j7)      Participation Agreement with MFS Variable Insurance Trust amendment 6 dtd 12/07/05– Filed as Ex-99.B(8j7) on 3/01/10 (Accession No. 0000898745-10-000129)

(8j8)      Participation Agreement with MFS Variable Insurance Trust amendment 7 dtd 05/01/07– Filed as Ex-99.B(8j8) on 3/01/10 (Accession No. 0000898745-10-000129)

(8j9)      Participation Agreement with MFS Variable Insurance Trust amendment 8 dtd 01/01/08– Filed as Ex-99.B(8j9) on 3/01/10 (Accession No. 0000898745-10-000129)

(8j10)    Participation Agreement with MFS Variable Insurance Trust amendment 9 dtd 05/01/09– Filed as Ex-99.B(8j10) on 3/01/10 (Accession No. 0000898745-10-000129)

(8j11)    FUND/SERV and Networking Agreement with MFS Variable Insurance Trust dtd 05/20/02– Filed as Ex-99.B(8j11) on 3/01/10 (Accession No. 0000898745-10-000129)

(8j12)    Website Regulatory Document Agreement with MFS Variable Insurance Trust dtd 03/06/08– Filed as Ex-99.B(8j12) on 3/01/10 (Accession No. 0000898745-10-000129)

(8j13)    Rule 22c-2 Shareholder Information Agreement with MFS Variable Insurance Trust dtd 03/06/07– Filed as Ex-99.B(8j13) on 3/01/10 (Accession No. 0000898745-10-000129)

(8k1)     Participation Agreement with PIMCO Variable Insurance Trust dtd 09/09/09– Filed as Ex-99.B(8k1) on 3/01/10 (Accession No. 0000898745-10-000129)

(8k2)     Service Agreement with PIMCO Variable Insurance Trust dtd 03/09/09 Filed as Ex-99.B(8k2) on 3/01/10 (Accession No. 0000898745-10-000129)

(8k3)     Service Agreement with PIMCO Variable Insurance Trust amendment 1 dtd 04/22/09 Filed as Ex-99.B(8k3) on 3/01/10 (Accession No. 0000898745-10-000129)

(8l1)      Participation Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07 Filed as Ex-99.B(8l1) on 3/01/10 (Accession No. 0000898745-10-000129)

(8l2)      Service Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07 Filed as Ex-99.B(8l2) on 3/01/10 (Accession No. 0000898745-10-000129)

11

(8l3)      Rule 22c-2 Agreement with Van Eck Worldwide Insurance Trust dtd 11/28/07 Filed as Ex-99.B(8l3) on 3/01/10 (Accession No. 0000898745-10-000129)

(9)        Opinion of Counsel (filed 01/04/2005)**

(10a)     Consent of Ernst & Young LLP**

(10b)     Powers of Attorney (filed with the Commission on 02/29/2008)

(10c)     Consent of Counsel – (filed 5/01/09)**

(11)       Financial Statement Schedules **

*     Filed Herein

**   To be filed by amendment

12

Item 25.  Officers and Directors of the Depositor

Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:

DIRECTORS:

Name and Principal Business Address	Positions and Offices
BETSY J. BERNARD 40 Shalebrook Drive Morristown, NJ 07960	Director Chair, Nominating and Governance Committee Member, Executive and Human Resources Committees
JOCELYN CARTER-MILLER TechEd Ventures 3020 NW 33rd Avenue Lauderdale Lakes, FL 33311	Director Member, Nominating and Governance Committee
GARY E. COSTLEY 257 Barefoot Beach Boulevard, Suite 404 Bonita Springs, FL 34134	Director Member, Audit Committee
MICHAEL T. DAN 495 Rudder Road Naples, FL 34102	Director Chair, Human Resources Committee
DENNIS H. FERRO 100 Dove Plum Road Vero Beach, FL 32963	Director Member, Audit Committee
C. DANIEL GELATT, JR. NMT Corporation 2004 Kramer Street La Crosse, WI 54603	Director Member, Audit Committee
SANDRA L. HELTON 1040 North Lake Shore Drive #26A Chicago, IL 60611	Director Chair, Audit Committee Member, Executive Committee
RICHARD L. KEYSER 5215 Old Orchard Place Ste. 440 Skokie, IL 60077	Director Member, Nominating and Governance and Human Resources Committees
Luca Maestri Xerox Corporation 45 Glover Avenue Norwalk, CT 06856-4505	Director Member, Audit Committee
ARJUN K. MATHRANI 176 East 71st Street, Apt. 9-F New York, NY 10021	Director Member, Audit Committee
ELIZABETH E. TALLETT Hunter Partners, LLC 12 Windswept Circle Thornton, NH 03285-6883	Director Member, Executive, Human Resources and Nominating and Governance Committees
LARRY D. ZIMPLEMAN The Principal Financial Group Des Moines, IA 50392	Chairman of the Board and Chair, Executive Committee, Principal Life: Chairman, President and Chief Executive Officer

13

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
REX AUYEUNG	Senior Vice President and President, Principal Financial Group - Asia
NED A. BURMEISTER	Senior Vice President and Chief Operating Officer, Principal International
GREGORY J. BURROWS	Senior Vice President Retirement and Investor Services
TERESA M. BUTTON	Vice President and Treasurer
TIMOTHY M. DUNBAR	Senior Vice President – Strategy and Finance
GREGORY B. ELMING	Senior Vice President and Chief Risk Officer
RALPH C. EUCHER	Senior Vice President Human Resources and Corporate Services
NORA M. EVERETT	Senior Vice President Retirement and Investor Services
JOYCE N. HOFFMAN	Senior Vice President and Corporate Secretary
DANIEL J. HOUSTON	President - Retirement, Insurance and Financial Services
JULIA M. LAWLER	Senior Vice President and Chief Investment Officer
TERRANCE J. LILLIS	Senior Vice President and Chief Financial Officer
JAMES P. MCCAUGHAN	President - Global Asset Management
TIMOTHY J. MINARD	Senior Vice President - Distribution
MARY A. O'KEEFE	Senior Vice President and Chief Marketing Officer
GERALD W. PATTERSON	Senior Vice President Retirement and Investor Services
ANGELA R. SANDERS	Senior Vice President and Controller
GARY P. SCHOLTEN	Senior Vice President and Chief Information Officer
KAREN E. SHAFF	Executive Vice President and General Counsel
DEANNA D. STRABLE	Senior Vice President – U.S. Insurance Solutions
LUIS E. VALDES	President – Principal International
ROBERTO WALKER	Senior Vice President and President - Latin America

Item 26.  Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust.  Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type.  No person is directly or indirectly controlled by the Registrant.

The Depositor is wholly-owned by Principal Financial Services, Inc.  Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code.  In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC.  A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2011 appears below:

None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

14

Principal Life Insurance Company - Organizational Structure
	Jurisdiction of Incorporation or Organization	Percentage of Ownership by its Immediate Parent
PRINCPAL FINANCIAL GROUP, INCΔ	Delaware
àPrincipal Financial Services, Inc.§ Ñ	Iowa	100
àPrincor Financial Services Corporation§Ñ	Iowa	100
àPFG DO Brasil LTDA§Ñ	Brazil	100
àBrasilprev Seguros E Previdencia S.A. §	Brazil	50.01
àPrincipal Global Investors Participacoes, LTDA§Ñ	Brazil	100
àPrincipal International, Inc. §Ñ	Iowa	100
àPrincipal International (Asia) Limited§Ñ	Hong Kong	100
àPrincipal Global Investors (Asia) Limited§Ñ	Hong Kong	100
àPrincipal Nominee Company (Hong Kong) Limited§Ñ	Hong Kong	100
àPrincipal Asset Management Company (Asia) Limited§Ñ	Hong Kong	100
àPrincipal Insurance Company (Hong Kong) Limited§Ñ	Hong Kong	100
àCIMB – Principal Asset Management Berhad (Malaysia) §	Malaysia	40
àCIMB Wealth Advisors Berhad§	Malaysia	100
àCIMB – Principal Asset Management (Singapore) PTE LTD§	Singapore	100
àCIMB - Principal Asset Management Company Limited	Thailand	99.99
àPT CIMB Principal Asset Management§	Indonesia	99
àPrincipal Trust Company(Asia) Limited§Ñ	Hong Kong	100
àPrinCorp Wealth Advisors (Asia) Limited	Hong Kong	100
àPrincipal Mexico Servicios, S.A. de C.V. §Ñ	Mexico	100
àDistribuidora Principal Mexico, S.A. de C.V. §Ñ	Mexico	100
àPrincipal Consulting (India) Private Limited§Ñ	India	100
àPrincipal Financial Group, S.A. de C. V. Grupo Financiero. §Ñ	Mexico	100
à Principal Afore, S. A. de C.V., Principal Grupo Financiero§Ñ	Mexico	100
à Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion, Principal Grupo Financiero §Ñ	Mexico	100
à Principal Mexico Compania de Seguros, S.A. de C.V., Principal Grupo Financiero §Ñ	Mexico	100
à Principal Pensiones, S.A. de C.V., Principal Grupo Financiero §Ñ	Mexico	100
àJF Molloy & Associates, Inc.§Ñ	Indiana	100
àMolloy Medical Management Company, Inc. §Ñ	Indiana	100
àPrincipal Wellness Company§Ñ	Indiana	100
àPrincipal Global Investors Holding Company, Inc. §Ñ	Delaware	100
àPrincipal Global Investors (Ireland) Limited§Ñ	Ireland	100
àPrincipal Global Investors (Europe) Limited§Ñ	United Kingdom	100
àPrincipal Global Investors (Singapore) Limited§Ñ	Singapore	100
àPrincipal Global Investors (Japan) Limited§Ñ	Japan	100
àPrincipal Global Investors (Hong Kong) Limited§Ñ	Hong Kong	100
àCIMB Principal Islamic Asset Management SDN. BHD§Ñ	Malaysia	50
àPrincipal Financial Group (Mauritius) Ltd. §Ñ	Mauritius	100
àPrincipal PNB Asset Management Company Private Limited§Ñ	India	65
àPrincipal Trustee Company Private Limited§Ñ	India	65
àPNB Principal Financial Planners Private Limited§Ñ	India	100
àPrincipal Life Insurance Company♦ Ñ	Iowa	100
àPrincipal Real Estate Fund Investors, LLC§Ñ	Delaware	100
àPrincipal Development Investors, LLC§Ñ	Delaware	100
àPrincipal Real Estate Holding Company, LLC§Ñ	Delaware	100
àGAVI PREHC HC, LLC	Delaware	100
àPrincipal Global Investors, LLC§Ñ©	Delaware	100
àPrincipal Real Estate Investors, LLC§Ñ	Delaware	100
àPrincipal Enterprise Capital, LLC§Ñ	Delaware	100
àPrincipal Commercial Funding, LLC§Ñ	Delaware	100
àPrincipal Global Columbus Circle, LLC§Ñ©	Delaware	100
àPost Advisory Group, LLC§Ñ©	Delaware	100
àPrincipal Global Investors Trust§Ñ©	Delaware	100
àSpectrum Asset Management, Inc. §Ñ©	Connecticut	100
àCCIP, LLC§Ñ©	Delaware	70
àColumbus Circle Investors§Ñ©	Delaware	100
àPrincipal Holding Company, LLC§Ñ©	Iowa	100
àPetula Associates, LLC§	Iowa	100
àPrincipal Real Estate Portfolio, Inc. §Ñ	Delaware	100
àGAVI PREPI HC, LLC	Delaware	100
àPetula Prolix Development Company§Ñ	Iowa	100
àPrincipal Commercial Acceptance, LLC§Ñ	Delaware	100
àPrincipal Generation Plant, LLC§Ñ©	Delaware	100
àPrincipal Bank§Ñ©	United States	100
àEquity FC, Ltd. §Ñ©	Iowa	100
àPrincipal Health Care, Inc§Ñ©	Iowa	100
àPrincipal Dental Services, Inc. §Ñ©	Arizona	100
àEmployers Dental Services, Inc. §Ñ©	Arizona	100
àDelaware Charter Guarantee & Trust Company§Ñ©	Delaware	100
àPreferred Product Network, Inc. §Ñ©	Delaware	100
àPrincipal Reinsurance Company of Vermont§Ñ	Vermont	100
àPrincipal Life Insurance Company of Iowa§Ñ	Iowa	100
àPrincipal Reinsurance Company of Delaware§Ñ	Delaware	100
àPrincipal Financial Services (Australia), Inc. §Ñ	Iowa	100
àPrincipal Global Investors (Australia) Service Company Pty Limited§Ñ	Australia	100
àPrincipal Global Investors (Australia) Limited§Ñ	Australia	100
àPrincipal Financial Group (Australia) Pty Ltd. §Ñ	Australia	100
àPrincipal Investments (Australia) Limited§Ñ	Delaware	100
àPrincipal Australia (Holdings) Pty Limited§Ñ	Australia	100
àPrincipal International Holding Company, LLC§Ñ	Delaware	100
àPrincipal Management Corporation§Ñ	Iowa	100
àPrincipal Financial Advisors, Inc. §Ñ	Iowa	100
àPrincipal Shareholder Services, Inc. §Ñ	Washington	100
àEdge Asset Management, Inc. §Ñ	Washington	100
àPrincipal Funds Distributor, Inc. §Ñ	Washington	100
àPrincipal Global Services Private Limited§Ñ	India	100
àCCB Principal Asset Management Company, Ltd. §	China	25
àPrincipal International de Chile, S.A. §Ñ	Chile	100
àPrincipal Compania de Seguros de Vida Chile S.A. §Ñ	Chile	100
àPrincipal Administradora General De Fondos S.A. §Ñ	Chile	100
àPrincipal Creditos Hipotecarios, S.A. §Ñ	Chile	100
àPrincipal Asset Management Chile S.A. §Ñ	Chile	100
àPrincipal Servicios Corporativos Chile LTDA§Ñ	Chile	100
àPrincipal Edge Network Holdings, Inc. §Ñ	Delaware	100
àPrincipal Edge Network – Tennessee, LLC§Ñ	Delaware	100
àPrincipal Edge Network – Georgia, LLC§Ñ	Delaware	100
àPrincipal Edge Network – Indiana, LLC§Ñ	Delaware	100
àPrincipal Edge Network – Austin, LLC§Ñ	Delaware	100
àPrincipal Edge Network – Kansas City , LLC§Ñ	Delaware	100
àPrincipal Edge Network –Dallas Ft. Worth, Inc. §Ñ	Delaware	100
àPrincipal Edge Network – San Antonio , LLC§Ñ	Delaware	100
àPrincipal National Life Insurance Company§Ñ	Iowa	100
àDiversified Dental Services, Inc. §Ñ	Nevada	100
àMorley Financial Services, Inc. §Ñ	Oregon	100
àMorley Capital Management, Inc. §Ñ	Oregon	100
àUnion Bond and Trust Company§Ñ	Oregon	100
àPrincipal Investors Corporation§Ñ	New Jersey	100

Δ

Δ Consolidated financial statements are filed with SEC.

§ Not required to file financial statements with the SEC.

Ñ Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.

♦ Separate financial statements are filed with SEC.

© Included in the financial statements of Principal Life Insurance Company filed with the SEC.

                              (1)                                                                   (2)                                 (3)

                                                                                          Number of Plan              Number of

                    Title of Class                                                 Participants             Contractowners

_______________________________________________________________________

BFA Variable Annuity Contracts                                               24                                      6

Pension Builder Contracts                                                     121                                   84

Personal Variable Contracts                                                  198                                   16

Premier Variable Contracts                                                 1076                                   35

Flexible Variable Annuity Contract                                   29,722                            29,722

Freedom Variable Annuity Contract                                   1,184                               1,184

Freedom 2 Variable Annuity Contract                                   317                                  317

Investment Plus Variable Annuity Contract                    37,735                            37,735

Principal Lifetime Income Solutions                                       19                                    19

Item 28.  Indemnification

Sections 490.851 through 490.859 of the Iowa Business  Corporation Act permit  corporations to indemnify   directors and officers where (A) all of the following apply:  the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and  (B) the  individual  engaged in conduct  for  which  broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.

Unless ordered by a court  pursuant  to the Iowa  Business Corporation  Act, a corporation shall not indemnify a director or officer in either of the following circumstances:  (A) in connection with a proceeding by or in the right of the corporation, except for reasonable  expenses incurred in connection with the proceeding if it is determined that the director has met the relevant  standard of conduct (above) or (B) in connection with any  proceeding  with respect to conduct  for which  the  director  was  adjudged  liable  on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.

Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of  Directors.  The Board has provided that certain procedures must be followed for indemnification of  officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.       Principal Underwriters

(a)           Other Activity

Princor Financial Services Corporation acts as principal underwriter for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust, and for variable life contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust.

(b)           Management

                            (b1)                                                                         (b2)

                                                                                            Positions and offices

                Name and principal                                               with principal

               business address                                                    underwriter

Deborah J. Barnhart                                       Director/Distribution (PPN)

The Principal

Financial Group(1)

Patricia A. Barry                                                Assistant Corporate Secretary

The Principal

Financial Group(1)

Michael J. Beer                                                Director and President

The Principal

Financial Group(1)

Tracy W. Bollin                                                 Chief Financial Officer

The Principal

Financial Group(1)

David J. Brown                                                 Senior Vice President

The Principal

Financial Group(1)

Jill R. Brown                                                     Senior Vice President

The Principal

Financial Group(1)

Teresa M. Button                                             Vice President/Treasurer

The Principal

Financial Group(1)

P. Scott Cawley                                                Director - Internal Wholesaling

The Principal

Financial Group(1)

Nicholas M. Cecere                                        Director and Senior Vice President

The Principal

Financial Group(1)

Ralph C. Eucher                                              Director

The Principal

Financial Group(1)

Nora M. Everett                                                 Chairman and Chief Executive Officer

The Principal

Financial Group (1)

Stephen G. Gallaher                                       Assistant General Counsel

The Principal

Financial Group(1)

Eric W. Hays                                                     Senior Vice President/Chief Information Officer

The Principal

Financial Group(1)

Joyce N. Hoffman                                            Senior Vice President/Corporate Secretary

The Principal

Financial Group(1)

Ann Hudson                                                     Compliance Officer

The Principal

Financial Group(1)

Patrick A. Kirchner                                           Assistant General Counsel

The Principal

Financial Group(1)

Julie LeClere                                                    Vice President/Marketing & Recruiting

The Principal

Financial Group(1)

Jennifer A. Mills                                                Counsel

The Principal

Financial Group(1)

Martin R. Richardson                                      Vice President/Broker Dealer Operations

The Principal

Financial Group(1)

Michael D. Roughton                                      Senior Vice President/Associate General Counsel

The Principal

Financial Group(1)

Adam U. Shaikh                                               Counsel

The Principal

Financial Group(1)

Traci L. Weldon                                                Vice President/Chief Compliance Officer

The Principal

Financial Group(1)

Dan L. Westholm                                            Director – Treasury

The Principal

Financial Group(1)

Tisha Worden                                                  Operations Officer

The Principal

Financial Group(1)

(1)                           711 High Street

                                Des Moines, IA 50309

(c)           Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Princor Financial Services Corporation	$30,068,097.19	0	0	0

Item 30.  Location of Accounts and Records

All accounts, books or other documents of the Registrant are located at the offices of the Depositor, The Principal  Financial Group, Des Moines, Iowa 50392.

Item 31.  Management Services

N/A

Item 32.  Undertakings

The Registrant undertakes that in restricting cash withdrawals from Tax Sheltered Annuities to prohibit cash withdrawals before the Participant attains age 59 1/2, separates from service, dies, or becomes disabled or in the case of hardship, Registrant acts in reliance on SEC No Action Letter addressed to American Counsel of Life Insurance (available November 28, 1988). Registrant further undertakes that:

1.     Registrant has included appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in its registration statement, including the prospectus, used in connection with the offer of the contract;

2.     Registrant will include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3.     Registrant will instruct sales representatives who solicit Plan Participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential Plan Participants; and

4.     Registrant will obtain from each Plan Participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the Plan Participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (b) the investment alternatives available under the employer's Section 403(b) arrangement, to which the Plan Participant may elect to transfer his contract value.

Fee Representation

Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Separate Account B, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 2nd day of May, 2012.

PRINCIPAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT B

        (Registrant)

By :  /s/ L. D. Zimpleman

        L. D. Zimpleman

        Chairman, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY

        (Depositor)

By :  /s/ L. D. Zimpleman

        L. D. Zimpleman

        Chairman, President and Chief Executive Officer

Attest:

/s/ Joyce N. Hoffman

Joyce N. Hoffman

Senior Vice President and Corporate Secretary

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature                                                                              Title                                                                         Date

/s/ L. D. Zimpleman

_______________________

L. D. Zimpleman                                                                  Chairman, President                          May 2, 2012

                                                                                                and Chief Executive Officer

/s/ A. R. Sanders

_______________________                                          Senior Vice President and                 May 2, 2012

A. R. Sanders                                                                       Controller

(Principal Accounting Officer)

/s/ T. J. Lillis

_______________________                                          Senior Vice President                         May 2, 2012

T. J. Lillis                                                                               and Chief Financial Officer

(Principal Financial officer)

    (B. J. Bernard)*                                                                Director                                                  May 2, 2012

B. J. Bernard

  (J. Carter-Miller)*                                               Director                                                  May 2, 2012

J. Carter-Miller

  (G. E. Costley)*                                                                  Director                                                  May 2, 2012

G. E. Costley

  (M.T. Dan)*                                                                          Director                                                  May 2, 2012

M. T. Dan

_(D.H. Ferro)*__________                                                               Director                                                  May 2, 2012

Dennis H. Ferro

  (C. D. Gelatt, Jr.)*                                                               Director                                                  May 2, 2012

C. D. Gelatt, Jr.

  (S. L. Helton)*                                                                     Director                                                  May 2, 2012

S. L. Helton

  (R. L. Keyser)*                                                                    Director                                                  May 2, 2012

R. L. Keyser

  (L. Maestri)*                                                                        Director                                                  May 2, 2012

L. Maestri

(A. K. Mathrani)*                                                                   Director                                                  May 2, 2012

A. K. Mathrani

   (E. E. Tallett)*                                                    Director                                                  May 2, 2012

E. E. Tallett

*By       /s/ L.D. Zimpleman

L. D. Zimpleman

Chairman, President and Chief Executive Officer

Pursuant to Powers of Attorney

Previously Filed

§ Not required to file financial statements with the SEC.

Ñ Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.

♦ Separate financial statements are filed with SEC.

© Included in the financial statements of Principal Life Insurance Company filed with the SEC.